       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2013.

                                                            FILE NOS. 333-178845
                                                                       811-08810
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--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 5                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT

                                 COMPANY ACT OF 1940

                                   Amendment No. 5                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786



                               MANDA GHAFERI, ESQ.


                           C/O AIG LIFE AND RETIREMENT


                            1999 AVENUE OF THE STARS

                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.



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

                          FS VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Preferred Solution
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Preferred Solution
                                                Variable Annuity; Purchasing a
                                                Polaris Preferred Solution Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Polaris Preferred Solution Variable
                                          Annuity (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Polaris Preferred Solution
                                          Variable Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        (POLARIS PREFERRED SOLUTION LOGO)
                                   PROSPECTUS
                                   MAY 1, 2013

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.



UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Incorporated
     Alliance Growth                                            AllianceBernstein L.P.
     American Funds Asset Allocation SAST                       Capital Research and Management Company(1)
     American Funds Global Growth SAST                          Capital Research and Management Company(1)
     American Funds Growth-Income SAST                          Capital Research and Management Company(1)
     American Funds Growth SAST                                 Capital Research and Management Company(1)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            BofA Advisors, LLC
     Corporate Bond                                             Federated Investment Management Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street                                      SunAmerica Asset Management Corp.
     Emerging Markets                                           J.P. Morgan Investment Management Inc.
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC
     Fundamental Growth                                         Wells Capital Management Incorporated
     Global Bond                                                Goldman Sachs Asset Management International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth-Income                                              J.P. Morgan Investment Management Inc.
     Growth Opportunities                                       Invesco Advisers, Inc.
     Growth                                                     Wellington Management Company, LLP
     High-Yield Bond                                            PineBridge Investments LLC
     International Diversified Equities                         Morgan Stanley Investment Management Inc.
     International Growth and Income                            Putnam Investment Management, LLC
     Invesco V.I. American Franchise Fund, Series II Shares(2)  Invesco Advisers, Inc.
     Invesco V.I. Comstock Fund, Series II Shares(2)            Invesco Advisers, Inc.
     Invesco V.I. Growth and Income Fund, Series II Shares(2)   Invesco Advisers, Inc.
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                Ibbotson Associates, Inc.
     Managed Allocation Growth                                  Ibbotson Associates, Inc.
     Managed Allocation Moderate                                Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth                         Ibbotson Associates, Inc.
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust                          Massachusetts Financial Services Company





(Underlying Funds continued on next page)

UNDERLYING FUNDS:                   MANAGED BY:
     MFS Total Return               Massachusetts Financial Services Company
     Mid-Cap Growth                 J.P. Morgan Investment Management Inc.
     Natural Resources              Wellington Management Company, LLP
     Protected Asset Allocation     Capital Research and Management Company(1)
       SAST Portfolio
     Real Estate                    Davis Selected Advisers, L.P.
     Real Return                    Wellington Management Company, LLP
     Small & Mid Cap Value          AllianceBernstein L.P.
     Small Company Value            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation  SunAmerica Asset Management Corp. and
       Portfolio                      AllianceBernstein L.P.
     SunAmerica Dynamic Strategy    SunAmerica Asset Management Corp. and
       Portfolio                      AllianceBernstein L.P.
     Technology                     Columbia Management Investment Advisers, LLC
     Telecom Utility                Massachusetts Financial Services Company
     Total Return Bond              Pacific Investment Management Company LLC
     VCP Total Return Balanced      Pacific Investment Management Company LLC
     VCP Value                      Invesco Advisers, Inc.




(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.



(2) On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.


This variable annuity offers the optional Polaris Rewards feature which provides a Payment Enhancement. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you choose not to elect this feature. You will also pay an additional fee for a specified period of time. The withdrawal charge and feature fee may more than offset the value of any Payment Enhancement.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.



To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2013. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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
GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
      Maximum Owner Transaction Expenses..................................       6
      Contract Maintenance Fee............................................       6
      Separate Account Annual Expenses....................................       6
      Additional Optional Feature Fees....................................       6
         Optional SunAmerica Income Plus and SunAmerica Income Builder
                    Fee....................................................      6
      Underlying Fund Expenses............................................       6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS PREFERRED SOLUTION VARIABLE ANNUITY............................      9
PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY...................      9
      Allocation of Purchase Payments.....................................      10
      Polaris Rewards Feature.............................................      11
      Early Access Feature................................................      11
      Accumulation Units..................................................      12
      Free Look...........................................................      12
      Exchange Offers.....................................................      13
      Important Information for Military Servicemembers...................      13
INVESTMENT OPTIONS.........................................................     13
      Variable Portfolios.................................................      13
         AIM Variable Insurance Funds (Invesco Variable Insurance Funds)...     13
         Anchor Series Trust...............................................     14
         Franklin Templeton Variable Insurance Products Trust..............     13
         Lord Abbett Series Fund, Inc. ....................................     14
         Seasons Series Trust..............................................     14
         SunAmerica Series Trust...........................................     14
      Substitution, Addition or Deletion of Variable Portfolios...........      17
      Fixed Accounts......................................................      17
      Dollar Cost Averaging Fixed Accounts................................      17
      Dollar Cost Averaging Program.......................................      18
      Polaris Portfolio Allocator Program.................................      18
      50%-50% Combination Model Program...................................      20
      Transfers During the Accumulation Phase.............................      22
      Automatic Asset Rebalancing Program.................................      24
      Return Plus Program.................................................      24
      Voting Rights.......................................................      25
ACCESS TO YOUR MONEY.......................................................     25
      Free Withdrawal Amount..............................................      25
      Systematic Withdrawal Program.......................................      26
      Nursing Home Waiver.................................................      26
      Minimum Contract Value..............................................      27
      Qualified Contract Owners...........................................      27
OPTIONAL LIVING BENEFITS...................................................     27
      SunAmerica Income Plus and SunAmerica Income Builder................      29
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................     36
MARKETLOCK INCOME PLUS EXTENSION...........................................     39
DEATH BENEFITS.............................................................     40
      Beneficiary Continuation Programs...................................      41
      Death Benefit Defined Terms.........................................      42
      Death Benefit Options...............................................      42
      Standard Death Benefit..............................................      42
      Optional Maximum Anniversary Value Death Benefit....................      42
      Spousal Continuation................................................      43
EXPENSES...................................................................     43
      Separate Account Expenses...........................................      44
      Withdrawal Charges..................................................      44
      Underlying Fund Expenses............................................      45
      Contract Maintenance Fee............................................      45
      Transfer Fee........................................................      45
      Optional Living Benefit Fees........................................      45
      Optional SunAmerica Income Plus and SunAmerica Income Builder Living
               Benefit Fee.................................................     45
      Optional Maximum Anniversary Value Death Benefit Fee................      46
      Optional Polaris Rewards Feature Fee................................      46
      Optional Early Access Feature Fee...................................      46
      Premium Tax.........................................................      46
      Income Taxes........................................................      46
      Reduction or Elimination of Fees, Expenses, and Additional Amounts
               Credited....................................................     46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     46
ANNUITY INCOME OPTIONS.....................................................     48
      The Income Phase....................................................      48
      Annuity Income Options..............................................      48
      Fixed or Variable Annuity Income Payments...........................      49
      Annuity Income Payments.............................................      49
      Transfers During the Income Phase...................................      50
      Deferment of Payments...............................................      50
TAXES......................................................................     50
      Annuity Contracts in General........................................      50
      Tax Treatment of Distributions - Non-Qualified Contracts............      51
      Tax Treatment of Distributions - Qualified Contracts................      51
      Required Minimum Distributions......................................      52
      Tax Treatment of Death Benefits.....................................      53
      Tax Treatment of Optional Living Benefits...........................      53
      Contracts Owned by a Trust or Corporation...........................      53
      Gifts, Pledges and/or Assignments of a Contract.....................      53
      Diversification and Investor Control................................      53
OTHER INFORMATION..........................................................     54
      The Distributor.....................................................      54
      The Company.........................................................      54
      The Separate Account................................................      55
      The General Account.................................................      56
      Financial Statements................................................      56
      Administration......................................................      56
      Legal Proceedings...................................................      57
      Registration Statements.............................................      57
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     57
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013.....    E-1
APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION ................    F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012...............................    G-1
APPENDIX H - FREE WITHDRAWAL AMOUNT AND WITHDRAWAL CHARGE SCHEDULES FOR
  CONTRACTS ISSUED PRIOR TO JULY 18, 2011..................................    H-1

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                                    GLOSSARY
--------------------------------------------------------------------------------
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each Feeder Fund invests exclusively in shares of a corresponding Master Fund. American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards feature. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Preferred Solution Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, 9 complete years if you elect the Polaris Rewards feature, or 4 complete years if you elect the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS AND THE EARLY ACCESS FEATURES. ELECTING THE POLARIS REWARDS OR EARLY ACCESS FEATURE WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. IN ADDITION, A CONTRACT WITHOUT THE POLARIS REWARDS FEATURE HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES


(as a percentage of each Purchase
  Payment)(2)..............................    9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)................................................  $50





SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Charge(4)..............  1.15%
  Optional Maximum Anniversary Value Death
     Benefit Fee..........................  0.25%
     Optional Polaris Rewards Fee or Early
       Access Fee(6)......................  0.40%
     Maximum Separate Account Annual
       Expenses(5)........................  1.80%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(7)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(8)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2013)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Trust assets, including
management fees, 12b-1 fees, if
applicable, and other expenses)..    0.72%     1.55%



FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.


(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7, 9 or 4 years as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENTS......................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards or Early Access features..............   8%   7%   6%   5%   4%   3%   2%   0%   0%   0%
With Polaris Rewards feature..................................   9%   8%   8%   7%   6%   5%   4%   3%   2%   0%
With Early Access feature.....................................   8%   7%   6%   5%   0%   0%   0%   0%   0%   0%



  IF YOUR CONTRACT WAS ISSUED IN KY, OK, OH, MD, MN, MS OR TX, PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION ABOUT YOUR WITHDRAWAL CHARGE SCHEDULE.



  IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011, THE WITHDRAWAL CHARGE SCHEDULE APPLICABLE TO YOUR CONTRACT IS DETAILED IN APPENDIX H.


  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. If you purchased your contract prior to July 18, 2011, the contract maintenance fee is $35 and assessed annually, the fee may be waived if contract value is $50,000 or more.

(4) If you do not elect any optional features, your separate account annual expenses would be 1.15%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct the same Separate Account Charge. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

(5) If you purchased your contract prior to May 2, 2011, you may have elected the EstatePlus death benefit which is no longer available for election. If you elected the EstatePlus death benefit which can only be elected if the optional Maximum Anniversary Value death benefit was also elected, your Maximum Separate Account Annual Expenses would be 2.05%. If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 1.80%. Please see Appendix G for details regarding these death benefits.

(6) You may elect either the optional Polaris Rewards feature or the optional Early Access feature. Both features may not be elected at the same time.

    The Polaris Rewards feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR

-------------
1-9........................................  0.40%
10+........................................   none


The Early Access feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR

-------------
1-4........................................  0.40%
5+.........................................   none





(7) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2013, please see APPENDIX E for a description of the living benefit you may have elected.



(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Protected Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets and each of these Variable Portfolios. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(9) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2013. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2012. The Underlying Fund representing the maximum expense has a contractual fee waiver agreement in effect for a period of one year which reduces the management fee. Considering this fee waiver agreement, the maximum expense would be 1.53% for an Underlying Fund of SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.80% (including the optional Maximum Anniversary Value death benefit, and the Polaris Rewards feature), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.55%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,376     $2,485     $3,468     $5,679



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $476      $1,685     $2,868     $5,679





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)





(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $995      $1,203     $1,437     $2,243


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $195       $603      $1,037     $2,243


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. Expense Examples with election of the Polaris Rewards feature reflect the Polaris Rewards withdrawal charge schedule, the applicable feature fee, but do not reflect any Payment Enhancement.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     PURCHASING A POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $4,000               $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $10,000              $500                $100
------------------------------------------------------------------------------



Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older for contracts issued by AGL or age 83 or older for contracts issued by US Life on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

POLARIS REWARDS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Polaris Rewards feature when you purchase your contract. If you elect the Polaris Rewards feature, we contribute a Payment Enhancement, or bonus, to your contract in conjunction with each Purchase Payment you invest during the first four contract years. If you elect this feature, each Purchase Payment (including those received after four contract years) is subject to a nine year withdrawal charge schedule. The fee for this feature terminates on your tenth contract anniversary. PLEASE SEE EXPENSES BELOW. The withdrawal charge may offset the value of any Payment Enhancement, if you make an early withdrawal. In addition, over the life of your contract, the Payment Enhancements you receive under the Polaris Rewards feature may be more than offset by the fee associated with this feature. Payment Enhancements are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards feature may not perform as well as the contract without the feature.

You may not elect the Polaris Rewards feature if you elect the Early Access feature or the Combination HV & Roll-Up death benefit.

PAYMENT ENHANCEMENT

A Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment during the first four contract years. We calculate the Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the Payment Enhancement rate. The applicable Payment Enhancement rate is the rate indicated in the table below. A Payment Enhancement is allocated among the Variable Portfolios and/or Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

The Payment Enhancement Rate depends on the contract year in which the Purchase Payment(s) is received.


------------------------------------------------------
       CONTRACT YEAR         PAYMENT ENHANCEMENT RATE
------------------------------------------------------
            1-4                         4%
------------------------------------------------------
             5+                         0%
------------------------------------------------------



The Polaris Rewards feature may not be available in your state. Please check with your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend or terminate the Polaris Rewards feature at any time for prospectively issued contracts.

EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. In addition, the withdrawal charge will not exceed 8% of each Purchase Payment withdrawn. The fee for this feature terminates on your fifth contract anniversary. PLEASE SEE EXPENSES BELOW.

You may not elect the Early Access feature if you elect the Polaris Rewards feature or the Combination HV & Roll-Up death benefit. Please note, as discussed below, that your contract does provide for a free withdrawal amount each year even if you do not elect the Early Access feature. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

The Early Access feature may not be available through your broker-dealer. Please check with your financial representative for availability.

We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:



     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and



     2. multiplying it by one minus all applicable daily asset based charges.


We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     For the purposes of this example, we will assume that the Purchase Payment is received after the free look period. We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio
     A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          MASTER-FEEDER

          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



          VCP VALUE, VCP TOTAL RETURN BALANCED AND PROTECTED ASSET ALLOCATION SAST PORTFOLIO



          The VCP Value, VCP Total Return Balanced and Protected Asset Allocation SAST Portfolio each utilize investment strategies that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                    MANAGED BY:                                      TRUST    ASSET CLASS
----------------                    -----------                                     ------    -----------
Aggressive Growth                   Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                     AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation     Capital Research and Management Company
  SAST                                                                              SAST      BALANCED
American Funds Global Growth        Capital Research and Management Company
  SAST                                                                              SAST      STOCK
American Funds Growth-Income        Capital Research and Management Company
  SAST                                                                              SAST      STOCK
American Funds Growth SAST          Capital Research and Management Company         SAST      STOCK
Asset Allocation                    Edge Asset Management, Inc.                     AST       BALANCED
Balanced                            J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                    SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                Wellington Management Company, LLP              AST       STOCK
Capital Growth                      OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                     BofA Advisors, LLC                              SAST      CASH
Corporate Bond                      Federated Investment Management Company         SAST      BOND
Davis Venture Value                 Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street               SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                    J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                       Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund     Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding     Franklin Templeton Services, LLC
  Funds Allocation Fund                                                             FTVIPT    BALANCED
Fundamental Growth                  Wells Capital Management Incorporated           SAST      STOCK
Global Bond                         Goldman Sachs Asset Management International    SAST      BOND
Global Equities                     J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond         Wellington Management Company, LLP              AST       BOND
Growth-Income                       J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                Invesco Advisers, Inc.                          SAST      STOCK
Growth                              Wellington Management Company, LLP              AST       STOCK
High-Yield Bond                     PineBridge Investments LLC                      SAST      BOND
International Diversified           Morgan Stanley Investment Management Inc.
  Equities                                                                          SAST      STOCK
International Growth and Income     Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise     Invesco Advisers, Inc.
  Fund, Series II Shares                                                            AVIF      STOCK
Invesco V.I. Comstock Fund,         Invesco Advisers, Inc.
  Series II Shares                                                                  AVIF      STOCK
Invesco V.I. Growth and Income      Invesco Advisers, Inc.
  Fund, Series II Shares                                                            AVIF      STOCK
Lord Abbett Growth and Income       Lord, Abbett & Co. LLC                          LASF      STOCK
Managed Allocation Balanced         Ibbotson Associates, Inc.                       SST       BALANCED
Managed Allocation Growth           Ibbotson Associates, Inc.                       SST       STOCK
Managed Allocation Moderate         Ibbotson Associates, Inc.                       SST       BALANCED
Managed Allocation Moderate         Ibbotson Associates, Inc.
  Growth                                                                            SST       BALANCED
Marsico Focused Growth              Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors         Massachusetts Financial Services Company
  Trust                                                                             SAST      STOCK
MFS Total Return                    Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                      J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                   Wellington Management Company, LLP              AST       STOCK
Protected Asset Allocation SAST     Capital Research and Management Company
  Portfolio                                                                         SAST      BALANCED
Real Estate                         Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                         Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value               AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                 Franklin Advisory Services, LLC                 SAST      STOCK
SunAmerica Dynamic Allocation       SunAmerica Asset Management Corp. and
  Portfolio                           AllianceBernstein L.P.                        SAST      BALANCED
SunAmerica Dynamic Strategy         SunAmerica Asset Management Corp. and
  Portfolio                           AllianceBernstein L.P.                        SAST      BALANCED
Technology                          Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                     Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                   Pacific Investment Management Company LLC       SAST      BOND
VCP Total Return Balanced           Pacific Investment Management Company LLC       SAST      BALANCED
VCP Value                           Invesco Advisers, Inc.                          SAST      BALANCED




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA

Fixed Accounts may not be available in your state. Please check with your financial representative for availability.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


If you elect the Polaris Rewards or Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will automatically be rebalanced quarterly if you elect this Living Benefit. You may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2013)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        3.0%         4.0%         5.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         4.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        2.0%         2.0%         2.0%         6.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            0.0%         0.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         5.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         0.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



The Polaris Portfolio Allocator Models listed above are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified above, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

--------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:  50% ALLOCATION TO:
--------------------------------------------------------------
          1             Polaris Portfolio  Managed Allocation
                        Allocator Model 1       Balanced
--------------------------------------------------------------
          2             Polaris Portfolio  Managed Allocation
                        Allocator Model 2       Moderate
--------------------------------------------------------------
          3             Polaris Portfolio  Managed Allocation
                        Allocator Model 3    Moderate Growth
--------------------------------------------------------------
          4             Polaris Portfolio  Managed Allocation
                        Allocator Model 4        Growth
--------------------------------------------------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16, 2012).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Benefit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE FREE WITHDRAWAL AMOUNT CALCULATION.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.


SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Options 1, 2 or 3 or the Income Option with Custom Allocation.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the first contract year are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH

BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2013, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Payment Enhancements, if any, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are 100% of the Purchase Payments made in the first contract year and are included in the calculation of the Income Base and the Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits, Payment Enhancements, if applicable, or the Continuation Contribution, if any. However, Payment Enhancements, if applicable, and Continuation Contributions, if any, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


--------------------------------------------------------------------------------
                          INCOME CREDIT
                              (AS A
                          PERCENTAGE OF
                               THE
         OPTIONAL         INCOME CREDIT                  INCOME
      LIVING BENEFIT          BASE)                CREDIT AVAILABILITY
--------------------------------------------------------------------------------
  SunAmerica Income Plus        6%        Available during the first 12 Benefit
                                        Years -- the Income Credit is REDUCED in
                                               years withdrawals are taken
--------------------------------------------------------------------------------
  SunAmerica Income             6%        Available during the first 12 Benefit
  Builder                               Years -- the Income Credit is ELIMINATED
                                            in years any withdrawal is taken
--------------------------------------------------------------------------------



INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INELIGIBLE PURCHASE PAYMENTS

Purchase Payments received after the 1st contract year, as discussed under "ELIGIBLE PURCHASE PAYMENTS" above.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure

Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------------------------
                                                                              SUNAMERICA
                                                                              INCOME PLUS
                              SUNAMERICA      SUNAMERICA      SUNAMERICA        INCOME
 NUMBER OF COVERED PERSONS    INCOME PLUS     INCOME PLUS     INCOME PLUS     OPTION WITH
 AND AGE OF COVERED PERSON      INCOME          INCOME          INCOME          CUSTOM
   AT FIRST WITHDRAWAL*        OPTION 1        OPTION 2        OPTION 3       ALLOCATION
------------------------------------------------------------------------------------------------
 One Covered Person (Age
 64 and Younger)              5.0% / 3.0%**   5.0% / 3.0%**  3.75% / 3.75%    4.5% / 3.0%**
------------------------------------------------------------------------------------------------
 One Covered Person (Age
 65 and Older)                5.5% / 4.0%     6.5% / 3.0%     5.0% /  5.0%    4.5% / 4.0%
------------------------------------------------------------------------------------------------
 Two Covered Persons (Age
 64 and Younger)              4.5% / 3.0%***  4.5% / 3.0%*** 3.25% / 3.25%    4.0% / 3.0%***
------------------------------------------------------------------------------------------------
 Two Covered Persons (Age
 65 and Older)                5.0% / 4.0%     6.0% / 3.0%     4.5% /  4.5%    4.0% / 4.0%
------------------------------------------------------------------------------------------------







------------------------------------------------
 NUMBER OF COVERED PERSONS    SUNAMERICA
 AND AGE OF COVERED PERSON      INCOME
   AT FIRST WITHDRAWAL*         BUILDER
------------------------------------------------
 One Covered Person (Age
 65 and Older)               5.5% / 5.25%
------------------------------------------------
 Two Covered Persons (Age
 65 and Older)               5.0% / 4.75%
------------------------------------------------




       THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced above at any time for prospectively issued contracts.


Are there investment requirements if I elect a Living Benefit?



Yes, you must allocate your assets, including Purchase Payments, Payment Enhancements and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below. Your investment requirements differ depending on the feature and income option you select.



With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.



You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



INVESTMENT REQUIREMENTS FOR SUNAMERICA INCOME PLUS INCOME OPTION 1, 2 OR 3 AND SUNAMERICA INCOME BUILDER



If you elect SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder, you must allocate your assets in accordance with one of three ways:



----------------------------------------------------------------------------------------------

-----------
     I      20% Secure Value      40% SunAmerica Dynamic Allocation Portfolio; and
            Account                40% SunAmerica Dynamic Strategy Portfolio
----------------------------------------------------------------------------------------------
    II      20% Secure Value      30% SunAmerica Dynamic Allocation Portfolio;
            Account                30% SunAmerica Dynamic Strategy Portfolio;
                                   6% Protected Asset Allocation SAST Portfolio;
                                   7% VCP Total Return Balanced Portfolio; and
                                   7% VCP Value Portfolio
----------------------------------------------------------------------------------------------
    III     20% Secure Value      Up to 80% in one or more of the following Variable
            Account                Portfolios, except as otherwise noted:
                                    Cash Management
                                    Corporate Bond
                                    Global Bond
                                    Government and Quality Bond
                                    Real Return
                                    Total Return Bond
                                    SunAmerica Dynamic Allocation Portfolio
                                    SunAmerica Dynamic Strategy Portfolio
                                    Protected Asset Allocation SAST Portfolio*
                                    VCP Total Return Balanced Portfolio*
                                    VCP Value Portfolio*

----------------------------------------------------------------------------------------------





*    You may invest up to a maximum of 10% in each of these Variable Portfolios.



INVESTMENT REQUIREMENTS FOR SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:



--------------------------------------------------------------------------------------------------------

---------------------
 Check-The-Box        10% Secure Value      90% Polaris Portfolio Allocator Model 1, Model 2 or Model 3
 Option 1             Account               Or
                                            90% in Combination Model 1, Model 2 or Model 3
--------------------------------------------------------------------------------------------------------
 Check-The-Box        10% Secure Value      90% in one or more of the following balanced Variable
 Option 2             Account               Portfolios:
                                             American Funds Asset Allocation SAST
                                             Asset Allocation
                                             Balanced
                                             Franklin Income Securities Fund
                                             Managed Allocation Balanced
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             MFS Total Return
                                             SunAmerica Dynamic Allocation Portfolio
                                             SunAmerica Dynamic Strategy Portfolio
--------------------------------------------------------------------------------------------------------
 Check-The-Box        10% Secure Value      90% Cash Management Variable Portfolio
 Option 3             Account
--------------------------------------------------------------------------------------------------------




If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:




------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT              VARIABLE PORTFOLIOS AND/OR
        GROUP              REQUIREMENT                 DCA FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    DCA FIXED              Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA
------------------------------------------------------------------------------------
 B. EQUITY**               Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                              Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Protected Asset Allocation SAST
                                              Portfolio
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 6% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES,

YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?


The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Protected Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.


Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.




SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------




SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45             85(3)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------




SUNAMERICA INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              65                      80
---------------------------------------------------------------------
   Joint Owners(1)           65                      80
---------------------------------------------------------------------




SUNAMERICA INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           65               80               65             85(3)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------



(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) In New York, the Maximum Age for Non-Qualified Joint Owners is 82.

(4) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

---------------------------------------------------------
  CANCELLATION
     REQUEST                   CANCELLATION
    RECEIVED                  EFFECTIVE DATE
---------------------------------------------------------
    Years 1-5          5th Benefit Year Anniversary
---------------------------------------------------------
     Years 5+      Benefit Quarter Anniversary following
                  the receipt of the cancellation request
---------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        MARKETLOCK INCOME PLUS EXTENSION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



The information below is important to you if you purchased a contract between May 1, 2008 and April 30, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.



If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.



As with all important financial decisions, we recommend that you discuss this with your financial representative.



For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013.



How do I elect the Extension?



To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts issued between May 1, 2008 and April 30, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.



What is the fee if I elect the Extension?



If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:



-------------------------------------------------------
    NUMBER OF           CURRENT         ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE    AFTER EXTENSION
-------------------------------------------------------
       One                0.95%              1.20%
-------------------------------------------------------
       Two                1.20%              1.45%
-------------------------------------------------------






What are the investment requirements if I elect the Extension?



The investment requirements for the Extension are different from, and more restrictive than the investment requirements of your current MarketLock Income Plus feature. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



----------------------------------------------------------------

-------------
   Option 1   Up to 50% in one or more of the following:
                American Funds Asset Allocation SAST
                Asset Allocation
                Balanced
                Franklin Income Securities Fund
                Managed Allocation Balanced
                Managed Allocation Moderate
                Managed Allocation Moderate Growth
                MFS Total Return

              Up to 100% in one or more of the following:
                SunAmerica Dynamic Allocation Portfolio
                SunAmerica Dynamic Strategy Portfolio
                Cash Management
----------------------------------------------------------------

   Option 2   25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and
              50% in one of the following:
                Polaris Portfolio Allocator Model 1
                Polaris Portfolio Allocator Model 2
                Polaris Portfolio Allocator Model 3
----------------------------------------------------------------




As a reminder, you also have the option to cancel your MarketLock Income Plus benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock Income Plus benefit and you will no longer be charged the fee.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT



THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER JANUARY 23, 2012.



For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.


The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, for nine complete years if Polaris Rewards is elected, or seven complete years if neither of these features is elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules for contracts issued July 18, 2011 and after are as follows:

WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:

------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4      5+
------------------------------------------------------------
 WITHDRAWAL CHARGE      8%      7%      6%      5%      0%
------------------------------------------------------------


WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS FEATURE:

----------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7       8       9      10+
----------------------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      9%      8%      8%      7%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EITHER FEATURE:


--------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT               1     2     3     4     5     6     7    8+
--------------------------------------------------------------------
 WITHDRAWAL CHARGE    8%    7%    6%    5%    4%    3%    2%    0%
--------------------------------------------------------------------




IF YOUR CONTRACT WAS ISSUED PRIOR TO JULY 18, 2011, PLEASE SEE APPENDIX H FOR THE WITHDRAWAL CHARGE SCHEDULES.


The higher, longer withdrawal charge schedule and the additional fee for the Polaris Rewards feature may compensate us for the expenses associated with the feature.

The Polaris Rewards feature is designed for long term investing. We expect that if you remain committed to this investment over the long term, we may profit as a result of fees charged over the life of your contract.


IF YOUR CONTRACT WAS ISSUED IN KY, OK, OH, MD, MN, MS OR TX, PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION ABOUT YOUR WITHDRAWAL CHARGE SCHEDULE.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

If you purchased your contract prior to July 18, 2011, the contract maintenance fee is $35 ($30 in North Dakota) and the fee may be waived if the contract value is $50,000 or more.

TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2013, PLEASE SEE LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013 APPENDIX FOR SPECIFIC FEE INFORMATION.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL POLARIS REWARDS FEATURE FEE

The annualized fee for the optional Polaris Rewards feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after nine contract years.

OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.00% to 7.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2012 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York, we can extend the Accumulation Phase from age 90 to the first business day of the month following your 95th birthday upon your request. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option

4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.


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If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - under an immediate annuity contract;



     - when attributable to Purchase Payments made prior to August 14, 1982.



On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:



     - after attainment of age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);



     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);



     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;



     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);



     - for payment of health insurance if you are unemployed and meet certain requirements;



     - distributions from IRAs for qualifying higher education expenses or first home purchases;



     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;



     - payments to certain reservists called up for active duty after September 11, 2001; and



     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.



Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.



Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.



Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our

Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.



The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the SunAmerica Annuity merger into AGL, we may provide you with forms, statements or reports that still reflect SunAmerica Annuity as the issuer. You may also contact AGL at its Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number:
(800) 445-7862.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.



Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG Common Stock, and the Department of the Treasury became AIG's majority shareholder, with approximately 92 percent of outstanding AIG Common Stock at that time. The Department of the Treasury, as selling shareholder, sold all of its shares of AIG Common Stock through six registered public offerings completed in 2011 and 2012, with the sale of the Department of the Treasury's last remaining AIG shares on December 14, 2012.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General

Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. AGL paid $7.0 million of this amount and US Life paid $3.2 million of this amount. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.



In addition, the state of West Virginia has two lawsuits pending against AGL relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by AGL and by American General Life and Accident Insurance Company (which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



In addition, AGL invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. AGL received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against AGL and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme.



There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.



As of April 30, 2013, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED          ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.233     (a)$11.326    (a)$11.116    (a)$5.187     (a)$7.186     (a)$8.585
                                       (b)$10.229     (b)$11.281    (b)$10.954    (b)$5.035     (b)$6.879     (b)$8.127
          Ending AUV................   (a)$11.326     (a)$11.116    (a)$5.187     (a)$7.186     (a)$8.585     (a)$8.299
                                       (b)$11.281     (b)$10.954    (b)$5.035     (b)$6.879     (b)$8.127     (b)$7.765
          Ending Number of AUs......   (a)30          (a)3,604      (a)8,188      (a)7,647      (a)24,125     (a)34,677
                                       (b)31          (b)31         (b)36         (b)36         (b)36         (b)36
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.173     (a)$10.714    (a)$12.108    (a)$7.076     (a)$9.841     (a)$10.697
                                       (b)$10.166     (b)$10.647    (b)$11.921    (b)$6.905     (b)$9.518     (b)$10.239
          Ending AUV................   (a)$10.714     (a)$12.108    (a)$7.076     (a)$9.841     (a)$10.697    (a)$10.306
                                       (b)$10.647     (b)$11.921    (b)$6.905     (b)$9.518     (b)$10.239    (b)$9.632
          Ending Number of AUs......   (a)25,774      (a)76,115     (a)69,663     (a)56,279     (a)64,566     (a)89,004
                                       (b)5,835       (b)2,732      (b)3,324      (b)2,646      (b)10         (b)10
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$10.005     (a)$10.511    (a)$11.037    (a)$7.655     (a)$9.338     (a)$10.339
                                       (b)$10.006     (b)$10.476    (b)$10.803    (b)$7.390     (b)$8.897     (b)$9.688
          Ending AUV................   (a)$10.511     (a)$11.037    (a)$7.655     (a)$9.338     (a)$10.339    (a)$10.321
                                       (b)$10.476     (b)$10.803    (b)$7.390     (b)$8.897     (b)$9.688     (b)$9.554
          Ending Number of AUs......   (a)1,707       (a)33,869     (a)38,713     (a)38,221     (a)207,608    (a)588,896
                                       (b)31          (b)31         (b)31         (b)31         (b)31         (b)30
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.027     (a)$10.858    (a)$12.283    (a)$7.453     (a)$10.444    (a)$11.503
                                       (b)$10.028     (b)$10.823    (b)$12.134    (b)$7.296     (b)$10.133    (b)$11.059
          Ending AUV................   (a)$10.858     (a)$12.283    (a)$7.453     (a)$10.444    (a)$11.503    (a)$10.331
                                       (b)$10.823     (b)$12.134    (b)$7.296     (b)$10.133    (b)$11.059    (b)$9.844
          Ending Number of AUs......   (a)20,299      (a)75,620     (a)102,626    (a)93,361     (a)407,667    (a)1,214,624
                                       (b)2,565       (b)4,384      (b)4,213      (b)3,861      (b)2,858      (b)3,278
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.040     (a)$10.614    (a)$11.745    (a)$6.481     (a)$8.902     (a)$10.412
                                       (b)$10.041     (b)$10.583    (b)$11.599    (b)$6.341     (b)$8.632     (b)$10.003
          Ending AUV................   (a)$10.614     (a)$11.745    (a)$6.481     (a)$8.902     (a)$10.412    (a)$9.822
                                       (b)$10.583     (b)$11.599    (b)$6.341     (b)$8.632     (b)$10.003    (b)$9.352
          Ending Number of AUs......   (a)13,312      (a)61,177     (a)101,706    (a)98,659     (a)279,941    (a)719,006
                                       (b)840         (b)1,193      (b)1,215      (b)1,144      (b)1,088      (b)1,233
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.007     (a)$10.736    (a)$11.104    (a)$6.800     (a)$8.793     (a)$9.655
                                       (b)$10.008     (b)$10.703    (b)$10.964    (b)$6.652     (b)$8.527     (b)$9.282
          Ending AUV................   (a)$10.736     (a)$11.104    (a)$6.800     (a)$8.793     (a)$9.655     (a)$9.341
                                       (b)$10.703     (b)$10.964    (b)$6.652     (b)$8.527     (b)$9.282     (b)$8.900
          Ending Number of AUs......   (a)12,849      (a)69,310     (a)121,612    (a)108,373    (a)254,841    (a)653,691
                                       (b)1,756       (b)1,323      (b)944        (b)949        (b)963        (b)986
--------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.092     (a)$10.667    (a)$11.390    (a)$8.642     (a)$10.419    (a)$11.697
                                       (b)$10.093     (b)$10.627    (b)$11.234    (b)$8.419     (b)$10.044    (b)$11.159
          Ending AUV................   (a)$10.667     (a)$11.390    (a)$8.642     (a)$10.419    (a)$11.697    (a)$11.641
                                       (b)$10.627     (b)$11.234    (b)$8.419     (b)$10.044    (b)$11.159    (b)$10.998
          Ending Number of AUs......   (a)30          (a)1,998      (a)2,129      (a)2,922      (a)108,685    (a)167,725
                                       (b)31          (b)31         (b)169        (b)177        (b)174        (b)168
--------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                         12/31/12
---------------------------------------------------
---------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$8.299
                                       (b)$7.765
          Ending AUV................   (a)$9.510
                                       (b)$8.908
          Ending Number of AUs......   (a)72,256
                                       (b)30
---------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.306
                                       (b)$9.632
          Ending AUV................   (a)$11.849
                                       (b)$10.556
          Ending Number of AUs......   (a)118,163
                                       (b)10
---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3
Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$10.321
                                       (b)$9.554
          Ending AUV................   (a)$11.813
                                       (b)$10.944
          Ending Number of AUs......   (a)743,683
                                       (b)30
---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3
Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.331
                                       (b)$9.844
          Ending AUV................   (a)$12.484
                                       (b)$11.789
          Ending Number of AUs......   (a)1,296,906
                                       (b)3,138
---------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.822
                                       (b)$9.352
          Ending AUV................   (a)$11.415
                                       (b)$10.771
          Ending Number of AUs......   (a)875,125
                                       (b)1,109
---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3
Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.341
                                       (b)$8.900
          Ending AUV................   (a)$10.818
                                       (b)$10.216
          Ending Number of AUs......   (a)891,885
                                       (b)971
---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$11.641
                                       (b)$10.998
          Ending AUV................   (a)$12.850
                                       (b)$12.041
          Ending Number of AUs......   (a)200,962
                                       (b)83
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.066     (a)$10.648    (a)$11.051    (a)$8.077     (a)$9.878     (a)$10.892
                                       (b)$10.065     (b)$10.612    (b)$10.887    (b)$7.870     (b)$9.550     (b)$10.406
          Ending AUV................   (a)$10.648     (a)$11.051    (a)$8.077     (a)$9.878     (a)$10.892    (a)$10.985
                                       (b)$10.612     (b)$10.887    (b)$7.870     (b)$9.550     (b)$10.406    (b)$10.432
          Ending Number of AUs......   (a)30          (a)1,241      (a)3,354      (a)3,203      (a)39,334     (a)142,601
                                       (b)31          (b)31         (b)30         (b)30         (b)20         (b)20
-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.094     (a)$10.724    (a)$12.058    (a)$7.253     (a)$9.787     (a)$10.858
                                       (b)$10.093     (b)$10.690    (b)$11.886    (b)$7.065     (b)$9.424     (b)$10.351
          Ending AUV................   (a)$10.724     (a)$12.058    (a)$7.253     (a)$9.787     (a)$10.858    (a)$10.109
                                       (b)$10.690     (b)$11.886    (b)$7.065     (b)$9.424     (b)$10.351    (b)$9.558
          Ending Number of AUs......   (a)30          (a)11,223     (a)7,782      (a)8,733      (a)67,565     (a)175,233
                                       (b)31          (b)31         (b)202        (b)189        (b)187        (b)288
-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.151     (a)$10.917    (a)$13.749    (a)$8.087     (a)$10.906    (a)$13.198
                                       (b)$10.144     (b)$10.877    (b)$13.570    (b)$7.911     (b)$10.572    (b)$12.682
          Ending AUV................   (a)$10.917     (a)$13.749    (a)$8.087     (a)$10.906    (a)$13.198    (a)$12.098
                                       (b)$10.877     (b)$13.570    (b)$7.911     (b)$10.572    (b)$12.682    (b)$11.518
          Ending Number of AUs......   (a)10,486      (a)49,068     (a)66,090     (a)60,296     (a)182,788    (a)588,551
                                       (b)3,458       (b)4,496      (b)4,803      (b)4,683      (b)3,902      (b)4,012
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.049     (a)$10.760    (a)$12.048    (a)$6.514     (a)$9.219     (a)$9.930
                                       (b)$10.048     (b)$10.713    (b)$11.838    (b)$6.304     (b)$8.804     (b)$9.364
          Ending AUV................   (a)$10.760     (a)$12.048    (a)$6.514     (a)$9.219     (a)$9.930     (a)$9.663
                                       (b)$10.713     (b)$11.838    (b)$6.304     (b)$8.804     (b)$9.364     (b)$8.989
          Ending Number of AUs......   (a)30          (a)21,976     (a)47,041     (a)40,095     (a)41,443     (a)68,561
                                       (b)31          (b)119        (b)30         (b)29         (b)29         (b)29
-------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.007     (a)$10.118    (a)$10.427    (a)$10.404    (a)$10.264    (a)$10.097
                                       (b)$10.005     (b)$10.092    (b)$10.290    (b)$10.148    (b)$9.872     (b)$9.578
          Ending AUV................   (a)$10.118     (a)$10.427    (a)$10.404    (a)$10.264    (a)$10.097    (a)$9.930
                                       (b)$10.092     (b)$10.290    (b)$10.148    (b)$9.872     (b)$9.578     (b)$9.324
          Ending Number of AUs......   (a)1,949       (a)119,370    (a)107,577    (a)68,359     (a)166,010    (a)529,442
                                       (b)31          (b)31         (b)29         (b)29         (b)29         (b)28
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.023     (a)$10.268    (a)$10.680    (a)$9.713     (a)$12.544    (a)$13.726
                                       (b)$10.019     (b)$10.236    (b)$10.551    (b)$9.508     (b)$12.171    (b)$13.186
          Ending AUV................   (a)$10.268     (a)$10.680    (a)$9.713     (a)$12.544    (a)$13.726    (a)$14.403
                                       (b)$10.236     (b)$10.551    (b)$9.508     (b)$12.171    (b)$13.186    (b)$13.633
          Ending Number of AUs......   (a)31,299      (a)145,826    (a)185,819    (a)177,652    (a)343,522    (a)844,748
                                       (b)5,039       (b)3,739      (b)2,785      (b)2,387      (b)8          (b)173
-------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.082     (a)$10.898    (a)$11.354    (a)$6.924     (a)$9.116     (a)$10.083
                                       (b)$10.079     (b)$10.851    (b)$11.202    (b)$6.769     (b)$8.832     (b)$9.683
          Ending AUV................   (a)$10.898     (a)$11.354    (a)$6.924     (a)$9.116     (a)$10.083    (a)$9.523
                                       (b)$10.851     (b)$11.202    (b)$6.769     (b)$8.832     (b)$9.683     (b)$9.062
          Ending Number of AUs......   (a)26,635      (a)97,131     (a)136,578    (a)125,044    (a)354,187    (a)875,349
                                       (b)4,840       (b)7,235      (b)7,571      (b)7,324      (b)5,507      (b)5,550
-------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                         12/31/12
---------------------------------------------------
---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.985
                                       (b)$10.432
          Ending AUV................   (a)$12.254
                                       (b)$11.572
          Ending Number of AUs......   (a)200,808
                                       (b)20
---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.109
                                       (b)$9.558
          Ending AUV................   (a)$11.122
                                       (b)$10.422
          Ending Number of AUs......   (a)206,374
                                       (b)194
---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$12.098
                                       (b)$11.518
          Ending AUV................   (a)$14.780
                                       (b)$13.945
          Ending Number of AUs......   (a)695,659
                                       (b)3,786
---------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.663
                                       (b)$8.989
          Ending AUV................   (a)$10.855
                                       (b)$10.070
          Ending Number of AUs......   (a)66,180
                                       (b)26
---------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.930
                                       (b)$9.324
          Ending AUV................   (a)$9.768
                                       (b)$9.177
          Ending Number of AUs......   (a)507,027
                                       (b)28
---------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$14.403
                                       (b)$13.633
          Ending AUV................   (a)$15.824
                                       (b)$14.840
          Ending Number of AUs......   (a)1,057,525
                                       (b)178
---------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.523
                                       (b)$9.062
          Ending AUV................   (a)$10.584
                                       (b)$9.982
          Ending Number of AUs......   (a)1,011,465
                                       (b)5,716
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED          ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.138     (a)$11.049    (a)$10.674    (a)$7.724     (a)$9.152     (a)$10.535
                                       (b)$10.135     (b)$11.004    (b)$10.477    (b)$7.487     (b)$8.806     (b)$10.051
          Ending AUV................   (a)$11.049     (a)$10.674    (a)$7.724     (a)$9.152     (a)$10.535    (a)$11.706
                                       (b)$11.004     (b)$10.477    (b)$7.487     (b)$8.806     (b)$10.051    (b)$11.016
          Ending Number of AUs......   (a)30          (a)2,102      (a)2,080      (a)2,029      (a)11,337     (a)85,293
                                       (b)31          (b)31         (b)50         (b)50         (b)29         (b)29
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.260     (a)$11.873    (a)$16.555    (a)$7.082     (a)$12.337    (a)$14.418
                                       (b)$10.259     (b)$11.828    (b)$16.336    (b)$6.928     (b)$11.961    (b)$13.856
          Ending AUV................   (a)$11.873     (a)$16.555    (a)$7.082     (a)$12.337    (a)$14.418    (a)$10.508
                                       (b)$11.828     (b)$16.336    (b)$6.928     (b)$11.961    (b)$13.856    (b)$10.011
          Ending Number of AUs......   (a)6,032       (a)29,709     (a)56,963     (a)40,912     (a)102,773    (a)264,950
                                       (b)1,342       (b)1,003      (b)1,286      (b)1,007      (b)521        (b)611
--------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.101     (a)$11.004    (a)$10.854    (a)$6.586     (a)$8.579     (a)$9.905
                                       (b)$10.099     (b)$10.956    (b)$10.672    (b)$6.396     (b)$8.259     (b)$9.420
          Ending AUV................   (a)$11.004     (a)$10.854    (a)$6.586     (a)$8.579     (a)$9.905     (a)$9.757
                                       (b)$10.956     (b)$10.672    (b)$6.396     (b)$8.259     (b)$9.420     (b)$9.183
          Ending Number of AUs......   (a)235         (a)3,501      (a)3,706      (a)7,175      (a)11,161     (a)19,688
                                       (b)31          (b)31         (b)33         (b)33         (b)32         (b)32
--------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.168     (a)$11.271    (a)$12.707    (a)$7.409     (a)$9.517     (a)$9.684
                                       (b)$10.163     (b)$11.233    (b)$12.549    (b)$7.249     (b)$9.230     (b)$9.307
          Ending AUV................   (a)$11.271     (a)$12.707    (a)$7.409     (a)$9.517     (a)$9.684     (a)$8.439
                                       (b)$11.233     (b)$12.549    (b)$7.249     (b)$9.230     (b)$9.307     (b)$8.037
          Ending Number of AUs......   (a)1,994       (a)18,575     (a)43,622     (a)44,272     (a)333,631    (a)1,298,435
                                       (b)1,188       (b)2,382      (b)2,512      (b)2,528      (b)2,654      (b)3,329
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV.............   (a)N/A         (a)N/A        (a)$10.000    (a)$7.070     (a)$9.478     (a)$10.556
                                       (b)N/A         (b)N/A        (b)$10.000    (b)$6.998     (b)$9.278     (b)$10.222
          Ending AUV................   (a)N/A         (a)N/A        (a)$7.070     (a)$9.478     (a)$10.556    (a)$10.684
                                       (b)N/A         (b)N/A        (b)$6.998     (b)$9.278     (b)$10.222    (b)$10.239
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)5,165      (a)24,858     (a)122,584    (a)415,204
                                       (b)N/A         (b)N/A        (b)235        (b)223        (b)211        (b)202
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08))
          Beginning AUV.............   (a)N/A         (a)N/A        (a)$10.000    (a)$6.644     (a)$8.555     (a)$9.324
                                       (b)N/A         (b)N/A        (b)$10.000    (b)$6.560     (b)$8.351     (b)$8.971
          Ending AUV................   (a)N/A         (a)N/A        (a)$6.644     (a)$8.555     (a)$9.324     (a)$9.076
                                       (b)N/A         (b)N/A        (b)$6.560     (b)$8.351     (b)$8.971     (b)$8.612
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)2.154      (a)5,414      (a)15,751     (a)74,421
                                       (b)N/A         (b)N/A        (b)33         (b)32         (b)32         (b)32
--------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.195     (a)$11.104    (a)$12.608    (a)$6.858     (a)$9.196     (a)$10.610
                                       (b)$10.195     (b)$11.068    (b)$12.429    (b)$6.694     (b)$8.849     (b)$10.090
          Ending AUV................   (a)$11.104     (a)$12.608    (a)$6.858     (a)$9.196     (a)$10.610    (a)$9.889
                                       (b)$11.068     (b)$12.429    (b)$6.694     (b)$8.849     (b)$10.090    (b)$9.268
          Ending Number of AUs......   (a)30          (a)33,012     (a)74,970     (a)73,362     (a)70,251     (a)82,237
                                       (b)31          (b)188        (b)16         (b)15         (b)15         (b)15
--------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                         12/31/12
---------------------------------------------------
---------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$11.706
                                       (b)$11.016
          Ending AUV................   (a)$13.139
                                       (b)$12.348
          Ending Number of AUs......   (a)104,671
                                       (b)20
---------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.508
                                       (b)$10.011
          Ending AUV................   (a)$12.305
                                       (b)$11.618
          Ending Number of AUs......   (a)298,680
                                       (b)608
---------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.757
                                       (b)$9.183
          Ending AUV................   (a)$11.242
                                       (b)$10.588
          Ending Number of AUs......   (a)43,386
                                       (b)32
---------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$8.439
                                       (b)$8.037
          Ending AUV................   (a)$9.951
                                       (b)$9.393
          Ending Number of AUs......   (a)1,383,723
                                       (b)3,256
---------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2
Shares
(Inception Date - 02/04/08)
          Beginning AUV.............   (a)$10.684
                                       (b)$10.239
          Ending AUV................   (a)$11.898
                                       (b)$11.311
          Ending Number of AUs......   (a)451,360
                                       (b)110
---------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08))
          Beginning AUV.............   (a)$9.076
                                       (b)$8.612
          Ending AUV................   (a)$10.347
                                       (b)$9.788
          Ending Number of AUs......   (a)83,042
                                       (b)32
---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.889
                                       (b)$9.268
          Ending AUV................   (a)$11.327
                                       (b)$10.449
          Ending Number of AUs......   (a)102,367
                                       (b)15
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.035     (a)$10.114    (a)$11.108    (a)$11.574    (a)$12.269    (a)$12.858
                                       (b)$10.030     (b)$10.080    (b)$10.972    (b)$11.329    (b)$11.900    (b)$12.360
          Ending AUV................   (a)$10.114     (a)$11.108    (a)$11.574    (a)$12.269    (a)$12.858    (a)$13.408
                                       (b)$10.080     (b)$10.972    (b)$11.329    (b)$11.900    (b)$12.360    (b)$12.774
          Ending Number of AUs......   (a)2,181       (a)20,097     (a)35,733     (a)43,990     (a)151,764    (a)402,280
                                       (b)1,324       (b)2,806      (b)2,384      (b)2,589      (b)2,658      (b)2,543
-------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.161     (a)$11.175    (a)$12.328    (a)$6.882     (a)$8.781     (a)$9.900
                                       (b)$10.157     (b)$11.128    (b)$12.159    (b)$6.727     (b)$8.504     (b)$9.506
          Ending AUV................   (a)$11.175     (a)$12.328    (a)$6.882     (a)$8.781     (a)$9.900     (a)$8.748
                                       (b)$11.128     (b)$12.159    (b)$6.727     (b)$8.504     (b)$9.506     (b)$8.328
          Ending Number of AUs......   (a)65          (a)10,800     (a)12,150     (a)15,436     (a)56,498     (a)120,678
                                       (b)31          (b)1,395      (b)1,497      (b)1,617      (b)1,662      (b)1,693
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.019     (a)$10.156    (a)$10.645    (a)$10.952    (a)$11.261    (a)$11.658
                                       (b)$10.020     (b)$10.123    (b)$10.515    (b)$10.722    (b)$10.925    (b)$11.209
          Ending AUV................   (a)$10.156     (a)$10.645    (a)$10.952    (a)$11.261    (a)$11.658    (a)$12.311
                                       (b)$10.123     (b)$10.515    (b)$10.722    (b)$10.925    (b)$11.209    (b)$11.729
          Ending Number of AUs......   (a)34,701      (a)172,213    (a)214,075    (a)220,652    (a)383,850    (a)853,508
                                       (b)5,748       (b)9,219      (b)26,030     (b)26,099     (b)5,189      (b)5,304
-------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.089     (a)$10.889    (a)$11.833    (a)$6.952     (a)$9.487     (a)$10.678
                                       (b)$10.094     (b)$10.858    (b)$11.663    (b)$6.792     (b)$9.192     (b)$10.235
          Ending AUV................   (a)$10.889     (a)$11.833    (a)$6.952     (a)$9.487     (a)$10.678    (a)$9.871
                                       (b)$10.858     (b)$11.663    (b)$6.792     (b)$9.192     (b)$10.235    (b)$9.297
          Ending Number of AUs......   (a)6,581       (a)30,371     (a)54,155     (a)44,895     (a)97,557     (a)147,993
                                       (b)731         (b)731        (b)780        (b)632        (b)10         (b)10
-------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.112     (a)$10.730    (a)$11.747    (a)$6.614     (a)$8.369     (a)$9.206
                                       (b)$10.113     (b)$10.698    (b)$11.546    (b)$6.418     (b)$8.068     (b)$8.828
          Ending AUV................   (a)$10.730     (a)$11.747    (a)$6.614     (a)$8.369     (a)$9.206     (a)$9.835
                                       (b)$10.698     (b)$11.546    (b)$6.418     (b)$8.068     (b)$8.828     (b)$9.326
          Ending Number of AUs......   (a)31          (a)3,061      (a)1,634      (a)1,652      (a)43,803     (a)328,943
                                       (b)31          (b)31         (b)32         (b)32         (b)31         (b)31
-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.274     (a)$10.894    (a)$13.059    (a)$8.257     (a)$9.629     (a)$11.805
                                       (b)$10.272     (b)$10.865    (b)$12.912    (b)$8.086     (b)$9.342     (b)$11.339
          Ending AUV................   (a)$10.894     (a)$13.059    (a)$8.257     (a)$9.629     (a)$11.805    (a)$11.365
                                       (b)$10.865     (b)$12.912    (b)$8.086     (b)$9.342     (b)$11.339    (b)$10.787
          Ending Number of AUs......   (a)5,389       (a)15,434     (a)29,085     (a)33,409     (a)124,240    (a)395,615
                                       (b)1,278       (b)582        (b)655        (b)622        (b)9          (b)218
-------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.053     (a)$10.511    (a)$10.508    (a)$7.030     (a)$9.845     (a)$11.125
                                       (b)$10.053     (b)$10.467    (b)$10.316    (b)$6.811     (b)$9.401     (b)$10.448
          Ending AUV................   (a)$10.511     (a)$10.508    (a)$7.030     (a)$9.845     (a)$11.125    (a)$11.440
                                       (b)$10.467     (b)$10.316    (b)$6.811     (b)$9.401     (b)$10.448    (b)$10.549
          Ending Number of AUs......   (a)1,977       (a)5,793      (a)19,351     (a)15,833     (a)42,122     (a)154,393
                                       (b)31          (b)31         (b)15         (b)15         (b)15         (b)15
-------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                         12/31/12
---------------------------------------------------
---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$13.408
                                       (b)$12.774
          Ending AUV................   (a)$13.735
                                       (b)$12.968
          Ending Number of AUs......   (a)544,401
                                       (b)2,610
---------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$8.748
                                       (b)$8.328
          Ending AUV................   (a)$10.084
                                       (b)$9.513
          Ending Number of AUs......   (a)136,591
                                       (b)1,705
---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$12.311
                                       (b)$11.729
          Ending AUV................   (a)$12.600
                                       (b)$11.896
          Ending Number of AUs......   (a)1,212,310
                                       (b)5,316
---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.871
                                       (b)$9.297
          Ending AUV................   (a)$11.093
                                       (b)$10.025
          Ending Number of AUs......   (a)204,406
                                       (b)10
---------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$9.835
                                       (b)$9.326
          Ending AUV................   (a)$11.031
                                       (b)$10.388
          Ending Number of AUs......   (a)496,011
                                       (b)29
---------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$11.365
                                       (b)$10.787
          Ending AUV................   (a)$13.175
                                       (b)$12.393
          Ending Number of AUs......   (a)415,531
                                       (b)213
---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$11.440
                                       (b)$10.549
          Ending AUV................   (a)$13.198
                                       (b)$12.122
          Ending Number of AUs......   (a)264,698
                                       (b)15
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                        INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                          12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.201     (a)$11.000    (a)$12.513    (a)$7.469     (a)$9.512     (a)$10.176
                                        (b)$10.197     (b)$10.948    (b)$12.342    (b)$7.297     (b)$9.214     (b)$9.763
          Ending AUV.................   (a)$11.000     (a)$12.513    (a)$7.469     (a)$9.512     (a)$10.176    (a)$8.569
                                        (b)$10.948     (b)$12.342    (b)$7.297     (b)$9.214     (b)$9.763     (b)$8.125
          Ending Number of AUs.......   (a)8,396       (a)52,714     (a)82,498     (a)69,980     (a)97,357     (a)154,588
                                        (b)2,414       (b)931        (b)968        (b)841        (b)10         (b)10
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.184     (a)$11.145    (a)$11.778    (a)$6.282     (a)$7.914     (a)$8.358
                                        (b)$10.181     (b)$11.098    (b)$11.624    (b)$6.145     (b)$7.674     (b)$8.025
          Ending AUV.................   (a)$11.145     (a)$11.778    (a)$6.282     (a)$7.914     (a)$8.358     (a)$7.105
                                        (b)$11.098     (b)$11.624    (b)$6.145     (b)$7.674     (b)$8.025     (b)$6.748
          Ending Number of AUs.......   (a)15,931      (a)105,560    (a)192,026    (a)179,803    (a)204,385    (a)261,309
                                        (b)3,454       (b)1,695      (b)2,011      (b)1,767      (b)13         (b)13
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.103     (a)$10.784    (a)$12.400    (a)$6.216     (a)$10.157    (a)$12.008
                                        (b)$10.096     (b)$10.738    (b)$12.254    (b)$6.093     (b)$9.894     (b)$11.554
          Ending AUV.................   (a)$10.784     (a)$12.400    (a)$6.216     (a)$10.157    (a)$12.008    (a)$11.113
                                        (b)$10.738     (b)$12.254    (b)$6.093     (b)$9,894     (b)$11.554    (b)$10.616
          Ending Number of AUs.......   (a)185         (a)270        (a)32         (a)105        (a)4,735      (a)12,635
                                        (b)828         (b)798        (b)1,031      (b)818        (b)774        (b)784
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.100     (a)$10.864    (a)$10.489    (a)$6.657     (a)$8.451     (a)$9.665
                                        (b)$10.096     (b)$10.836    (b)$10.374    (b)$6.524     (b)$8.208     (b)$9.302
          Ending AUV.................   (a)$10.864     (a)$10.489    (a)$6.657     (a)$8.451     (a)$9.665     (a)$9.353
                                        (b)$10.836     (b)$10.374    (b)$6.524     (b)$8.208     (b)$9.302     (b)$8.922
          Ending Number of AUs.......   (a)3,997       (a)33,007     (a)63,928     (a)61,795     (a)258,546    (a)701,580
                                        (b)820         (b)2,303      (b)2,323      (b)2,347      (b)2,322      (b)2,598
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.057     (a)$10.891    (a)$11.039    (a)$7.398     (a)$9.076     (a)$10.066
                                        (b)$10.056     (b)$10.833    (b)$10.881    (b)$7.226     (b)$8.789     (b)$9.651
          Ending AUV.................   (a)$10.891     (a)$11.039    (a)$7.398     (a)$9.076     (a)$10.066    (a)$9.726
                                        (b)$10.833     (b)$10.881    (b)$7.226     (b)$8.789     (b)$9.651     (b)$9.218
          Ending Number of AUs.......   (a)16,657      (a)92,325     (a)157,141    (a)140,961    (a)311,006    (a)799,958
                                        (b)3,234       (b)2,006      (b)1,955      (b)1,763      (b)11         (b)354
--------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.090     (a)$10.623    (a)$10.863    (a)$6.828     (a)$8.025     (a)$9.314
                                        (b)$10.091     (b)$10.577    (b)$10.664    (b)$6.614     (b)$7.730     (b)$8.882
          Ending AUV.................   (a)$10.623     (a)$10.863    (a)$6.828     (a)$8.025     (a)$9.314     (a)$8.648
                                        (b)$10.577     (b)$10.664    (b)$6.614     (b)$7.730     (b)$8.882     (b)$8.178
          Ending Number of AUs.......   (a)4,823       (a)47,001     (a)99,870     (a)103,843    (a)189,851    (a)457,593
                                        (b)31          (b)199        (b)34         (b)34         (b)33         (b)199
--------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.911    (a)$11.653
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.413    (b)$11.027
          Ending AUV.................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.653    (a)$11.573
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.027    (b)$10.853
          Ending Number of AUs.......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)69,272     (a)392,945
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0
--------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                          12/31/12
---------------------------------------------------
---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3
Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$8.569
                                        (b)$8.125
          Ending AUV.................   (a)$9.916
                                        (b)$9.371
          Ending Number of AUs.......   (a)170,809
                                        (b)10
------------------------- -------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3
Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$7.105
                                        (b)$6.748
          Ending AUV.................   (a)$8.497
                                        (b)$8.018
          Ending Number of AUs.......   (a)266,935
                                        (b)13
------------------------- -------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II
SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$11.113
                                        (b)$10.616
          Ending AUV.................   (a)$12.457
                                        (b)$11.792
          Ending Number of AUs.......   (a)28,101
                                        (b)799
------------------------- -------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$9.353
                                        (b)$8.922
          Ending AUV.................   (a)$10.995
                                        (b)$10.395
          Ending Number of AUs.......   (a)772,821
                                        (b)2,559
------------------------- -------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II
SHARES*
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$9.726
                                        (b)$9.218
          Ending AUV.................   (a)$10.994
                                        (b)$10.328
          Ending Number of AUs.......   (a)950,786
                                        (b)354
------------------------- -------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC
Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$8.648
                                        (b)$8.178
          Ending AUV.................   (a)$9.582
                                        (b)$9.053
          Ending Number of AUs.......   (a)513,900
                                        (b)201
------------------------- -------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)$11.573
                                        (b)$10.853
          Ending AUV.................   (a)$12.665
                                        (b)$11.771
          Ending Number of AUs.......   (a)466,742
                                        (b)0
---------------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

                 * On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                        INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                          12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.378    (a)$11.352
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$9.986     (b)$10.830
          Ending AUV.................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.352    (a)$10.482
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.830    (b)$9.911
          Ending Number of AUs.......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)0          (a)3,139
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0
--------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.464    (a)$11.340
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.047    (b)$10.795
          Ending AUV.................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.340    (a)$10.812
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.795    (b)$10.201
          Ending Number of AUs.......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)114,631    (a)690,559
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0
--------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.782    (a)$11.619
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.316    (b)$11.023
          Ending AUV.................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.619    (a)$11.268
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.023    (b)$10.594
          Ending Number of AUs.......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)91,077     (a)466,475
                                        (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0
--------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV..............   (a)$10.117     (a)$11.173    (a)$12.521    (a)$7.307     (a)$9.418     (a)$10.903
                                        (b)$10.112     (b)$11.126    (b)$12.341    (b)$7.089     (b)$9.020     (b)$10.307
          Ending AUV.................   (a)$11.173     (a)$12.521    (a)$7.307     (a)$9.418     (a)$10.903    (a)$10.597
                                        (b)$11.126     (b)$12.341    (b)$7.089     (b)$9.020     (b)$10.307    (b)$9.884
          Ending Number of AUs.......   (a)535         (a)24,488     (a)27,991     (a)23,104     (a)91,497     (a)259,152
                                        (b)31          (b)387        (b)28         (b)28         (b)28         (b)119
--------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.123     (a)$10.813    (a)$11.774    (a)$7.844     (a)$9.803     (a)$10.748
                                        (b)$10.117     (b)$10.790    (b)$11.632    (b)$7.662     (b)$9.506     (b)$10.330
          Ending AUV.................   (a)$10.813     (a)$11.774    (a)$7.844     (a)$9.803     (a)$10.748    (a)$10.396
                                        (b)$10.790     (b)$11.632    (b)$7.662     (b)$9.506     (b)$10.330    (b)$9.896
          Ending Number of AUs.......   (a)30          (a)2,551      (a)22,972     (a)26,476     (a)179,567    (a)588,227
                                        (b)31          (b)31         (b)29         (b)28         (b)28         (b)302
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.079     (a)$10.685    (a)$10.983    (a)$8.444     (a)$9.866     (a)$10.705
                                        (b)$10.077     (b)$10.636    (b)$10.796    (b)$8.207     (b)$9.504     (b)$10.203
          Ending AUV.................   (a)$10.685     (a)$10.983    (a)$8.444     (a)$9.866     (a)$10.705    (a)$10.760
                                        (b)$10.636     (b)$10.796    (b)$8.207     (b)$9.504     (b)$10.203    (b)$10.166
          Ending Number of AUs.......   (a)5,383       (a)28,063     (a)33,224     (a)29,706     (a)64,257     (a)173,386
                                        (b)31          (b)31         (b)116        (b)125        (b)127        (b)121
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.165     (a)$10.974    (a)$12.648    (a)$7.064     (a)$9.921     (a)$12.273
                                        (b)$10.163     (b)$10.921    (b)$12.423    (b)$6.828     (b)$9.446     (b)$11.570
          Ending AUV.................   (a)$10.974     (a)$12.648    (a)$7.064     (a)$9.921     (a)$12.273    (a)$11.385
                                        (b)$10.921     (b)$12.423    (b)$6.828     (b)$9.446     (b)$11.570    (b)$10.617
          Ending Number of AUs.......   (a)30          (a)9,289      (a)12,758     (a)17,572     (a)63,772     (a)171,937
                                        (b)31          (b)65         (b)16         (b)16         (b)15         (b)100
--------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                          12/31/12
---------------------------------------------------
---------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)$10.482
                                        (b)$9.911
          Ending AUV.................   (a)$11.902
                                        (b)$11.152
          Ending Number of AUs.......   (a)23,968
                                        (b)0
---------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3
Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)$10.812
                                        (b)$10.201
          Ending AUV.................   (a)$12.067
                                        (b)$11.282
          Ending Number of AUs.......   (a)696,085
                                        (b)0
---------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV..............   (a)$11.268
                                        (b)$10.594
          Ending AUV.................   (a)$12.449
                                        (b)$11.599
          Ending Number of AUs.......   (a)523,945
                                        (b)0
---------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV..............   (a)$10.597
                                        (b)$9.884
          Ending AUV.................   (a)$11.626
                                        (b)$10.748
          Ending Number of AUs.......   (a)311,881
                                        (b)122
---------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3
Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.396
                                        (b)$9.896
          Ending AUV.................   (a)$12.215
                                        (b)$11.523
          Ending Number of AUs.......   (a)669,280
                                        (b)292
---------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$10.760
                                        (b)$10.166
          Ending AUV.................   (a)$11.811
                                        (b)$11.149
          Ending Number of AUs.......   (a)273,209
                                        (b)60
---------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV..............   (a)$11.385
                                        (b)$10.617
          Ending AUV.................   (a)$13.029
                                        (b)$12.043
          Ending Number of AUs.......   (a)211,612
                                        (b)99
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.108     (a)$10.487    (a)$14.496    (a)$7.176     (a)$11.186    (a)$12.816
                                       (b)$10.118     (b)$10.426    (b)$14.222    (b)$6.975     (b)$10.784    (b)$12.261
          Ending AUV................   (a)$10.487     (a)$14.496    (a)$7.176     (a)$11.186    (a)$12.816    (a)$10.077
                                       (b)$10.426     (b)$14.222    (b)$6.975     (b)$10.784    (b)$12.261    (b)$9.562
          Ending Number of AUs......   (a)2,575       (a)27,897     (a)42,272     (a)26,716     (a)51,786     (a)160,007
                                       (b)31          (b)1,360      (b)1,580      (b)1,385      (b)1,394      (b)1,604
-------------------------------------------------------------------------------------------------------------------------
PROTECTED ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 10/15/12)
          Beginning AUV.............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending AUV................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.126     (a)$11.169    (a)$9.434     (a)$5.219     (a)$6.680     (a)$7.897
                                       (b)$10.117     (b)$11.099    (b)$9.301     (b)$5.102     (b)$6.469     (b)$7.587
          Ending AUV................   (a)$11.169     (a)$9.434     (a)$5.219     (a)$6.680     (a)$7.897     (a)$8.422
                                       (b)$11.099     (b)$9.301     (b)$5.102     (b)$6.469     (b)$7.587     (b)$8.005
          Ending Number of AUs......   (a)9,678       (a)62,889     (a)118,578    (a)102,241    (a)228,826    (a)560,687
                                       (b)1,846       (b)1,158      (b)1,412      (b)1,225      (b)28         (b)253
-------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.475    (a)$11.616
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.944    (b)$10.986
          Ending AUV................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.616    (a)$12.173
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.986    (b)$11.406
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)191,613    (a)687,844
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0          (b)158
-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.228     (a)$11.016    (a)$10.145    (a)$6.629     (a)$8.628     (a)$10.788
                                       (b)$10.230     (b)$10.972    (b)$9.999     (b)$6.467     (b)$8.331     (b)$10.340
          Ending AUV................   (a)$11.016     (a)$10.145    (a)$6.629     (a)$8.628     (a)$10.788    (a)$10.294
                                       (b)$10.972     (b)$9.999     (b)$6.467     (b)$8.331     (b)$10.340    (b)$9.760
          Ending Number of AUs......   (a)6,508       (a)47,521     (a)61,525     (a)60,695     (a)155,615    (a)445,233
                                       (b)1,265       (b)824        (b)819        (b)698        (b)10         (b)241
-------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.226     (a)$11.030    (a)$11.072    (a)$7.097     (a)$9.972     (a)$12.374
                                       (b)$10.225     (b)$10.988    (b)$10.930    (b)$6.943     (b)$9.668     (b)$11.889
          Ending AUV................   (a)$11.030     (a)$11.072    (a)$7.097     (a)$9.972     (a)$12.374    (a)$11.227
                                       (b)$10.988     (b)$10.930    (b)$6.943     (b)$9.668     (b)$11.889    (b)$10.691
          Ending Number of AUs......   (a)9,027       (a)78,247     (a)140,234    (a)114,411    (a)284,667    (a)804,057
                                       (b)1,624       (b)5,213      (b)4,944      (b)4,726      (b)3,938      (b)4,172
-------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/23/12)
          Beginning AUV.............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending AUV................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
-------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                          12/31/12
----------------------------------------------------
----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.077
                                       (b)$9.562
          Ending AUV................   (a)$10.287
                                       (b)$9.674
          Ending Number of AUs......   (a)231,474
                                       (b)1,746
----------------------------------------------------
PROTECTED ASSET ALLOCATION SAST - SAST Class 3
Shares
(Inception Date - 10/15/12)
          Beginning AUV.............   (a)$10.000
                                       (b)$9.999
          Ending AUV................   (a)$10.066
                                       (b)$10.037
          Ending Number of AUs......   (a)46,605
                                       (b)10
----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$8.422
                                       (b)$8.005
          Ending AUV................   (a)$9.736
                                       (b)$9.172
          Ending Number of AUs......   (a)649,381
                                       (b)248
----------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............   (a)$12.173
                                       (b)$11.406
          Ending AUV................   (a)$12.490
                                       (b)$11.600
          Ending Number of AUs......   (a)946,897
                                       (b)175
----------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.294
                                       (b)$9.760
          Ending AUV................   (a)$11.965
                                       (b)$11.244
          Ending Number of AUs......   (a)485,825
                                       (b)235
----------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$11.227
                                       (b)$10.691
          Ending AUV................   (a)$13.130
                                       (b)$12.391
          Ending Number of AUs......   (a)893,816
                                       (b)4,143
----------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/23/12)
          Beginning AUV.............   (a)$10.000
                                       (b)$9.999
          Ending AUV................   (a)$10.555
                                       (b)$10.418
          Ending Number of AUs......   (a)12,949,282
                                       (b)10
----------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED          ENDED
                                         12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)
          Beginning AUV.............   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending AUV................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
          Ending Number of AUs......   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.203     (a)$10.732    (a)$12.904    (a)$6.217     (a)$9.222     (a)$10.936
                                       (b)$10.200     (b)$10.684    (b)$12.684    (b)$6.029     (b)$8.877     (b)$10.448
          Ending AUV................   (a)$10.732     (a)$12.904    (a)$6.217     (a)$9.222     (a)$10.936    (a)$10.203
                                       (b)$10.684     (b)$12.684    (b)$6.029     (b)$8.877     (b)$10.448    (b)$9.650
          Ending Number of AUs......   (a)466         (a)3,899      (a)5,461      (a)2.876      (a)14,626     (a)27,426
                                       (b)31          (b)31         (b)60         (b)59         (b)39         (b)39
--------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$10.053     (a)$11.237    (a)$13.394    (a)$8.263     (a)$10.761    (a)$12.053
                                       (b)$10.051     (b)$11.193    (b)$13.184    (b)$8.042     (b)$10.340    (b)$11.455
          Ending AUV................   (a)$11.237     (a)$13.394    (a)$8.263     (a)$10.761    (a)$12.053    (a)$12.630
                                       (b)$11.193     (b)$13.184    (b)$8.042     (b)$10.340    (b)$11.455    (b)$11.939
          Ending Number of AUs......   (a)30          (a)2,472      (a)6,874      (a)4,948      (a)10,847     (a)57,475
                                       (b)31          (b)197        (b)39         (b)39         (b)21         (b)21
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$10.067     (a)$10.504    (a)$10.928    (a)$11.323    (a)$12.459    (a)$13.065
                                       (b)$10.064     (b)$10.461    (b)$10.762    (b)$11.053    (b)$12.055    (b)$12.530
          Ending AUV................   (a)$10.504     (a)$10.928    (a)$11.323    (a)$12.459    (a)$13.065    (a)$13.704
                                       (b)$10.461     (b)$10.762    (b)$11.053    (b)$12.055    (b)$12.530    (b)$13.027
          Ending Number of AUs......   (a)82          (a)3,314      (a)79,680     (a)84,624     (a)501,138    (a)1,435,557
                                       (b)31          (b)1,419      (b)1,505      (b)1,517      (b)1,522      (b)1,791
--------------------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR
                                           ENDED
                                         12/31/12
---------------------------------------------------
---------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)
          Beginning AUV.............   (a)$10.000
                                       (b)$9.999
          Ending AUV................   (a)$10.434
                                       (b)$10.366
          Ending Number of AUs......   (a)1,289,970
                                       (b)10
---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/05/06)
          Beginning AUV.............   (a)$10.203
                                       (b)$9.650
          Ending AUV................   (a)$10.843
                                       (b)$10.148
          Ending Number of AUs......   (a)52,306
                                       (b)29
---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$12.630
                                       (b)$11.939
          Ending AUV................   (a)$14.133
                                       (b)$13.353
          Ending Number of AUs......   (a)60,554
                                       (b)21
---------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 9/05/06)
          Beginning AUV.............   (a)$13.704
                                       (b)$13.027
          Ending AUV................   (a)$14.496
                                       (b)$13.656
          Ending Number of AUs......   (a)2,085,891
                                       (b)1,765
---------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit, EstatePlus and Polaris Rewards or Early Access. The EstatePlus death benefit is no longer being offered after May 2, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
   US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$8.608      (a)$5.187     (a)$7.186     (a)$8.585     (a)$8.299
                                                       (b)$8.500      (b)$5.100     (b)$6.988     (b)$8.283     (b)$7.951
          Ending AUV................................   (a)$5.187      (a)$7.186     (a)$8.585     (a)$8.299     (a)$9.510
                                                       (b)$5.100      (b)$6.988     (b)$8.283     (b)$7.951     (b)$9.053
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)2,489
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.260     (a)$7.076     (a)$9.841     (a)$10.697    (a)$10.306
                                                       (b)$10.124     (b)$6.964     (b)$9.622     (b)$10.391    (b)$9.947
          Ending AUV................................   (a)$7.076      (a)$9.841     (a)$10.697    (a)$10.306    (a)$11.849
                                                       (b)$6.964      (b)$9.622     (b)$10.391    (b)$9.947     (b)$11.362
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)849        (a)3,944
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.892      (a)$7.655     (a)$9.338     (a)$10.339    (a)$10.321
                                                       (b)$9.764      (b)$7.536     (b)$9.133     (b)$10.047    (b)$9.964
          Ending AUV................................   (a)$7.655      (a)$9.338     (a)$10.339    (a)$10.321    (a)$11.813
                                                       (b)$7.536      (b)$9.133     (b)$10.047    (b)$9.964     (b)$11.330
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)2,701
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.591     (a)$7.453     (a)$10.445    (a)$11.503    (a)$10.331
                                                       (b)$10.461     (b)$7.343     (b)$10.223    (b)$11.186    (b)$9.982
          Ending AUV................................   (a)$7.453      (a)$10.445    (a)$11.503    (a)$10.331    (a)$12.484
                                                       (b)$7.343      (b)$10.223    (b)$11.186    (b)$9.982     (b)$11.983
          Ending Number of AUs......................   (a)0           (a)0          (a)3,144      (a)9,382      (a)12,321
                                                       (b)0           (b)0          (b)325        (b)1,145      (b)1,099
---------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.130     (a)$6.481     (a)$8.902     (a)$10.412    (a)$9.822
                                                       (b)$10.007     (b)$6.385     (b)$8.713     (b)$10.126    (b)$9.490
          Ending AUV................................   (a)$6.481      (a)$8.902     (a)$10.412    (a)$9.822     (a)$11.415
                                                       (b)$6.385      (b)$8.713     (b)$10.126    (b)$9.490     (b)$10.957
          Ending Number of AUs......................   (a)0           (a)0          (a)1,158      (a)6,773      (a)7,660
                                                       (b)0           (b)0          (b)120        (b)353        (b)357
---------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.699      (a)$6.800     (a)$8.793     (a)$9.655     (a)$9.341
                                                       (b)$9.578      (b)$6.698     (b)$8.605     (b)$9.387     (b)$9.023
          Ending AUV................................   (a)$6.800      (a)$8.793     (a)$9.655     (a)$9.341     (a)$10.818
                                                       (b)$6.698      (b)$8.605     (b)$9.387     (b)$9.023     (b)$10.382
          Ending Number of AUs......................   (a)0           (a)0          (a)428        (a)1,946      (a)3,068
                                                       (b)0           (b)0          (b)43         (b)141        (b)141
---------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.550     (a)$8.642     (a)$10.419    (a)$11.697    (a)$11.641
                                                       (b)$10.391     (b)$8.492     (b)$10.176    (b)$11.375    (b)$11.260
          Ending AUV................................   (a)$8.642      (a)$10.419    (a)$11.697    (a)$11.641    (a)$12.850
                                                       (b)$8.492      (b)$10.176    (b)$11.375    (b)$11.260    (b)$12.349
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)712
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.990      (a)$8.077     (a)$9.878     (a)$10.892    (a)$10.985
                                                       (b)$9.861      (b)$7.949     (b)$9.667     (b)$10.591    (b)$10.622
          Ending AUV................................   (a)$8.077      (a)$9.878     (a)$10.892    (a)$10.985    (a)$12.254
                                                       (b)$7.949      (b)$9.667     (b)$10.591    (b)$10.622    (b)$11.773
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)761        (a)10,505
                                                       (b)0           (b)0          (b)0          (b)2,759      (b)2,692
---------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.575     (a)$7.253     (a)$9.787     (a)$10.858    (a)$10.109
                                                       (b)$10.385     (b)$7.103     (b)$9.522     (b)$10.495    (b)$9.707
          Ending AUV................................   (a)$7.253      (a)$9.787     (a)$10.858    (a)$10.109    (a)$11.122
                                                       (b)$7.103      (b)$9.522     (b)$10.495    (b)$9.707     (b)$10.611
          Ending Number of AUs......................   (a)0           (a)0          (a)762        (a)1,914      (a)1,679
                                                       (b)0           (b)0          (b)77         (b)262        (b)276
---------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$12.045     (a)$8.087     (a)$10.906    (a)$13.198    (a)$12.098
                                                       (b)$11.885     (b)$7.959     (b)$10.663    (b)$12.821    (b)$11.676
          Ending AUV................................   (a)$8.087      (a)$10.906    (a)$13.198    (a)$12.098    (a)$14.780
                                                       (b)$7.959      (b)$10.663    (b)$12.821    (b)$11.676    (b)$14.172
          Ending Number of AUs......................   (a)0           (a)0          (a)913        (a)4,096      (a)4,271
                                                       (b)0           (b)0          (b)95         (b)326        (b)310
---------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.475     (a)$6.515     (a)$9.219     (a)$9.930     (a)$9.663
                                                       (b)$10.282     (b)$6.378     (b)$8.966     (b)$9.595     (b)$9.277
          Ending AUV................................   (a)$6.515      (a)$9.219     (a)$9.930     (a)$9.663     (a)$10.855
                                                       (b)$6.378      (b)$8.966     (b)$9.595     (b)$9.277     (b)$10.354
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)0
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.397     (a)$10.404    (a)$10.264    (a)$10.097    (a)$9.930
                                                       (b)$10.264     (b)$10.243    (b)$10.040    (b)$9.813     (b)$9.583
          Ending AUV................................   (a)$10.404     (a)$10.264    (a)$10.097    (a)$9.930     (a)$9.768
                                                       (b)$10.243     (b)$10.040    (b)$9.813     (b)$9.583     (b)$9.366
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)9,275      (a)568
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.581     (a)$9.713     (a)$12.544    (a)$13.726    (a)$14.403
                                                       (b)$10.447     (b)$9.563     (b)$12.271    (b)$13.341    (b)$13.908
          Ending AUV................................   (a)$9.713      (a)$12.544    (a)$13.726    (a)$14.403    (a)$15.824
                                                       (b)$9.563      (b)$12.271    (b)$13.341    (b)$13.908    (b)$15.181
          Ending Number of AUs......................   (a)0           (a)0          (a)1,583      (a)11,734     (a)13,277
                                                       (b)0           (b)0          (b)151        (b)523        (b)546
---------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.806      (a)$6.924     (a)$9.116     (a)$10.083    (a)$9.523
                                                       (b)$9.687      (b)$9.821     (b)$8.922     (b)$9.806     (b)$9.200
          Ending AUV................................   (a)$6.924      (a)$9.116     (a)$10.083    (a)$9.523     (a)$10.584
                                                       (b)$6.821      (b)$8.922     (b)$9.806     (b)$9.200     (b)$10.159
          Ending Number of AUs......................   (a)0           (a)0          (a)1,640      (a)10,210     (a)13,579
                                                       (b)0           (b)0          (b)165        (b)552        (b)576
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.493      (a)$7.724     (a)$9.152     (a)$10.535    (a)$11.706
                                                       (b)$9.378      (b)$7.589     (b)$8.889     (b)$10.115    (b)$11.127
          Ending AUV................................   (a)$7.724      (a)$9.152     (a)$10.535    (a)$11.706    (a)$13.139
                                                       (b)$7.589      (b)$8.889     (b)$10.115    (b)$11.127    (b)$12.408
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)442        (a)1,130
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$13.462     (a)$7.082     (a)$12.337    (a)$14.418    (a)$10.508
                                                       (b)$13.287     (b)$6.971     (b)$12.066    (b)$14.009    (b)$10.144
          Ending AUV................................   (a)$7.082      (a)$12.337    (a)$14.418    (a)$10.508    (a)$12.305
                                                       (b)$6.971      (b)$12.066    (b)$14.009    (b)$10.144    (b)$11.802
          Ending Number of AUs......................   (a)0           (a)0          (a)525        (a)1,016      (a)4,839
                                                       (b)0           (b)0          (b)58         (b)1,122      (b)1,061
---------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.350      (a)$6.586     (a)$8.579     (a)$9.905     (a)$9.757
                                                       (b)$9.149      (b)$6.417     (b)$8.294     (b)$9.504     (b)$9.298
          Ending AUV................................   (a)$6.586      (a)$8.579     (a)$9.905     (a)$9.757     (a)$11.242
                                                       (b)$6.417      (b)$8.294     (b)$9.504     (b)$9.298     (b)$10.644
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)898
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.518     (a)$7.409     (a)$9.517     (a)$9.684     (a)$8.439
                                                       (b)$10.382     (b)$7.294     (b)$9.309     (b)$9.411     (b)$8.148
          Ending AUV................................   (a)$7.409      (a)$9.517     (a)$9.684     (a)$8.439     (a)$9.951
                                                       (b)$7.294      (b)$9.309     (b)$9.411     (b)$8.148     (b)$9.546
          Ending Number of AUs......................   (a)0           (a)0          (a)4,125      (a)11,505     (a)10,172
                                                       (b)0           (b)0          (b)429        (b)1,502      (b)1,482
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT - Class 2 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.365      (a)$7.070     (a)$9.478     (a)$10.556    (a)$10.684
                                                       (b)$9.329      (b)$7.025     (b)$9.358     (b)$10.358    (b)$10.415
          Ending AUV................................   (a)$7.070      (a)$9.478     (a)$10.556    (a)$10.684    (a)$11.898
                                                       (b)$7.025      (b)$9.358     (b)$10.358    (b)$10.415    (b)$11.523
          Ending Number of AUs......................   (a)0           (a)0          (a)2,050      (a)12,015     (a)17,952
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT - Class 2 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.113      (a)$6.645     (a)$8.555     (a)$9.324     (a)$9.076
                                                       (b)$9.081      (b)$6.604     (b)$8.448     (b)$9.151     (b)$8.847
          Ending AUV................................   (a)$6.645      (a)$8.555     (a)$9.324     (a)$9.076     (a)$10.347
                                                       (b)$6.604      (b)$8.448     (b)$9.151     (b)$8.847     (b)$10.021
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)29,826     (a)34,761
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$11.314     (a)$6.858     (a)$9.196     (a)$10.610    (a)$9.889
                                                       (b)$11.153     (b)$6.742     (b)$8.982     (b)$10.296    (b)$9.534
          Ending AUV................................   (a)$6.858      (a)$9.196     (a)$10.610    (a)$9.889     (a)$11.327
                                                       (b)$6.742      (b)$8.982     (b)$10.296    (b)$9.534     (b)$10.850
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)0
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

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--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$11.213     (a)$11.574    (a)$12.269    (a)$12.858    (a)$13.408
                                                       (b)$11.069     (b)$11.395    (b)$12.001    (b)$12.495    (b)$12.946
          Ending AUV................................   (a)$11.574     (a)$12.269    (a)$12.858    (a)$13.408    (a)$13.735
                                                       (b)$11.395     (b)$12.001    (b)$12.495    (b)$12.946    (b)$13.176
          Ending Number of AUs......................   (a)0           (a)0          (a)82         (a)3,160      (a)12,059
                                                       (b)0           (b)0          (b)0          (b)72         (b)73
---------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.205     (a)$6.882     (a)$8.781     (a)$9.900     (a)$8.748
                                                       (b)$10.028     (b)$6.737     (b)$8.524     (b)$9.541     (b)$8.384
          Ending AUV................................   (a)$6.882      (a)$8.781     (a)$9.900     (a)$8.748     (a)$10.084
                                                       (b)$6.737      (b)$8.524     (b)$9.541     (b)$8.384     (b)$9.601
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)592        (a)2,995
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.604     (a)$10.952    (a)$11.261    (a)$11.658    (a)$12.311
                                                       (b)$10.474     (b)$10.789    (b)$11.021    (b)$11.335    (b)$11.893
          Ending AUV................................   (a)$10.952     (a)$11.261    (a)$11.658    (a)$12.311    (a)$12.600
                                                       (b)$10.789     (b)$11.021    (b)$11.335    (b)$11.893    (b)$12.093
          Ending Number of AUs......................   (a)0           (a)0          (a)1,215      (a)4,103      (a)8,973
                                                       (b)0           (b)0          (b)107        (b)398        (b)443
---------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.402     (a)$6.952     (a)$9.487     (a)$10.678    (a)$9.871
                                                       (b)$10.273     (b)$6.848     (b)$9.284     (b)$10.382    (b)$9.536
          Ending AUV................................   (a)$6.952      (a)$9.487     (a)$10.678    (a)$9.871     (a)$11.093
                                                       (b)$6.848      (b)$9.284     (b)$10.382    (b)$9.536     (b)$10.647
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)291
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.649      (a)$6.614     (a)$8.369     (a)$9.206     (a)$9.835
                                                       (b)$9.448      (b)$6.446     (b)$8.034     (b)$8.706     (b)$9.217
          Ending AUV................................   (a)$6.614      (a)$8.369     (a)$9.206     (a)$9.835     (a)$11.031
                                                       (b)$6.446      (b)$8.034     (b)$8.706     (b)$9.217     (b)$10.271
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)3,086      (a)3,959
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$11.502     (a)$8.257     (a)$9.629     (a)$11.805    (a)$11.365
                                                       (b)$11.362     (b)$8.135     (b)$9.425     (b)$11.480    (b)$10.981
          Ending AUV................................   (a)$8.257      (a)$9.629     (a)$11.805    (a)$11.365    (a)$13.175
                                                       (b)$8.135      (b)$9.425     (b)$11.480    (b)$10.981    (b)$12.647
          Ending Number of AUs......................   (a)0           (a)0          (a)1,662      (a)3,668      (a)3,130
                                                       (b)0           (b)0          (b)176        (b)494        (b)502
---------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.031     (a)$7.030     (a)$9.845     (a)$11.125    (a)$11.440
                                                       (b)$9.904      (b)$6.923     (b)$9.632     (b)$10.814    (b)$11.048
          Ending AUV................................   (a)$7.030      (a)$9.845     (a)$11.125    (a)$11.440    (a)$13.198
                                                       (b)$6.923      (b)$9.632     (b)$10.814    (b)$11.048    (b)$12.662
          Ending Number of AUs......................   (a)0           (a)0          (a)127        (a)765        (a)4,697
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.676     (a)$7.469     (a)$9.512     (a)$10.176    (a)$8.569
                                                       (b)$10.537     (b)$7.352     (b)$9.303     (b)$9.888     (b)$8.272
          Ending AUV................................   (a)$7.469      (a)$9.512     (a)$10.176    (a)$8.569     (a)$9.916
                                                       (b)$7.352      (b)$9.303     (b)$9.888     (b)$8.272     (b)$9.510
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)186
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.993      (a)$6.282     (a)$7.914     (a)$8.358     (a)$7.105
                                                       (b)$9.866      (b)$6.186     (b)$7.743     (b)$8.123     (b)$6.861
          Ending AUV................................   (a)$6.282      (a)$7.914     (a)$8.358     (a)$7.105     (a)$8.497
                                                       (b)$6.186      (b)$7.743     (b)$8.123     (b)$6.861     (b)$8.152
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)0
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.375     (a)$6.216     (a)$10.157    (a)$12.008    (a)$11.113
                                                       (b)$10.177     (b)$6.090     (b)$9.904     (b)$11.641    (b)$10.705
          Ending AUV................................   (a)$6.216      (a)$10.157    (a)$12.008    (a)$11.113    (a)$12.457
                                                       (b)$6.090      (b)$9.904     (b)$11.641    (b)$10.705    (b)$11.876
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)0
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES*
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.081      (a)$6.657     (a)$8.451     (a)$9.665     (a)$9.353
                                                       (b)$8.971      (b)$6.559     (b)$8.273     (b)$9.400     (b)$9.038
          Ending AUV................................   (a)$6.657      (a)$8.451     (a)$9.665     (a)$9.353     (a)$10.995
                                                       (b)$6.559      (b)$8.273     (b)$9.400     (b)$9.038     (b)$10.556
          Ending Number of AUs......................   (a)0           (a)0          (a)2,494      (a)5,864      (a)5,437
                                                       (b)0           (b)0          (b)258        (b)792        (b)786
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES*
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.574      (a)$7.398     (a)$9.076     (a)$10.066    (a)$9.726
                                                       (b)$9.457      (b)$7.288     (b)$8.884     (b)$9.788     (b)$9.396
          Ending AUV................................   (a)$7.398      (a)$9.076     (a)$10.066    (a)$9.726     (a)$10.994
                                                       (b)$7.288      (b)$8.884     (b)$9.788     (b)$9.396     (b)$10.552
          Ending Number of AUs......................   (a)0           (a)0          (a)2,841      (a)7,031      (a)6,834
                                                       (b)0           (b)0          (b)289        (b)897        (b)925
---------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.046      (a)$6.828     (a)$8.025     (a)$9.314     (a)$8.648
                                                       (b)$8.926      (b)$6.719     (b)$7.847     (b)$9.048     (b)$8.346
          Ending AUV................................   (a)$6.828      (a)$8.025     (a)$9.314     (a)$8.648     (a)$9.582
                                                       (b)$6.719      (b)$7.847     (b)$9.048     (b)$8.346     (b)$9.188
          Ending Number of AUs......................   (a)0           (a)0          (a)1,256      (a)2,890      (a)3,696
                                                       (b)0           (b)0          (b)134        (b)401        (b)425
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)$10.911    (a)$11.653    (a)$11.573
                                                       (b)N/A         (b)N/A        (b)$10.626    (b)$11.278    (b)$11.128
          Ending AUV................................   (a)N/A         (a)N/A        (a)$11.653    (a)$11.573    (a)$12.665
                                                       (b)N/A         (b)N/A        (b)$11.278    (b)$11.128    (b)$12.100
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)0          (a)0          (a)0
                                                       (b)N/A         (b)N/A        (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

                 * On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)$10.378    (a)$11.352    (a)$10.482
                                                       (b)N/A         (b)N/A        (b)$10.090    (b)$10.970    (b)$10.063
          Ending AUV................................   (a)N/A         (a)N/A        (a)$11.352    (a)$10.482    (a)$11.902
                                                       (b)N/A         (b)N/A        (b)$10.970    (b)$10.063    (b)$11.353
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)0          (a)0          (a)0
                                                       (b)N/A         (b)N/A        (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)$10.464    (a)$11.340    (a)$10.812
                                                       (b)N/A         (b)N/A        (b)$10.176    (b)$10.960    (b)$10.382
          Ending AUV................................   (a)N/A         (a)N/A        (a)$11.340    (a)$10.812    (a)$12.067
                                                       (b)N/A         (b)N/A        (b)$10.960    (b)$10.382    (b)$11.511
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)3,437      (a)3,213      (a)8,782
                                                       (b)N/A         (b)N/A        (b)3,687      (b)7,763      (b)8,518
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)$10.782    (a)$11.619    (a)$11.268
                                                       (b)N/A         (b)N/A        (b)$10.486    (b)$11.230    (b)$10.820
          Ending AUV................................   (a)N/A         (a)N/A        (a)$11.619    (a)$11.268    (a)$12.449
                                                       (b)N/A         (b)N/A        (b)$11.230    (b)$10.820    (b)$11.877
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)0          (a)0          (a)0
                                                       (b)N/A         (b)N/A        (b)0          (b)4,288      (b)4,065
---------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.777     (a)$7.307     (a)$9.418     (a)$10.903    (a)$10.597
                                                       (b)$10.639     (b)$7.194     (b)$9.213     (b)$10.597    (b)$10.232
          Ending AUV................................   (a)$7.307      (a)$9.418     (a)$10.903    (a)$10.597    (a)$11.626
                                                       (b)$7.194      (b)$9.213     (b)$10.597    (b)$10.232    (b)$11.152
          Ending Number of AUs......................   (a)0           (a)0          (a)694        (a)1,328      (a)4,958
                                                       (b)0           (b)0          (b)76         (b)203        (b)219
---------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.627     (a)$7.844     (a)$9.803     (a)$10.748    (a)$10.396
                                                       (b)$10.475     (b)$7.712     (b)$9.576     (b)$10.431    (b)$10.024
          Ending AUV................................   (a)$7.844      (a)$9.803     (a)$10.748    (a)$10.396    (a)$12.215
                                                       (b)$7.712      (b)$9.576     (b)$10.431    (b)$10.024    (b)$11.702
          Ending Number of AUs......................   (a)0           (a)0          (a)2,243      (a)5,557      (a)6,429
                                                       (b)0           (b)0          (b)232        (b)714        (b)709
---------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.062     (a)$8.445     (a)$9.866     (a)$10.705    (a)$10.760
                                                       (b)$9.884      (b)$8.273     (b)$9.603     (b)$10.352    (b)$10.336
          Ending AUV................................   (a)$8.445      (a)$9.866     (a)$10.705    (a)$10.760    (a)$11.811
                                                       (b)$8.273      (b)$9.603     (b)$10.352    (b)$10.336    (b)$11.272
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)12,387
                                                       (b)0           (b)0          (b)0          (b)2,835      (b)2,811
---------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$11.218     (a)$7.064     (a)$9.921     (a)$12.273    (a)$11.385
                                                       (b)$11.025     (b)$6.924     (b)$9.661     (b)$11.874    (b)$10.943
          Ending AUV................................   (a)$7.064      (a)$9.921     (a)$12.273    (a)$11.385    (a)$13.029
                                                       (b)$6.924      (b)$9.661     (b)$11.874    (b)$10.943    (b)$12.442
          Ending Number of AUs......................   (a)0           (a)0          (a)645        (a)2,293      (a)2,164
                                                       (b)0           (b)0          (b)68         (b)190        (b)196
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$13.546     (a)$7.176     (a)$11.186    (a)$12.816    (a)$10.077
                                                       (b)$13.390     (b)$7.074     (b)$10.956    (b)$12.472    (b)$9.743
          Ending AUV................................   (a)$7.176      (a)$11.186    (a)$12.816    (a)$10.077    (a)$10.287
                                                       (b)$7.074      (b)$10.956    (b)$12.472    (b)$9.743     (b)$9.881
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)129        (a)3,723
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
PROTECTED ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 10/15/12)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$9.999
          Ending AUV................................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.066
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.063
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)0
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)0
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$8.825      (a)$5.219     (a)$6.680     (a)$7.897     (a)$8.422
                                                       (b)$8.709      (b)$5.137     (b)$6.532     (b)$7.672     (b)$8.129
          Ending AUV................................   (a)$5.219      (a)$6.680     (a)$7.897     (a)$8.422     (a)$9.736
                                                       (b)$5.137      (b)$6.532     (b)$7.672     (b)$8.129     (b)$9.336
          Ending Number of AUs......................   (a)0           (a)0          (a)2,005      (a)5,434      (a)7,413
                                                       (b)0           (b)0          (b)211        (b)568        (b)575
---------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)$11.475    (a)$11.616    (a)$12.173
                                                       (b)N/A         (b)N/A        (b)$11.162    (b)$11.229    (b)$11.691
          Ending AUV................................   (a)N/A         (a)N/A        (a)$11.616    (a)$12.173    (a)$12.490
                                                       (b)N/A         (b)N/A        (b)$11.229    (b)$11.691    (b)$11.918
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)1,697      (a)6,228      (a)10,699
                                                       (b)N/A         (b)N/A        (b)144        (b)633        (b)694
---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$9.532      (a)$6.629     (a)$8.628     (a)$10.788    (a)$10.294
                                                       (b)$9.413      (b)$6.529     (b)$8.442     (b)$10.487    (b)$9.943
          Ending AUV................................   (a)$6.629      (a)$8.628     (a)$10.788    (a)$10.294    (a)$11.965
                                                       (b)$6.529      (b)$8.442     (b)$10.487    (b)$9.943     (b)$11.481
          Ending Number of AUs......................   (a)0           (a)0          (a)1,819      (a)4,008      (a)6,585
                                                       (b)0           (b)0          (b)193        (b)545        (b)553
---------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.419     (a)$7.097     (a)$9.972     (a)$12.374    (a)$11.227
                                                       (b)$10.294     (b)$6.994     (b)$9.763     (b)$12.036    (b)$10.850
          Ending AUV................................   (a)$7.097      (a)$9.972     (a)$12.374    (a)$11.227    (a)$13.130
                                                       (b)$6.994      (b)$9.763     (b)$12.036    (b)$10.850    (b)$12.606
          Ending Number of AUs......................   (a)0           (a)0          (a)1,977      (a)9,420      (a)14,052
                                                       (b)0           (b)0          (b)201        (b)702        (b)696
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/23/12)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$9.999
          Ending AUV................................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.555
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.486
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)128,651
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)24,051
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       INCEPTION TO      ENDED         ENDED         ENDED         ENDED
                                                         12/31/08       12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
(Inception Date - 7/16/12)
          Beginning AUV.............................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.000
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$9.999
          Ending AUV................................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.434
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.400
          Ending Number of AUs......................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)17,039
                                                       (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)12,272
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.284     (a)$6.217     (a)$9.222     (a)$10.936    (a)$10.203
                                                       (b)$10.104     (b)$6.092     (b)$8.978     (b)$10.577    (b)$9.805
          Ending AUV................................   (a)$6.217      (a)$9.222     (a)$10.936    (a)$10.203    (a)$10.843
                                                       (b)$6.092      (b)$8.978     (b)$10.577    (b)$9.805     (b)$10.352
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)127        (a)2,617
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$11.852     (a)$8.263     (a)$10.761    (a)$12.053    (a)$12.630
                                                       (b)$11.700     (b)$8.135     (b)$10.526    (b)$11.713    (b)$12.180
          Ending AUV................................   (a)$8.263      (a)$10.761    (a)$12.053    (a)$12.630    (a)$14.133
                                                       (b)$8.135      (b)$10.526    (b)$11.713    (b)$12.180    (b)$13.540
          Ending Number of AUs......................   (a)0           (a)0          (a)0          (a)0          (a)798
                                                       (b)0           (b)0          (b)0          (b)0          (b)0
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 08/01/08)
          Beginning AUV.............................   (a)$10.729     (a)$11.323    (a)$12.459    (a)$13.065    (a)$13.704
                                                       (b)$10.499     (b)$11.050    (b)$12.081    (b)$12.586    (b)$13.116
          Ending AUV................................   (a)$11.323     (a)$12.459    (a)$13.065    (a)$13.704    (a)$14.496
                                                       (b)$11.050     (b)$12.081    (b)$12.586    (b)$13.116    (b)$13.784
          Ending Number of AUs......................   (a)0           (a)0          (a)2,694      (a)10,750     (a)19,820
                                                       (b)0           (b)0          (b)257        (b)2,405      (b)2,522
---------------------------------------------------------------------------------------------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value death benefit and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge     Contract Maintenance Fee is $30.          New Mexico
------------------------------------------------------------------------------------
 Administration Charge     Charge will be deducted pro-rata from     New York
                           Variable Portfolios only.                 Oregon
                                                                     Texas
                                                                     Washington
------------------------------------------------------------------------------------
 Annuity Date              You may switch to the Income Phase any    Florida
                           time after your first contract
                           anniversary.
------------------------------------------------------------------------------------
 Annuity Date              You may begin the Income Phase any time   New York
                           13 or more months after contract issue.
------------------------------------------------------------------------------------
 Free Look                 If you are age 65 or older on the         Arizona
                           contract issue date, the Free Look
                           period is 30 days.
------------------------------------------------------------------------------------
 Free Look                 If you are age 60 or older on the         California
                           contract issue date, the Free Look
                           period is 30 days.
------------------------------------------------------------------------------------
 Free Look                 If you are age 64 and under on the        Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
------------------------------------------------------------------------------------
 Free Look                 The Free Look period is 20 days.          Idaho
                                                                     North Dakota
                                                                     Rhode Island
                                                                     Texas
------------------------------------------------------------------------------------
 Free Look                 The Free Look amount is calculated as     New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
------------------------------------------------------------------------------------
 Minimum Contract Value    The minimum remaining contract value      Texas
                           after a partial withdrawal must be
                           $2,000.
------------------------------------------------------------------------------------
 Premium Tax               We deduct premium tax charges of 0.50%    California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
------------------------------------------------------------------------------------
 Premium Tax               We deduct premium tax charges of 0% for   Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
------------------------------------------------------------------------------------
 Premium Tax               We deduct premium tax charges of 0% for   Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax               For the first $500,000 in the contract,   South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.08% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
------------------------------------------------------------------------------------
 Premium Tax               We deduct premium tax charges of 1.0%     West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
------------------------------------------------------------------------------------
 Premium Tax               We deduct premium tax charges of 0% for   Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
------------------------------------------------------------------------------------
 Purchase Payment Age      The Purchase Payment Age Limit is the     Kentucky
 Limitation                later of three years after contract       Minnesota
                           issue or the Owner's 63rd birthday.       Oklahoma
                                                                     Texas
                           If you elected the Early Access feature,
                           the Purchase Payment Age Limit is the
                           later of six years after contract issue
                           or the Owner's 66th birthday.

                           If you elected the Polaris Rewards
                           feature, the Purchase Payment Age Limit
                           is the later of one year after contract
                           issue or the Owner's 61st birthday.
------------------------------------------------------------------------------------
 Purchase Payment Age      The Purchase Payment Age Limit is the     Washington
 Limitation                later of two years after contract issue
                           or the Owner's 62nd birthday.

                           If you elected the Early Access feature, the Purchase Payment Age Limit is the later of two years after contract issue or the Owner's 62nd birthday.

                           If you elected the Polaris Rewards
                           feature, the Purchase Payment Age Limit
                           is the later of one year after contract
                           issue or the Owner's 61st birthday.
------------------------------------------------------------------------------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from     New York
 SunAmerica Income         Variable Portfolios only.                 Oregon
 Builder                                                             Texas
                                                                     Washington
------------------------------------------------------------------------------------
 Transfer Privilege        Any transfer over the limit of 15 will    Pennsylvania
                           incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------
 Withdrawal Charge         The Withdrawal Charge Schedule if you     Kentucky
                           elect Polaris Rewards is as follows:      Ohio
                           9%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%, 3%,   Maryland
                           2%, 0%                                    Minnesota
                                                                     Mississippi
                                                                     Texas
------------------------------------------------------------------------------------
 Withdrawal Charge         The Withdrawal Charge Schedule if you     Oklahoma
                           elect Polaris Rewards is as follows:
                           8.5%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%,
                           3%, 2%, 0%
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below assume election of SunAmerica Income Plus Income Option with Dynamic Allocation (one Covered Person).

EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     - Benefit Effective Date = contract issue date

     - Initial Purchase Payment = $100,000

     - Covered Person = Owner age 67 on the Benefit Effective Date

     - Maximum Annual Withdrawal Percentage = 5.5%

----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                PURCHASE      ELIGIBLE                                   INCOME        ANNUAL
                                PAYMENTS      PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
         VALUES AS OF           INVESTED      PAYMENTS        VALUE         BASE          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------------
   Benefit Effective Date       $100,000      $100,000      $100,000      $100,000      $100,000       $5,500
----------------------------------------------------------------------------------------------------------------


     - Income Base = Initial Purchase Payment = $100,000

     - Income Credit Base = Initial Purchase Payment = $100,000

     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

          = $100,000 x 5.5% = $5,500

EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     - Subsequent Purchase Payment invested in the first contract year =
       $150,000.

     - Subsequent Purchase Payment invested in the second contract year =
       $10,000.

     - No withdrawals taken in the first 3 contract years

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MAXIMUM
                          PURCHASE  ELIGIBLE  INELIGIBLE   ASSUMED                          INCOME               ANNUAL
                           PAYMENT  PURCHASE   PURCHASE   CONTRACT  ANNIVERSARY   INCOME    CREDIT    INCOME   WITHDRAWAL
       VALUES AS OF       INVESTED  PAYMENTS   PAYMENTS     VALUE      VALUE       BASE      BASE     CREDIT     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date   $100,000  $100,000      $0      $100,000       --      $100,000  $100,000     --       $5,500
-------------------------------------------------------------------------------------------------------------------------
         Year 1           $150,000  $150,000      $0      $245,000       --      $250,000  $250,000     --       $13,750
-------------------------------------------------------------------------------------------------------------------------
     1st Anniversary         --        --         --      $270,000    $270,000   $270,000  $270,000   $15,000    $14,850
-------------------------------------------------------------------------------------------------------------------------
         Year 2            $10,000     --       $10,000   $290,000       --      $270,000  $270,000     --       $14,850
-------------------------------------------------------------------------------------------------------------------------
     2nd Anniversary         --        --         --      $297,000    $287,000   $287,000  $287,000   $16,200    $15,785
-------------------------------------------------------------------------------------------------------------------------
     3rd Anniversary         --        --         --      $320,000    $310,000   $310,000  $310,000   $17,220    $17,050
-------------------------------------------------------------------------------------------------------------------------


     Eligible Purchase Payments:

       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)

     Ineligible Purchase Payments

       - Second contract year = $10,000 (Purchase Payments received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Eligible Purchase Payment is received.

       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $13,750
         ($250,000 x 5.5%).

The values of the feature are impacted by attaining the highest Anniversary Values as follows:

     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $14,850 ($270,000 x
         5.5%).

       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income
         Credit); and the MAWA was increased to $15,785 ($287,000 x 5.5%).

       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income
         Credit) and the MAWA was increased to $17,050 ($310,000 x 5.5%).

EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF            TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $320,000      $310,000      $310,000      $310,000       $17,220       $17,050
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $15,500      $322,000         --         $310,000      $310,000         --          $17,050
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $321,000      $311,000      $313,100      $310,000       $3,100        $17,221
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $15,655      $312,000         --         $313,100      $310,000         --          $17,221
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $316,200      $310,000       $3,100        $17,391
----------------------------------------------------------------------------------------------------------------------------


     - In year 4, $15,500 was withdrawn ($310,000 x 5%).

     - In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

       - In year 4, $15,500 was withdrawn and is less than the MAWA of $17,050.

       - In year 5, $15,655 was withdrawn and is less than the MAWA of $17,221.

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                   Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


-----------------------------------------------------------------------------------------------------------
                                                                                                   MAXIMUM
                                         ASSUMED                             INCOME                ANNUAL
                            WITHDRAWAL   CONTRACT  ANNIVERSARY    INCOME     CREDIT     INCOME   WITHDRAWAL
        VALUES AS OF           TAKEN      VALUE       VALUE        BASE       BASE      CREDIT     AMOUNT
-----------------------------------------------------------------------------------------------------------
      5th Anniversary           --       $305,000    $295,000    $316,200   $310,000    $3,100     $17,391
-----------------------------------------------------------------------------------------------------------
          Year 6              $25,296    $280,000       --       $307,505   $301,475      --       $16,913
-----------------------------------------------------------------------------------------------------------
      6th Anniversary           --       $290,000    $280,000    $307,505   $301,475      $0       $16,913
-----------------------------------------------------------------------------------------------------------
          Year 7              $24,600    $260,000       --       $298,864   $293,004      --       $16,438
-----------------------------------------------------------------------------------------------------------
      7th Anniversary           --       $230,000    $220,000    $298,864   $293,004      $0       $16,437
-----------------------------------------------------------------------------------------------------------



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the
       MAWA:

       - In year 6, the reduction proportion is 2.75% ([$25,296 - $17,391] / [$305,000 - $17,391]); the reduced Income Base is $307,505 ($316,200 x
         [1 - 2.75%]); and the reduced Income Credit Base is $301,475 ($310,000 x [1 - 2.75%]).

       - In year 7, the reduction proportion is 2.81% ([$24,600 - $16,913] / [$290,000 - $16,913]); the reduced Income Base is $298,864 ($307,505 x
         [1 - 2.81%]); and the reduced Income Credit Base is $293,004 ($301,475 x [1 - 2.81%]).

     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     - The MAWA is recalculated based on the reduced Income Base.

EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     - Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     - No withdrawals taken after the seventh contract year.

----------------------------------------------------------------------------------------------------------
                                                                                       MAXIMUM
                             ASSUMED                             INCOME                ANNUAL    PROTECTED
                             CONTRACT  ANNIVERSARY    INCOME     CREDIT     INCOME   WITHDRAWAL    INCOME
        VALUES AS OF          VALUE       VALUE        BASE       BASE      CREDIT     AMOUNT     PAYMENT
----------------------------------------------------------------------------------------------------------
      7th Anniversary        $230,000    $220,000    $298,864   $293,004      $0       $16,437       --
----------------------------------------------------------------------------------------------------------
      8th Anniversary        $150,000    $140,000    $316,444   $293,004   $17,580     $17,404       --
----------------------------------------------------------------------------------------------------------
      9th Anniversary        $100,000    $90,000     $334,024   $293,004   $17,580     $18,371       --
----------------------------------------------------------------------------------------------------------
     10th Anniversary        $50,000     $40,000     $351,604   $293,004   $17,580     $19,338       --
----------------------------------------------------------------------------------------------------------
          Year 11               $0          $0       $351,604   $293,004      --       $19,338       --
----------------------------------------------------------------------------------------------------------
     11th Anniversary           $0          $0       $351,604   $293,004      --         --       $14,064
----------------------------------------------------------------------------------------------------------


     - The Protected Income Payment of $14,064 ($351,604 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NONE OF THE LIVING BENEFITS DESCRIBED BELOW ARE CURRENTLY BEING OFFERED.

TABLE OF CONTENTS


SunAmerica Income Plus.....................................................  E-1
SunAmerica Income Plus Fees................................................  E-5
SunAmerica Income Builder..................................................  E-1
SunAmerica Income Builder Fees.............................................  E-5
MarketLock For Life........................................................  E-6
MarketLock For Life Fees...................................................  E-8
MarketLock Income Plus and MarketLock For Life Plus........................  E-12
MarketLock Income Plus and MarketLock For Life Plus Fee....................  E-20
MarketLock and MarketLock For Two..........................................  E-23
MarketLock and MarketLock For Two Fee......................................  E-25
Polaris Income Rewards.....................................................  E-30
Polaris Income Rewards Fee.................................................  E-30
Capital Protector..........................................................  E-33
Capital Protector Fee......................................................  E-33






SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER



If your contract was issued prior to May 1, 2013 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus apply to your elected feature unless otherwise indicated.



SUNAMERICA INCOME PLUS



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:



If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional SunAmerica Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



---------------------------------------------------------------------
     NUMBER OF COVERED
    PERSONS AND AGE OF          SUNAMERICA            SUNAMERICA
    COVERED PERSON AT           INCOME PLUS           INCOME PLUS
    FIRST WITHDRAWAL*         INCOME OPTION 1       INCOME OPTION 2
---------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)          5.5% / 3.0%**         5.5% / 3.0%**
---------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)             5.5% / 4.0%           6.5% / 3.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)         5.0% / 3.0%***        5.0% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)             5.0% / 4.0%           6.0% / 3.0%
---------------------------------------------------------------------





---------------------------------------------------------------------
     NUMBER OF COVERED                                SUNAMERICA
    PERSONS AND AGE OF          SUNAMERICA            INCOME PLUS
    COVERED PERSON AT           INCOME PLUS           OPTION WITH
    FIRST WITHDRAWAL*         INCOME OPTION 3      CUSTOM ALLOCATION
---------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)          3.75% / 3.75%         4.5% / 3.0%**
---------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)             5.0% / 5.0%           4.5% / 4.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)          3.25% / 3.25%        4.0% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)             4.5% / 4.5%           4.0% / 4.0%
---------------------------------------------------------------------




THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.



* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



*** If Two covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



SUNAMERICA INCOME BUILDER



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:



If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional SunAmerica Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



-------------------------------------------------------------------
           NUMBER OF COVERED PERSONS
          AND AGE OF COVERED PERSON                 SUNAMERICA
             AT FIRST WITHDRAWAL*                 INCOME BUILDER
-------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)           3.75% / 3.75%
-------------------------------------------------------------------
 One Covered Person (Age 65 and Older)             4.75% / 4.75%
-------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)          3.25% / 3.25%
-------------------------------------------------------------------
 Two Covered Persons (Age 65 and Older)            4.25% / 4.25%
-------------------------------------------------------------------




THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.



* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



If your contract was issued from February 11, 2013 through April 30, 2013, and you elected the optional SunAmerica Income Builder living benefit, the following Maximum

Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



-------------------------------------------------------------------
           NUMBER OF COVERED PERSONS
          AND AGE OF COVERED PERSON                 SUNAMERICA
             AT FIRST WITHDRAWAL*                 INCOME BUILDER
-------------------------------------------------------------------
 One Covered Person (Age 65 and Older)             5.25% / 5.0%
-------------------------------------------------------------------
 Two Covered Persons (Age 65 and Older)            4.75% / 4.5%
-------------------------------------------------------------------




THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.



* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



INCOME CREDIT:



If your contract was issued prior to February 11, 2013, and you elected the optional SunAmerica Income Builder living benefit, the annual Income Credit percentage is 8%.



MINIMUM ISSUE AGE:



If your contract was issued prior to February 11, 2013, and you elected the optional SunAmerica Income Builder living benefit, the minimum issue age was 45.



SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER



ELIGIBLE PURCHASE PAYMENTS:



If your contract was issued from January 23, 2012 through November 11, 2012, and you elected either the optional SunAmerica Income Plus or SunAmerica Income Builder living benefit, the following provisions are applicable to the feature you elected:


Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

------------------------------------------------------------------------------
    FIRST CONTRACT YEAR                  SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------------
      100% of Purchase        Purchase Payments received in Contract Year 2,
     Payments received        capped at 100% of Purchase Payments received in
                                          the first Contract Year
------------------------------------------------------------------------------


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.

INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

---------------------------------------------------------------------
     NUMBER OF COVERED
         PERSONS
    AND AGE OF COVERED          SUNAMERICA            SUNAMERICA
          PERSON                INCOME PLUS           INCOME PLUS
   AT FIRST WITHDRAWAL*       INCOME OPTION 1       INCOME OPTION 2
---------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)          6.0% / 3.0%**         6.0% / 3.0%**
---------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)             6.0% / 4.0%           7.0% / 3.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)         5.5% / 3.0%***        5.5% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)             5.5% / 4.0%           6.5% / 3.0%
---------------------------------------------------------------------



---------------------------------------------------------------------
     NUMBER OF COVERED
         PERSONS
    AND AGE OF COVERED          SUNAMERICA            SUNAMERICA
          PERSON                INCOME PLUS        INCOME PLUS WITH
   AT FIRST WITHDRAWAL*       INCOME OPTION 3      CUSTOM ALLOCATION
---------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)           4.0% / 4.0%          5.0% / 3.0%**
---------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)            5.25% / 5.25%          5.0% / 4.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)           3.5% / 3.5%         4.5% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)            4.75% / 4.75%          4.5% / 4.0%
---------------------------------------------------------------------

-------------------------------------------------------------------
           NUMBER OF COVERED PERSONS
           AND AGE OF COVERED PERSON                SUNAMERICA
             AT FIRST WITHDRAWAL*                 INCOME BUILDER
-------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)            4.0% / 4.0%
-------------------------------------------------------------------
 One Covered Person (Age 65 and Older)              5.0% / 5.0%
-------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)           3.5% / 3.5%
-------------------------------------------------------------------
 Two Covered Persons (Age 65 and Older)             4.5% / 4.5%
-------------------------------------------------------------------


THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:

     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

------------------------------------------------------------------------------
    FIRST CONTRACT YEAR                  SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------------
 100% of Purchase Payments  Purchase Payments received in contract years 2-5,
 Received                   capped at 200% of Purchase Payments received in
                            the first contract year
------------------------------------------------------------------------------


     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
      AND AGE OF         ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


If your contract was issued between September 6, 2011 and January 23, 2012 and you elected the optional SunAmerica Income Builder living benefit, the following income option was also available for election:

SUNAMERICA INCOME PLUS

----------------------------------------------------------
                                       INCOME OPTION 3
            NUMBER OF               ----------------------
         COVERED PERSONS             MAXIMUM    PROTECTED
            AND AGE OF               ANNUAL       INCOME
          COVERED PERSON           WITHDRAWAL    PAYMENT
       AT FIRST WITHDRAWAL*        PERCENTAGE  PERCENTAGE
----------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                  4.0%        4.0%
----------------------------------------------------------
 One Covered Person
 (Age 65 and Older)                    5.0%        5.0%
----------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                  3.5%        3.5%
----------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)                    4.5%        4.5%
----------------------------------------------------------


SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
      AND AGE OF         ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                              Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Protected Asset Allocation SAST
                                              Portfolio
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of to an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

------------------------------------------------------------------------------
------------------------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3

------------------------------------------------------------------------------
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
------------------------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
------------------------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
------------------------------------------------------------------------------

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                              Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable. However, Payment Enhancements, if applicable, are included in the calculation of Anniversary Value. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

ELIGIBLE PURCHASE PAYMENTS

------------------------------------------------------------------------------
    FIRST CONTRACT YEAR                  SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------------
 100% of Purchase Payments  Purchase Payments received in contract years 2-5,
 Received                   capped at 100% of  Purchase Payments received in
                            the first contract year
------------------------------------------------------------------------------


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.




SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------




SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45             85(3)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------




SUNAMERICA INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              65                      80
---------------------------------------------------------------------
   Joint Owners(1)           65                      80
---------------------------------------------------------------------




SUNAMERICA INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           65               80               65             85(3)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(4)
     Beneficiary
----------------------------------------------------------------------------------------



(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) In New York, the Maximum Age for Non-Qualified Joint Owners is 82.

(4) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

--------------------------------------------------------
    CANCELLATION REQUEST
          RECEIVED           CANCELLATION EFFECTIVE DATE
--------------------------------------------------------
 Years 1-5                   5th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 6-10                  10th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 10+                   Benefit Year Anniversary
                             following the receipt of
                             the cancellation request
--------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS? below"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus and MarketLock For Life Plus living benefits described below are no longer available for election. The MarketLock Income Plus living benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.

IF YOU ELECTED ONE COVERED PERSON(1):

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(2)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECTED TWO COVERED PERSONS(1):


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(2)            AGE             AGE(2)
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
      QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base

Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.

ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
       SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at the time of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
        but prior to 65th birthday               4% of Income Base
------------------------------------------------------------------------
             At least age 65
        but prior to 76th birthday               5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
       AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
        but prior to 65th birthday               4% of Income Base
------------------------------------------------------------------------
             At least age 65
        but prior to 76th birthday             4.75% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/09)

If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
       Prior to the 60th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 60 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at the time of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
------------------------------------------------------------------------
       Prior to the 65th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 65 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth, MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth, MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio; or

     4. Invest in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash and    Minimum 20%*          Cash Management
    Fixed Accounts    Maximum 100%          Corporate Bond
                                            Global Bond
                      *(30%, for            Government and Quality Bond
                      MarketLock Income     Real Return
                      Plus and MarketLock   Total Return Bond
                      For Life Plus issued
                      on or after 5/1/09)   DCA FIXED ACCOUNTS
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. Equity Maximum    Minimum 0%            Aggressive Growth
                      Maximum 80%**         Alliance Growth
                                            American Fund Asset Allocation SAST
                      **(70%, for           American Funds Global Growth SAST
                      MarketLock Income     American Funds Growth SAST
                      Plus and MarketLock   American Funds Growth-Income SAST
                      For Life Plus issued  Asset Allocation
                      on or after 5/1/09)   Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Funds
                                            Franklin Templeton VIP Founding
                                             Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                             Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                             Shares
                                            Invesco V.I. Growth and Income Fund,
                                             Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. Limited Equity    Minimum 0%            Capital Growth
                      Maximum 20%***        Emerging Markets
                                            Growth Opportunities
                      ***(10%, for          Mid-Cap Growth
                      MarketLock Income     Natural Resources
                      Plus and MarketLock   Real Estate
                      For Life Plus issued  Small Company Value
                      on or after 5/1/09)   Technology
------------------------------------------------------------------------------------



If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.

How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" below.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.

------------------------------------------------------------------------
       FEATURE                     INCOME CREDIT PERCENTAGE
------------------------------------------------------------------------
  MarketLock Income      6% (reduced for withdrawals up to the Maximum
         Plus                      Annual Withdrawal Amount)
   (contracts issued
      on or after
        5/1/09)
------------------------------------------------------------------------
  MarketLock Income      7% (reduced for withdrawals up to the Maximum
         Plus                      Annual Withdrawal Amount)
   (contracts issued
    between 5/1/08
     and 4/30/09)
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
       Life Plus
   (contracts issued
      on or after
        5/1/09)
------------------------------------------------------------------------
    MarketLock For          7% (0% in years withdrawals are taken)
     Life Plus +7%
        Option
------------------------------------------------------------------------
    MarketLock For          6% (0% in years withdrawals are taken)
    Life +6% Option
------------------------------------------------------------------------


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:

----------------------------------------------------------------------------------------------
                                                                             ANNUALIZED FEE
                                                          NUMBER OF         (CALCULATED AS A
                                                           COVERED          PERCENTAGE OF THE
                      FEATURE                              PERSONS            INCOME BASE)
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued on or              One                  1.10%
  after 5/1/09)                                              Two                  1.35%
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued between            One                  0.95%
  5/1/08 and 4/30/09)                                        Two                  1.20%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus (contracts issued on or            One                  0.95%
  after 5/1/09)                                              Two                  1.25%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 7%                                 One                  0.75%
  Option                                                     Two                  1.00%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 6%                                 One                  0.65%
  Option                                                     Two                  0.90%
----------------------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period?

MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91(st) birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation periods, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or before May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under these features, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under the feature and your contract along with the feature will terminate. An Income Credit is no longer available and the Living Benefit is terminated.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the feature may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the feature and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the feature and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the feature and the contract; or

     2. Continue the contract with the feature and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?"

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus or MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the feature.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus or MarketLock For Life Plus feature?

You may cancel your Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the feature, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the feature after cancellation.

Are there circumstances under which MarketLock Income Plus and MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or full surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the feature. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the feature. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus and MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who is the Covered Person, is no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the feature based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS FEATURE?"

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of the RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will not be considered RMD from this contract. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" below.

How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?


Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US PRIOR TO THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED? " above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or if the MAV Benefit Base is stepped-up on a contract anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount      withdrawals), divided by the current Maximum
                                   Annual Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------


MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Any option mutually agreeable between you and us.

If you do not select an option, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals, if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered Eligible Purchase Payments. However, Payment Enhancements and spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" above.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS OVER THE LIFETIME OF YOUR SPOUSE ARE TERMINATED?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"

POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------


What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that is equal to the Maximum Annual Withdrawal Amount, and further reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser:

          (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that is equal to the Maximum Annual Withdrawal Amount, and further reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the

     Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements and Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

The fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-5                                 0.65%
------------------------------------------------------------------------
                  6-10                                 0.45%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


For contracts issued in Oregon and Washington, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.65%
------------------------------------------------------------------------
                  8-10                                 0.30%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                   CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Accounts and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before your 80th birthday; or

          c. The date of death,

       adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before the Continuing Spouse's 80th birthday; or

          c. The Continuing Spouse's date of death,

       adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

If you elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in the prospectus for details. If the original Owner of the contract elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX F -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

DEATH BENEFIT DEFINED TERMS
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:
     1. Contract value; or
     2. Purchase Payments reduced by any Withdrawal Adjustment; or
     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     a. Contract value; or
     b. Continuation Net Purchase Payments; or
     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     a. Contract value; or
     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or
     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Purchase Payments reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

For contracts issued in Washington prior to May 1, 2010, the standard death benefit is only available to contract owners or Continuing Spouses who are age 82 and younger.

OPTIONAL ENHANCED DEATH BENEFITS
If you elected the Purchase Payment Accumulation or the Maximum Anniversary Value death benefit option, the fee is 0.25% of the average daily net asset value allocated to the Variable Portfolios.

PURCHASE PAYMENT ACCUMULATION OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If you purchased your contract prior to May 1, 2007, under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or
     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation will no longer be deducted as of the Continuation Date.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the contract was issued prior to May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 2, 2011:

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus was not available if you were age 81 or older at the time we issued your contract. EstatePlus was not available if you elected the Combination HV & Roll-Up death benefit. This benefit was not available for election in New York and Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the

  Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX H - FREE WITHDRAWAL AMOUNT AND WITHDRAWAL CHARGE SCHEDULES FOR
                     CONTRACTS ISSUED PRIOR TO JULY 18, 2011
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING IS THE FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.

FREE WITHDRAWAL AMOUNT

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The following is the Withdrawal Charge Schedule if you purchased your contract prior to July 18, 2011.

WITHDRAWAL CHARGE SCHEDULES

WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:

YEARS SINCE PURCHASE PAYMENT           1    2    3    4    5+
  RECEIPT...........................
Withdrawal Charge...................   7%   6%   6%   5%   0%


WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS FEATURE:

YEARS SINCE PURCHASE PAYMENT    1    2    3    4    5    6    7    8    9   10+
  RECEIPT....................
Withdrawal Charge............   9%   8%   8%   7%   6%   5%   4%   3%   2%   0%


WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EITHER FEATURE:

YEARS SINCE PURCHASE PAYMENT       1    2    3    4    5    6    7    8+
  RECEIPT.......................
Withdrawal Charge...............   7%   6%   6%   5%   4%   3%   2%   0%

  Please forward a copy (without charge) of the Polaris Preferred Solution Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------




  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT

                  POLARIS PREFERRED SOLUTION VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2013, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK


                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  May 1, 2013

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Separate Account and the Company...........................................    3

General Account............................................................    4

Master-Feeder Structure....................................................    5

Information Regarding the Use of the Volatility Index ("VIX")..............    6

Performance Data ..........................................................    7

Annuity Income Payments....................................................   11

Annuity Unit Values........................................................   12

Taxes......................................................................   15

Broker-Dealer Firms Receiving Revenue Sharing Payments.....................   25

Distribution of Contracts..................................................   26

Financial Statements.......................................................   26


                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------
     The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.


     On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with and into the Company. Prior to this date, the contracts were issued by First SunAmerica.


     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.
     The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more Underlying Fund. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance contract charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

                                 GENERAL ACCOUNT
                                 ---------------

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder
       Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")
          -------------------------------------------------------------

     This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

     Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

For contracts without the Polaris Rewards feature:

      Base Period Return = (EV - SV - CMF)/(SV)

For contracts with the Polaris Rewards feature:

      Base Period Return = (EV - SV - CMF + E)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

        E = Premium Enhancement Rate, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

For contracts without the Polaris Rewards feature:

        P (1 + T) TO THE POWER OF n = ERV

For contracts with the Polaris Rewards feature:

       [P (1 + E)](1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Variable Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

    - Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards feature. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards is elected; AND

    - Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards feature, including the minimum Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment. There is an annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios for the Polaris Rewards feature.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Polaris Rewards Feature. However, we will not report performance for the contract featuring the Polaris Rewards feature, unless net of withdrawal charges.

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------


INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been

$11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity with 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from annuity factor tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.21 x ($116,412.31/$1,000) = $606.51

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $606.51/$13.256932 = 45.750404

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 45.750404 x $13.327695 = $609.75

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2013 is the lesser of 100% of includible compensation or $17,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2013 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2013 may not exceed the lesser of $51,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2013 of less than $95,000, your contribution may be fully deductible; if your income is between $95,000 and $115,000, your contribution may be partially deductible and if your income is $115,000 or more, your contribution may not be deductible. If you are single and your income in 2013 is less than $59,000, your contribution may be fully deductible; if your income is between $59,000 and $69,000, your contribution may be partially deductible and if your income is $69,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2013 is between $178,000 and $188,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2013 is less than:
$178,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $112,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2012, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
M&T Securities, Inc.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Triad Advisors, Inc
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
 America BBVA Compass Investment Solutions, Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


     PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for FS Variable Separate Account, The United States Life Insurance Company in the City of New York ("US Life") and American International Group, Inc.

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2012

     - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2012, 2011 and 2010

     The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

     On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.

     The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

     The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

                         FS VARIABLE SEPARATE ACCOUNT

                                      OF

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                             FINANCIAL STATEMENTS

                               DECEMBER 31, 2012

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                             FINANCIAL STATEMENTS
                               DECEMBER 31, 2012

                                   CONTENTS

Report of Independent Registered Public Accounting Firm...................................  1
Statements of Assets and Liabilities, December 31, 2012...................................  2
Schedules of Portfolio Investments, December 31, 2012..................................... 20
Statements of Operations, for the year ended December 31, 2012............................ 22
Statements of Changes in Net Assets, for the year ended December 31, 2012................. 33
Statements of Changes in Net Assets, for the year ended December 31, 2011, except as indicated............................................................................... 45
Notes to Financial Statements............................................................. 56

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contractholders of its separate account, FS Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account (the "Separate Account"), a separate account of The United States Life Insurance Company in the City of New York, at
December 31, 2012, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 26, 2013

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012

                                                         Asset      Capital      Government               Natural
                                                       Allocation Appreciation  and Quality    Growth    Resources
                                                       Portfolio   Portfolio   Bond Portfolio Portfolio  Portfolio
                                                       (Class 1)   (Class 1)     (Class 1)    (Class 1)  (Class 1)
                                                       ---------- ------------ -------------- ---------- ----------
Assets:
   Investments in Trusts, at net asset value           $3,677,602 $ 8,254,748   $ 5,083,005   $3,763,161 $2,201,483
   Receivable from The United States Life
     Insurance Company in the City of New York                 --          --            --           --         --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                          209       2,467           203          232         --
                                                       ---------- -----------   -----------   ---------- ----------
Net assets:                                            $3,677,393 $ 8,252,281   $ 5,082,802   $3,762,929 $2,201,483
                                                       ========== ===========   ===========   ========== ==========
   Accumulation units                                  $3,671,201 $ 8,141,960   $ 4,840,668   $3,746,510 $2,201,483
   Contracts in payout (annuitization) period               6,192     110,321       242,134       16,419         --
                                                       ---------- -----------   -----------   ---------- ----------
       Total net assets                                $3,677,393 $ 8,252,281   $ 5,082,802   $3,762,929 $2,201,483
                                                       ========== ===========   ===========   ========== ==========
Accumulation units outstanding                            121,254     140,943       236,370      108,446     46,571
                                                       ========== ===========   ===========   ========== ==========

                                                         Asset      Capital      Government               Natural
                                                       Allocation Appreciation  and Quality    Growth    Resources
                                                       Portfolio   Portfolio   Bond Portfolio Portfolio  Portfolio
                                                       (Class 3)   (Class 3)     (Class 3)    (Class 3)  (Class 3)
                                                       ---------- ------------ -------------- ---------- ----------
Assets:
   Investments in Trusts, at net asset value           $3,608,243 $20,820,587   $35,077,762   $6,409,751 $6,965,934
   Receivable from The United States Life
     Insurance Company in the City of New York                 --          --            --           --         --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --          --            --           --         --
                                                       ---------- -----------   -----------   ---------- ----------
Net assets:                                            $3,608,243 $20,820,587   $35,077,762   $6,409,751 $6,965,934
                                                       ========== ===========   ===========   ========== ==========
   Accumulation units                                  $3,608,243 $20,820,587   $35,077,762   $6,409,751 $6,965,934
   Contracts in payout (annuitization) period                  --          --            --           --         --
                                                       ---------- -----------   -----------   ---------- ----------
       Total net assets                                $3,608,243 $20,820,587   $35,077,762   $6,409,751 $6,965,934
                                                       ========== ===========   ===========   ========== ==========
Accumulation units outstanding                            162,988     630,759     2,034,089      228,481    231,505
                                                       ========== ===========   ===========   ========== ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                       Aggressive  Alliance                Blue Chip
                                                         Growth     Growth   Balanced       Growth
                                                       Portfolio  Portfolio  Portfolio     Portfolio
                                                       (Class 1)  (Class 1)  (Class 1)     (Class 1)
                                                       ---------- ---------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value           $1,634,795 $8,643,187 $2,944,371   $   567,168
   Receivable from The United States Life
     Insurance Company in the City of New York              1,485      1,235         --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --         --         23            --
                                                       ---------- ---------- ----------   -----------
Net assets:                                            $1,636,280 $8,644,422 $2,944,348   $   567,168
                                                       ========== ========== ==========   ===========
   Accumulation units                                  $1,627,225 $8,498,208 $2,923,026   $   567,168
   Contracts in payout (annuitization) period               9,055    146,214     21,322            --
                                                       ---------- ---------- ----------   -----------
       Total net assets                                $1,636,280 $8,644,422 $2,944,348   $   567,168
                                                       ========== ========== ==========   ===========
Accumulation units outstanding                            111,324    237,407    156,918        86,624
                                                       ========== ========== ==========   ===========

                                                        Capital      Cash    Corporate
                                                         Growth   Management   Bond      Davis Venture
                                                       Portfolio  Portfolio  Portfolio  Value Portfolio
                                                       (Class 1)  (Class 1)  (Class 1)     (Class 1)
                                                       ---------- ---------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value           $  319,213 $3,114,406 $3,854,751   $13,851,640
   Receivable from The United States Life
     Insurance Company in the City of New York                 --         --      4,355         4,592
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --        411         --            --
                                                       ---------- ---------- ----------   -----------
Net assets:                                            $  319,213 $3,113,995 $3,859,106   $13,856,232
                                                       ========== ========== ==========   ===========
   Accumulation units                                  $  319,213 $3,104,568 $3,757,261   $13,787,030
   Contracts in payout (annuitization) period                  --      9,427    101,845        69,202
                                                       ---------- ---------- ----------   -----------
       Total net assets                                $  319,213 $3,113,995 $3,859,106   $13,856,232
                                                       ========== ========== ==========   ===========
Accumulation units outstanding                             38,972    242,600    140,358       368,033
                                                       ========== ========== ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                        "Dogs" of  Emerging      Equity     Fundamental
                                                       Wall Street  Markets   Opportunities   Growth
                                                        Portfolio  Portfolio    Portfolio    Portfolio
                                                        (Class 1)  (Class 1)    (Class 1)    (Class 1)
                                                       ----------- ---------- ------------- -----------
Assets:
   Investments in Trusts, at net asset value           $1,127,353  $2,182,164  $2,086,383   $2,200,631
   Receivable from The United States Life
     Insurance Company in the City of New York                 --          --          --           34
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           46         787         321           --
                                                       ----------  ----------  ----------   ----------
Net assets:                                            $1,127,307  $2,181,377  $2,086,062   $2,200,665
                                                       ==========  ==========  ==========   ==========
   Accumulation units                                  $1,125,712  $2,130,743  $2,060,083   $2,196,400
   Contracts in payout (annuitization) period               1,595      50,634      25,979        4,265
                                                       ----------  ----------  ----------   ----------
       Total net assets                                $1,127,307  $2,181,377  $2,086,062   $2,200,665
                                                       ==========  ==========  ==========   ==========
Accumulation units outstanding                             72,984     110,262      98,537      114,250
                                                       ==========  ==========  ==========   ==========

                                                                    Global       Growth       Growth-
                                                       Global Bond Equities   Opportunities   Income
                                                        Portfolio  Portfolio    Portfolio    Portfolio
                                                        (Class 1)  (Class 1)    (Class 1)    (Class 1)
                                                       ----------- ---------- ------------- -----------
Assets:
   Investments in Trusts, at net asset value           $1,816,519  $1,719,915  $  380,255   $6,844,115
   Receivable from The United States Life
     Insurance Company in the City of New York                499         255          --           --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --          --          --        1,246
                                                       ----------  ----------  ----------   ----------
Net assets:                                            $1,817,018  $1,720,170  $  380,255   $6,842,869
                                                       ==========  ==========  ==========   ==========
   Accumulation units                                  $1,765,775  $1,717,716  $  380,255   $6,825,179
   Contracts in payout (annuitization) period              51,243       2,454          --       17,690
                                                       ----------  ----------  ----------   ----------
       Total net assets                                $1,817,018  $1,720,170  $  380,255   $6,842,869
                                                       ==========  ==========  ==========   ==========
Accumulation units outstanding                             74,817      79,807      55,844      211,929
                                                       ==========  ==========  ==========   ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                   MFS
                                                                  International International Massachusetts
                                                       High-Yield  Diversified   Growth and     Investors
                                                          Bond      Equities       Income         Trust
                                                       Portfolio    Portfolio     Portfolio     Portfolio
                                                       (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                       ---------- ------------- ------------- -------------
Assets:
   Investments in Trusts, at net asset value           $3,836,145  $2,396,612    $2,147,239    $2,618,449
   Receivable from The United States Life
     Insurance Company in the City of New York              2,576         213         3,399            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --          --            --            41
                                                       ----------  ----------    ----------    ----------
Net assets:                                            $3,838,721  $2,396,825    $2,150,638    $2,618,408
                                                       ==========  ==========    ==========    ==========
   Accumulation units                                  $3,824,572  $2,391,027    $2,134,255    $2,602,239
   Contracts in payout (annuitization) period              14,149       5,798        16,383        16,169
                                                       ----------  ----------    ----------    ----------
       Total net assets                                $3,838,721  $2,396,825    $2,150,638    $2,618,408
                                                       ==========  ==========    ==========    ==========
Accumulation units outstanding                            146,041     183,851       149,962        99,246
                                                       ==========  ==========    ==========    ==========

                                                       MFS Total     Mid-Cap
                                                         Return      Growth      Real Estate   Technology
                                                       Portfolio    Portfolio     Portfolio     Portfolio
                                                       (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                       ---------- ------------- ------------- -------------
Assets:
   Investments in Trusts, at net asset value           $5,116,849  $1,918,687    $1,754,291    $  193,978
   Receivable from The United States Life
     Insurance Company in the City of New York                 --          --            --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                        3,274         105            50            --
                                                       ----------  ----------    ----------    ----------
Net assets:                                            $5,113,575  $1,918,582    $1,754,241    $  193,978
                                                       ==========  ==========    ==========    ==========
   Accumulation units                                  $5,021,877  $1,917,642    $1,753,788    $  193,978
   Contracts in payout (annuitization) period              91,698         940           453            --
                                                       ----------  ----------    ----------    ----------
       Total net assets                                $5,113,575  $1,918,582    $1,754,241    $  193,978
                                                       ==========  ==========    ==========    ==========
Accumulation units outstanding                            165,918     149,370        64,185        80,355
                                                       ==========  ==========    ==========    ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                         Telecom                    Aggressive     Alliance
                                                         Utility    Total Return      Growth        Growth
                                                        Portfolio  Bond Portfolio   Portfolio      Portfolio
                                                        (Class 1)    (Class 1)      (Class 3)      (Class 3)
                                                       ----------- -------------- -------------- -------------
Assets:
   Investments in Trusts, at net asset value           $  976,464   $ 2,222,554    $ 2,146,977    $ 6,947,312
   Receivable from The United States Life
     Insurance Company in the City of New York                  1           147             --             --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --            --             --             --
                                                       ----------   -----------    -----------    -----------
Net assets:                                            $  976,465   $ 2,222,701    $ 2,146,977    $ 6,947,312
                                                       ==========   ===========    ===========    ===========
   Accumulation units                                  $  974,934   $ 2,192,942    $ 2,146,977    $ 6,947,312
   Contracts in payout (annuitization) period               1,531        29,759             --             --
                                                       ----------   -----------    -----------    -----------
       Total net assets                                $  976,465   $ 2,222,701    $ 2,146,977    $ 6,947,312
                                                       ==========   ===========    ===========    ===========
Accumulation units outstanding                             51,470        75,751        174,080        235,109
                                                       ==========   ===========    ===========    ===========

                                                        American
                                                       Funds Asset    American                     American
                                                       Allocation   Funds Global     American    Funds Growth-
                                                          SAST      Growth SAST    Funds Growth   Income SAST
                                                        Portfolio    Portfolio    SAST Portfolio   Portfolio
                                                        (Class 3)    (Class 3)      (Class 3)      (Class 3)
                                                       ----------- -------------- -------------- -------------
Assets:
   Investments in Trusts, at net asset value           $4,840,598   $19,544,909    $12,743,063    $10,875,490
   Receivable from The United States Life
     Insurance Company in the City of New York                 --            --             --             --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --            --             --             --
                                                       ----------   -----------    -----------    -----------
Net assets:                                            $4,840,598   $19,544,909    $12,743,063    $10,875,490
                                                       ==========   ===========    ===========    ===========
   Accumulation units                                  $4,840,598   $19,544,909    $12,743,063    $10,875,490
   Contracts in payout (annuitization) period                  --            --             --             --
                                                       ----------   -----------    -----------    -----------
       Total net assets                                $4,840,598   $19,544,909    $12,743,063    $10,875,490
                                                       ==========   ===========    ===========    ===========
Accumulation units outstanding                            420,330     1,615,191      1,144,790      1,046,934
                                                       ==========   ===========    ===========    ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                         Blue Chip      Capital      Cash
                                                          Balanced        Growth        Growth    Management
                                                         Portfolio       Portfolio     Portfolio  Portfolio
                                                         (Class 3)       (Class 3)     (Class 3)  (Class 3)
                                                       -------------- --------------- ----------- ----------
Assets:
   Investments in Trusts, at net asset value            $ 8,202,125     $ 3,782,792   $2,394,394  $6,788,022
   Receivable from The United States Life
     Insurance Company in the City of New York                   --              --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --              --           --          --
                                                        -----------     -----------   ----------  ----------
Net assets:                                             $ 8,202,125     $ 3,782,792   $2,394,394  $6,788,022
                                                        ===========     ===========   ==========  ==========
   Accumulation units                                   $ 8,202,125     $ 3,782,792   $2,394,394  $6,788,022
   Contracts in payout (annuitization) period                    --              --           --          --
                                                        -----------     -----------   ----------  ----------
       Total net assets                                 $ 8,202,125     $ 3,782,792   $2,394,394  $6,788,022
                                                        ===========     ===========   ==========  ==========

Accumulation units outstanding                              656,806         483,665      295,857     564,869
                                                        ===========     ===========   ==========  ==========

                                                                                       "Dogs" of   Emerging
                                                         Corporate     Davis Venture  Wall Street  Markets
                                                       Bond Portfolio Value Portfolio  Portfolio  Portfolio
                                                         (Class 3)       (Class 3)     (Class 3)  (Class 3)
                                                       -------------- --------------- ----------- ----------
Assets:
   Investments in Trusts, at net asset value            $32,849,883     $24,822,134   $2,406,443  $8,682,864
   Receivable from The United States Life
     Insurance Company in the City of New York                   --              --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --              --           --          --
                                                        -----------     -----------   ----------  ----------
Net assets:                                             $32,849,883     $24,822,134   $2,406,443  $8,682,864
                                                        ===========     ===========   ==========  ==========
   Accumulation units                                   $32,849,883     $24,822,134   $2,406,443  $8,682,864
   Contracts in payout (annuitization) period                    --              --           --          --
                                                        -----------     -----------   ----------  ----------
       Total net assets                                 $32,849,883     $24,822,134   $2,406,443  $8,682,864
                                                        ===========     ===========   ==========  ==========
Accumulation units outstanding                            1,570,514       1,112,535      170,316     509,140
                                                        ===========     ===========   ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                          Equity                   Fundamental
                                                       Opportunities Foreign Value   Growth     Global Bond
                                                         Portfolio     Portfolio    Portfolio    Portfolio
                                                         (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                       ------------- ------------- ----------- --------------
Assets:
   Investments in Trusts, at net asset value            $1,408,017    $27,239,963  $4,036,146   $10,537,227
   Receivable from The United States Life
     Insurance Company in the City of New York                  --             --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            --             --          --            --
                                                        ----------    -----------  ----------   -----------
Net assets:                                             $1,408,017    $27,239,963  $4,036,146   $10,537,227
                                                        ==========    ===========  ==========   ===========
   Accumulation units                                   $1,408,017    $27,239,963  $4,036,146   $10,537,227
   Contracts in payout (annuitization) period                   --             --          --            --
                                                        ----------    -----------  ----------   -----------
       Total net assets                                 $1,408,017    $27,239,963  $4,036,146   $10,537,227
                                                        ==========    ===========  ==========   ===========
Accumulation units outstanding                              80,172      2,085,057     240,598       597,898
                                                        ==========    ===========  ==========   ===========

                                                          Global        Growth       Growth-
                                                         Equities    Opportunities   Income      High-Yield
                                                         Portfolio     Portfolio    Portfolio  Bond Portfolio
                                                         (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                       ------------- ------------- ----------- --------------
Assets:
   Investments in Trusts, at net asset value            $1,876,756    $ 9,143,310  $5,108,247   $ 5,980,747
   Receivable from The United States Life
     Insurance Company in the City of New York                  --             --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            --             --          --            --
                                                        ----------    -----------  ----------   -----------
Net assets:                                             $1,876,756    $ 9,143,310  $5,108,247   $ 5,980,747
                                                        ==========    ===========  ==========   ===========
   Accumulation units                                   $1,876,756    $ 9,143,310  $5,108,247   $ 5,980,747
   Contracts in payout (annuitization) period                   --             --          --            --
                                                        ----------    -----------  ----------   -----------
       Total net assets                                 $1,876,756    $ 9,143,310  $5,108,247   $ 5,980,747
                                                        ==========    ===========  ==========   ===========
Accumulation units outstanding                             116,030      1,085,888     436,652       347,139
                                                        ==========    ===========  ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                       International International  Marsico         MFS
                                                        Diversified   Growth and    Focused    Massachusetts
                                                         Equities       Income       Growth   Investors Trust
                                                         Portfolio     Portfolio   Portfolio     Portfolio
                                                         (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                                       ------------- ------------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value            $ 9,434,696   $11,156,703  $4,323,291   $14,332,584
   Receivable from The United States Life
     Insurance Company in the City of New York                   --            --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --            --          --            --
                                                        -----------   -----------  ----------   -----------
Net assets:                                             $ 9,434,696   $11,156,703  $4,323,291   $14,332,584
                                                        ===========   ===========  ==========   ===========
   Accumulation units                                   $ 9,434,696   $11,156,703  $4,323,291   $14,332,584
   Contracts in payout (annuitization) period                    --            --          --            --
                                                        -----------   -----------  ----------   -----------
       Total net assets                                 $ 9,434,696   $11,156,703  $4,323,291   $14,332,584
                                                        ===========   ===========  ==========   ===========
Accumulation units outstanding                              763,416       860,858     366,110       881,624
                                                        ===========   ===========  ==========   ===========

                                                                                   Protected
                                                                                     Asset
                                                         MFS Total      Mid-Cap    Allocation
                                                          Return        Growth        SAST      Real Estate
                                                         Portfolio     Portfolio   Portfolio     Portfolio
                                                         (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                                       ------------- ------------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value            $10,937,140   $ 6,214,629  $   98,558   $13,912,288
   Receivable from The United States Life
     Insurance Company in the City of New York                   --            --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --            --          --            --
                                                        -----------   -----------  ----------   -----------
Net assets:                                             $10,937,140   $ 6,214,629  $   98,558   $13,912,288
                                                        ===========   ===========  ==========   ===========
   Accumulation units                                   $10,937,140   $ 6,214,629  $   98,558   $13,912,288
   Contracts in payout (annuitization) period                    --            --          --            --
                                                        -----------   -----------  ----------   -----------
       Total net assets                                 $10,937,140   $ 6,214,629  $   98,558   $13,912,288
                                                        ===========   ===========  ==========   ===========
Accumulation units outstanding                              533,965       501,328       9,799       826,943
                                                        ===========   ===========  ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                      SunAmerica      SunAmerica
                                                       Small & Mid      Small          Dynamic         Dynamic
                                                        Cap Value      Company        Allocation       Strategy
                                                        Portfolio  Value Portfolio Portfolio (Class   Portfolio
                                                        (Class 3)     (Class 3)           3)          (Class 3)
                                                       ----------- --------------- ---------------- --------------
Assets:
   Investments in Trusts, at net asset value           $25,605,138   $10,587,185     $108,362,212    $13,636,634
   Receivable from The United States Life
     Insurance Company in the City of New York                  --            --               --             --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            52            --               --             --
                                                       -----------   -----------     ------------    -----------
Net assets:                                            $25,605,086   $10,587,185     $108,362,212    $13,636,634
                                                       ===========   ===========     ============    ===========
   Accumulation units                                  $25,594,952   $10,587,185     $108,362,212    $13,636,634
   Contracts in payout (annuitization) period               10,134            --               --             --
                                                       -----------   -----------     ------------    -----------
       Total net assets                                $25,605,086   $10,587,185     $108,362,212    $13,636,634
                                                       ===========   ===========     ============    ===========
Accumulation units outstanding                           1,491,831       956,188       10,304,431      1,310,097
                                                       ===========   ===========     ============    ===========

                                                                                                     Invesco Van
                                                                       Telecom                       Kampen V.I.
                                                       Technology      Utility       Total Return      American
                                                        Portfolio     Portfolio     Bond Portfolio  Franchise Fund
                                                        (Class 3)     (Class 3)       (Class 3)      (Series II)
                                                       ----------- --------------- ---------------- --------------
Assets:
   Investments in Trusts, at net asset value           $ 1,216,642   $   995,144     $ 41,335,713    $   728,128
   Receivable from The United States Life
     Insurance Company in the City of New York                  --            --              153             --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            --            --               --             --
                                                       -----------   -----------     ------------    -----------
Net assets:                                            $ 1,216,642   $   995,144     $ 41,335,866    $   728,128
                                                       ===========   ===========     ============    ===========
   Accumulation units                                  $ 1,216,642   $   995,144     $ 41,324,791    $   728,128
   Contracts in payout (annuitization) period                   --            --           11,075             --
                                                       -----------   -----------     ------------    -----------
       Total net assets                                $ 1,216,642   $   995,144     $ 41,335,866    $   728,128
                                                       ===========   ===========     ============    ===========
Accumulation units outstanding                             471,647        61,891        2,260,620         64,121
                                                       ===========   ===========     ============    ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                       Invesco Van   Invesco Van
                                                       Kampen V.I.   Kampen V.I.    Diversified   Equity
                                                         Comstock     Growth and   International  Income
                                                       Fund (Series  Income Fund      Account     Account
                                                           II)       (Series II)     (Class 2)   (Class 2)
                                                       ------------ -------------- ------------- ---------
Assets:
   Investments in Trusts, at net asset value           $14,705,485   $26,145,210     $423,548    $751,336
   Receivable from The United States Life
     Insurance Company in the City of New York                  --            --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            --            --           --          --
                                                       -----------   -----------     --------    --------
Net assets:                                            $14,705,485   $26,145,210     $423,548    $751,336
                                                       ===========   ===========     ========    ========
   Accumulation units                                  $14,705,485   $26,145,210     $423,548    $751,336
   Contracts in payout (annuitization) period                   --            --           --          --
                                                       -----------   -----------     --------    --------
       Total net assets                                $14,705,485   $26,145,210     $423,548    $751,336
                                                       ===========   ===========     ========    ========
Accumulation units outstanding                           1,165,221     1,923,682       65,213      70,776
                                                       ===========   ===========     ========    ========

                                                       Government &                  LargeCap    LargeCap
                                                       High Quality     Income         Blend      Growth
                                                       Bond Account Account (Class  Account II    Account
                                                        (Class 2)         2)         (Class 2)   (Class 2)
                                                       ------------ -------------- ------------- ---------
Assets:
   Investments in Trusts, at net asset value           $    10,022   $   242,489     $ 74,941    $ 38,050
   Receivable from The United States Life
     Insurance Company in the City of New York                  --            --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                            --            --           --          --
                                                       -----------   -----------     --------    --------
Net assets:                                            $    10,022   $   242,489     $ 74,941    $ 38,050
                                                       ===========   ===========     ========    ========
   Accumulation units                                  $    10,022   $   242,489     $ 74,941    $ 38,050
   Contracts in payout (annuitization) period                   --            --           --          --
                                                       -----------   -----------     --------    --------
       Total net assets                                $    10,022   $   242,489     $ 74,941    $ 38,050
                                                       ===========   ===========     ========    ========
Accumulation units outstanding                               1,228        24,748       10,693       5,052
                                                       ===========   ===========     ========    ========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                Principal
                                                        MidCap       Money       Capital    Real Estate
                                                         Blend       Market    Appreciation Securities
                                                        Account     Account      Account      Account
                                                       (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                       ---------- ------------ ------------ -----------
Assets:
   Investments in Trusts, at net asset value           $1,245,178   $104,748     $309,913    $ 22,750
   Receivable from The United States Life
     Insurance Company in the City of New York                 --         --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --         --           --          --
                                                       ----------   --------     --------    --------
Net assets:                                            $1,245,178   $104,748     $309,913    $ 22,750
                                                       ==========   ========     ========    ========
   Accumulation units                                  $1,245,178   $104,748     $309,913    $ 22,750
   Contracts in payout (annuitization) period                  --         --           --          --
                                                       ----------   --------     --------    --------
       Total net assets                                $1,245,178   $104,748     $309,913    $ 22,750
                                                       ==========   ========     ========    ========
Accumulation units outstanding                             98,869     18,684       22,863       1,058
                                                       ==========   ========     ========    ========

                                                                      SAM          SAM          SAM
                                                          SAM     Conservative Conservative  Flexible
                                                       Balanced     Balanced      Growth      Income
                                                       Portfolio   Portfolio    Portfolio    Portfolio
                                                       (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                       ---------- ------------ ------------ -----------
Assets:
   Investments in Trusts, at net asset value           $7,217,707   $119,189     $792,793    $637,504
   Receivable from The United States Life
     Insurance Company in the City of New York                 --         --           --          --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                           --         --           --          --
                                                       ----------   --------     --------    --------
Net assets:                                            $7,217,707   $119,189     $792,793    $637,504
                                                       ==========   ========     ========    ========
   Accumulation units                                  $7,217,707   $119,189     $792,793    $637,504
   Contracts in payout (annuitization) period                  --         --           --          --
                                                       ----------   --------     --------    --------
       Total net assets                                $7,217,707   $119,189     $792,793    $637,504
                                                       ==========   ========     ========    ========
Accumulation units outstanding                            635,115     13,750       69,627      59,574
                                                       ==========   ========     ========    ========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                     Columbia
                                                                          Short-Term   SmallCap      Variable
                                                         SAM Strategic      Income      Growth    Portfolio--High
                                                        Growth Portfolio    Account   Account II    Income Fund
                                                           (Class 2)       (Class 2)   (Class 2)     (Class 1)
                                                       ------------------ ----------- ----------- ---------------
Assets:
   Investments in Trusts, at net asset value                $307,776      $   43,609  $   40,717    $  188,377
   Receivable from The United States Life
     Insurance Company in the City of New York                    --              --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                              --              --          --            --
                                                            --------      ----------  ----------    ----------
Net assets:                                                 $307,776      $   43,609  $   40,717    $  188,377
                                                            ========      ==========  ==========    ==========
   Accumulation units                                       $307,776      $   43,609  $   40,717    $  188,377

   Contracts in payout (annuitization) period                     --              --          --            --
                                                            --------      ----------  ----------    ----------
       Total net assets                                     $307,776      $   43,609  $   40,717    $  188,377
                                                            ========      ==========  ==========    ==========
Accumulation units outstanding                                25,554           5,822       5,926         8,686
                                                            ========      ==========  ==========    ==========

                                                       Columbia Variable     Asset
                                                       Portfolio--Marsico Allocation    Global
                                                        Focused Equities  Fund (Class Growth Fund   Growth Fund
                                                         Fund (Class 1)       2)       (Class 2)     (Class 2)
                                                       ------------------ ----------- ----------- ---------------
Assets:
   Investments in Trusts, at net asset value                $561,279      $2,052,552  $9,285,089    $9,462,122
   Receivable from The United States Life
     Insurance Company in the City of New York                    --              --          --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                              --              --          --            --
                                                            --------      ----------  ----------    ----------
Net assets:                                                 $561,279      $2,052,552  $9,285,089    $9,462,122
                                                            ========      ==========  ==========    ==========
   Accumulation units                                       $561,279      $2,052,552  $9,285,089    $9,462,122
   Contracts in payout (annuitization) period                     --              --          --            --
                                                            --------      ----------  ----------    ----------
       Total net assets                                     $561,279      $2,052,552  $9,285,089    $9,462,122
                                                            ========      ==========  ==========    ==========
Accumulation units outstanding                                46,714         105,861     367,861       433,087
                                                            ========      ==========  ==========    ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                      Growth and   Mid Cap      Franklin
                                                          Growth-       Income      Stock        Income
                                                        Income Fund   Portfolio   Portfolio  Securities Fund
                                                         (Class 2)    (Class VC)  (Class VC)    (Class 2)
                                                       -------------- ----------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value            $11,347,744   $12,643,950 $  144,784   $10,231,548
   Receivable from The United States Life
     Insurance Company in the City of New York                   --            --         --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --            --         --            --
                                                        -----------   ----------- ----------   -----------
Net assets:                                             $11,347,744   $12,643,950 $  144,784   $10,231,548
                                                        ===========   =========== ==========   ===========
   Accumulation units                                   $11,347,744   $12,643,950 $  144,784   $10,231,548
   Contracts in payout (annuitization) period                    --            --         --            --
                                                        -----------   ----------- ----------   -----------
       Total net assets                                 $11,347,744   $12,643,950 $  144,784   $10,231,548
                                                        ===========   =========== ==========   ===========
Accumulation units outstanding                              611,315     1,121,963      9,195       876,783
                                                        ===========   =========== ==========   ===========

                                                          Franklin
                                                       Templeton VIP                           Allocation
                                                          Founding    Allocation  Allocation    Moderate
                                                           Funds       Balanced     Growth       Growth
                                                         Allocation   Portfolio   Portfolio     Portfolio
                                                       Fund (Class 2) (Class 3)   (Class 3)     (Class 3)
                                                       -------------- ----------- ---------- ---------------
Assets:
   Investments in Trusts, at net asset value            $ 3,756,236   $10,676,636 $1,480,207   $ 6,833,251
   Receivable from The United States Life
     Insurance Company in the City of New York                   --            --         --            --
Liabilities:
   Payable to The United States Life Insurance
     Company in the City of New York                             --            --         --            --
                                                        -----------   ----------- ----------   -----------
Net assets:                                             $ 3,756,236   $10,676,636 $1,480,207   $ 6,833,251
                                                        ===========   =========== ==========   ===========
   Accumulation units                                   $ 3,756,236   $10,676,636 $1,480,207   $ 6,833,251
   Contracts in payout (annuitization) period                    --            --         --            --
                                                        -----------   ----------- ----------   -----------
       Total net assets                                 $ 3,756,236   $10,676,636 $1,480,207   $ 6,833,251
                                                        ===========   =========== ==========   ===========
Accumulation units outstanding                              369,765       866,507    127,731       583,071
                                                        ===========   =========== ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                        Allocation
                                                         Moderate   Real Return
                                                        Portfolio    Portfolio
                                                        (Class 3)    (Class 3)
                                                        ----------- -----------
 Assets:
    Investments in Trusts, at net asset value           $10,785,246 $13,039,978
    Receivable from The United States Life
      Insurance Company in the City of New York                  --          --
 Liabilities:
    Payable to The United States Life Insurance
      Company in the City of New York                            --          --
                                                        ----------- -----------
 Net assets:                                            $10,785,246 $13,039,978
                                                        =========== ===========
    Accumulation units                                  $10,785,246 $13,039,978
    Contracts in payout (annuitization) period                   --          --
                                                        ----------- -----------
        Total net assets                                $10,785,246 $13,039,978
                                                        =========== ===========
 Accumulation units outstanding                             891,862   1,072,495
                                                        =========== ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                             Contracts With Total Expenses Contracts With Total Expenses
                                                                      of 0.85%                      of 0.95%
                                                             ----------------------------- -----------------------------
                                                             Accumulation   Unit value of  Accumulation   Unit value of
                                                                units       accumulation      units       accumulation
Variable Accounts                                            outstanding        units      outstanding        units
-----------------                                            ------------   -------------  ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                             --         $   --             --         $   --
   Capital Appreciation Portfolio (Class 1)                         --             --             --             --
   Government and Quality Bond Portfolio (Class 1)                  --             --             --             --
   Growth Portfolio (Class 1)                                       --             --             --             --
   Natural Resources Portfolio (Class 1)                            --             --             --             --
   Asset Allocation Portfolio (Class 3)                            589          16.94          4,259          16.90
   Capital Appreciation Portfolio (Class 3)                     63,147          19.42          2,125          19.35
   Government and Quality Bond Portfolio (Class 3)              58,154          17.32         20,688          17.29
   Growth Portfolio (Class 3)                                    4,499          13.07             --             --
   Natural Resources Portfolio (Class 3)                         6,966           9.98             --             --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                            --         $   --             --         $   --
   Alliance Growth Portfolio (Class 1)                              --             --             --             --
   Balanced Portfolio (Class 1)                                     --             --             --             --
   Blue Chip Growth Portfolio (Class 1)                             --             --             --             --
   Capital Growth Portfolio (Class 1)                               --             --             --             --
   Cash Management Portfolio (Class 1)                              --             --             --             --
   Corporate Bond Portfolio (Class 1)                               --             --             --             --
   Davis Venture Value Portfolio (Class 1)                          --             --             --             --
   "Dogs" of Wall Street Portfolio (Class 1)                        --             --             --             --
   Emerging Markets Portfolio (Class 1)                             --             --             --             --
   Equity Opportunities Portfolio (Class 1)                         --             --             --             --
   Fundamental Growth Portfolio (Class 1)                           --             --             --             --
   Global Bond Portfolio (Class 1)                                  --             --             --             --
   Global Equities Portfolio (Class 1)                              --             --             --             --
   Growth Opportunities Portfolio (Class 1)                         --             --             --             --
   Growth-Income Portfolio (Class 1)                                --             --             --             --
   High-Yield Bond Portfolio (Class 1)                              --             --             --             --
   International Diversified Equities Portfolio (Class 1)           --             --             --             --
   International Growth and Income Portfolio (Class 1)              --             --             --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)            --             --             --             --
   MFS Total Return Portfolio (Class 1)                             --             --             --             --
   Mid-Cap Growth Portfolio (Class 1)                               --             --             --             --
   Real Estate Portfolio (Class 1)                                  --             --             --             --
   Technology Portfolio (Class 1)                                   --             --             --             --
   Telecom Utility Portfolio (Class 1)                              --             --             --             --
   Total Return Bond Portfolio (Class 1)                            --             --             --             --
   Aggressive Growth Portfolio (Class 3)                           361           9.28             --             --
   Alliance Growth Portfolio (Class 3)                           8,936           9.21             --             --
   American Funds Asset Allocation SAST Portfolio (Class 3)         --             --             --             --
   American Funds Global Growth SAST Portfolio (Class 3)            --             --             --             --
   American Funds Growth SAST Portfolio (Class 3)                   --             --             --             --
   American Funds Growth-Income SAST Portfolio (Class 3)            --             --             --             --
   Balanced Portfolio (Class 3)                                     --             --          5,842          11.41
   Blue Chip Growth Portfolio (Class 3)                          5,690           6.45            885           6.44
   Capital Growth Portfolio (Class 3)                            5,269           8.56             --             --
   Cash Management Portfolio (Class 3)                           5,361          11.31              1          11.30
   Corporate Bond Portfolio (Class 3)                           62,444          23.13          9,602          23.10
   Davis Venture Value Portfolio (Class 3)                      40,437          15.43          4,068          15.39
   "Dogs" of Wall Street Portfolio (Class 3)                     1,017          18.75            866          18.74
   Emerging Markets Portfolio (Class 3)                          7,928          25.30            368          25.24
   Equity Opportunities Portfolio (Class 3)                      3,918          13.94            522          13.92
   Foreign Value Portfolio (Class 3)                            46,798          10.07         26,232          10.06
   Fundamental Growth Portfolio (Class 3)                        6,882           7.69             --             --
   Global Bond Portfolio (Class 3)                              30,062          18.51          2,478          18.48
   Global Equities Portfolio (Class 3)                              --             --             --             --
   Growth Opportunities Portfolio (Class 3)                     25,337           6.97          7,746           6.96
   Growth-Income Portfolio (Class 3)                             1,238          10.83          6,447          10.81
   High-Yield Bond Portfolio (Class 3)                          22,743          19.20          1,355          19.17
   International Diversified Equities Portfolio (Class 3)        3,941           9.00          1,123           8.98
   International Growth and Income Portfolio (Class 3)          40,719          11.77             --             --
   Marsico Focused Growth Portfolio (Class 3)                    4,259          11.00          1,610          10.98
   MFS Massachusetts Investors Trust Portfolio (Class 3)        18,527          12.65         14,156          12.63
   MFS Total Return Portfolio (Class 3)                         54,060          17.97          5,366          17.94
   Mid-Cap Growth Portfolio (Class 3)                            9,581          10.73          8,644          10.71
   Protected Asset Allocation SAST Portfolio (Class 3)              --             --             --             --
   Real Estate Portfolio (Class 3)                               6,969          33.95          1,444          33.91
   Small & Mid Cap Value Portfolio (Class 3)                    36,350          12.61          6,581          12.58
   Small Company Value Portfolio (Class 3)                      34,911          11.24          5,782          11.23
   SunAmerica Dynamic Allocation Portfolio (Class 3)                --             --         63,146          10.57
   SunAmerica Dynamic Strategy Portfolio (Class 3)                  --             --             --             --
   Technology Portfolio (Class 3)                                   --             --             --             --
   Telecom Utility Portfolio (Class 3)                             127          13.73          1,650          13.69
   Total Return Bond Portfolio (Class 3)                        32,154          20.73         22,191          20.70
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund               9,022         $11.89             --         $   --
   Invesco Van Kampen V.I. Comstock Fund                        75,903          15.07         12,780          15.05
   Invesco Van Kampen V.I. Growth and Income Fund               80,002          16.43         14,062          16.41
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                      --         $   --             --         $   --
   Equity Income Account (Class 2)                                  --             --             --             --
   Government & High Quality Bond Account (Class 2)                 --             --             --             --
   Income Account (Class 2)                                         --             --             --             --
   LargeCap Blend Account II (Class 2)                              --             --             --             --
   LargeCap Growth Account (Class 2)                                --             --             --             --
   MidCap Blend Account (Class 2)                                   --             --             --             --
   Money Market Account (Class 2)                                   --             --             --             --
   Principal Capital Appreciation Account (Class 2)                 --             --             --             --
   Real Estate Securities Account (Class 2)                         --             --             --             --
   SAM Balanced Portfolio (Class 2)                                 --             --             --             --
   SAM Conservative Balanced Portfolio (Class 2)                    --             --             --             --
   SAM Conservative Growth Portfolio (Class 2)                      --             --             --             --
   SAM Flexible Income Portfolio (Class 2)                          --             --             --             --
   SAM Strategic Growth Portfolio (Class 2)                         --             --             --             --
   Short-Term Income Account (Class 2)                              --             --             --             --
   SmallCap Growth Account II (Class 2)                             --             --             --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)          --         $   --             --         $   --
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                                 --             --             --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                             101,275         $19.40          2,830         $19.37
   Global Growth Fund (Class 2)                                 65,923          26.70          7,676          26.66
   Growth Fund (Class 2)                                        64,995          23.20          4,707          23.18
   Growth-Income Fund (Class 2)                                121,545          19.65          1,256          19.60
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                  33,472         $13.03          2,066         $13.01
   Mid Cap Stock Portfolio                                       9,195          15.75             --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class
  2):
   Franklin Income Securities Fund                              17,571         $12.05          5,342         $12.03
   Franklin Templeton VIP Founding Funds Allocation Fund        31,975          10.49             --             --
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                    --         $   --             --         $   --
   Allocation Growth Portfolio                                      --             --             --             --
   Allocation Moderate Growth Portfolio                             --             --             --             --
   Allocation Moderate Portfolio                                    --             --             --             --
   Real Return Portfolio                                         3,209          12.60          9,272          12.57

                                                                CONTRACTS WITH TOTAL          CONTRACTS WITH TOTAL
                                                                 EXPENSES OF 1.15%             EXPENSES OF 1.20%
                                                             ----------------------------- -----------------------------
                                                             ACCUMULATION   UNIT VALUE OF  ACCUMULATION   UNIT VALUE OF
                                                                UNITS       ACCUMULATION      UNITS       ACCUMULATION
VARIABLE ACCOUNTS                                            OUTSTANDING        UNITS      OUTSTANDING        UNITS
-----------------                                            ------------   -------------  ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                             --         $   --             --         $   --
   Capital Appreciation Portfolio (Class 1)                         --             --             --             --
   Government and Quality Bond Portfolio (Class 1)                  --             --             --             --
   Growth Portfolio (Class 1)                                       --             --             --             --
   Natural Resources Portfolio (Class 1)                            --             --             --             --
   Asset Allocation Portfolio (Class 3)                            712          12.85          1,331          16.43
   Capital Appreciation Portfolio (Class 3)                      4,271          14.78          1,492          18.77
   Government and Quality Bond Portfolio (Class 3)               8,973          12.60         14,725          16.78
   Growth Portfolio (Class 3)                                      291          11.09             --             --
   Natural Resources Portfolio (Class 3)                         3,723          10.29             --             --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                            --         $   --             --         $   --
   Alliance Growth Portfolio (Class 1)                              --             --             --             --
   Balanced Portfolio (Class 1)                                     --             --             --             --
   Blue Chip Growth Portfolio (Class 1)                             --             --             --             --
   Capital Growth Portfolio (Class 1)                               --             --             --             --
   Cash Management Portfolio (Class 1)                              --             --             --             --
   Corporate Bond Portfolio (Class 1)                               --             --             --             --
   Davis Venture Value Portfolio (Class 1)                          --             --             --             --
   "Dogs" of Wall Street Portfolio (Class 1)                        --             --             --             --
   Emerging Markets Portfolio (Class 1)                             --             --             --             --
   Equity Opportunities Portfolio (Class 1)                         --             --             --             --
   Fundamental Growth Portfolio (Class 1)                           --             --             --             --
   Global Bond Portfolio (Class 1)                                  --             --             --             --
   Global Equities Portfolio (Class 1)                              --             --             --             --
   Growth Opportunities Portfolio (Class 1)                         --             --             --             --
   Growth-Income Portfolio (Class 1)                                --             --             --             --
   High-Yield Bond Portfolio (Class 1)                              --             --             --             --
   International Diversified Equities Portfolio (Class 1)           --             --             --             --
   International Growth and Income Portfolio (Class 1)              --             --             --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)            --             --             --             --
   MFS Total Return Portfolio (Class 1)                             --             --             --             --
   Mid-Cap Growth Portfolio (Class 1)                               --             --             --             --
   Real Estate Portfolio (Class 1)                                  --             --             --             --
   Technology Portfolio (Class 1)                                   --             --             --             --
   Telecom Utility Portfolio (Class 1)                              --             --             --             --
   Total Return Bond Portfolio (Class 1)                            --             --             --             --
   Aggressive Growth Portfolio (Class 3)                         2,489           9.51             --             --
   Alliance Growth Portfolio (Class 3)                           3,944          11.85             --             --
   American Funds Asset Allocation SAST Portfolio (Class 3)      2,701          11.81             --             --
   American Funds Global Growth SAST Portfolio (Class 3)        12,321          12.48             --             --
   American Funds Growth SAST Portfolio (Class 3)                7,660          11.42             --             --
   American Funds Growth-Income SAST Portfolio (Class 3)         3,068          10.82             --             --
   Balanced Portfolio (Class 3)                                 10,505          12.25         28,432          11.01
   Blue Chip Growth Portfolio (Class 3)                          1,679          11.12          1,756           6.21
   Capital Growth Portfolio (Class 3)                               --             --             --             --
   Cash Management Portfolio (Class 3)                             568           9.77             --             --
   Corporate Bond Portfolio (Class 3)                           13,277          15.82          6,067          22.41
   Davis Venture Value Portfolio (Class 3)                      13,579          10.58          3,176          14.93
   "Dogs" of Wall Street Portfolio (Class 3)                     1,130          13.14            157          18.19
   Emerging Markets Portfolio (Class 3)                          4,839          12.31            376          24.56
   Equity Opportunities Portfolio (Class 3)                        898          11.24            141          13.53
   Foreign Value Portfolio (Class 3)                            10,172           9.95         18,187           9.89
   Fundamental Growth Portfolio (Class 3)                           --             --             --             --
   Global Bond Portfolio (Class 3)                              12,059          13.74          1,265          17.94
   Global Equities Portfolio (Class 3)                           2,995          10.08             --             --
   Growth Opportunities Portfolio (Class 3)                      3,130          13.18          5,920           7.16
   Growth-Income Portfolio (Class 3)                             3,959          11.03          5,516          10.45
   High-Yield Bond Portfolio (Class 3)                           4,697          13.20          1,553          18.63
   International Diversified Equities Portfolio (Class 3)          186           9.92            184           8.73
   International Growth and Income Portfolio (Class 3)              --             --             --             --
   Marsico Focused Growth Portfolio (Class 3)                    4,958          11.63            855          10.80
   MFS Massachusetts Investors Trust Portfolio (Class 3)         6,429          12.22          8,704          12.11
   MFS Total Return Portfolio (Class 3)                         12,387          11.81          2,405          17.41
   Mid-Cap Growth Portfolio (Class 3)                            2,164          13.03          6,029          10.40
   Protected Asset Allocation SAST Portfolio (Class 3)              --             --             --             --
   Real Estate Portfolio (Class 3)                               7,413           9.74          1,001          32.93
   Small & Mid Cap Value Portfolio (Class 3)                    14,052          13.13          4,882          12.38
   Small Company Value Portfolio (Class 3)                       6,585          11.97          4,760          11.05
   SunAmerica Dynamic Allocation Portfolio (Class 3)           128,651          10.56         14,643          10.55
   SunAmerica Dynamic Strategy Portfolio (Class 3)              17,039          10.43             --             --
   Technology Portfolio (Class 3)                                2,617          10.84             --             --
   Telecom Utility Portfolio (Class 3)                             798          14.13             --             --
   Total Return Bond Portfolio (Class 3)                        19,820          14.50         17,307          20.11
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund                  --         $   --             --         $   --
   Invesco Van Kampen V.I. Comstock Fund                         5,437          11.00          9,194          14.64
   Invesco Van Kampen V.I. Growth and Income Fund                6,834          10.99         11,495          15.93
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                      --         $   --             --         $   --
   Equity Income Account (Class 2)                                  --             --             --             --
   Government & High Quality Bond Account (Class 2)                 --             --             --             --
   Income Account (Class 2)                                         --             --             --             --
   LargeCap Blend Account II (Class 2)                              --             --             --             --
   LargeCap Growth Account (Class 2)                                --             --             --             --
   MidCap Blend Account (Class 2)                                   --             --             --             --
   Money Market Account (Class 2)                                   --             --             --             --
   Principal Capital Appreciation Account (Class 2)                 --             --             --             --
   Real Estate Securities Account (Class 2)                         --             --             --             --
   SAM Balanced Portfolio (Class 2)                                 --             --             --             --
   SAM Conservative Balanced Portfolio (Class 2)                    --             --             --             --
   SAM Conservative Growth Portfolio (Class 2)                      --             --             --             --
   SAM Flexible Income Portfolio (Class 2)                          --             --             --             --
   SAM Strategic Growth Portfolio (Class 2)                         --             --             --             --
   Short-Term Income Account (Class 2)                              --             --             --             --
   SmallCap Growth Account II (Class 2)                             --             --             --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)          --         $   --             --         $   --
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                                 --             --             --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                                  --         $   --          1,756         $18.90
   Global Growth Fund (Class 2)                                     --             --          5,672          26.00
   Growth Fund (Class 2)                                            --             --          3,460          22.60
   Growth-Income Fund (Class 2)                                     --             --          1,263          19.11
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                   3,696         $ 9.58          1,613         $12.67
   Mid Cap Stock Portfolio                                          --             --             --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class
  2):
   Franklin Income Securities Fund                              17,952         $11.90          2,949         $11.91
   Franklin Templeton VIP Founding Funds Allocation Fund        34,761          10.35             --             --
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                    --         $   --             --         $   --
   Allocation Growth Portfolio                                      --             --             --             --
   Allocation Moderate Growth Portfolio                          8,782          12.07             --             --
   Allocation Moderate Portfolio                                    --             --             --             --
   Real Return Portfolio                                        10,699          12.49          7,650          12.55

(1)Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.
(2)Offered in FSA Polaris Choice III.
(3)Offered in FSA Diversify Strategies III.
(4)Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                Contracts With Total       Contracts With Total
                                                                 Expenses of 1.30%          Expenses of 1.40%
                                                             -------------------------- --------------------------
                                                             Accumulation Unit value of Accumulation Unit value of
                                                                units     accumulation     units     accumulation
Variable Accounts                                            outstanding      units     outstanding      units
-----------------                                            ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                              --      $   --            --       $   --
   Capital Appreciation Portfolio (Class 1)                          --          --            --           --
   Government and Quality Bond Portfolio (Class 1)                   --          --            --           --
   Growth Portfolio (Class 1)                                        --          --            --           --
   Natural Resources Portfolio (Class 1)                             --          --            --           --
   Asset Allocation Portfolio (Class 3)                             559       12.65            --           --
   Capital Appreciation Portfolio (Class 3)                     106,443       14.55         4,368        14.53
   Government and Quality Bond Portfolio (Class 3)              209,453       12.40         5,376        12.41
   Growth Portfolio (Class 3)                                     6,582       10.93            --           --
   Natural Resources Portfolio (Class 3)                         20,665       10.15         2,028        10.14
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             --      $   --            --       $   --
   Alliance Growth Portfolio (Class 1)                               --          --            --           --
   Balanced Portfolio (Class 1)                                      --          --            --           --
   Blue Chip Growth Portfolio (Class 1)                              --          --            --           --
   Capital Growth Portfolio (Class 1)                                --          --            --           --
   Cash Management Portfolio (Class 1)                               --          --            --           --
   Corporate Bond Portfolio (Class 1)                                --          --            --           --
   Davis Venture Value Portfolio (Class 1)                           --          --            --           --
   "Dogs" of Wall Street Portfolio (Class 1)                         --          --            --           --
   Emerging Markets Portfolio (Class 1)                              --          --            --           --
   Equity Opportunities Portfolio (Class 1)                          --          --            --           --
   Fundamental Growth Portfolio (Class 1)                            --          --            --           --
   Global Bond Portfolio (Class 1)                                   --          --            --           --
   Global Equities Portfolio (Class 1)                               --          --            --           --
   Growth Opportunities Portfolio (Class 1)                          --          --            --           --
   Growth-Income Portfolio (Class 1)                                 --          --            --           --
   High-Yield Bond Portfolio (Class 1)                               --          --            --           --
   International Diversified Equities Portfolio (Class 1)            --          --            --           --
   International Growth and Income Portfolio (Class 1)               --          --            --           --
   MFS Massachusetts Investors Trust Portfolio (Class 1)             --          --            --           --
   MFS Total Return Portfolio (Class 1)                              --          --            --           --
   Mid-Cap Growth Portfolio (Class 1)                                --          --            --           --
   Real Estate Portfolio (Class 1)                                   --          --            --           --
   Technology Portfolio (Class 1)                                    --          --            --           --
   Telecom Utility Portfolio (Class 1)                               --          --            --           --
   Total Return Bond Portfolio (Class 1)                             --          --            --           --
   Aggressive Growth Portfolio (Class 3)                          8,982        9.31         1,091         9.29
   Alliance Growth Portfolio (Class 3)                           12,501       11.70            --           --
   American Funds Asset Allocation SAST Portfolio (Class 3)      27,011       11.65            --           --
   American Funds Global Growth SAST Portfolio (Class 3)        296,107       12.29        10,701        12.29
   American Funds Growth SAST Portfolio (Class 3)               125,403       11.24         3,365        11.23
   American Funds Growth-Income SAST Portfolio (Class 3)         69,852       10.65         1,548        10.65
   Balanced Portfolio (Class 3)                                  32,850       12.10            --           --
   Blue Chip Growth Portfolio (Class 3)                          69,660       10.90         3,896        10.93
   Capital Growth Portfolio (Class 3)                                --          --            --           --
   Cash Management Portfolio (Class 3)                            3,322        9.62            --           --
   Corporate Bond Portfolio (Class 3)                           256,907       15.59         9,227        15.58
   Davis Venture Value Portfolio (Class 3)                      206,697       10.42         6,251        10.42
   "Dogs" of Wall Street Portfolio (Class 3)                     15,219       13.02         2,464        12.96
   Emerging Markets Portfolio (Class 3)                          42,756       12.12         1,616        12.12
   Equity Opportunities Portfolio (Class 3)                         430       11.06         3,207        11.06
   Foreign Value Portfolio (Class 3)                            381,069        9.79        14,953         9.78
   Fundamental Growth Portfolio (Class 3)                         3,662       11.17         4,093        11.14
   Global Bond Portfolio (Class 3)                               93,200       13.52         1,880        13.51
   Global Equities Portfolio (Class 3)                           11,743        9.88           510         9.94
   Growth Opportunities Portfolio (Class 3)                     111,867       12.97         4,900        12.98
   Growth-Income Portfolio (Class 3)                            117,074       10.79         3,700        10.86
   High-Yield Bond Portfolio (Class 3)                           64,832       12.97           523        12.99
   International Diversified Equities Portfolio (Class 3)        13,992        9.76         2,106         9.76
   International Growth and Income Portfolio (Class 3)              909        8.38            --           --
   Marsico Focused Growth Portfolio (Class 3)                    49,716       11.46         5,305        11.43
   MFS Massachusetts Investors Trust Portfolio (Class 3)        205,987       12.06         7,545        12.02
   MFS Total Return Portfolio (Class 3)                          38,719       11.63            --           --
   Mid-Cap Growth Portfolio (Class 3)                            45,591       12.84         3,427        12.84
   Protected Asset Allocation SAST Portfolio (Class 3)            3,129       10.06            --           --
   Real Estate Portfolio (Class 3)                              149,240        9.58         8,971         9.58
   Small & Mid Cap Value Portfolio (Class 3)                    210,448       12.93         7,958        12.93
   Small Company Value Portfolio (Class 3)                      120,729       11.78         5,319        11.78
   SunAmerica Dynamic Allocation Portfolio (Class 3)          3,430,969       10.54       100,441        10.53
   SunAmerica Dynamic Strategy Portfolio (Class 3)              237,739       10.43        35,533        10.42
   Technology Portfolio (Class 3)                                 2,799       10.69            --           --
   Telecom Utility Portfolio (Class 3)                           11,552       13.93            --           --
   Total Return Bond Portfolio (Class 3)                        500,339       14.17        18,570        14.24
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund                   --      $   --            --       $   --
   Invesco Van Kampen V.I. Comstock Fund                        186,970       10.83         7,436        10.82
   Invesco Van Kampen V.I. Growth and Income Fund               244,560       10.82         9,335        10.82
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                       --      $   --            --       $   --
   Equity Income Account (Class 2)                                   --          --            --           --
   Government & High Quality Bond Account (Class 2)                  --          --            --           --
   Income Account (Class 2)                                          --          --            --           --
   LargeCap Blend Account II (Class 2)                               --          --            --           --
   LargeCap Growth Account (Class 2)                                 --          --            --           --
   MidCap Blend Account (Class 2)                                    --          --            --           --
   Money Market Account (Class 2)                                    --          --            --           --
   Principal Capital Appreciation Account (Class 2)                  --          --            --           --
   Real Estate Securities Account (Class 2)                          --          --            --           --
   SAM Balanced Portfolio (Class 2)                                  --          --            --           --
   SAM Conservative Balanced Portfolio (Class 2)                     --          --            --           --
   SAM Conservative Growth Portfolio (Class 2)                       --          --            --           --
   SAM Flexible Income Portfolio (Class 2)                           --          --            --           --
   SAM Strategic Growth Portfolio (Class 2)                          --          --            --           --
   Short-Term Income Account (Class 2)                               --          --            --           --
   SmallCap Growth Account II (Class 2)                              --          --            --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)           --      $   --            --       $   --
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                                  --          --            --           --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                                   --      $   --            --       $   --
   Global Growth Fund (Class 2)                                      --          --            --           --
   Growth Fund (Class 2)                                             --          --            --           --
   Growth-Income Fund (Class 2)                                      --          --            --           --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                  113,289      $ 9.40         4,122       $ 9.41
   Mid Cap Stock Portfolio                                           --          --            --           --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (Class 2):
   Franklin Income Securities Fund                              111,503      $11.82            --       $   --
   Franklin Templeton VIP Founding Funds Allocation Fund         11,239       10.26            --           --
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                187,172      $12.44        34,238       $12.49
   Allocation Growth Portfolio                                   19,248       11.68         1,180        11.71
   Allocation Moderate Growth Portfolio                         141,387       11.83         7,432        11.88
   Allocation Moderate Portfolio                                273,159       12.21            --           --
   Real Return Portfolio                                        296,057       12.25         8,018        12.31

                                                                Contracts With Total       Contracts With Total
                                                                Expenses of 1.52%(1)       Expenses of 1.52%(2)
                                                             -------------------------- --------------------------
                                                             Accumulation Unit value of Accumulation Unit value of
                                                                units     accumulation     units     accumulation
Variable Accounts                                            outstanding      units     outstanding      units
-----------------                                            ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                         121,254      $30.33            --       $   --
   Capital Appreciation Portfolio (Class 1)                     140,943       58.57            --           --
   Government and Quality Bond Portfolio (Class 1)              236,370       21.50            --           --
   Growth Portfolio (Class 1)                                   108,446       34.70            --           --
   Natural Resources Portfolio (Class 1)                         46,571       47.27            --           --
   Asset Allocation Portfolio (Class 3)                          85,352       29.47         2,025        29.47
   Capital Appreciation Portfolio (Class 3)                     188,879       57.15        25,111        57.15
   Government and Quality Bond Portfolio (Class 3)              710,034       20.93       163,951        20.93
   Growth Portfolio (Class 3)                                   133,529       33.83        13,194        33.83
   Natural Resources Portfolio (Class 3)                         58,989       46.04        10,407        46.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                        111,324      $14.69            --       $   --
   Alliance Growth Portfolio (Class 1)                          237,407       36.40            --           --
   Balanced Portfolio (Class 1)                                 156,918       18.77            --           --
   Blue Chip Growth Portfolio (Class 1)                          86,624        6.55            --           --
   Capital Growth Portfolio (Class 1)                            38,972        8.19            --           --
   Cash Management Portfolio (Class 1)                          242,600       12.84            --           --
   Corporate Bond Portfolio (Class 1)                           140,358       27.47            --           --
   Davis Venture Value Portfolio (Class 1)                      368,033       37.64            --           --
   "Dogs" of Wall Street Portfolio (Class 1)                     72,984       15.45            --           --
   Emerging Markets Portfolio (Class 1)                         110,262       19.79            --           --
   Equity Opportunities Portfolio (Class 1)                      98,537       21.17            --           --
   Fundamental Growth Portfolio (Class 1)                       114,250       19.26            --           --
   Global Bond Portfolio (Class 1)                               74,817       24.28            --           --
   Global Equities Portfolio (Class 1)                           79,807       21.55            --           --
   Growth Opportunities Portfolio (Class 1)                      55,844        6.81            --           --
   Growth-Income Portfolio (Class 1)                            211,929       32.29            --           --
   High-Yield Bond Portfolio (Class 1)                          146,041       26.27            --           --
   International Diversified Equities Portfolio (Class 1)       183,851       13.03            --           --
   International Growth and Income Portfolio (Class 1)          149,962       14.32            --           --
   MFS Massachusetts Investors Trust Portfolio (Class 1)         99,246       26.38            --           --
   MFS Total Return Portfolio (Class 1)                         165,918       30.84            --           --
   Mid-Cap Growth Portfolio (Class 1)                           149,370       12.84            --           --
   Real Estate Portfolio (Class 1)                               64,185       27.33            --           --
   Technology Portfolio (Class 1)                                80,355        2.41            --           --
   Telecom Utility Portfolio (Class 1)                           51,470       18.97            --           --
   Total Return Bond Portfolio (Class 1)                         75,751       29.34            --           --
   Aggressive Growth Portfolio (Class 3)                         30,132       14.26        62,674        14.26
   Alliance Growth Portfolio (Class 3)                          138,405       35.29        13,026        35.29
   American Funds Asset Allocation SAST Portfolio (Class 3)      62,001       11.58       122,598        11.58
   American Funds Global Growth SAST Portfolio (Class 3)        255,865       12.11       232,624        12.11
   American Funds Growth SAST Portfolio (Class 3)               276,782       11.21       187,118        11.21
   American Funds Growth-Income SAST Portfolio (Class 3)        382,766       10.38       174,244        10.38
   Balanced Portfolio (Class 3)                                  58,748       18.25           528        18.25
   Blue Chip Growth Portfolio (Class 3)                         110,817        6.38        91,140         6.38
   Capital Growth Portfolio (Class 3)                           146,301        7.95        52,978         7.95
   Cash Management Portfolio (Class 3)                          415,111       12.50        20,629        12.50
   Corporate Bond Portfolio (Class 3)                           405,048       26.64       129,070        26.64
   Davis Venture Value Portfolio (Class 3)                      335,214       36.61        56,377        36.61
   "Dogs" of Wall Street Portfolio (Class 3)                     50,906       15.04        33,750        15.04
   Emerging Markets Portfolio (Class 3)                         145,486       19.24        65,808        19.24
   Equity Opportunities Portfolio (Class 3)                      46,835       20.60         3,605        20.60
   Foreign Value Portfolio (Class 3)                            516,194       17.20       146,548        17.20
   Fundamental Growth Portfolio (Class 3)                        99,980       18.74        38,053        18.74
   Global Bond Portfolio (Class 3)                              112,797       23.63        57,389        23.63
   Global Equities Portfolio (Class 3)                           33,192       20.93         7,765        20.93
   Growth Opportunities Portfolio (Class 3)                     276,099        6.63       168,254         6.63
   Growth-Income Portfolio (Class 3)                             15,130       31.40         3,606        31.40
   High-Yield Bond Portfolio (Class 3)                           67,769       25.58        15,741        25.58
   International Diversified Equities Portfolio (Class 3)       486,268       12.71        84,853        12.71
   International Growth and Income Portfolio (Class 3)          395,311       13.91       131,715        13.91
   Marsico Focused Growth Portfolio (Class 3)                   119,053       12.27        35,521        12.27
   MFS Massachusetts Investors Trust Portfolio (Class 3)        128,847       25.71        57,182        25.71
   MFS Total Return Portfolio (Class 3)                         195,004       30.02        16,252        30.02
   Mid-Cap Growth Portfolio (Class 3)                           179,837       12.49        38,194        12.49
   Protected Asset Allocation SAST Portfolio (Class 3)               --          --            --           --
   Real Estate Portfolio (Class 3)                              157,332       26.61        63,965        26.61
   Small & Mid Cap Value Portfolio (Class 3)                    356,934       21.38       144,464        21.38
   Small Company Value Portfolio (Class 3)                      226,012       10.75       134,288        10.75
   SunAmerica Dynamic Allocation Portfolio (Class 3)                 --          --            --           --
   SunAmerica Dynamic Strategy Portfolio (Class 3)                   --          --            --           --
   Technology Portfolio (Class 3)                               287,903        2.34        44,632         2.34
   Telecom Utility Portfolio (Class 3)                           17,301       18.49         9,045        18.49
   Total Return Bond Portfolio (Class 3)                        199,288       28.59       213,598        28.59
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund               22,421      $11.24         2,843       $11.11
   Invesco Van Kampen V.I. Comstock Fund                        252,530       14.10       116,694        14.00
   Invesco Van Kampen V.I. Growth and Income Fund               634,315       15.15       191,748        15.20
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                       --      $   --            --       $   --
   Equity Income Account (Class 2)                                   --          --            --           --
   Government & High Quality Bond Account (Class 2)                  --          --            --           --
   Income Account (Class 2)                                          --          --            --           --
   LargeCap Blend Account II (Class 2)                               --          --            --           --
   LargeCap Growth Account (Class 2)                                 --          --            --           --
   MidCap Blend Account (Class 2)                                    --          --            --           --
   Money Market Account (Class 2)                                    --          --            --           --
   Principal Capital Appreciation Account (Class 2)                  --          --            --           --
   Real Estate Securities Account (Class 2)                          --          --            --           --
   SAM Balanced Portfolio (Class 2)                               7,898       11.55        39,605        11.55
   SAM Conservative Balanced Portfolio (Class 2)                     --          --            --           --
   SAM Conservative Growth Portfolio (Class 2)                       --          --            --           --
   SAM Flexible Income Portfolio (Class 2)                           --          --            --           --
   SAM Strategic Growth Portfolio (Class 2)                          --          --            --           --
   Short-Term Income Account (Class 2)                               --          --            --           --
   SmallCap Growth Account II (Class 2)                              --          --            --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)        2,598      $21.99           566       $22.07
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                              17,039       12.14         9,779        12.09
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                                   --      $   --            --       $   --
   Global Growth Fund (Class 2)                                 245,616       24.93            --           --
   Growth Fund (Class 2)                                        292,798       21.66            --           --
   Growth-Income Fund (Class 2)                                 410,546       18.35            --           --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                  422,671      $12.14       141,545       $12.14
   Mid Cap Stock Portfolio                                           --          --            --           --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class
  2):
   Franklin Income Securities Fund                              186,909      $11.67        67,144       $11.67
   Franklin Templeton VIP Founding Funds Allocation Fund        125,745       10.15        43,549        10.15
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                     --      $   --        25,048       $12.36
   Allocation Growth Portfolio                                       --          --        80,305        11.59
   Allocation Moderate Growth Portfolio                              --          --        42,210        11.76
   Allocation Moderate Portfolio                                     --          --       110,506        12.12
   Real Return Portfolio                                         21,591       12.17        94,177        12.17

(1)Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.
(2)Offered in FSA Polaris Choice III.
(3)Offered in FSA Diversify Strategies III.
(4)Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                Contracts With Total       Contracts With Total
                                                                Expenses of 1.55%(3)       Expenses of 1.55%(4)
                                                             -------------------------- --------------------------
                                                             Accumulation Unit value of Accumulation Unit value of
                                                                units     accumulation     units     accumulation
Variable Accounts                                            outstanding      units     outstanding      units
-----------------                                            ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                              --      $   --             --      $   --
   Capital Appreciation Portfolio (Class 1)                          --          --             --          --
   Government and Quality Bond Portfolio (Class 1)                   --          --             --          --
   Growth Portfolio (Class 1)                                        --          --             --          --
   Natural Resources Portfolio (Class 1)                             --          --             --          --
   Asset Allocation Portfolio (Class 3)                              --          --         28,838       12.50
   Capital Appreciation Portfolio (Class 3)                       5,311       58.16         91,300       14.40
   Government and Quality Bond Portfolio (Class 3)                   --          --        281,422       12.29
   Growth Portfolio (Class 3)                                        --          --            664       10.83
   Natural Resources Portfolio (Class 3)                             --          --         16,662       10.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             --      $   --             --      $   --
   Alliance Growth Portfolio (Class 1)                               --          --             --          --
   Balanced Portfolio (Class 1)                                      --          --             --          --
   Blue Chip Growth Portfolio (Class 1)                              --          --             --          --
   Capital Growth Portfolio (Class 1)                                --          --             --          --
   Cash Management Portfolio (Class 1)                               --          --             --          --
   Corporate Bond Portfolio (Class 1)                                --          --             --          --
   Davis Venture Value Portfolio (Class 1)                           --          --             --          --
   "Dogs" of Wall Street Portfolio (Class 1)                         --          --             --          --
   Emerging Markets Portfolio (Class 1)                              --          --             --          --
   Equity Opportunities Portfolio (Class 1)                          --          --             --          --
   Fundamental Growth Portfolio (Class 1)                            --          --             --          --
   Global Bond Portfolio (Class 1)                                   --          --             --          --
   Global Equities Portfolio (Class 1)                               --          --             --          --
   Growth Opportunities Portfolio (Class 1)                          --          --             --          --
   Growth-Income Portfolio (Class 1)                                 --          --             --          --
   High-Yield Bond Portfolio (Class 1)                               --          --             --          --
   International Diversified Equities Portfolio (Class 1)            --          --             --          --
   International Growth and Income Portfolio (Class 1)               --          --             --          --
   MFS Massachusetts Investors Trust Portfolio (Class 1)             --          --             --          --
   MFS Total Return Portfolio (Class 1)                              --          --             --          --
   Mid-Cap Growth Portfolio (Class 1)                                --          --             --          --
   Real Estate Portfolio (Class 1)                                   --          --             --          --
   Technology Portfolio (Class 1)                                    --          --             --          --
   Telecom Utility Portfolio (Class 1)                               --          --             --          --
   Total Return Bond Portfolio (Class 1)                             --          --             --          --
   Aggressive Growth Portfolio (Class 3)                             --          --          8,480        9.20
   Alliance Growth Portfolio (Class 3)                            1,390       35.29         10,057       11.55
   American Funds Asset Allocation SAST Portfolio (Class 3)          --          --         86,154       11.52
   American Funds Global Growth SAST Portfolio (Class 3)             --          --        225,157       12.18
   American Funds Growth SAST Portfolio (Class 3)                    --          --        123,589       11.13
   American Funds Growth-Income SAST Portfolio (Class 3)             --          --         60,342       10.55
   Balanced Portfolio (Class 3)                                      --          --        317,151       11.98
   Blue Chip Growth Portfolio (Class 3)                              --          --         54,324       10.79
   Capital Growth Portfolio (Class 3)                                --          --            282       10.59
   Cash Management Portfolio (Class 3)                               --          --         37,644        9.52
   Corporate Bond Portfolio (Class 3)                                --          --        242,696       15.43
   Davis Venture Value Portfolio (Class 3)                           --          --        184,350       10.32
   "Dogs" of Wall Street Portfolio (Class 3)                         --          --         16,945       12.85
   Emerging Markets Portfolio (Class 3)                              --          --         24,906       12.00
   Equity Opportunities Portfolio (Class 3)                          --          --          7,831       10.93
   Foreign Value Portfolio (Class 3)                                 --          --        325,116        9.70
   Fundamental Growth Portfolio (Class 3)                            --          --          6,548       11.05
   Global Bond Portfolio (Class 3)                                   --          --        103,746       13.40
   Global Equities Portfolio (Class 3)                            1,160       21.09         10,377        9.77
   Growth Opportunities Portfolio (Class 3)                          --          --        100,105       12.85
   Growth-Income Portfolio (Class 3)                                 --          --        154,368       10.67
   High-Yield Bond Portfolio (Class 3)                               --          --         96,481       12.84
   International Diversified Equities Portfolio (Class 3)            --          --         10,361        9.67
   International Growth and Income Portfolio (Class 3)               --          --         11,095        8.28
   Marsico Focused Growth Portfolio (Class 3)                        --          --         42,884       11.35
   MFS Massachusetts Investors Trust Portfolio (Class 3)             --          --        183,220       11.95
   MFS Total Return Portfolio (Class 3)                              --          --         98,428       11.52
   Mid-Cap Growth Portfolio (Class 3)                             9,455       12.50         41,021       12.71
   Protected Asset Allocation SAST Portfolio (Class 3)               --          --             --          --
   Real Estate Portfolio (Class 3)                                   --          --        139,206        9.49
   Small & Mid Cap Value Portfolio (Class 3)                         --          --        194,397       12.81
   Small Company Value Portfolio (Class 3)                           --          --        106,062       11.66
   SunAmerica Dynamic Allocation Portfolio (Class 3)                 --          --      2,503,632       10.52
   SunAmerica Dynamic Strategy Portfolio (Class 3)                   --          --        338,926       10.42
   Technology Portfolio (Class 3)                                   470        2.34          4,392       10.58
   Telecom Utility Portfolio (Class 3)                               --          --          8,621       13.71
   Total Return Bond Portfolio (Class 3)                             --          --        513,504       14.04
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund                   --      $   --          2,190      $12.15
   Invesco Van Kampen V.I. Comstock Fund                          2,313       14.02        166,072       10.72
   Invesco Van Kampen V.I. Growth and Income Fund                    --          --        212,985       10.72
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                   52,293      $ 6.52             --      $   --
   Equity Income Account (Class 2)                               51,129       10.66             --          --
   Government & High Quality Bond Account (Class 2)               1,175        8.17             --          --
   Income Account (Class 2)                                      16,895        9.85             --          --
   LargeCap Blend Account II (Class 2)                            8,500        7.03             --          --
   LargeCap Growth Account (Class 2)                              5,032        7.53             --          --
   MidCap Blend Account (Class 2)                                26,174       12.72             --          --
   Money Market Account (Class 2)                                    11        5.71             --          --
   Principal Capital Appreciation Account (Class 2)              13,478       13.65             --          --
   Real Estate Securities Account (Class 2)                         409       21.84             --          --
   SAM Balanced Portfolio (Class 2)                             209,782       11.51             --          --
   SAM Conservative Balanced Portfolio (Class 2)                  4,360        8.61             --          --
   SAM Conservative Growth Portfolio (Class 2)                   43,982       11.45             --          --
   SAM Flexible Income Portfolio (Class 2)                       37,048       10.11             --          --
   SAM Strategic Growth Portfolio (Class 2)                      21,098       12.08             --          --
   Short-Term Income Account (Class 2)                            5,808        7.49             --          --
   SmallCap Growth Account II (Class 2)                           1,910        6.95             --          --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)           --      $   --             --      $   --
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                                  --          --             --          --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                                   --      $   --             --      $   --
   Global Growth Fund (Class 2)                                      --          --             --          --
   Growth Fund (Class 2)                                             --          --             --          --
   Growth-Income Fund (Class 2)                                      --          --             --          --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                       --      $   --         93,643      $ 9.32
   Mid Cap Stock Portfolio                                           --          --             --          --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class
  2):
   Franklin Income Securities Fund                                   --      $   --        195,594      $11.70
   Franklin Templeton VIP Founding Funds Allocation Fund             --          --         10,824       10.16
   SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                     --      $   --        387,679      $12.34
   Allocation Growth Portfolio                                       --          --          9,989       11.58
   Allocation Moderate Growth Portfolio                              --          --        130,519       11.74
   Allocation Moderate Portfolio                                     --          --        260,528       12.11
Real Return Portfolio                                                --          --        285,889       12.16

                                                                Contracts With Total       Contracts With Total
                                                                 Expenses of 1.65%          Expenses of 1.70%
                                                             -------------------------- --------------------------
                                                             Accumulation Unit value of Accumulation Unit value of
                                                                units     accumulation     units     accumulation
Variable Accounts                                            outstanding      units     outstanding      units
-----------------                                            ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                              --      $   --             --      $   --
   Capital Appreciation Portfolio (Class 1)                          --          --             --          --
   Government and Quality Bond Portfolio (Class 1)                   --          --             --          --
   Growth Portfolio (Class 1)                                        --          --             --          --
   Natural Resources Portfolio (Class 1)                             --          --             --          --
   Asset Allocation Portfolio (Class 3)                           3,626       12.42             --          --
   Capital Appreciation Portfolio (Class 3)                      24,203       14.27            795       56.55
   Government and Quality Bond Portfolio (Class 3)              108,364       12.19             --          --
   Growth Portfolio (Class 3)                                    26,849       10.72             --          --
   Natural Resources Portfolio (Class 3)                         14,500        9.93             --          --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             --      $   --             --      $   --
   Alliance Growth Portfolio (Class 1)                               --          --             --          --
   Balanced Portfolio (Class 1)                                      --          --             --          --
   Blue Chip Growth Portfolio (Class 1)                              --          --             --          --
   Capital Growth Portfolio (Class 1)                                --          --             --          --
   Cash Management Portfolio (Class 1)                               --          --             --          --
   Corporate Bond Portfolio (Class 1)                                --          --             --          --
   Davis Venture Value Portfolio (Class 1)                           --          --             --          --
   "Dogs" of Wall Street Portfolio (Class 1)                         --          --             --          --
   Emerging Markets Portfolio (Class 1)                              --          --             --          --
   Equity Opportunities Portfolio (Class 1)                          --          --             --          --
   Fundamental Growth Portfolio (Class 1)                            --          --             --          --
   Global Bond Portfolio (Class 1)                                   --          --             --          --
   Global Equities Portfolio (Class 1)                               --          --             --          --
   Growth Opportunities Portfolio (Class 1)                          --          --             --          --
   Growth-Income Portfolio (Class 1)                                 --          --             --          --
   High-Yield Bond Portfolio (Class 1)                               --          --             --          --
   International Diversified Equities Portfolio (Class 1)            --          --             --          --
   International Growth and Income Portfolio (Class 1)               --          --             --          --
   MFS Massachusetts Investors Trust Portfolio (Class 1)             --          --             --          --
   MFS Total Return Portfolio (Class 1)                              --          --             --          --
   Mid-Cap Growth Portfolio (Class 1)                                --          --             --          --
   Real Estate Portfolio (Class 1)                                   --          --             --          --
   Technology Portfolio (Class 1)                                    --          --             --          --
   Telecom Utility Portfolio (Class 1)                               --          --             --          --
   Total Return Bond Portfolio (Class 1)                             --          --             --          --
   Aggressive Growth Portfolio (Class 3)                         20,004        9.21             --          --
   Alliance Growth Portfolio (Class 3)                               34       11.47            188       34.44
   American Funds Asset Allocation SAST Portfolio (Class 3)      15,215       11.45             --          --
   American Funds Global Growth SAST Portfolio (Class 3)        100,005       12.09             --          --
   American Funds Growth SAST Portfolio (Class 3)                71,782       11.06             --          --
   American Funds Growth-Income SAST Portfolio (Class 3)         66,770       10.49             --          --
   Balanced Portfolio (Class 3)                                   3,096       11.85             --          --
   Blue Chip Growth Portfolio (Class 3)                          14,757       10.73             --          --
   Capital Growth Portfolio (Class 3)                             2,949       10.48             --          --
   Cash Management Portfolio (Class 3)                               45        9.46             --          --
   Corporate Bond Portfolio (Class 3)                           102,576       15.30             --          --
   Davis Venture Value Portfolio (Class 3)                       42,831       10.25             --          --
   "Dogs" of Wall Street Portfolio (Class 3)                      6,473       12.77             --          --
   Emerging Markets Portfolio (Class 3)                          26,890       11.88             --          --
   Equity Opportunities Portfolio (Class 3)                         794       10.87             --          --
   Foreign Value Portfolio (Class 3)                            117,915        9.64             --          --
   Fundamental Growth Portfolio (Class 3)                         4,973       10.93             --          --
   Global Bond Portfolio (Class 3)                               68,639       13.31             --          --
   Global Equities Portfolio (Class 3)                            8,006        9.71          2,356       20.66
   Growth Opportunities Portfolio (Class 3)                      27,884       12.77             --          --
   Growth-Income Portfolio (Class 3)                             36,396       10.66             --          --
   High-Yield Bond Portfolio (Class 3)                           17,627       12.71             --          --
   International Diversified Equities Portfolio (Class 3)        11,912        9.57             --          --
   International Growth and Income Portfolio (Class 3)           37,630        8.22             --          --
   Marsico Focused Growth Portfolio (Class 3)                    21,461       11.24             --          --
   MFS Massachusetts Investors Trust Portfolio (Class 3)         42,323       11.82             --          --
   MFS Total Return Portfolio (Class 3)                           7,115       11.45             --          --
   Mid-Cap Growth Portfolio (Class 3)                            14,167       12.64            299       12.33
   Protected Asset Allocation SAST Portfolio (Class 3)            5,090       10.06             --          --
   Real Estate Portfolio (Class 3)                               48,535        9.41             --          --
   Small & Mid Cap Value Portfolio (Class 3)                     79,936       12.73             --          --
   Small Company Value Portfolio (Class 3)                       37,632       11.60             --          --
   SunAmerica Dynamic Allocation Portfolio (Class 3)          2,055,800       10.51             --          --
   SunAmerica Dynamic Strategy Portfolio (Class 3)              231,323       10.41             --          --
   Technology Portfolio (Class 3)                                 4,264       10.50             53        2.20
   Telecom Utility Portfolio (Class 3)                            5,463       13.68             --          --
   Total Return Bond Portfolio (Class 3)                        206,929       13.98             --          --
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund                4,827      $12.11             --      $   --
   Invesco Van Kampen V.I. Comstock Fund                         45,160       10.65             12       13.75
   Invesco Van Kampen V.I. Growth and Income Fund                54,336       10.63             --          --
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
   Diversified International Account (Class 2)                       --      $   --         12,920      $ 6.39
   Equity Income Account (Class 2)                                   --          --         19,647       10.49
   Government & High Quality Bond Account (Class 2)                  --          --             53        8.04
   Income Account (Class 2)                                          --          --          7,853        9.69
   LargeCap Blend Account II (Class 2)                               --          --          2,193        6.92
   LargeCap Growth Account (Class 2)                                 --          --             20        7.41
   MidCap Blend Account (Class 2)                                    --          --         72,695       12.55
   Money Market Account (Class 2)                                    --          --         18,673        5.61
   Principal Capital Appreciation Account (Class 2)                  --          --          9,385       13.42
   Real Estate Securities Account (Class 2)                          --          --            649       21.30
   SAM Balanced Portfolio (Class 2)                                  --          --        139,035       11.33
   SAM Conservative Balanced Portfolio (Class 2)                     --          --          8,805        8.48
   SAM Conservative Growth Portfolio (Class 2)                       --          --         25,645       11.28
   SAM Flexible Income Portfolio (Class 2)                           --          --          6,157        9.95
   SAM Strategic Growth Portfolio (Class 2)                          --          --          4,456       11.88
   Short-Term Income Account (Class 2)                               --          --             14        7.38
   SmallCap Growth Account II (Class 2)                              --          --          4,016        6.83
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund (Class 1)           --      $   --             --      $   --
   Columbia Variable Portfolio--Marsico Focused Equities
     Fund (Class 1)                                                  --          --             --          --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                                   --      $   --             --      $   --
   Global Growth Fund (Class 2)                                      --          --             --          --
   Growth Fund (Class 2)                                             --          --             --          --
   Growth-Income Fund (Class 2)                                      --          --             --          --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                   32,015      $ 9.22             --      $   --
   Mid Cap Stock Portfolio                                           --          --             --          --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (Class 2):
   Franklin Income Securities Fund                               83,980      $11.61             --      $   --
   Franklin Templeton VIP Founding Funds Allocation Fund          1,637       10.10             --          --
   SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                                 70,671      $12.24             --      $   --
   Allocation Growth Portfolio                                    7,120       11.49             --          --
   Allocation Moderate Growth Portfolio                         159,843       11.65             --          --
   Allocation Moderate Portfolio                                 91,590       12.02             --          --
Real Return Portfolio                                            70,012       12.06             --          --

(1)Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.
(2)Offered in FSA Polaris Choice III.
(3)Offered in FSA Diversify Strategies III.
(4)Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                             Contracts With Total       Contracts With Total       Contracts With Total
                                              Expenses of 1.72%          Expenses of 1.77%          Expenses of 1.80%
                                          -------------------------- -------------------------- --------------------------
                                          Accumulation Unit value of Accumulation Unit value of Accumulation Unit value of
                                             units     accumulation     units     accumulation     units     accumulation
Variable Accounts                         outstanding      units     outstanding      units     outstanding      units
-----------------                         ------------ ------------- ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)          --       $   --            --       $   --            --       $   --
   Capital Appreciation Portfolio
     (Class 1)                                   --           --            --           --            --           --
   Government and Quality Bond
     Portfolio (Class 1)                         --           --            --           --            --           --
   Growth Portfolio (Class 1)                    --           --            --           --            --           --
   Natural Resources Portfolio (Class 1)         --           --            --           --            --           --
   Asset Allocation Portfolio (Class 3)       3,875        28.90           221        29.00        21,895        12.35
   Capital Appreciation Portfolio
     (Class 3)                               16,675        56.01        31,506        55.69        25,977        14.17
   Government and Quality Bond
     Portfolio (Class 3)                     59,786        20.51       198,169        20.38        70,522        12.09
   Growth Portfolio (Class 3)                 9,948        33.15        15,119        32.94            --           --
   Natural Resources Portfolio (Class 3)     21,976        45.04        39,622        44.87        11,806         9.88
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)         --       $   --            --       $   --            --       $   --
   Alliance Growth Portfolio (Class 1)           --           --            --           --            --           --
   Balanced Portfolio (Class 1)                  --           --            --           --            --           --
   Blue Chip Growth Portfolio (Class 1)          --           --            --           --            --           --
   Capital Growth Portfolio (Class 1)            --           --            --           --            --           --
   Cash Management Portfolio (Class 1)           --           --            --           --            --           --
   Corporate Bond Portfolio (Class 1)            --           --            --           --            --           --
   Davis Venture Value Portfolio (Class
     1)                                          --           --            --           --            --           --
   "Dogs" of Wall Street Portfolio
     (Class 1)                                   --           --            --           --            --           --
   Emerging Markets Portfolio (Class 1)          --           --            --           --            --           --
   Equity Opportunities Portfolio
     (Class 1)                                   --           --            --           --            --           --
   Fundamental Growth Portfolio (Class
     1)                                          --           --            --           --            --           --
   Global Bond Portfolio (Class 1)               --           --            --           --            --           --
   Global Equities Portfolio (Class 1)           --           --            --           --            --           --
   Growth Opportunities Portfolio
     (Class 1)                                   --           --            --           --            --           --
   Growth-Income Portfolio (Class 1)             --           --            --           --            --           --
   High-Yield Bond Portfolio (Class 1)           --           --            --           --            --           --
   International Diversified Equities
     Portfolio (Class 1)                         --           --            --           --            --           --
   International Growth and Income
     Portfolio (Class 1)                         --           --            --           --            --           --
   MFS Massachusetts Investors Trust
     Portfolio (Class 1)                         --           --            --           --            --           --
   MFS Total Return Portfolio (Class 1)          --           --            --           --            --           --
   Mid-Cap Growth Portfolio (Class 1)            --           --            --           --            --           --
   Real Estate Portfolio (Class 1)               --           --            --           --            --           --
   Technology Portfolio (Class 1)                --           --            --           --            --           --
   Telecom Utility Portfolio (Class 1)           --           --            --           --            --           --
   Total Return Bond Portfolio (Class 1)         --           --            --           --            --           --
   Aggressive Growth Portfolio (Class 3)     12,651        13.93         3,509        13.89            --           --
   Alliance Growth Portfolio (Class 3)       19,653        34.57         7,417        34.37         6,415        11.36
   American Funds Asset Allocation SAST
     Portfolio (Class 3)                         --           --        63,603        11.40        25,102        11.33
   American Funds Global Growth SAST
     Portfolio (Class 3)                         --           --       334,145        11.92        23,536        11.98
   American Funds Growth SAST Portfolio
     (Class 3)                                   --           --       223,576        11.04        25,569        10.96
   American Funds Growth-Income SAST
     Portfolio (Class 3)                         --           --       199,165        10.22        28,833        10.38
   Balanced Portfolio (Class 3)                 867        17.86         3,709        17.78       180,969        11.77
   Blue Chip Growth Portfolio (Class 3)      15,564         6.24        96,709         6.21         3,841        10.61
   Capital Growth Portfolio (Class 3)        18,002         7.79        53,451         7.82         1,863        10.35
   Cash Management Portfolio (Class 3)       33,126        12.25         6,983        12.16             5         9.37
   Corporate Bond Portfolio (Class 3)        37,615        26.19       155,164        25.98        37,038        15.18
   Davis Venture Value Portfolio (Class
     3)                                      46,273        35.87        64,009        35.65        21,724        10.16
   "Dogs" of Wall Street Portfolio
     (Class 3)                                3,534        14.73        10,615        14.66         4,955        12.41
   Emerging Markets Portfolio (Class 3)      46,018        18.82        92,550        18.75         2,774        11.80
   Equity Opportunities Portfolio
     (Class 3)                                2,994        20.16           412        20.07           818        10.64
   Foreign Value Portfolio (Class 3)         55,501        16.85       229,592        16.75        34,486         9.55
   Fundamental Growth Portfolio (Class
     3)                                       6,055        18.31        42,117        18.23           707        10.85
   Global Bond Portfolio (Class 3)            5,710        23.09        58,678        22.94        19,446        13.18
   Global Equities Portfolio (Class 3)        8,301        20.51        15,100        20.31         1,026         9.60
   Growth Opportunities Portfolio
     (Class 3)                               38,556         6.48       245,186         6.46        11,448        12.65
   Growth-Income Portfolio (Class 3)            517        30.73         2,833        30.57        29,632        10.27
   High-Yield Bond Portfolio (Class 3)        5,476        25.03        19,036        24.90        18,454        12.66
   International Diversified Equities
     Portfolio (Class 3)                     49,281        12.44        70,711        12.37           447         9.51
   International Growth and Income
     Portfolio (Class 3)                     37,150        13.65       138,702        13.59         1,560         8.15
   Marsico Focused Growth Portfolio
     (Class 3)                                   --           --        52,534        11.95         3,026        11.15
   MFS Massachusetts Investors Trust
     Portfolio (Class 3)                      3,899        25.19        89,820        25.05        27,386        11.70
   MFS Total Return Portfolio (Class 3)      21,326        29.39         6,191        29.23        57,418        11.27
   Mid-Cap Growth Portfolio (Class 3)        68,517        12.24        45,067        12.16         9,018        12.44
   Protected Asset Allocation SAST
     Portfolio (Class 3)                         --           --            --           --            --           --
   Real Estate Portfolio (Class 3)           35,638        26.05        89,425        25.92        15,765         9.34
   Small & Mid Cap Value Portfolio
     (Class 3)                               79,962        20.93       196,893        20.81        27,472        12.61
   Small Company Value Portfolio (Class
     3)                                      22,012        10.61       171,360        10.56        13,475        11.48
   SunAmerica Dynamic Allocation
     Portfolio (Class 3)                         --           --            --           --       263,055        10.49
   SunAmerica Dynamic Strategy
     Portfolio (Class 3)                         --           --            --           --       109,422        10.40
   Technology Portfolio (Class 3)            67,185         2.29        57,198         2.29           134        10.35
   Telecom Utility Portfolio (Class 3)           --           --         4,207        18.19           614        13.54
   Total Return Bond Portfolio (Class 3)      1,431        27.99       221,645        28.05        79,401        13.78
INVESCO VARIABLE INSURANCE FUNDS
  (Series II):
   Invesco Van Kampen V.I. American
     Franchise Fund                           9,810       $11.01         9,897       $10.82            --       $   --
   Invesco Van Kampen V.I. Comstock Fund     21,568        13.84       164,570        13.64        20,751        10.56
   Invesco Van Kampen V.I. Growth and
     Income Fund                             46,220        14.84       263,158        14.82        26,101        10.55
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
  (Class 2):
   Diversified International Account
     (Class 2)                                   --       $   --            --       $   --            --       $   --
   Equity Income Account (Class 2)               --           --            --           --            --           --
   Government & High Quality Bond
     Account (Class 2)                           --           --            --           --            --           --
   Income Account (Class 2)                      --           --            --           --            --           --
   LargeCap Blend Account II (Class 2)           --           --            --           --            --           --
   LargeCap Growth Account (Class 2)             --           --            --           --            --           --
   MidCap Blend Account (Class 2)                --           --            --           --            --           --
   Money Market Account (Class 2)                --           --            --           --            --           --
   Principal Capital Appreciation
     Account (Class 2)                           --           --            --           --            --           --
   Real Estate Securities Account
     (Class 2)                                   --           --            --           --            --           --
   SAM Balanced Portfolio (Class 2)              --           --       238,795        11.22            --           --
   SAM Conservative Balanced Portfolio
     (Class 2)                                   --           --           585        11.86            --           --
   SAM Conservative Growth Portfolio
     (Class 2)                                   --           --            --           --            --           --
   SAM Flexible Income Portfolio (Class
     2)                                          --           --        16,369        12.32            --           --
   SAM Strategic Growth Portfolio
     (Class 2)                                   --           --            --           --            --           --
   Short-Term Income Account (Class 2)           --           --            --           --            --           --
   SmallCap Growth Account II (Class 2)          --           --            --           --            --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
  I (Class 1):
   Columbia Variable Portfolio--High
     Income Fund (Class 1)                    3,956       $21.54         1,566       $21.44            --       $   --
   Columbia Variable Portfolio--Marsico
     Focused Equities Fund (Class 1)         16,601        11.90         3,295        11.74            --           --
AMERICAN FUNDS INSURANCE SERIES (Class
  2):
   Asset Allocation Fund (Class 2)               --       $   --            --       $   --            --       $   --
   Global Growth Fund (Class 2)              42,974        24.42            --           --            --           --
   Growth Fund (Class 2)                     67,127        21.22            --           --            --           --
   Growth-Income Fund (Class 2)              76,705        17.97            --           --            --           --
LORD ABBETT SERIES FUND, INC. (Class
  VC):
   Growth and Income Portfolio               30,444       $11.84       158,133       $11.81        11,952       $ 9.19
   Mid Cap Stock Portfolio                       --           --            --           --            --           --
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund               --       $   --        84,824       $11.53        54,042       $11.52
   Franklin Templeton VIP Founding
     Funds Allocation Fund                       --           --        57,496        10.03         1,959        10.02
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                 --       $   --        20,940       $12.27       117,275       $12.10
   Allocation Growth Portfolio                   --           --         5,357        11.51         2,241        11.35
   Allocation Moderate Growth Portfolio          --           --        33,426        11.67        41,343        11.51
   Allocation Moderate Portfolio                 --           --         3,160        12.04       103,887        11.88
   Real Return Portfolio                         --           --       136,345        12.08        51,472        11.92

                                             Contracts With Total       Contracts With Total
                                              Expenses of 1.90%          Expenses of 2.15%
                                          -------------------------- --------------------------
                                          Accumulation Unit value of Accumulation Unit value of
                                             units     accumulation     units     accumulation
Variable Accounts                         outstanding      units     outstanding      units
-----------------                         ------------ ------------- ------------ -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)           --      $   --            --       $   --
   Capital Appreciation Portfolio
     (Class 1)                                    --          --            --           --
   Government and Quality Bond
     Portfolio (Class 1)                          --          --            --           --
   Growth Portfolio (Class 1)                     --          --            --           --
   Natural Resources Portfolio (Class 1)          --          --            --           --
   Asset Allocation Portfolio (Class 3)        9,706       12.20            --           --
   Capital Appreciation Portfolio
     (Class 3)                                39,133       14.03            23        13.97
   Government and Quality Bond
     Portfolio (Class 3)                     124,366       12.04           106        12.00
   Growth Portfolio (Class 3)                 17,806       10.59            --           --
   Natural Resources Portfolio (Class 3)      24,161        9.79            --           --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)          --      $   --            --       $   --
   Alliance Growth Portfolio (Class 1)            --          --            --           --
   Balanced Portfolio (Class 1)                   --          --            --           --
   Blue Chip Growth Portfolio (Class 1)           --          --            --           --
   Capital Growth Portfolio (Class 1)             --          --            --           --
   Cash Management Portfolio (Class 1)            --          --            --           --
   Corporate Bond Portfolio (Class 1)             --          --            --           --
   Davis Venture Value Portfolio (Class
     1)                                           --          --            --           --
   "Dogs" of Wall Street Portfolio
     (Class 1)                                    --          --            --           --
   Emerging Markets Portfolio (Class 1)           --          --            --           --
   Equity Opportunities Portfolio
     (Class 1)                                    --          --            --           --
   Fundamental Growth Portfolio (Class
     1)                                           --          --            --           --
   Global Bond Portfolio (Class 1)                --          --            --           --
   Global Equities Portfolio (Class 1)            --          --            --           --
   Growth Opportunities Portfolio
     (Class 1)                                    --          --            --           --
   Growth-Income Portfolio (Class 1)              --          --            --           --
   High-Yield Bond Portfolio (Class 1)            --          --            --           --
   International Diversified Equities
     Portfolio (Class 1)                          --          --            --           --
   International Growth and Income
     Portfolio (Class 1)                          --          --            --           --
   MFS Massachusetts Investors Trust
     Portfolio (Class 1)                          --          --            --           --
   MFS Total Return Portfolio (Class 1)           --          --            --           --
   Mid-Cap Growth Portfolio (Class 1)             --          --            --           --
   Real Estate Portfolio (Class 1)                --          --            --           --
   Technology Portfolio (Class 1)                 --          --            --           --
   Telecom Utility Portfolio (Class 1)            --          --            --           --
   Total Return Bond Portfolio (Class 1)          --          --            --           --
   Aggressive Growth Portfolio (Class 3)      23,707        9.10            --           --
   Alliance Growth Portfolio (Class 3)        13,143       11.27            --           --
   American Funds Asset Allocation SAST
     Portfolio (Class 3)                      15,945       11.29            --           --
   American Funds Global Growth SAST
     Portfolio (Class 3)                     124,650       11.92            80        11.89
   American Funds Growth SAST Portfolio
     (Class 3)                                99,917       10.92            29        10.88
   American Funds Growth-Income SAST
     Portfolio (Class 3)                      60,315       10.35            31        10.31
   Balanced Portfolio (Class 3)               14,109       11.69            --           --
   Blue Chip Growth Portfolio (Class 3)       12,947       10.55            --           --
   Capital Growth Portfolio (Class 3)         14,762       10.34            --           --
   Cash Management Portfolio (Class 3)        42,074        9.31            --           --
   Corporate Bond Portfolio (Class 3)        103,698       15.10            85        15.04
   Davis Venture Value Portfolio (Class
     3)                                       87,486       10.12            63        10.09
   "Dogs" of Wall Street Portfolio
     (Class 3)                                22,247       12.59            38        12.55
   Emerging Markets Portfolio (Class 3)       46,811       11.72            14        11.68
   Equity Opportunities Portfolio
     (Class 3)                                 7,737       10.72            30        10.65
   Foreign Value Portfolio (Class 3)         162,210        9.51            84         9.48
   Fundamental Growth Portfolio (Class
     3)                                       27,528       10.80            --           --
   Global Bond Portfolio (Class 3)            30,512       13.14            37        13.10
   Global Equities Portfolio (Class 3)        13,499        9.56            --           --
   Growth Opportunities Portfolio
     (Class 3)                                59,431       12.57            25        12.53
   Growth-Income Portfolio (Class 3)          56,160       10.50            76        10.46
   High-Yield Bond Portfolio (Class 3)        10,826       12.51            26        12.46
   International Diversified Equities
     Portfolio (Class 3)                      28,017        9.45            34         9.41
   International Growth and Income
     Portfolio (Class 3)                      66,067        8.11            --           --
   Marsico Focused Growth Portfolio
     (Class 3)                                24,914       11.07            14        11.04
   MFS Massachusetts Investors Trust
     Portfolio (Class 3)                      87,530       11.63            69        11.59
   MFS Total Return Portfolio (Class 3)       19,294       11.28            --           --
   Mid-Cap Growth Portfolio (Class 3)         20,304       12.48            13        12.44
   Protected Asset Allocation SAST
     Portfolio (Class 3)                       1,579       10.05             1        10.04
   Real Estate Portfolio (Class 3)           101,987        9.28            52         9.25
   Small & Mid Cap Value Portfolio
     (Class 3)                               131,477       12.55            25        12.51
   Small Company Value Portfolio (Class
     3)                                       67,233       11.44            28        11.40
   SunAmerica Dynamic Allocation
     Portfolio (Class 3)                   1,611,399       10.48       132,695        10.46
   SunAmerica Dynamic Strategy
     Portfolio (Class 3)                     262,319       10.39        77,796        10.38
   Technology Portfolio (Class 3)                 --          --            --           --
   Telecom Utility Portfolio (Class 3)         2,513       13.45            --           --
   Total Return Bond Portfolio (Class 3)     214,315       13.79           128        13.74
INVESCO VARIABLE INSURANCE FUNDS
  (Series II):
   Invesco Van Kampen V.I. American
     Franchise Fund                            3,111      $11.94            --       $   --
   Invesco Van Kampen V.I. Comstock Fund      77,770       10.51            61        10.48
   Invesco Van Kampen V.I. Growth and
     Income Fund                             128,455       10.50            76        10.46
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
  (Class 2):
   Diversified International Account
     (Class 2)                                    --      $   --            --       $   --
   Equity Income Account (Class 2)                --          --            --           --
   Government & High Quality Bond
     Account (Class 2)                            --          --            --           --
   Income Account (Class 2)                       --          --            --           --
   LargeCap Blend Account II (Class 2)            --          --            --           --
   LargeCap Growth Account (Class 2)              --          --            --           --
   MidCap Blend Account (Class 2)                 --          --            --           --
   Money Market Account (Class 2)                 --          --            --           --
   Principal Capital Appreciation
     Account (Class 2)                            --          --            --           --
   Real Estate Securities Account
     (Class 2)                                    --          --            --           --
   SAM Balanced Portfolio (Class 2)               --          --            --           --
   SAM Conservative Balanced Portfolio
     (Class 2)                                    --          --            --           --
   SAM Conservative Growth Portfolio
     (Class 2)                                    --          --            --           --
   SAM Flexible Income Portfolio (Class
     2)                                           --          --            --           --
   SAM Strategic Growth Portfolio
     (Class 2)                                    --          --            --           --
   Short-Term Income Account (Class 2)            --          --            --           --
   SmallCap Growth Account II (Class 2)           --          --            --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
  I (Class 1):
   Columbia Variable Portfolio--High
     Income Fund (Class 1)                        --      $   --            --       $   --
   Columbia Variable Portfolio--Marsico
     Focused Equities Fund (Class 1)              --          --            --           --
AMERICAN FUNDS INSURANCE SERIES (Class
  2):
   Asset Allocation Fund (Class 2)                --      $   --            --       $   --
   Global Growth Fund (Class 2)                   --          --            --           --
   Growth Fund (Class 2)                          --          --            --           --
   Growth-Income Fund (Class 2)                   --          --            --           --
LORD ABBETT SERIES FUND, INC. (Class
  VC):
   Growth and Income Portfolio                73,284      $ 9.11            18       $ 9.09
   Mid Cap Stock Portfolio                        --          --            --           --
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund            48,973      $11.42            --       $   --
   Franklin Templeton VIP Founding
     Funds Allocation Fund                    50,580        9.96            --           --
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio              23,484      $12.13            --       $   --
   Allocation Growth Portfolio                 2,291       11.36            --           --
   Allocation Moderate Growth Portfolio       18,129       11.53            --           --
   Allocation Moderate Portfolio              47,687       11.90         1,345        11.85
   Real Return Portfolio                      77,998       12.02           106        11.98

(1)Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.
(2)Offered in FSA Polaris Choice III.
(3)Offered in FSA Diversify Strategies III.
(4)Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2012

                                                                       Net Asset Value  Net Asset
Variable Accounts                                             Shares      Per Share       Value         Cost     Level (Note A)
-----------------                                           ---------- --------------- ------------ ------------ --------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                        259,965     $14.15      $  3,677,602 $  3,410,372       1
   Capital Appreciation Portfolio (Class 1)                    203,441      40.58         8,254,748    7,070,481       1
   Government and Quality Bond Portfolio (Class 1)             326,352      15.58         5,083,005    4,964,966       1
   Growth Portfolio (Class 1)                                  172,001      21.88         3,763,161    3,610,289       1
   Natural Resources Portfolio (Class 1)                        97,367      22.61         2,201,483    2,932,466       1
   Asset Allocation Portfolio (Class 3)                        256,356      14.08         3,608,243    3,358,130       1
   Capital Appreciation Portfolio (Class 3)                    526,214      39.57        20,820,587   18,003,194       1
   Government and Quality Bond Portfolio (Class 3)           2,259,623      15.52        35,077,762   34,475,398       1
   Growth Portfolio (Class 3)                                  293,522      21.84         6,409,751    6,111,638       1
   Natural Resources Portfolio (Class 3)                       310,788      22.41         6,965,934    9,048,032       1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       144,983     $11.28      $  1,634,795 $  1,706,757       1
   Alliance Growth Portfolio (Class 1)                         334,391      25.85         8,643,187    8,215,350       1
   Balanced Portfolio (Class 1)                                182,857      16.10         2,944,371    2,548,437       1
   Blue Chip Growth Portfolio (Class 1)                         73,599       7.71           567,168      453,717       1
   Capital Growth Portfolio (Class 1)                           33,127       9.64           319,213      219,979       1
   Cash Management Portfolio (Class 1)                         293,368      10.62         3,114,406    3,132,990       1
   Corporate Bond Portfolio (Class 1)                          277,307      13.90         3,854,751    3,397,388       1
   Davis Venture Value Portfolio (Class 1)                     600,564      23.06        13,851,640   13,101,077       1
   "Dogs" of Wall Street Portfolio (Class 1)                   118,746       9.49         1,127,353      812,252       1
   Emerging Markets Portfolio (Class 1)                        267,751       8.15         2,182,164    1,638,722       1
   Equity Opportunities Portfolio (Class 1)                    156,441      13.34         2,086,383    1,419,131       1
   Fundamental Growth Portfolio (Class 1)                      121,640      18.09         2,200,631    2,369,816       1
   Global Bond Portfolio (Class 1)                             154,421      11.76         1,816,519    1,890,323       1
   Global Equities Portfolio (Class 1)                         118,680      14.49         1,719,915    1,771,370       1
   Growth Opportunities Portfolio (Class 1)                     48,017       7.92           380,255      293,648       1
   Growth-Income Portfolio (Class 1)                           291,994      23.44         6,844,115    6,107,988       1
   High-Yield Bond Portfolio (Class 1)                         652,145       5.88         3,836,145    3,541,527       1
   International Diversified Equities Portfolio (Class 1)      272,380       8.80         2,396,612    2,655,753       1
   International Growth and Income Portfolio (Class 1)         238,172       9.02         2,147,239    2,261,151       1
   MFS Massachusetts Investors Trust Portfolio (Class
     1)                                                        162,469      16.12         2,618,449    2,009,838       1
   MFS Total Return Portfolio (Class 1)                        326,360      15.68         5,116,849    4,817,891       1
   Mid-Cap Growth Portfolio (Class 1)                          155,106      12.37         1,918,687    1,555,277       1
   Real Estate Portfolio (Class 1)                             120,151      14.60         1,754,291    1,283,062       1
   Technology Portfolio (Class 1)                               66,572       2.91           193,978      168,479       1
   Telecom Utility Portfolio (Class 1)                          80,458      12.14           976,464      870,206       1
   Total Return Bond Portfolio (Class 1)                       238,754       9.31         2,222,554    2,061,120       1
   Aggressive Growth Portfolio (Class 3)                       193,633      11.09         2,146,977    1,952,833       1
   Alliance Growth Portfolio (Class 3)                         270,451      25.69         6,947,312    5,686,687       1
   American Funds Asset Allocation SAST Portfolio
     (Class 3)                                                 422,120      11.47         4,840,598    4,311,811       1
   American Funds Global Growth SAST Portfolio
     (Class 3)                                               1,626,775      12.01        19,544,909   16,696,418       1
   American Funds Growth SAST Portfolio (Class 3)            1,172,027      10.87        12,743,063   10,506,929       1
   American Funds Growth-Income SAST Portfolio
     (Class 3)                                               1,045,479      10.40        10,875,490    9,108,644       1
   Balanced Portfolio (Class 3)                                510,777      16.06         8,202,125    7,723,320       1
   Blue Chip Growth Portfolio (Class 3)                        493,435       7.67         3,782,792    3,512,208       1
   Capital Growth Portfolio (Class 3)                          253,179       9.46         2,394,394    2,007,440       1
   Cash Management Portfolio (Class 3)                         646,379      10.50         6,788,022    6,932,631       1
   Corporate Bond Portfolio (Class 3)                        2,375,637      13.83        32,849,883   30,823,236       1
   Davis Venture Value Portfolio (Class 3)                   1,079,787      22.99        24,822,134   24,613,582       1
   "Dogs" of Wall Street Portfolio (Class 3)                   254,494       9.46         2,406,443    2,075,897       1
   Emerging Markets Portfolio (Class 3)                      1,079,546       8.04         8,682,864    7,437,272       1
   Equity Opportunities Portfolio (Class 3)                    105,811      13.31         1,408,017    1,190,085       1
   Foreign Value Portfolio (Class 3)                         1,936,572      14.07        27,239,963   26,302,223       1
   Fundamental Growth Portfolio (Class 3)                      227,638      17.73         4,036,146    3,344,323       1
   Global Bond Portfolio (Class 3)                             906,680      11.62        10,537,227   11,120,108       1
   Global Equities Portfolio (Class 3)                         130,362      14.40         1,876,756    1,683,572       1
   Growth Opportunities Portfolio (Class 3)                  1,188,290       7.69         9,143,310    7,663,148       1
   Growth-Income Portfolio (Class 3)                           218,408      23.39         5,108,247    4,773,119       1
   High-Yield Bond Portfolio (Class 3)                       1,022,158       5.85         5,980,747    5,565,185       1
   International Diversified Equities Portfolio (Class 3)    1,079,183       8.74         9,434,696    9,708,572       1
   International Growth and Income Portfolio (Class 3)       1,236,990       9.02        11,156,703    9,736,630       1
   Marsico Focused Growth Portfolio (Class 3)                  454,184       9.52         4,323,291    4,028,876       1
   MFS Massachusetts Investors Trust Portfolio (Class
     3)                                                        891,847      16.07        14,332,584   11,842,678       1
   MFS Total Return Portfolio (Class 3)                        699,070      15.65        10,937,140   10,463,297       1
   Mid-Cap Growth Portfolio (Class 3)                          515,473      12.06         6,214,629    5,199,512       1
   Protected Asset Allocation SAST Portfolio (Class 3)           9,768      10.09            98,558       97,439       1
   Real Estate Portfolio (Class 3)                             959,516      14.50        13,912,288   10,055,117       1
   Small & Mid Cap Value Portfolio (Class 3)                 1,481,101      17.29        25,605,138   22,157,805       1
   Small Company Value Portfolio (Class 3)                     551,866      19.18        10,587,185    8,253,627       1
   SunAmerica Dynamic Allocation Portfolio (Class 3)        10,245,506      10.58       108,362,212  106,724,633       1
   SunAmerica Dynamic Strategy Portfolio (Class 3)           1,311,257      10.40        13,636,634   13,601,169       1
   Technology Portfolio (Class 3)                              428,622       2.84         1,216,642      978,061       1
   Telecom Utility Portfolio (Class 3)                          82,309      12.09           995,144      853,478       1
   Total Return Bond Portfolio (Class 3)                     4,480,075       9.23        41,335,713   40,060,506       1
INVESCO VARIABLE INSURANCE FUNDS (Series
  II):
   Invesco Van Kampen V.I. American Franchise Fund              20,482     $35.55      $    728,128 $    590,937       1
   Invesco Van Kampen V.I. Comstock Fund                     1,112,367      13.22        14,705,485   11,996,414       1
   Invesco Van Kampen V.I. Growth and Income Fund            1,305,303      20.03        26,145,210   22,716,731       1
PRINCIPAL VARIABLE CONTRACTS FUND, INC.
  (Class 2):
   Diversified International Account (Class 2)                  32,681     $12.96      $    423,548 $    632,217       1
   Equity Income Account (Class 2)                              44,405      16.92           751,336      757,874       1
   Government & High Quality Bond Account (Class
     2)                                                            921      10.88            10,022        9,761       1
   Income Account (Class 2)                                     21,709      11.17           242,489      220,056       1
   LargeCap Blend Account II (Class 2)                           9,583       7.82            74,941       71,409       1
   LargeCap Growth Account (Class 2)                             2,262      16.82            38,050       36,378       1
   MidCap Blend Account (Class 2)                               26,459      47.06         1,245,178    1,022,028       1
   Money Market Account (Class 2)                              104,748       1.00           104,748      104,748       1
   Principal Capital Appreciation Account (Class 2)             13,121      23.62           309,913      299,626       1
   Real Estate Securities Account (Class 2)                      1,361      16.72            22,750       21,629       1
   SAM Balanced Portfolio (Class 2)                            444,988      16.22         7,217,707    6,509,711       1
   SAM Conservative Balanced Portfolio (Class 2)                 9,620      12.39           119,189      104,157       1
   SAM Conservative Growth Portfolio (Class 2)                  46,939      16.89           792,793      727,924       1
   SAM Flexible Income Portfolio (Class 2)                      47,969      13.29           637,504      566,416       1
   SAM Strategic Growth Portfolio (Class 2)                     16,538      18.61           307,776      322,734       1
   Short-Term Income Account (Class 2)                          16,773       2.60            43,609       41,534       1
   SmallCap Growth Account II (Class 2)                          3,327      12.24            40,717       33,850       1
COLUMBIA FUNDS VARIABLE INSURANCE
  TRUST I (Class 1):
   Columbia Variable Portfolio--High Income Fund
     (Class 1)                                                  17,638     $10.68      $    188,377 $    173,941       1
   Columbia Variable Portfolio--Marsico Focused
     Equities Fund (Class 1)                                    33,976      16.52           561,279      567,677       1

      (A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2012
                                  (continued)


                                                                Net Asset Value  Net Asset
Variable Accounts                                      Shares      Per Share       Value       Cost     Level (Note A)
-----------------                                     --------- --------------- ----------- ----------- --------------
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund (Class 2)                      112,100     $18.31      $ 2,052,552 $ 1,780,041       1
   Global Growth Fund (Class 2)                         396,122      23.44        9,285,089   8,298,983       1
   Growth Fund (Class 2)                                156,528      60.45        9,462,122   8,574,631       1
   Growth-Income Fund (Class 2)                         296,751      38.24       11,347,744  10,831,283       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                          514,191     $24.59      $12,643,950 $11,833,466       1
   Mid Cap Stock Portfolio                                8,021      18.05          144,784      93,014       1
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                      678,935     $15.07      $10,231,548 $ 9,721,678       1
   Franklin Templeton VIP Founding Funds Allocation
     Fund                                               441,391       8.51        3,756,236   3,128,990       1
SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                        928,465     $11.50      $10,676,636 $10,135,483       1
   Allocation Growth Portfolio                          146,629      10.09        1,480,207   1,409,162       1
   Allocation Moderate Growth Portfolio                 611,750      11.17        6,833,251   6,470,684       1
   Allocation Moderate Portfolio                        969,699      11.12       10,785,246  10,259,251       1
   Real Return Portfolio                              1,273,435      10.24       13,039,978  12,840,286       1

(A)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012

                                                          Capital    Government and
                                       Asset Allocation Appreciation  Quality Bond                   Natural Resources
                                          Portfolio      Portfolio     Portfolio    Growth Portfolio     Portfolio
                                          (Class 1)      (Class 1)     (Class 1)       (Class 1)         (Class 1)
                                       ---------------- ------------ -------------- ---------------- -----------------
Investment income:
   Dividends                              $ 114,821      $       --    $ 118,248       $   22,336       $    25,347
                                          ---------      ----------    ---------       ----------       -----------
Expenses:
   Charges for distribution,
     mortality and expense risk             (58,847)       (134,047)     (83,052)         (60,023)          (36,007)
                                          ---------      ----------    ---------       ----------       -----------
Net investment income (loss)                 55,974        (134,047)      35,196          (37,687)          (10,660)
                                          ---------      ----------    ---------       ----------       -----------
Net realized gains (losses) from
  securities transactions                   (81,328)        105,117      107,221         (264,678)         (316,176)
Realized gain distributions                      --         364,949       70,254               --           219,094
                                          ---------      ----------    ---------       ----------       -----------
Net realized gains (losses)                 (81,328)        470,066      177,475         (264,678)          (97,082)
                                          ---------      ----------    ---------       ----------       -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     (136,491)       (248,875)     208,747         (608,296)         (874,132)
   End of period                            267,230       1,184,267      118,039          152,872          (730,983)
                                          ---------      ----------    ---------       ----------       -----------
Change in net unrealized appreciation
  (depreciation) of investments             403,721       1,433,142      (90,708)         761,168           143,149
                                          ---------      ----------    ---------       ----------       -----------
Increase (decrease) in net assets
  from operations                         $ 378,367      $1,769,161    $ 121,963       $  458,803       $    35,407
                                          =========      ==========    =========       ==========       ===========

                                                          Capital    Government and
                                       Asset Allocation Appreciation  Quality Bond                   Natural Resources
                                          Portfolio      Portfolio     Portfolio    Growth Portfolio     Portfolio
                                          (Class 3)      (Class 3)     (Class 3)       (Class 3)         (Class 3)
                                       ---------------- ------------ -------------- ---------------- -----------------
Investment income:
   Dividends                              $  97,162      $       --    $ 693,108       $   18,283       $    55,586
                                          ---------      ----------    ---------       ----------       -----------
Expenses:
   Charges for distribution,
     mortality and expense risk             (51,105)       (308,807)    (516,298)         (98,625)         (112,216)
                                          ---------      ----------    ---------       ----------       -----------
Net investment income (loss)                 46,057        (308,807)     176,810          (80,342)          (56,630)
                                          ---------      ----------    ---------       ----------       -----------
Net realized gains (losses) from
  securities transactions                   (15,814)        283,033      204,070         (266,348)       (1,067,175)
Realized gain distributions                      --         889,167      458,758               --           661,054
                                          ---------      ----------    ---------       ----------       -----------
Net realized gains (losses)                 (15,814)      1,172,200      662,828         (266,348)         (406,121)
                                          ---------      ----------    ---------       ----------       -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (26,719)       (200,674)     794,965         (777,206)       (2,652,735)
   End of period                            250,113       2,817,393      602,364          298,113        (2,082,098)
                                          ---------      ----------    ---------       ----------       -----------
Change in net unrealized appreciation
  (depreciation) of investments             276,832       3,018,067     (192,601)       1,075,319           570,637
                                          ---------      ----------    ---------       ----------       -----------
Increase (decrease) in net assets
  from operations                         $ 307,075      $3,881,460    $ 647,037       $  728,629       $   107,886
                                          =========      ==========    =========       ==========       ===========


(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                    Aggressive Growth Alliance Growth                    Blue Chip Growth  Capital Growth
                                        Portfolio        Portfolio    Balanced Portfolio    Portfolio        Portfolio
                                        (Class 1)        (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                    ----------------- --------------- ------------------ ---------------- ----------------
Investment income:
   Dividends                            $      --       $   44,045        $   42,714         $     --         $  1,369
                                        ---------       ----------        ----------         --------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk           (26,757)        (137,444)          (46,793)          (8,688)          (5,244)
                                        ---------       ----------        ----------         --------         --------
Net investment income (loss)              (26,757)         (93,399)           (4,079)          (8,688)          (3,875)
                                        ---------       ----------        ----------         --------         --------
Net realized gains (losses) from
  securities transactions                 (75,228)         (39,377)           11,179              914            6,172
Realized gain distributions                    --               --                --               --               --
                                        ---------       ----------        ----------         --------         --------
Net realized gains (losses)               (75,228)         (39,377)           11,179              914            6,172
                                        ---------       ----------        ----------         --------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                   (420,405)        (943,716)           74,018           52,474           62,224
   End of period                          (71,962)         427,837           395,934          113,451           99,234
                                        ---------       ----------        ----------         --------         --------
Change in net unrealized
  appreciation (depreciation) of
  investments                             348,443        1,371,553           321,916           60,977           37,010
                                        ---------       ----------        ----------         --------         --------
Increase (decrease) in net assets
  from operations                       $ 246,458       $1,238,777        $  329,016         $ 53,203         $ 39,307
                                        =========       ==========        ==========         ========         ========

                                     Cash Management  Corporate Bond    Davis Venture     "Dogs" of Wall  Emerging Markets
                                        Portfolio        Portfolio     Value Portfolio   Street Portfolio    Portfolio
                                        (Class 1)        (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                    ----------------- --------------- ------------------ ---------------- ----------------
Investment income:
   Dividends                            $      --       $  203,227        $  115,384         $ 23,868         $ 11,948
                                        ---------       ----------        ----------         --------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk           (47,054)         (60,578)         (229,723)         (17,552)         (34,928)
                                        ---------       ----------        ----------         --------         --------
Net investment income (loss)              (47,054)         142,649          (114,339)           6,316          (22,980)
                                        ---------       ----------        ----------         --------         --------
Net realized gains (losses) from
  securities transactions                  (7,737)         102,340           232,894           46,712          119,302
Realized gain distributions                    --           37,621           836,240               --               --
                                        ---------       ----------        ----------         --------         --------
Net realized gains (losses)                (7,737)         139,961         1,069,134           46,712          119,302
                                        ---------       ----------        ----------         --------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (18,896)         370,575           106,530          238,357          303,938
   End of period                          (18,584)         457,363           750,563          315,101          543,442
                                        ---------       ----------        ----------         --------         --------
Change in net unrealized
  appreciation (depreciation) of
  investments                                 312           86,788           644,033           76,744          239,504
                                        ---------       ----------        ----------         --------         --------
Increase (decrease) in net assets
  from operations                       $ (54,479)      $  369,398        $1,598,828         $129,772         $335,826
                                        =========       ==========        ==========         ========         ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                       Equity                                                                  Growth
                                    Opportunities   Fundamental                          Global Equities    Opportunities
                                      Portfolio   Growth Portfolio     Global Bond          Portfolio         Portfolio
                                      (Class 1)      (Class 1)     Portfolio (Class 1)      (Class 1)         (Class 1)
                                    ------------- ---------------- -------------------- ----------------- -----------------
Investment income:
   Dividends                          $  20,333      $      --          $ 162,912           $  13,086         $     --
                                      ---------      ---------          ---------           ---------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk         (33,000)       (35,864)           (29,222)            (26,563)          (5,598)
                                      ---------      ---------          ---------           ---------         --------
Net investment income (loss)            (12,667)       (35,864)           133,690             (13,477)          (5,598)
                                      ---------      ---------          ---------           ---------         --------
Net realized gains (losses) from
  securities transactions               (85,141)       (77,727)             1,369             (16,111)          14,345
Realized gain distributions                  --             --             12,873                  --           11,333
                                      ---------      ---------          ---------           ---------         --------
Net realized gains (losses)             (85,141)       (77,727)            14,242             (16,111)          25,678
                                      ---------      ---------          ---------           ---------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                  265,929       (606,907)            28,247            (321,987)          54,215
   End of period                        667,252       (169,185)           (73,804)            (51,455)          86,607
                                      ---------      ---------          ---------           ---------         --------
Change in net unrealized
  appreciation (depreciation) of
  investments                           401,323        437,722           (102,051)            270,532           32,392
                                      ---------      ---------          ---------           ---------         --------
Increase (decrease) in net assets
  from operations                     $ 303,515      $ 324,131          $  45,881           $ 240,944         $ 52,472
                                      =========      =========          =========           =========         ========

                                                                      International       International   MFS Massachusetts
                                    Growth-Income    High-Yield    Diversified Equities Growth and Income  Investors Trust
                                      Portfolio    Bond Portfolio       Portfolio           Portfolio         Portfolio
                                      (Class 1)      (Class 1)          (Class 1)           (Class 1)         (Class 1)
                                    ------------- ---------------- -------------------- ----------------- -----------------
Investment income:
   Dividends                          $ 124,289      $ 234,555          $  23,845           $  48,342         $ 19,994
                                      ---------      ---------          ---------           ---------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk        (105,638)       (64,807)           (36,762)            (32,567)         (41,933)
                                      ---------      ---------          ---------           ---------         --------
Net investment income (loss)             18,651        169,748            (12,917)             15,775          (21,939)
                                      ---------      ---------          ---------           ---------         --------
Net realized gains (losses) from
  securities transactions               (60,695)       308,043           (195,211)           (409,231)         116,845
Realized gain distributions              61,866             --                 --                  --               --
                                      ---------      ---------          ---------           ---------         --------
Net realized gains (losses)               1,171        308,043           (195,211)           (409,231)         116,845
                                      ---------      ---------          ---------           ---------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                  (26,199)       172,760           (822,161)           (889,910)         263,212
   End of period                        736,127        294,618           (259,141)           (113,912)         608,611
                                      ---------      ---------          ---------           ---------         --------
Change in net unrealized
  appreciation (depreciation) of
  investments                           762,326        121,858            563,020             775,998          345,399
                                      ---------      ---------          ---------           ---------         --------
Increase (decrease) in net assets
  from operations                     $ 782,148      $ 599,649          $ 354,892           $ 382,542         $440,305
                                      =========      =========          =========           =========         ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                       MFS Total Return   Mid-Cap Growth     Real Estate     Technology   Telecom Utility
                                           Portfolio         Portfolio        Portfolio      Portfolio       Portfolio
                                           (Class 1)         (Class 1)        (Class 1)      (Class 1)       (Class 1)
                                       ----------------- ----------------- --------------- -------------- ---------------
Investment income:
   Dividends                               $ 143,714         $      --       $   19,124       $     --      $   33,928
                                           ---------         ---------       ----------       --------      ----------
Expenses:
   Charges for distribution,
     mortality and expense risk              (82,805)          (30,852)         (26,952)        (3,559)        (14,738)
                                           ---------         ---------       ----------       --------      ----------
Net investment income (loss)                  60,909           (30,852)          (7,828)        (3,559)         19,190
                                           ---------         ---------       ----------       --------      ----------
Net realized gains (losses) from
  securities transactions                    (21,831)           36,152          (81,299)        16,195           7,270
Realized gain distributions                       --                --               --             --              --
                                           ---------         ---------       ----------       --------      ----------
Net realized gains (losses)                  (21,831)           36,152          (81,299)        16,195           7,270
                                           ---------         ---------       ----------       --------      ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      (167,184)           97,521          129,408         23,625          24,795
   End of period                             298,958           363,410          471,229         25,499         106,258
                                           ---------         ---------       ----------       --------      ----------
Change in net unrealized appreciation
  (depreciation) of investments              466,142           265,889          341,821          1,874          81,463
                                           ---------         ---------       ----------       --------      ----------
Increase (decrease) in net assets
  from operations                          $ 505,220         $ 271,189       $  252,694       $ 14,510      $  107,923
                                           =========         =========       ==========       ========      ==========

                                                                                           American Funds
                                                                                               Asset      American Funds
                                       Total Return Bond Aggressive Growth Alliance Growth   Allocation    Global Growth
                                           Portfolio         Portfolio        Portfolio    SAST Portfolio SAST Portfolio
                                           (Class 1)         (Class 3)        (Class 3)      (Class 3)       (Class 3)
                                       ----------------- ----------------- --------------- -------------- ---------------
Investment income:
   Dividends                               $  68,126         $      --       $   15,714       $ 66,435      $  186,575
                                           ---------         ---------       ----------       --------      ----------
Expenses:
   Charges for distribution,
     mortality and expense risk              (33,671)          (30,867)        (109,638)       (73,559)       (284,174)
                                           ---------         ---------       ----------       --------      ----------
Net investment income (loss)                  34,455           (30,867)         (93,924)        (7,124)        (97,599)
                                           ---------         ---------       ----------       --------      ----------
Net realized gains (losses) from
  securities transactions                    107,665           (18,193)         226,237        246,439         318,620
Realized gain distributions                   13,997                --               --             --              --
                                           ---------         ---------       ----------       --------      ----------
Net realized gains (losses)                  121,662           (18,193)         226,237        246,439         318,620
                                           ---------         ---------       ----------       --------      ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                       193,557          (104,846)         450,390        175,195        (213,304)
   End of period                             161,434           194,144        1,260,625        528,787       2,848,491
                                           ---------         ---------       ----------       --------      ----------
Change in net unrealized appreciation
  (depreciation) of investments              (32,123)          298,990          810,235        353,592       3,061,795
                                           ---------         ---------       ----------       --------      ----------
Increase (decrease) in net assets
  from operations                          $ 123,994         $ 249,930       $  942,548       $592,907      $3,282,816
                                           =========         =========       ==========       ========      ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                       American Funds  American Funds
                                         Growth SAST   Growth-Income                     Blue Chip Growth  Capital Growth
                                          Portfolio    SAST Portfolio Balanced Portfolio    Portfolio        Portfolio
                                          (Class 3)      (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                       --------------- -------------- ------------------ ---------------- ----------------
Investment income:
   Dividends                             $   40,997      $  129,121      $    85,929         $     --        $    4,063
                                         ----------      ----------      -----------         --------        ----------
Expenses:
   Charges for distribution,
     mortality and expense risk            (191,553)       (164,514)         (85,091)         (56,225)          (40,101)
                                         ----------      ----------      -----------         --------        ----------
Net investment income (loss)               (150,556)        (35,393)             838          (56,225)          (36,038)
                                         ----------      ----------      -----------         --------        ----------
Net realized gains (losses) from
  securities transactions                    22,609         (71,718)          41,543           64,557           (10,098)
Realized gain distributions                      --              --               --               --                --
                                         ----------      ----------      -----------         --------        ----------
Net realized gains (losses)                  22,609         (71,718)          41,543           64,557           (10,098)
                                         ----------      ----------      -----------         --------        ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                      408,106         231,921           97,568          (39,980)           54,046
   End of period                          2,236,134       1,766,846          478,805          270,584           386,954
                                         ----------      ----------      -----------         --------        ----------
Change in net unrealized appreciation
  (depreciation) of investments           1,828,028       1,534,925          381,237          310,564           332,908
                                         ----------      ----------      -----------         --------        ----------
Increase (decrease) in net assets
  from operations                        $1,700,081      $1,427,814      $   423,618         $318,896        $  286,772
                                         ==========      ==========      ===========         ========        ==========
                                       Cash Management Corporate Bond   Davis Venture     "Dogs" of Wall  Emerging Markets
                                          Portfolio      Portfolio     Value Portfolio   Street Portfolio    Portfolio
                                          (Class 3)      (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                       --------------- -------------- ------------------ ---------------- ----------------
Investment income:
   Dividends                             $       --      $1,635,502      $   135,061         $ 42,126        $   26,751
                                         ----------      ----------      -----------         --------        ----------
Expenses:
   Charges for distribution,
     mortality and expense risk            (110,600)       (470,711)        (374,022)         (32,784)         (133,035)
                                         ----------      ----------      -----------         --------        ----------
Net investment income (loss)               (110,600)      1,164,791         (238,961)           9,342          (106,284)
                                         ----------      ----------      -----------         --------        ----------
Net realized gains (losses) from
  securities transactions                   (74,448)        516,613         (470,222)         (11,374)          430,108
Realized gain distributions                      --         316,340        1,426,758               --                --
                                         ----------      ----------      -----------         --------        ----------
Net realized gains (losses)                 (74,448)        832,953          956,536          (11,374)          430,108
                                         ----------      ----------      -----------         --------        ----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     (184,052)      1,288,303       (1,475,649)         116,378           263,901
   End of period                           (144,609)      2,026,647          208,552          330,546         1,245,592
                                         ----------      ----------      -----------         --------        ----------
Change in net unrealized appreciation
  (depreciation) of investments              39,443         738,344        1,684,201          214,168           981,691
                                         ----------      ----------      -----------         --------        ----------
Increase (decrease) in net assets
  from operations                        $ (145,605)     $2,736,088      $ 2,401,776         $212,136        $1,305,515
                                         ==========      ==========      ===========         ========        ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                          Equity
                                       Opportunities Foreign Value   Fundamental        Global Bond       Global Equities
                                         Portfolio     Portfolio   Growth Portfolio      Portfolio           Portfolio
                                         (Class 3)     (Class 3)      (Class 3)          (Class 3)           (Class 3)
                                       ------------- ------------- ---------------- -------------------- -----------------
Investment income:
   Dividends                            $    9,603    $   488,533      $     --         $   843,122         $     9,389
                                        ----------    -----------      --------         -----------         -----------
Expenses:
   Charges for distribution,
     mortality and expense risk            (19,154)      (396,845)      (66,852)           (141,977)            (28,615)
                                        ----------    -----------      --------         -----------         -----------
Net investment income (loss)                (9,551)        91,688       (66,852)            701,145             (19,226)
                                        ----------    -----------      --------         -----------         -----------
Net realized gains (losses) from
  securities transactions                  (63,894)      (344,358)       11,640              33,451             (33,987)
Realized gain distributions                     --             --            --              68,323                  --
                                        ----------    -----------      --------         -----------         -----------
Net realized gains (losses)                (63,894)      (344,358)       11,640             101,774             (33,987)
                                        ----------    -----------      --------         -----------         -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     (19,583)    (3,584,266)       72,876              39,452            (119,273)
   End of period                           217,932        937,740       691,823            (582,881)            193,184
                                        ----------    -----------      --------         -----------         -----------
Change in net unrealized appreciation
  (depreciation) of investments            237,515      4,522,006       618,947            (622,333)            312,457
                                        ----------    -----------      --------         -----------         -----------
Increase (decrease) in net assets
  from operations                       $  164,070    $ 4,269,336      $563,735         $   180,586         $   259,244
                                        ==========    ===========      ========         ===========         ===========

                                          Growth                                       International       International
                                       Opportunities Growth-Income    High-Yield    Diversified Equities Growth and Income
                                         Portfolio     Portfolio    Bond Portfolio       Portfolio           Portfolio
                                         (Class 3)     (Class 3)      (Class 3)          (Class 3)           (Class 3)
                                       ------------- ------------- ---------------- -------------------- -----------------
Investment income:
   Dividends                            $       --    $    69,518      $341,076         $    67,692         $   231,916
                                        ----------    -----------      --------         -----------         -----------
Expenses:
   Charges for distribution,
     mortality and expense risk           (134,497)       (58,477)      (75,700)           (147,087)           (174,889)
                                        ----------    -----------      --------         -----------         -----------
Net investment income (loss)              (134,497)        11,041       265,376             (79,395)             57,027
                                        ----------    -----------      --------         -----------         -----------
Net realized gains (losses) from
  securities transactions                  242,675          3,692        56,082            (242,254)         (1,438,122)
Realized gain distributions                283,072         39,258            --                  --                  --
                                        ----------    -----------      --------         -----------         -----------
Net realized gains (losses)                525,747         42,950        56,082            (242,254)         (1,438,122)
                                        ----------    -----------      --------         -----------         -----------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     678,812         46,315        38,293          (1,927,345)         (1,939,801)
   End of period                         1,480,162        335,128       415,562            (273,876)          1,420,073
                                        ----------    -----------      --------         -----------         -----------
Change in net unrealized appreciation
  (depreciation) of investments            801,350        288,813       377,269           1,653,469           3,359,874
                                        ----------    -----------      --------         -----------         -----------
Increase (decrease) in net assets
  from operations                       $1,192,600    $   342,804      $698,727         $ 1,331,820         $ 1,978,779
                                        ==========    ===========      ========         ===========         ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.


   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                        MFS Massachusetts                                     Protected Asset
                                       Marsico Focused   Investors Trust  MFS Total Return   Mid-Cap Growth   Allocation SAST
                                       Growth Portfolio     Portfolio        Portfolio         Portfolio         Portfolio
                                          (Class 3)         (Class 3)        (Class 3)         (Class 3)      (Class 3) /(3)/
                                       ---------------- ----------------- ---------------- ------------------ ----------------
Investment income:
   Dividends                              $    4,403       $   75,768        $  270,557        $       --         $     --
                                          ----------       ----------        ----------        ----------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk              (64,274)        (200,652)         (151,334)          (95,323)            (123)
                                          ----------       ----------        ----------        ----------         --------
Net investment income (loss)                 (59,871)        (124,884)          119,223           (95,323)            (123)
                                          ----------       ----------        ----------        ----------         --------
Net realized gains (losses) from
  securities transactions                    (62,577)         349,560          (118,600)          280,011                4
Realized gain distributions                  131,652               --                --                --               --
                                          ----------       ----------        ----------        ----------         --------
Net realized gains (losses)                   69,075          349,560          (118,600)          280,011                4
                                          ----------       ----------        ----------        ----------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                        (8,978)         742,271          (426,865)          425,995               --
   End of period                             294,415        2,489,906           473,843         1,015,117            1,119
                                          ----------       ----------        ----------        ----------         --------
Change in net unrealized appreciation
  (depreciation) of investments              303,393        1,747,635           900,708           589,122            1,119
                                          ----------       ----------        ----------        ----------         --------
Increase (decrease) in net assets
  from operations                         $  312,597       $1,972,311        $  901,331        $  773,810         $  1,000
                                          ==========       ==========        ==========        ==========         ========

                                                                                               SunAmerica        SunAmerica
                                         Real Estate     Small & Mid Cap   Small Company   Dynamic Allocation Dynamic Strategy
                                          Portfolio      Value Portfolio  Value Portfolio      Portfolio         Portfolio
                                          (Class 3)         (Class 3)        (Class 3)      (Class 3) /(1)/   (Class 3) /(2)/
                                       ---------------- ----------------- ---------------- ------------------ ----------------
Investment income:
   Dividends                              $  119,716       $   91,553        $   24,110        $  926,419         $ 91,087
                                          ----------       ----------        ----------        ----------         --------
Expenses:
   Charges for distribution,
     mortality and expense risk             (209,066)        (383,568)         (154,050)         (625,714)         (35,187)
                                          ----------       ----------        ----------        ----------         --------
Net investment income (loss)                 (89,350)        (292,015)         (129,940)          300,705           55,900
                                          ----------       ----------        ----------        ----------         --------
Net realized gains (losses) from
  securities transactions                    269,546          531,352           331,305            26,049            5,494
Realized gain distributions                       --        1,808,118                --                --           15,487
                                          ----------       ----------        ----------        ----------         --------
Net realized gains (losses)                  269,546        2,339,470           331,305            26,049           20,981
                                          ----------       ----------        ----------        ----------         --------
Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                     2,224,783        1,824,916         1,065,033                --               --
   End of period                           3,857,171        3,447,333         2,333,558         1,637,579           35,465
                                          ----------       ----------        ----------        ----------         --------
Change in net unrealized appreciation
  (depreciation) of investments            1,632,388        1,622,417         1,268,525         1,637,579           35,465
                                          ----------       ----------        ----------        ----------         --------
Increase (decrease) in net assets
  from operations                         $1,812,584       $3,669,872        $1,469,890        $1,964,333         $112,346
                                          ==========       ==========        ==========        ==========         ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                          Invesco Van
                                                                                          Kampen V.I.  Invesco Van
                                                                  Telecom    Total Return   American   Kampen V.I.
                                                   Technology     Utility        Bond      Franchise    Comstock
                                                    Portfolio    Portfolio    Portfolio       Fund        Fund
                                                    (Class 3)    (Class 3)    (Class 3)   (Series II)  (Series II)
                                                   ----------- ------------- ------------ ------------ -----------
Investment income:
   Dividends                                       $       --    $  31,564    $1,174,683    $     --   $  211,388
                                                   ----------    ---------    ----------    --------   ----------
Expenses:
   Charges for distribution, mortality and
     expense risk                                     (19,901)     (12,621)     (566,482)    (13,225)    (205,400)
                                                   ----------    ---------    ----------    --------   ----------
Net investment income (loss)                          (19,901)      18,943       608,201     (13,225)       5,988
                                                   ----------    ---------    ----------    --------   ----------
Net realized gains (losses) from securities
  transactions                                         28,657       17,816       492,364      22,683       81,475
Realized gain distributions                                --           --       255,141          --           --
                                                   ----------    ---------    ----------    --------   ----------
Net realized gains (losses)                            28,657       17,816       747,505      22,683       81,475
                                                   ----------    ---------    ----------    --------   ----------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                175,482       90,544       765,698      40,167      690,559
   End of period                                      238,581      141,666     1,275,207     137,191    2,709,071
                                                   ----------    ---------    ----------    --------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                       63,099       51,122       509,509      97,024    2,018,512
                                                   ----------    ---------    ----------    --------   ----------
Increase (decrease) in net assets from operations  $   71,855    $  87,881    $1,865,215    $106,482   $2,105,975
                                                   ==========    =========    ==========    ========   ==========

                                                   Invesco Van
                                                   Kampen V.I.  Diversified     Equity    Government &
                                                   Growth and  International    Income    High Quality   Income
                                                   Income Fund    Account      Account    Bond Account   Account
                                                   (Series II)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                                   ----------- ------------- ------------ ------------ -----------
Investment income:
   Dividends                                       $  332,774    $   7,005    $   20,900    $    375   $   10,053
                                                   ----------    ---------    ----------    --------   ----------
Expenses:
   Charges for distribution, mortality and
     expense risk                                    (384,530)      (6,278)      (12,113)       (156)      (3,951)
                                                   ----------    ---------    ----------    --------   ----------
Net investment income (loss)                          (51,756)         727         8,787         219        6,102
                                                   ----------    ---------    ----------    --------   ----------
Net realized gains (losses) from securities
  transactions                                        138,264      (12,231)      (15,717)          9        1,735
Realized gain distributions                                --           --            --          --           --
                                                   ----------    ---------    ----------    --------   ----------
Net realized gains (losses)                           138,264      (12,231)      (15,717)          9        1,735
                                                   ----------    ---------    ----------    --------   ----------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                600,191     (280,025)      (92,021)        281       12,327
   End of period                                    3,428,479     (208,669)       (6,538)        261       22,433
                                                   ----------    ---------    ----------    --------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                    2,828,288       71,356        85,483         (20)      10,106
                                                   ----------    ---------    ----------    --------   ----------
Increase (decrease) in net assets from operations  $2,914,796    $  59,852    $   78,553    $    208   $   17,943
                                                   ==========    =========    ==========    ========   ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                      Principal
                                                    LargeCap    LargeCap      MidCap       Money       Capital
                                                      Blend      Growth       Blend        Market    Appreciation
                                                   Account II    Account     Account      Account      Account
                                                    (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                   ----------- ----------  ------------ ------------ ------------
Investment income:
   Dividends                                         $   770   $       --   $   8,288    $      --     $  2,685
                                                     -------   ----------   ---------    ---------     --------
Expenses:
   Charges for distribution, mortality and
     expense risk                                     (1,173)        (580)    (22,249)      (1,807)      (5,225)
                                                     -------   ----------   ---------    ---------     --------
Net investment income (loss)                            (403)        (580)    (13,961)      (1,807)      (2,540)
                                                     -------   ----------   ---------    ---------     --------
Net realized gains (losses) from securities
  transactions                                        (1,274)         129    (120,373)          --        2,153
Realized gain distributions                               --           --      20,717           --        3,836
                                                     -------   ----------   ---------    ---------     --------
Net realized gains (losses)                           (1,274)         129     (99,656)          --        5,989
                                                     -------   ----------   ---------    ---------     --------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                (7,052)      (3,698)   (105,394)          --      (22,074)
   End of period                                       3,532        1,672     223,150           --       10,287
                                                     -------   ----------   ---------    ---------     --------
Change in net unrealized appreciation
   (depreciation) of investments                      10,584        5,370     328,544           --       32,361
                                                     -------   ----------   ---------    ---------     --------
Increase (decrease) in net assets from operations    $ 8,907   $    4,919   $ 214,927    $ (1,807)     $ 35,810
                                                     =======   ==========   =========    =========     ========

                                                                               SAM          SAM          SAM
                                                   Real Estate     SAM     Conservative Conservative   Flexible
                                                   Securities   Balanced     Balanced      Growth       Income
                                                     Account    Portfolio   Portfolio    Portfolio    Portfolio
                                                    (Class 2)   (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                   ----------- ----------  ------------ ------------ ------------
Investment income:
   Dividends                                         $   237   $   30,599   $     688    $   1,850     $  5,486
                                                     -------   ----------   ---------    ---------     --------
Expenses:
   Charges for distribution, mortality and
     expense risk                                       (360)    (126,633)     (2,873)     (14,119)     (10,415)
                                                     -------   ----------   ---------    ---------     --------
Net investment income (loss)                            (123)     (96,034)     (2,185)     (12,269)      (4,929)
                                                     -------   ----------   ---------    ---------     --------
Net realized gains (losses) from securities
  transactions                                           (69)    (387,846)      9,284      (31,158)      (2,663)
Realized gain distributions                               --       86,590       1,507           --        9,350
                                                     -------   ----------   ---------    ---------     --------
Net realized gains (losses)                              (69)    (301,256)     10,791      (31,158)       6,687
                                                     -------   ----------   ---------    ---------     --------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                (2,040)    (471,155)      8,815      (80,878)      20,258
   End of period                                       1,121      707,996      15,032       64,869       71,088
                                                     -------   ----------   ---------    ---------     --------
Change in net unrealized appreciation
   (depreciation) of investments                       3,161    1,179,151       6,217      145,747       50,830
                                                     -------   ----------   ---------    ---------     --------
Increase (decrease) in net assets from operations    $ 2,969   $  781,861   $  14,823    $ 102,320     $ 52,588
                                                     =======   ==========   =========    =========     ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                      SAM                                Columbia
                                                   Strategic  Short-Term   SmallCap      Variable     Columbia Variable
                                                     Growth     Income      Growth    Portfolio--High Portfolio--Marsico
                                                   Portfolio    Account   Account II    Income Fund    Focused Equities
                                                   (Class 2)   (Class 2)   (Class 2)     (Class 1)      Fund (Class 1)
                                                   ---------- ----------- ----------- --------------- ------------------
Investment income:
   Dividends                                        $     --  $      788  $       --    $    12,600       $    2,161
                                                    --------  ----------  ----------    -----------       ----------
Expenses:
   Charges for distribution, mortality and
     expense risk                                     (4,657)       (670)       (675)        (3,406)          (9,384)
                                                    --------  ----------  ----------    -----------       ----------
Net investment income (loss)                          (4,657)        118        (675)         9,194           (7,223)
                                                    --------  ----------  ----------    -----------       ----------
Net realized gains (losses) from securities
  transactions                                           (98)         44         431         12,302          (15,360)
Realized gain distributions                               --          --          --             --           58,210
                                                    --------  ----------  ----------    -----------       ----------
Net realized gains (losses)                              (98)         44         431         12,302           42,850
                                                    --------  ----------  ----------    -----------       ----------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                               (56,283)        950       1,291         10,291          (27,748)
   End of period                                     (14,958)      2,075       6,867         14,436           (6,398)
                                                    --------  ----------  ----------    -----------       ----------
Change in net unrealized appreciation
   (depreciation) of investments                      41,325       1,125       5,576          4,145           21,350
                                                    --------  ----------  ----------    -----------       ----------
Increase (decrease) in net assets from operations   $ 36,570  $    1,287  $    5,332    $    25,641       $   56,977
                                                    ========  ==========  ==========    ===========       ==========

                                                     Asset
                                                   Allocation   Global                                    Growth and
                                                      Fund    Growth Fund Growth Fund  Growth-Income   Income Portfolio
                                                   (Class 2)   (Class 2)   (Class 2)  Fund (Class 2)      (Class VC)
                                                   ---------- ----------- ----------- --------------- ------------------
Investment income:
   Dividends                                        $ 38,990  $   80,212  $   74,246    $   180,244       $  122,817
                                                    --------  ----------  ----------    -----------       ----------
Expenses:
   Charges for distribution, mortality and
     expense risk                                    (17,373)   (127,003)   (137,741)      (158,644)        (191,377)
                                                    --------  ----------  ----------    -----------       ----------
Net investment income (loss)                          21,617     (46,791)    (63,495)        21,600          (68,560)
                                                    --------  ----------  ----------    -----------       ----------
Net realized gains (losses) from securities
  transactions                                       (30,028)     24,246    (135,662)       (94,726)        (201,698)
Realized gain distributions                               --          --          --             --               --
                                                    --------  ----------  ----------    -----------       ----------
Net realized gains (losses)                          (30,028)     24,246    (135,662)       (94,726)        (201,698)
                                                    --------  ----------  ----------    -----------       ----------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                               (16,974)   (741,959)   (760,293)    (1,208,450)        (660,503)
   End of period                                     272,511     986,106     887,491        516,461          810,484
                                                    --------  ----------  ----------    -----------       ----------
Change in net unrealized appreciation
   (depreciation) of investments                     289,485   1,728,065   1,647,784      1,724,911        1,470,987
                                                    --------  ----------  ----------    -----------       ----------
Increase (decrease) in net assets from operations   $281,074  $1,705,520  $1,448,627    $ 1,651,785       $1,200,729
                                                    ========  ==========  ==========    ===========       ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                    Mid Cap     Wilmington     Franklin     Franklin
                                                     Stock       Managed        Income    Templeton VIP  Allocation
                                                   Portfolio    Allocation    Securities Founding Funds   Balanced
                                                    (Class    Fund--Moderate     Fund    Allocation Fund  Portfolio
                                                      VC)       Growth II     (Class 2)     (Class 2)     (Class 3)
                                                   --------- ---------------- ---------- --------------- -----------
Investment income:
   Dividends                                        $   944      $     50     $ 541,737     $  96,170     $ 112,818
                                                    -------      --------     ---------     ---------     ---------
Expenses:
   Charges for distribution, mortality and
     expense risk                                    (1,395)         (660)     (131,331)      (53,668)     (124,355)
                                                    -------      --------     ---------     ---------     ---------
Net investment income (loss)                           (451)         (610)      410,406        42,502       (11,537)
                                                    -------      --------     ---------     ---------     ---------
Net realized gains (losses) from securities
  transactions                                        3,203         9,526        87,307        22,043        59,858
Realized gain distributions                              --            --            --            --            --
                                                    -------      --------     ---------     ---------     ---------
Net realized gains (losses)                           3,203         9,526        87,307        22,043        59,858
                                                    -------      --------     ---------     ---------     ---------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                               33,031         5,291       144,534       240,976       (19,219)
   End of period                                     51,770            --       509,870       627,246       541,153
                                                    -------      --------     ---------     ---------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                     18,739        (5,291)      365,336       386,270       560,372
                                                    -------      --------     ---------     ---------     ---------
Increase (decrease) in net assets from operations   $21,491      $  3,625     $ 863,049     $ 450,815     $ 608,693
                                                    =======      ========     =========     =========     =========

                                                                              Allocation
                                                                               Moderate    Allocation
                                                                Allocation      Growth      Moderate     Real Return
                                                             Growth Portfolio Portfolio     Portfolio     Portfolio
                                                                (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                             ---------------- ---------- --------------- -----------
Investment income:
   Dividends                                                     $ 12,653     $  74,183     $ 114,504     $ 329,644
                                                                 --------     ---------     ---------     ---------
Expenses:
   Charges for distribution, mortality and
     expense risk                                                 (21,065)      (91,659)     (137,442)     (169,444)
                                                                 --------     ---------     ---------     ---------
Net investment income (loss)                                       (8,412)      (17,476)      (22,938)      160,200
                                                                 --------     ---------     ---------     ---------
Net realized gains (losses) from securities
  transactions                                                     19,914        27,610        41,252        82,036
Realized gain distributions                                            --            --            --            --
                                                                 --------     ---------     ---------     ---------
Net realized gains (losses)                                        19,914        27,610        41,252        82,036
                                                                 --------     ---------     ---------     ---------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                            (93,639)     (212,849)     (260,110)      219,020
   End of period                                                   71,045       362,567       525,995       199,692
                                                                 --------     ---------     ---------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                                  164,684       575,416       786,105       (19,328)
                                                                 --------     ---------     ---------     ---------
Increase (decrease) in net assets from operations                $176,186     $ 585,550     $ 804,419     $ 222,908
                                                                 ========     =========     =========     =========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012


                                                         Asset       Capital      Government                 Natural
                                                       Allocation  Appreciation  and Quality     Growth     Resources
                                                       Portfolio    Portfolio   Bond Portfolio  Portfolio   Portfolio
                                                       (Class 1)    (Class 1)     (Class 1)     (Class 1)   (Class 1)
                                                       ----------  ------------ -------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                        $   55,974  $  (134,047)  $    35,196   $  (37,687) $  (10,660)
   Net realized gains (losses)                            (81,328)     470,066       177,475     (264,678)    (97,082)
   Change in net unrealized appreciation
       (depreciation) of investments                      403,721    1,433,142       (90,708)     761,168     143,149
                                                       ----------  -----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         operations                                       378,367    1,769,161       121,963      458,803      35,407
                                                       ----------  -----------   -----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                             1,225          157           110        3,011       2,095
   Cost of units redeemed                                (569,285)  (1,615,090)     (828,870)    (482,556)   (205,548)
   Net transfers                                          (67,374)    (350,154)      105,259     (146,123)    (74,023)
   Contract maintenance charge                             (1,560)      (3,786)       (1,952)      (1,706)       (786)
   Adjustments to net assets allocated to
     contracts in payout period                              (209)      (2,467)         (203)        (232)         --
                                                       ----------  -----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         capital transactions                            (637,203)  (1,971,340)     (725,656)    (627,606)   (278,262)
                                                       ----------  -----------   -----------   ----------  ----------
Increase (decrease) in net assets                        (258,836)    (202,179)     (603,693)    (168,803)   (242,855)
Net assets at beginning of period                       3,936,229    8,454,460     5,686,495    3,931,732   2,444,338
                                                       ----------  -----------   -----------   ----------  ----------
Net assets at end of period                            $3,677,393  $ 8,252,281   $ 5,082,802   $3,762,929  $2,201,483
                                                       ==========  ===========   ===========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                  43            3             5           88          43
   Units redeemed                                         (19,518)     (28,914)      (38,900)     (14,554)     (4,441)
   Units transferred                                       (2,360)      (6,292)        4,941       (4,266)     (1,751)
                                                       ----------  -----------   -----------   ----------  ----------
Increase (decrease) in units outstanding                  (21,835)     (35,203)      (33,954)     (18,732)     (6,149)
Beginning units                                           143,089      176,146       270,324      127,178      52,720
                                                       ----------  -----------   -----------   ----------  ----------
Ending units                                              121,254      140,943       236,370      108,446      46,571
                                                       ==========  ===========   ===========   ==========  ==========

                                                         Asset       Capital      Government                 Natural
                                                       Allocation  Appreciation  and Quality     Growth     Resources
                                                       Portfolio    Portfolio   Bond Portfolio  Portfolio   Portfolio
                                                       (Class 3)    (Class 3)     (Class 3)     (Class 3)   (Class 3)
                                                       ----------  ------------ -------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                        $   46,057  $  (308,807)  $   176,810   $  (80,342) $  (56,630)
   Net realized gains (losses)                            (15,814)   1,172,200       662,828     (266,348)   (406,121)
   Change in net unrealized appreciation
       (depreciation) of investments                      276,832    3,018,067      (192,601)   1,075,319     570,637
                                                       ----------  -----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         operations                                       307,075    3,881,460       647,037      728,629     107,886
                                                       ----------  -----------   -----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                           406,541    1,265,093     3,598,478       72,283     452,350
   Cost of units redeemed                                (212,537)  (1,748,201)   (3,488,903)    (730,276)   (708,341)
   Net transfers                                          192,558     (232,476)    3,665,557      126,620     278,010
   Contract maintenance charge                               (492)      (2,593)       (4,212)        (934)     (2,456)
   Adjustments to net assets allocated to
     contracts in payout period                                --           --            --           --          --
                                                       ----------  -----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         capital transactions                             386,070     (718,177)    3,770,920     (532,307)     19,563
                                                       ----------  -----------   -----------   ----------  ----------
Increase (decrease) in net assets                         693,145    3,163,283     4,417,957      196,322     127,449
Net assets at beginning of period                       2,915,098   17,657,304    30,659,805    6,213,429   6,838,485
                                                       ----------  -----------   -----------   ----------  ----------
Net assets at end of period                            $3,608,243  $20,820,587   $35,077,762   $6,409,751  $6,965,934
                                                       ==========  ===========   ===========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                              33,989       92,450       291,224        6,401      35,634
   Units redeemed                                          (8,632)     (46,944)     (182,741)     (22,707)    (20,430)
   Units transferred                                       16,092       14,343       259,701       21,339      21,610
                                                       ----------  -----------   -----------   ----------  ----------
Increase (decrease) in units outstanding                   41,449       59,849       368,184        5,033      36,814
Beginning units                                           121,539      570,910     1,665,905      223,448     194,691
                                                       ----------  -----------   -----------   ----------  ----------
Ending units                                              162,988      630,759     2,034,089      228,481     231,505
                                                       ==========  ===========   ===========   ==========  ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                       Aggressive    Alliance                  Blue Chip      Capital
                                                         Growth       Growth     Balanced       Growth        Growth
                                                       Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                       (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                       ----------  -----------  ----------  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                        $  (26,757) $   (93,399) $   (4,079)   $    (8,688)  $   (3,875)
   Net realized gains (losses)                            (75,228)     (39,377)     11,179            914        6,172
   Change in net unrealized appreciation
       (depreciation) of investments                      348,443    1,371,553     321,916         60,977       37,010
                                                       ----------  -----------  ----------    -----------   ----------
       Increase (decrease) in net assets from
         operations                                       246,458    1,238,777     329,016         53,203       39,307
                                                       ----------  -----------  ----------    -----------   ----------
From capital transactions:
   Net proceeds from units sold                               818       19,420       1,756          1,549          264
   Cost of units redeemed                                (327,639)    (933,125)   (359,276)       (37,245)     (53,952)
   Net transfers                                          (50,088)    (247,041)     46,579          5,808          401
   Contract maintenance charge                             (1,226)      (5,275)     (1,633)          (278)        (143)
   Adjustments to net assets allocated to
     contracts in payout period                             1,485        1,235         (23)            --           --
                                                       ----------  -----------  ----------    -----------   ----------
       Increase (decrease) in net assets from
         capital transactions                            (376,650)  (1,164,786)   (312,597)       (30,166)     (53,430)
                                                       ----------  -----------  ----------    -----------   ----------
Increase (decrease) in net assets                        (130,192)      73,991      16,419         23,037      (14,123)
Net assets at beginning of period                       1,766,472    8,570,431   2,927,929        544,131      333,336
                                                       ----------  -----------  ----------    -----------   ----------
Net assets at end of period                            $1,636,280  $ 8,644,422  $2,944,348    $   567,168   $  319,213
                                                       ==========  ===========  ==========    ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                  60          530          99            234           33
   Units redeemed                                         (22,833)     (26,616)    (19,638)        (5,817)      (6,747)
   Units transferred                                       (3,553)      (6,844)      2,597            964           53
                                                       ----------  -----------  ----------    -----------   ----------
Increase (decrease) in units outstanding                  (26,326)     (32,930)    (16,942)        (4,619)      (6,661)
Beginning units                                           137,650      270,337     173,860         91,243       45,633
                                                       ----------  -----------  ----------    -----------   ----------
Ending units                                              111,324      237,407     156,918         86,624       38,972
                                                       ==========  ===========  ==========    ===========   ==========

                                                                       Cash      Corporate                   "Dogs" of
                                                                    Management     Bond      Davis Venture  Wall Street
                                                                    Portfolio    Portfolio  Value Portfolio  Portfolio
                                                                    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                                   -----------  ----------  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   (47,054) $  142,649    $  (114,339)  $    6,316
   Net realized gains (losses)                                          (7,737)    139,961      1,069,134       46,712
   Change in net unrealized appreciation
       (depreciation) of investments                                       312      86,788        644,033       76,744
                                                                   -----------  ----------    -----------   ----------
       Increase (decrease) in net assets from
         operations                                                    (54,479)    369,398      1,598,828      129,772
                                                                   -----------  ----------    -----------   ----------
From capital transactions:
   Net proceeds from units sold                                         29,233       6,657         18,750          999
   Cost of units redeemed                                             (482,022)   (549,717)    (2,057,356)     (93,738)
   Net transfers                                                       170,076     (52,803)    (1,008,699)     (16,377)
   Contract maintenance charge                                          (1,852)       (993)        (6,327)        (427)
   Adjustments to net assets allocated to
     contracts in payout period                                           (411)      4,355          4,592          (46)
                                                                   -----------  ----------    -----------   ----------
       Increase (decrease) in net assets from
         capital transactions                                         (284,976)   (592,501)    (3,049,040)    (109,589)
                                                                   -----------  ----------    -----------   ----------
Increase (decrease) in net assets                                     (339,455)   (223,103)    (1,450,212)      20,183
Net assets at beginning of period                                    3,453,450   4,082,209     15,306,444    1,107,124
                                                                   -----------  ----------    -----------   ----------
Net assets at end of period                                        $ 3,113,995  $3,859,106    $13,856,232   $1,127,307
                                                                   ===========  ==========    ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                            2,276         247            461           67
   Units redeemed                                                      (37,317)    (20,889)       (56,072)      (6,374)
   Units transferred                                                    13,338      (2,105)       (27,890)      (1,058)
                                                                   -----------  ----------    -----------   ----------
Increase (decrease) in units outstanding                               (21,703)    (22,747)       (83,501)      (7,365)
Beginning units                                                        264,303     163,105        451,534       80,349
                                                                   -----------  ----------    -----------   ----------
Ending units                                                           242,600     140,358        368,033       72,984
                                                                   ===========  ==========    ===========   ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                        Emerging      Equity     Fundamental                   Global
                                                         Markets   Opportunities   Growth     Global Bond     Equities
                                                        Portfolio    Portfolio    Portfolio    Portfolio      Portfolio
                                                        (Class 1)    (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                                       ----------  ------------- ----------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                        $  (22,980)  $  (12,667)  $  (35,864)  $   133,690    $  (13,477)
   Net realized gains (losses)                            119,302      (85,141)     (77,727)       14,242       (16,111)
   Change in net unrealized appreciation
       (depreciation) of investments                      239,504      401,323      437,722      (102,051)      270,532
                                                       ----------   ----------   ----------   -----------    ----------
       Increase (decrease) in net assets from
         operations                                       335,826      303,515      324,131        45,881       240,944
                                                       ----------   ----------   ----------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                                22          474        3,020           658         1,102
   Cost of units redeemed                                (409,787)    (215,008)    (436,127)     (225,996)     (136,767)
   Net transfers                                          (39,459)    (116,849)      (1,310)       (9,270)      (64,256)
   Contract maintenance charge                               (828)        (679)      (1,508)         (509)         (903)
   Adjustments to net assets allocated to
     contracts in payout period                              (787)        (321)          34           499           255
                                                       ----------   ----------   ----------   -----------    ----------
       Increase (decrease) in net assets from
         capital transactions                            (450,839)    (332,383)    (435,891)     (234,618)     (200,569)
                                                       ----------   ----------   ----------   -----------    ----------
Increase (decrease) in net assets                        (115,013)     (28,868)    (111,760)     (188,737)       40,375
Net assets at beginning of period                       2,296,390    2,114,930    2,312,425     2,005,755     1,679,795
                                                       ----------   ----------   ----------   -----------    ----------
Net assets at end of period                            $2,181,377   $2,086,062   $2,200,665   $ 1,817,018    $1,720,170
                                                       ==========   ==========   ==========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                   1           23          161            27            53
   Units redeemed                                         (22,974)     (10,620)     (23,199)       (9,352)       (6,829)
   Units transferred                                       (2,511)      (5,819)         (59)         (399)       (3,153)
                                                       ----------   ----------   ----------   -----------    ----------
Increase (decrease) in units outstanding                  (25,484)     (16,416)     (23,097)       (9,724)       (9,929)
Beginning units                                           135,746      114,953      137,347        84,541        89,736
                                                       ----------   ----------   ----------   -----------    ----------
Ending units                                              110,262       98,537      114,250        74,817        79,807
                                                       ==========   ==========   ==========   ===========    ==========

                                                                                                            International
                                                                      Growth       Growth-                   Diversified
                                                                   Opportunities   Income      High-Yield     Equities
                                                                     Portfolio    Portfolio  Bond Portfolio   Portfolio
                                                                     (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                                                   ------------- ----------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                     $   (5,598)  $   18,651   $   169,748    $  (12,917)
   Net realized gains (losses)                                          25,678        1,171       308,043      (195,211)
   Change in net unrealized appreciation
       (depreciation) of investments                                    32,392      762,326       121,858       563,020
                                                                    ----------   ----------   -----------    ----------
       Increase (decrease) in net assets from
         operations                                                     52,472      782,148       599,649       354,892
                                                                    ----------   ----------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                                             (2)       3,545         6,273         1,444
   Cost of units redeemed                                               (9,391)    (786,310)     (735,327)     (269,919)
   Net transfers                                                       (15,946)     143,684      (429,601)     (162,194)
   Contract maintenance charge                                            (158)      (3,566)       (1,249)         (854)
   Adjustments to net assets allocated to
     contracts in payout period                                             --       (1,246)        2,576           213
                                                                    ----------   ----------   -----------    ----------
       Increase (decrease) in net assets from
         capital transactions                                          (25,497)    (643,893)   (1,157,328)     (431,310)
                                                                    ----------   ----------   -----------    ----------
Increase (decrease) in net assets                                       26,975      138,255      (557,679)      (76,418)
Net assets at beginning of period                                      353,280    6,704,614     4,396,400     2,473,243
                                                                    ----------   ----------   -----------    ----------
Net assets at end of period                                         $  380,255   $6,842,869   $ 3,838,721    $2,396,825
                                                                    ==========   ==========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                               --          115           248           121
   Units redeemed                                                       (1,485)     (25,599)      (29,999)      (22,314)
   Units transferred                                                    (2,746)       4,838       (17,048)      (13,250)
                                                                    ----------   ----------   -----------    ----------
Increase (decrease) in units outstanding                                (4,231)     (20,646)      (46,799)      (35,443)
Beginning units                                                         60,075      232,575       192,840       219,294
                                                                    ----------   ----------   -----------    ----------
Ending units                                                            55,844      211,929       146,041       183,851
                                                                    ==========   ==========   ===========    ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                          MFS
                                                       International Massachusetts
                                                        Growth and     Investors    MFS Total     Mid-Cap
                                                          Income         Trust       Return        Growth    Real Estate
                                                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                         (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                       ------------- ------------- -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $   15,775    $  (21,939)  $    60,909   $  (30,852) $   (7,828)
   Net realized gains (losses)                            (409,231)      116,845       (21,831)      36,152     (81,299)
   Change in net unrealized appreciation
       (depreciation) of investments                       775,998       345,399       466,142      265,889     341,821
                                                        ----------    ----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         operations                                        382,542       440,305       505,220      271,189     252,694
                                                        ----------    ----------   -----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                              5,902         1,761           760       10,598         986
   Cost of units redeemed                                 (234,257)     (363,356)     (877,185)    (327,713)   (189,929)
   Net transfers                                          (128,833)     (131,951)     (206,160)      21,306     (12,281)
   Contract maintenance charge                                (965)       (1,183)       (2,415)        (875)       (527)
   Adjustments to net assets allocated to
     contracts in payout period                              3,399           (41)       (3,274)        (105)        (50)
                                                        ----------    ----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         capital transactions                             (354,754)     (494,770)   (1,088,274)    (296,789)   (201,801)
                                                        ----------    ----------   -----------   ----------  ----------
Increase (decrease) in net assets                           27,788       (54,465)     (583,054)     (25,600)     50,893
Net assets at beginning of period                        2,122,850     2,672,873     5,696,629    1,944,182   1,703,348
                                                        ----------    ----------   -----------   ----------  ----------
Net assets at end of period                             $2,150,638    $2,618,408   $ 5,113,575   $1,918,582  $1,754,241
                                                        ==========    ==========   ===========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                  434            70            26          828          38
   Units redeemed                                          (18,214)      (14,532)      (29,582)     (26,147)     (7,413)
   Units transferred                                        (9,357)       (5,180)       (7,041)       1,680        (399)
                                                        ----------    ----------   -----------   ----------  ----------
Increase (decrease) in units outstanding                   (27,137)      (19,642)      (36,597)     (23,639)     (7,774)
Beginning units                                            177,099       118,888       202,515      173,009      71,959
                                                        ----------    ----------   -----------   ----------  ----------
Ending units                                               149,962        99,246       165,918      149,370      64,185
                                                        ==========    ==========   ===========   ==========  ==========

                                                                                     Telecom    Total Return Aggressive
                                                                      Technology     Utility        Bond       Growth
                                                                       Portfolio    Portfolio    Portfolio    Portfolio
                                                                       (Class 1)    (Class 1)    (Class 1)    (Class 3)
                                                                     ------------- -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                       $   (3,559)  $    19,190   $   34,455  $  (30,867)
   Net realized gains (losses)                                            16,195         7,270      121,662     (18,193)
   Change in net unrealized appreciation
       (depreciation) of investments                                       1,874        81,463      (32,123)    298,990
                                                                      ----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         operations                                                       14,510       107,923      123,994     249,930
                                                                      ----------   -----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                                              110           (19)           5     106,103
   Cost of units redeemed                                                (15,980)      (75,796)    (463,314)   (119,560)
   Net transfers                                                         (35,888)       10,891      363,978     163,432
   Contract maintenance charge                                              (102)         (426)        (756)       (243)
   Adjustments to net assets allocated to
     contracts in payout period                                               --             1          147          --
                                                                      ----------   -----------   ----------  ----------
       Increase (decrease) in net assets from
         capital transactions                                            (51,860)      (65,349)     (99,940)    149,732
                                                                      ----------   -----------   ----------  ----------
Increase (decrease) in net assets                                        (37,350)       42,574       24,054     399,662
Net assets at beginning of period                                        231,328       933,891    2,198,647   1,747,315
                                                                      ----------   -----------   ----------  ----------
Net assets at end of period                                           $  193,978   $   976,465   $2,222,701  $2,146,977
                                                                      ==========   ===========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                                 45            --           --      11,873
   Units redeemed                                                         (6,718)       (4,193)     (15,987)     (9,053)
   Units transferred                                                     (14,712)          647       12,552      15,512
                                                                      ----------   -----------   ----------  ----------
Increase (decrease) in units outstanding                                 (21,385)       (3,546)      (3,435)     18,332
Beginning units                                                          101,740        55,016       79,186     155,748
                                                                      ----------   -----------   ----------  ----------
Ending units                                                              80,355        51,470       75,751     174,080
                                                                      ==========   ===========   ==========  ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                    American
                                                                   Funds Asset   American                    American
                                                        Alliance   Allocation  Funds Global    American    Funds Growth-
                                                         Growth       SAST     Growth SAST   Funds Growth   Income SAST
                                                        Portfolio   Portfolio   Portfolio   SAST Portfolio   Portfolio
                                                        (Class 3)   (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                                       ----------  ----------- ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                        $  (93,924) $   (7,124) $   (97,599)  $  (150,556)   $   (35,393)
   Net realized gains (losses)                            226,237     246,439      318,620        22,609        (71,718)
   Change in net unrealized appreciation
       (depreciation) of investments                      810,235     353,592    3,061,795     1,828,028      1,534,925
                                                       ----------  ----------  -----------   -----------    -----------
       Increase (decrease) in net assets from
         operations                                       942,548     592,907    3,282,816     1,700,081      1,427,814
                                                       ----------  ----------  -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                           307,046     981,652    1,612,162       915,762        740,993
   Cost of units redeemed                                (810,291)   (481,046)    (959,089)     (866,976)      (852,616)
   Net transfers                                            2,547       6,940      420,150       631,050        449,220
   Contract maintenance charge                             (1,106)       (294)      (1,845)       (1,405)        (1,302)
   Adjustments to net assets allocated to
     contracts in payout period                                --          --           --            --             --
                                                       ----------  ----------  -----------   -----------    -----------
       Increase (decrease) in net assets from
         capital transactions                            (501,804)    507,252    1,071,378       678,431        336,295
                                                       ----------  ----------  -----------   -----------    -----------
Increase (decrease) in net assets                         440,744   1,100,159    4,354,194     2,378,512      1,764,109
Net assets at beginning of period                       6,506,568   3,740,439   15,190,715    10,364,551      9,111,381
                                                       ----------  ----------  -----------   -----------    -----------
Net assets at end of period                            $6,947,312  $4,840,598  $19,544,909   $12,743,063    $10,875,490
                                                       ==========  ==========  ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                              26,335      91,122      146,618        87,316         75,182
   Units redeemed                                         (26,380)    (42,899)     (86,140)      (81,615)       (86,421)
   Units transferred                                        3,775       2,478       43,349        62,405         45,353
                                                       ----------  ----------  -----------   -----------    -----------
Increase (decrease) in units outstanding                    3,730      50,701      103,827        68,106         34,114
Beginning units                                           231,379     369,629    1,511,364     1,076,684      1,012,820
                                                       ----------  ----------  -----------   -----------    -----------
Ending units                                              235,109     420,330    1,615,191     1,144,790      1,046,934
                                                       ==========  ==========  ===========   ===========    ===========

                                                                                Blue Chip                      Cash
                                                                    Balanced      Growth    Capital Growth  Management
                                                                    Portfolio   Portfolio     Portfolio      Portfolio
                                                                    (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                                                   ----------- ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $      838  $   (56,225)  $   (36,038)   $  (110,600)
   Net realized gains (losses)                                         41,543       64,557       (10,098)       (74,448)
   Change in net unrealized appreciation
       (depreciation) of investments                                  381,237      310,564       332,908         39,443
                                                                   ----------  -----------   -----------    -----------
       Increase (decrease) in net assets from
         operations                                                   423,618      318,896       286,772       (145,605)
                                                                   ----------  -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                                     3,794,227      271,348         9,037        968,499
   Cost of units redeemed                                            (269,188)    (260,809)     (316,707)    (2,106,943)
   Net transfers                                                    2,764,308      204,182       (28,337)        84,399
   Contract maintenance charge                                           (614)        (521)         (294)        (1,057)
   Adjustments to net assets allocated to
     contracts in payout period                                            --           --            --             --
                                                                   ----------  -----------   -----------    -----------
       Increase (decrease) in net assets from
         capital transactions                                       6,288,733      214,200      (336,301)    (1,055,102)
                                                                   ----------  -----------   -----------    -----------
Increase (decrease) in net assets                                   6,712,351      533,096       (49,529)    (1,200,707)
Net assets at beginning of period                                   1,489,774    3,249,696     2,443,923      7,988,729
                                                                   ----------  -----------   -----------    -----------
Net assets at end of period                                        $8,202,125  $ 3,782,792   $ 2,394,394    $ 6,788,022
                                                                   ==========  ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                         333,702       25,361         1,076         95,920
   Units redeemed                                                     (19,520)     (35,830)      (40,736)      (180,533)
   Units transferred                                                  239,323       18,706        (3,653)          (362)
                                                                   ----------  -----------   -----------    -----------
Increase (decrease) in units outstanding                              553,505        8,237       (43,313)       (84,975)
Beginning units                                                       103,301      475,428       339,170        649,844
                                                                   ----------  -----------   -----------    -----------
Ending units                                                          656,806      483,665       295,857        564,869
                                                                   ==========  ===========   ===========    ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                       "Dogs" of   Emerging       Equity
                                                         Corporate     Davis Venture  Wall Street   Markets    Opportunities
                                                       Bond Portfolio Value Portfolio  Portfolio   Portfolio     Portfolio
                                                         (Class 3)       (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                                       -------------- --------------- ----------- -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $ 1,164,791     $  (238,961)  $    9,342  $  (106,284)  $   (9,551)
   Net realized gains (losses)                              832,953         956,536      (11,374)     430,108      (63,894)
   Change in net unrealized appreciation
       (depreciation) of investments                        738,344       1,684,201      214,168      981,691      237,515
                                                        -----------     -----------   ----------  -----------   ----------
       Increase (decrease) in net assets from
         operations                                       2,736,088       2,401,776      212,136    1,305,515      164,070
                                                        -----------     -----------   ----------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                           3,010,411       1,270,754      378,503      355,743      130,737
   Cost of units redeemed                                (2,716,540)     (2,167,097)    (166,334)    (826,466)    (122,027)
   Net transfers                                          2,958,420       1,058,839      390,687      152,706      132,025
   Contract maintenance charge                               (3,510)         (3,232)        (456)      (1,312)        (206)
   Adjustments to net assets allocated to
     contracts in payout period                                  --              --           --           --           --
                                                        -----------     -----------   ----------  -----------   ----------
       Increase (decrease) in net assets from
         capital transactions                             3,248,781         159,264      602,400     (319,329)     140,529
                                                        -----------     -----------   ----------  -----------   ----------
Increase (decrease) in net assets                         5,984,869       2,561,040      814,536      986,186      304,599
Net assets at beginning of period                        26,865,014      22,261,094    1,591,907    7,696,678    1,103,418
                                                        -----------     -----------   ----------  -----------   ----------
Net assets at end of period                             $32,849,883     $24,822,134   $2,406,443  $ 8,682,864   $1,408,017
                                                        ===========     ===========   ==========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                               202,933         125,908       29,922       30,231       12,188
   Units redeemed                                          (120,994)        (80,323)     (11,786)     (49,136)      (6,939)
   Units transferred                                        185,517         102,284       29,045       18,388       10,677
                                                        -----------     -----------   ----------  -----------   ----------
Increase (decrease) in units outstanding                    267,456         147,869       47,181         (517)      15,926
Beginning units                                           1,303,058         964,666      123,135      509,657       64,246
                                                        -----------     -----------   ----------  -----------   ----------
Ending units                                              1,570,514       1,112,535      170,316      509,140       80,172
                                                        ===========     ===========   ==========  ===========   ==========

                                                                                      Fundamental                 Global
                                                                       Foreign Value    Growth    Global Bond    Equities
                                                                         Portfolio     Portfolio   Portfolio     Portfolio
                                                                         (Class 3)     (Class 3)   (Class 3)     (Class 3)
                                                                      --------------- ----------- -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                         $    91,688   $  (66,852) $   701,145   $  (19,226)
   Net realized gains (losses)                                             (344,358)      11,640      101,774      (33,987)
   Change in net unrealized appreciation
       (depreciation) of investments                                      4,522,006      618,947     (622,333)     312,457
                                                                        -----------   ----------  -----------   ----------
       Increase (decrease) in net assets from
         operations                                                       4,269,336      563,735      180,586      259,244
                                                                        -----------   ----------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                                           1,901,759       73,111    1,515,735      158,463
   Cost of units redeemed                                                (1,966,921)    (519,018)    (687,014)    (258,493)
   Net transfers                                                            238,975     (103,036)   1,528,456       38,089
   Contract maintenance charge                                               (3,081)        (434)      (1,181)        (363)
   Adjustments to net assets allocated to
     contracts in payout period                                                  --           --           --           --
                                                                        -----------   ----------  -----------   ----------
       Increase (decrease) in net assets from
         capital transactions                                               170,732     (549,377)   2,355,996      (62,304)
                                                                        -----------   ----------  -----------   ----------
Increase (decrease) in net assets                                         4,440,068       14,358    2,536,582      196,940
Net assets at beginning of period                                        22,799,895    4,021,788    8,000,645    1,679,816
                                                                        -----------   ----------  -----------   ----------
Net assets at end of period                                             $27,239,963   $4,036,146  $10,537,227   $1,876,756
                                                                        ===========   ==========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                                               219,088        6,425      113,366       17,420
   Units redeemed                                                          (156,084)     (29,167)     (34,604)     (13,838)
   Units transferred                                                         87,228       (3,918)     101,088         (374)
                                                                        -----------   ----------  -----------   ----------
Increase (decrease) in units outstanding                                    150,232      (26,660)     179,850        3,208
Beginning units                                                           1,934,825      267,258      418,048      112,822
                                                                        -----------   ----------  -----------   ----------
Ending units                                                              2,085,057      240,598      597,898      116,030
                                                                        ===========   ==========  ===========   ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                 INTERNATIONAL INTERNATIONAL
                                        GROWTH                       HIGH-YIELD   DIVERSIFIED   GROWTH AND
                                    OPPORTUNITIES    GROWTH-INCOME      BOND       EQUITIES       INCOME
                                      PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                      (CLASS 3)        (CLASS 3)     (CLASS 3)     (CLASS 3)     (CLASS 3)
                                   ---------------- --------------- -----------  ------------- -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $ (134,497)     $    11,041   $   265,376   $   (79,395)  $    57,027
   Net realized gains (losses)           525,747           42,950        56,082      (242,254)   (1,438,122)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         801,350          288,813       377,269     1,653,469     3,359,874
                                      ----------      -----------   -----------   -----------   -----------
       Increase (decrease) in
         net assets from
         operations                    1,192,600          342,804       698,727     1,331,820     1,978,779
                                      ----------      -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units
     sold                                775,097        1,514,730     1,122,083       229,271        99,221
   Cost of units redeemed               (619,285)        (224,576)     (453,009)   (1,094,084)   (1,139,504)
   Net transfers                         417,169        1,571,278       796,698      (311,736)     (660,698)
   Contract maintenance charge              (835)            (493)         (647)       (1,403)       (1,281)
   Adjustments to net assets
     allocated to contracts
     in payout period                         --               --            --            --            --
                                      ----------      -----------   -----------   -----------   -----------
       Increase (decrease) in
         net assets from
         capital transactions            572,146        2,860,939     1,465,125    (1,177,952)   (1,702,262)
                                      ----------      -----------   -----------   -----------   -----------
Increase (decrease) in net
  assets                               1,764,746        3,203,743     2,163,852       153,868       276,517
Net assets at beginning of
  period                               7,378,564        1,904,504     3,816,895     9,280,828    10,880,186
                                      ----------      -----------   -----------   -----------   -----------
Net assets at end of period           $9,143,310      $ 5,108,247   $ 5,980,747   $ 9,434,696   $11,156,703
                                      ==========      ===========   ===========   ===========   ===========
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             67,007          150,545        94,482        25,450        11,291
   Units redeemed                        (85,297)         (18,338)      (23,666)      (96,097)      (92,316)
   Units transferred                      30,374          137,804        62,457       (24,601)      (47,926)
                                      ----------      -----------   -----------   -----------   -----------
Increase (decrease) in units
  outstanding                             12,084          270,011       133,273       (95,248)     (128,951)
Beginning units                        1,073,804          166,641       213,866       858,664       989,809
                                      ----------      -----------   -----------   -----------   -----------
Ending units                           1,085,888          436,652       347,139       763,416       860,858
                                      ==========      ===========   ===========   ===========   ===========

                                                          MFS
                                                     MASSACHUSETTS   MFS TOTAL      MID-CAP
                                   MARSICO FOCUSED  INVESTORS TRUST    RETURN       GROWTH
                                   GROWTH PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                      (CLASS 3)        (CLASS 3)     (CLASS 3)     (CLASS 3)
                                   ---------------- --------------- -----------  -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $  (59,871)     $  (124,884)  $   119,223   $   (95,323)
   Net realized gains (losses)            69,075          349,560      (118,600)      280,011
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         303,393        1,747,635       900,708       589,122
                                      ----------      -----------   -----------   -----------
       Increase (decrease) in
         net assets from
         operations                      312,597        1,972,311       901,331       773,810
                                      ----------      -----------   -----------   -----------
From capital transactions:
   Net proceeds from units
     sold                                369,745        1,597,596     1,305,900       427,167
   Cost of units redeemed               (299,775)        (775,473)   (1,132,170)     (612,662)
   Net transfers                         488,983        1,023,011       847,205       111,248
   Contract maintenance charge              (462)          (1,211)       (1,650)         (800)
   Adjustments to net assets
     allocated to contracts
     in payout period                         --               --            --            --
                                      ----------      -----------   -----------   -----------
       Increase (decrease) in
         net assets from
         capital transactions            558,491        1,843,923     1,019,285       (75,047)
                                      ----------      -----------   -----------   -----------
Increase (decrease) in net
  assets                                 871,088        3,816,234     1,920,616       698,763
Net assets at beginning of
  period                               3,452,203       10,516,350     9,016,524     5,515,866
                                      ----------      -----------   -----------   -----------
Net assets at end of period           $4,323,291      $14,332,584   $10,937,140   $ 6,214,629
                                      ==========      ===========   ===========   ===========
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             33,018          144,076       117,465        35,444
   Units redeemed                        (24,939)         (47,257)      (50,407)      (50,758)
   Units transferred                      41,173           90,675        66,440         9,920
                                      ----------      -----------   -----------   -----------
Increase (decrease) in units
  outstanding                             49,252          187,494       133,498        (5,394)
Beginning units                          316,858          694,130       400,467       506,722
                                      ----------      -----------   -----------   -----------
Ending units                             366,110          881,624       533,965       501,328
                                      ==========      ===========   ===========   ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                                                                SunAmerica
                                   Protected Asset                 Small &         Small         Dynamic
                                     Allocation    Real Estate  Mid Cap Value     Company       Allocation
                                   SAST Portfolio   Portfolio     Portfolio   Value Portfolio   Portfolio
                                   (Class 3) /(3)/  (Class 3)     (Class 3)      (Class 3)    (Class 3) /(1)/
                                   --------------- -----------  ------------- --------------- --------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                          $      (123)  $   (89,350)  $  (292,015)   $  (129,940)   $    300,705
   Net realized gains (losses)                 4       269,546     2,339,470        331,305          26,049
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           1,119     1,632,388     1,622,417      1,268,525       1,637,579
                                     -----------   -----------   -----------    -----------    ------------
       Increase (decrease) in
         net assets from
         operations                        1,000     1,812,584     3,669,872      1,469,890       1,964,333
                                     -----------   -----------   -----------    -----------    ------------
From capital transactions:
   Net proceeds from units
     sold                                 91,672       883,325     1,816,213        868,109      85,321,046
   Cost of units redeemed                   (274)   (1,036,255)   (1,980,337)      (824,820)     (1,179,313)
   Net transfers                           6,160       498,937       463,384        425,751      22,256,196
   Contract maintenance charge                --        (1,643)       (2,929)        (1,054)            (50)
   Adjustments to net assets
     allocated to contracts
     in payout period                         --            --           (52)            --              --
                                     -----------   -----------   -----------    -----------    ------------
       Increase (decrease) in
         net assets from
         capital transactions             97,558       344,364       296,279        467,986     106,397,879
                                     -----------   -----------   -----------    -----------    ------------
Increase (decrease) in net
  assets                                  98,558     2,156,948     3,966,151      1,937,876     108,362,212
Net assets at beginning of
  period                                      --    11,755,340    21,638,935      8,649,309              --
                                     -----------   -----------   -----------    -----------    ------------
Net assets at end of period          $    98,558   $13,912,288   $25,605,086    $10,587,185    $108,362,212
                                     ===========   ===========   ===========    ===========    ============
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              9,214        95,990       151,239         81,278       8,267,251
   Units redeemed                            (28)      (54,041)     (112,139)       (81,670)       (113,714)
   Units transferred                         613        61,731        61,137         44,837       2,150,894
                                     -----------   -----------   -----------    -----------    ------------
Increase (decrease) in units
  outstanding                              9,799       103,680       100,237         44,445      10,304,431
Beginning units                               --       723,263     1,391,594        911,743              --
                                     -----------   -----------   -----------    -----------    ------------
Ending units                               9,799       826,943     1,491,831        956,188      10,304,431
                                     ===========   ===========   ===========    ===========    ============

                                     SunAmerica
                                       Dynamic                     Telecom
                                      Strategy     Technology      Utility     Total Return
                                      Portfolio     Portfolio     Portfolio   Bond Portfolio
                                   (Class 3) /(2)/  (Class 3)     (Class 3)      (Class 3)
                                   --------------- -----------  ------------- ---------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                          $    55,900   $   (19,901)  $    18,943    $   608,201
   Net realized gains (losses)            20,981        28,657        17,816        747,505
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                          35,465        63,099        51,122        509,509
                                     -----------   -----------   -----------    -----------
       Increase (decrease) in
         net assets from
         operations                      112,346        71,855        87,881      1,865,215
                                     -----------   -----------   -----------    -----------
From capital transactions:
   Net proceeds from units
     sold                             12,161,412        68,386       218,373      5,681,574
   Cost of units redeemed                (44,311)     (188,230)      (57,739)    (2,116,423)
   Net transfers                       1,407,187        24,318        79,807      6,726,662
   Contract maintenance charge                --          (293)         (188)        (3,361)
   Adjustments to net assets
     allocated to contracts
     in payout period                         --            --            --            153
                                     -----------   -----------   -----------    -----------
       Increase (decrease) in
         net assets from
         capital transactions         13,524,288       (95,819)      240,253     10,288,605
                                     -----------   -----------   -----------    -----------
Increase (decrease) in net
  assets                              13,636,634       (23,964)      328,134     12,153,820
Net assets at beginning of
  period                                      --     1,240,606       667,010     29,182,046
                                     -----------   -----------   -----------    -----------
Net assets at end of period          $13,636,634   $ 1,216,642   $   995,144    $41,335,866
                                     ===========   ===========   ===========    ===========
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                          1,178,377         8,947        16,512        412,500
   Units redeemed                         (4,280)      (79,905)       (3,533)      (111,092)
   Units transferred                     136,000        (6,723)        6,242        440,397
                                     -----------   -----------   -----------    -----------
Increase (decrease) in units
  outstanding                          1,310,097       (77,681)       19,221        741,805
Beginning units                               --       549,328        42,670      1,518,815
                                     -----------   -----------   -----------    -----------
Ending units                           1,310,097       471,647        61,891      2,260,620
                                     ===========   ===========   ===========    ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                   Invesco Van
                                   Kampen V.I.   Invesco Van    Invesco Van
                                     American    Kampen V.I.    Kampen V.I.   Diversified   Equity
                                    Franchise      Comstock     Growth and   International  Income
                                       Fund          Fund       Income Fund     Account     Account
                                   (Series II)   (Series II)    (Series II)    (Class 2)   (Class 2)
                                   ------------ -------------- ------------- ------------- ---------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $ (13,225)   $     5,988    $   (51,756)   $    727    $  8,787
   Net realized gains (losses)         22,683         81,475        138,264     (12,231)    (15,717)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                       97,024      2,018,512      2,828,288      71,356      85,483
                                    ---------    -----------    -----------    --------    --------
       Increase (decrease) in
         net assets from
         operations                   106,482      2,105,975      2,914,796      59,852      78,553
                                    ---------    -----------    -----------    --------    --------
From capital transactions:
   Net proceeds from units
     sold                               5,344      1,154,859      1,534,517          --          --
   Cost of units redeemed            (133,013)      (876,506)    (2,245,062)     (8,046)    (63,534)
   Net transfers                     (145,772)       626,994      1,155,018      (2,782)     (2,215)
   Contract maintenance charge            (78)        (1,442)        (2,922)        (94)       (198)
   Adjustments to net assets
     allocated to contracts
     in payout period                      --             --             --          --          --
                                    ---------    -----------    -----------    --------    --------
       Increase (decrease) in
         net assets from
         capital transactions        (273,519)       903,905        441,551     (10,922)    (65,947)
                                    ---------    -----------    -----------    --------    --------
Increase (decrease) in net
  assets                             (167,037)     3,009,880      3,356,347      48,930      12,606
Net assets at beginning of
  period                              895,165     11,695,605     22,788,863     374,618     738,730
                                    ---------    -----------    -----------    --------    --------
Net assets at end of period         $ 728,128    $14,705,485    $26,145,210    $423,548    $751,336
                                    =========    ===========    ===========    ========    ========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                485        114,640        147,992          --          --
Units redeemed                        (12,057)       (71,687)      (163,056)     (1,339)     (6,241)
Units transferred                     (13,137)        66,002        109,277        (438)       (205)
                                    ---------    -----------    -----------    --------    --------
Increase (decrease) in units
  outstanding                         (24,709)       108,955         94,213      (1,777)     (6,446)
Beginning units                        88,830      1,056,266      1,829,469      66,990      77,222
                                    ---------    -----------    -----------    --------    --------
Ending units                           64,121      1,165,221      1,923,682      65,213      70,776
                                    =========    ===========    ===========    ========    ========

                                   Government &                                LargeCap
                                   High Quality     Income       LargeCap       Growth
                                   Bond Account Account (Class Blend Account    Account
                                    (Class 2)         2)       II (Class 2)    (Class 2)
                                   ------------ -------------- ------------- -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $     219    $     6,102    $      (403)   $   (580)
   Net realized gains (losses)              9          1,735         (1,274)        129
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                          (20)        10,106         10,584       5,370
                                    ---------    -----------    -----------    --------
       Increase (decrease) in
         net assets from
         operations                       208         17,943          8,907       4,919
                                    ---------    -----------    -----------    --------
From capital transactions:
   Net proceeds from units
     sold                                  --             --             --          --
   Cost of units redeemed                 (47)       (23,774)        (2,347)       (231)
   Net transfers                           --            523           (442)          1
   Contract maintenance charge             (3)           (11)           (31)        (13)
   Adjustments to net assets
     allocated to contracts
     in payout period                      --             --             --          --
                                    ---------    -----------    -----------    --------
       Increase (decrease) in
         net assets from
         capital transactions             (50)       (23,262)        (2,820)       (243)
                                    ---------    -----------    -----------    --------
Increase (decrease) in net
  assets                                  158         (5,319)         6,087       4,676
Net assets at beginning of
  period                                9,864        247,808         68,854      33,374
                                    ---------    -----------    -----------    --------
Net assets at end of period         $  10,022    $   242,489    $    74,941    $ 38,050
                                    =========    ===========    ===========    ========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                 --             --             --          --
Units redeemed                             (6)        (2,521)          (353)        (33)
Units transferred                          --             55            (62)         --
                                    ---------    -----------    -----------    --------
Increase (decrease) in units
  outstanding                              (6)        (2,466)          (415)        (33)
Beginning units                         1,234         27,214         11,108       5,085
                                    ---------    -----------    -----------    --------
Ending units                            1,228         24,748         10,693       5,052
                                    =========    ===========    ===========    ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                              Principal
                                                   Money       Capital      Real Estate        SAM
                                   MidCap Blend    Market    Appreciation    Securities     Balanced
                                     Account      Account      Account        Account       Portfolio
                                    (Class 2)    (Class 2)    (Class 2)      (Class 2)      (Class 2)
                                   ------------ ------------ ------------ ---------------- -----------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $  (13,961)  $  (1,807)    $ (2,540)      $   (123)    $   (96,034)
   Net realized gains (losses)         (99,656)         --        5,989            (69)       (301,256)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                       328,544          --       32,361          3,161       1,179,151
                                    ----------   ---------     --------       --------     -----------
       Increase (decrease) in
         net assets from
         operations                    214,927      (1,807)      35,810          2,969         781,861
                                    ----------   ---------     --------       --------     -----------
From capital transactions:
   Net proceeds from units
     sold                                   --          --           --             --             (13)
   Cost of units redeemed             (272,224)       (748)     (42,766)           (84)     (1,448,260)
   Net transfers                       (58,021)         --       (1,700)            (1)       (545,194)
   Contract maintenance charge          (1,018)         (1)         (62)           (27)         (2,396)
   Adjustments to net assets
     allocated to contracts
     in payout period                       --          --           --             --              --
                                    ----------   ---------     --------       --------     -----------
       Increase (decrease) in
         net assets from
         capital transactions         (331,263)       (749)     (44,528)          (112)     (1,995,863)
                                    ----------   ---------     --------       --------     -----------
Increase (decrease) in net
  assets                              (116,336)     (2,556)      (8,718)         2,857      (1,214,002)
Net assets at beginning of
  period                             1,361,514     107,304      318,631         19,893       8,431,709
                                    ----------   ---------     --------       --------     -----------
Net assets at end of period         $1,245,178   $ 104,748     $309,913       $ 22,750     $ 7,217,707
                                    ==========   =========     ========       ========     ===========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                  --          --           --             --              --
Units redeemed                         (23,157)       (132)      (3,299)            (5)       (133,818)
Units transferred                       (4,707)         (1)        (123)            --         (51,785)
                                    ----------   ---------     --------       --------     -----------
Increase (decrease) in units
  outstanding                          (27,864)       (133)      (3,422)            (5)       (185,603)
Beginning units                        126,733      18,817       26,285          1,063         820,718
                                    ----------   ---------     --------       --------     -----------
Ending units                            98,869      18,684       22,863          1,058         635,115
                                    ==========   =========     ========       ========     ===========

                                       SAM          SAM
                                   Conservative Conservative SAM Flexible
                                     Balanced      Growth       Income     SAM Strategic
                                    Portfolio    Portfolio    Portfolio   Growth Portfolio
                                    (Class 2)    (Class 2)    (Class 2)      (Class 2)
                                   ------------ ------------ ------------ ----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $   (2,185)  $ (12,269)    $ (4,929)      $ (4,657)
   Net realized gains (losses)          10,791     (31,158)       6,687            (98)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         6,217     145,747       50,830         41,325
                                    ----------   ---------     --------       --------
       Increase (decrease) in
         net assets from
         operations                     14,823     102,320       52,588         36,570
                                    ----------   ---------     --------       --------
From capital transactions:
   Net proceeds from units
     sold                                   --          --           --             --
   Cost of units redeemed             (109,316)   (113,188)     (64,215)        (2,364)
   Net transfers                           371     (98,040)       9,962            723
   Contract maintenance charge            (124)       (503)        (235)           (34)
   Adjustments to net assets
     allocated to contracts
     in payout period                       --          --           --             --
                                    ----------   ---------     --------       --------
       Increase (decrease) in
         net assets from
         capital transactions         (109,069)   (211,731)     (54,488)        (1,675)
                                    ----------   ---------     --------       --------
Increase (decrease) in net
  assets                               (94,246)   (109,411)      (1,900)        34,895
Net assets at beginning of
  period                               213,435     902,204      639,404        272,881
                                    ----------   ---------     --------       --------
Net assets at end of period         $  119,189   $ 792,793     $637,504       $307,776
                                    ==========   =========     ========       ========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                  --          --           --             --
Units redeemed                         (13,375)    (10,274)      (6,653)          (208)
Units transferred                           45      (8,921)       1,007             63
                                    ----------   ---------     --------       --------
Increase (decrease) in units
  outstanding                          (13,330)    (19,195)      (5,646)          (145)
Beginning units                         27,080      88,822       65,220         25,699
                                    ----------   ---------     --------       --------
Ending units                            13,750      69,627       59,574         25,554
                                    ==========   =========     ========       ========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                  Columbia     Columbia Variable
                                     Short-Term    SmallCap       Variable     Portfolio--Marsico   Asset
                                       Income       Growth     Portfolio--High  Focused Equities  Allocation
                                      Account     Account II     Income Fund          Fund           Fund
                                     (Class 2)     (Class 2)      (Class 1)        (Class 1)      (Class 2)
                                   -------------- -----------  --------------- ------------------ ----------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $       118   $      (675)   $     9,194      $    (7,223)    $   21,617
   Net realized gains (losses)               44           431         12,302           42,850        (30,028)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                          1,125         5,576          4,145           21,350        289,485
                                    -----------   -----------    -----------      -----------     ----------
       Increase (decrease) in
         net assets from
         operations                       1,287         5,332         25,641           56,977        281,074
                                    -----------   -----------    -----------      -----------     ----------
From capital transactions:
   Net proceeds from units
     sold                                    --            --             --               --         30,520
   Cost of units redeemed                    --          (184)       (61,144)         (61,418)      (260,372)
   Net transfers                            443        (1,480)        10,457            8,598        123,350
   Contract maintenance charge              (58)          (14)           (55)            (137)          (393)
   Adjustments to net assets
     allocated to contracts
     in payout period                        --            --             --               --             --
                                    -----------   -----------    -----------      -----------     ----------
       Increase (decrease) in
         net assets from
         capital transactions               385        (1,678)       (50,742)         (52,957)      (106,895)
                                    -----------   -----------    -----------      -----------     ----------
Increase (decrease) in net
  assets                                  1,672         3,654        (25,101)           4,020        174,179
Net assets at beginning of
  period                                 41,937        37,063        213,478          557,259      1,878,373
                                    -----------   -----------    -----------      -----------     ----------
Net assets at end of period         $    43,609   $    40,717    $   188,377      $   561,279     $2,052,552
                                    ===========   ===========    ===========      ===========     ==========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                   --            --             --               --          1,695
Units redeemed                               (8)          (30)        (2,936)          (5,115)       (14,405)
Units transferred                            60          (204)           510              736          7,010
                                    -----------   -----------    -----------      -----------     ----------
Increase (decrease) in units
  outstanding                                52          (234)        (2,426)          (4,379)        (5,700)
Beginning units                           5,770         6,160         11,112           51,093        111,561
                                    -----------   -----------    -----------      -----------     ----------
Ending units                              5,822         5,926          8,686           46,714        105,861
                                    ===========   ===========    ===========      ===========     ==========

                                                                                   Growth and
                                   Global Growth  Growth Fund   Growth-Income   Income Portfolio
                                   Fund (Class 2)  (Class 2)   Fund (Class 2)      (Class VC)
                                   -------------- -----------  --------------- ------------------ ----------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $   (46,791)  $   (63,495)   $    21,600      $   (68,560)
   Net realized gains (losses)           24,246      (135,662)       (94,726)        (201,698)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      1,728,065     1,647,784      1,724,911        1,470,987
                                    -----------   -----------    -----------      -----------
       Increase (decrease) in
         net assets from
         operations                   1,705,520     1,448,627      1,651,785        1,200,729
                                    -----------   -----------    -----------      -----------
From capital transactions:
   Net proceeds from units
     sold                               137,021        80,999         38,010          597,399
   Cost of units redeemed              (927,742)   (1,058,056)    (1,119,687)      (1,114,377)
   Net transfers                       (258,732)     (289,829)      (109,612)         401,961
   Contract maintenance charge           (1,430)       (1,476)        (1,643)          (1,369)
   Adjustments to net assets
     allocated to contracts
     in payout period                        --            --             --               --
                                    -----------   -----------    -----------      -----------
       Increase (decrease) in
         net assets from
         capital transactions        (1,050,883)   (1,268,362)    (1,192,932)        (116,386)
                                    -----------   -----------    -----------      -----------
Increase (decrease) in net
  assets                                654,637       180,265        458,853        1,084,343
Net assets at beginning of
  period                              8,630,452     9,281,857     10,888,891       11,559,607
                                    -----------   -----------    -----------      -----------
Net assets at end of period         $ 9,285,089   $ 9,462,122    $11,347,744      $12,643,950
                                    ===========   ===========    ===========      ===========
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                5,732         3,838          2,171           65,873
Units redeemed                          (40,071)      (50,718)       (63,887)         (98,385)
Units transferred                       (11,138)      (14,043)        (6,371)          46,688
                                    -----------   -----------    -----------      -----------
Increase (decrease) in units
  outstanding                           (45,477)      (60,923)       (68,087)          14,176
Beginning units                         413,338       494,010        679,402        1,107,787
                                    -----------   -----------    -----------      -----------
Ending units                            367,861       433,087        611,315        1,121,963
                                    ===========   ===========    ===========      ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                 WILMINGTON                     FRANKLIN
                                                  MANAGED                      TEMPLETON
                                                 ALLOCATION     FRANKLIN      VIP FOUNDING    ALLOCATION
                                   MID CAP STOCK   FUND-         INCOME          FUNDS         BALANCED
                                     PORTFOLIO    MODERATE     SECURITIES   ALLOCATION FUND   PORTFOLIO
                                    (CLASS VC)   GROWTH II   FUND (CLASS 2)    (CLASS 2)      (CLASS 3)
                                   ------------- ----------  -------------- ---------------- -----------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $     (451)  $     (610)  $   410,406     $    42,502    $   (11,537)
   Net realized gains (losses)           3,203        9,526        87,307          22,043         59,858
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        18,739       (5,291)      365,336         386,270        560,372
                                    ----------   ----------   -----------     -----------    -----------
       Increase (decrease) in
         net assets from
         operations                     21,491        3,625       863,049         450,815        608,693
                                    ----------   ----------   -----------     -----------    -----------
From capital transactions:
   Net proceeds from units
     sold                                  229           --     2,083,330         261,259      2,921,721
   Cost of units redeemed              (20,610)      (7,947)     (463,863)       (300,947)      (841,862)
   Net transfers                       (31,638)     (95,240)    1,500,801          91,795      3,493,479
   Contract maintenance charge             (80)         (16)         (773)           (425)          (351)
   Adjustments to net assets
     allocated to contracts
     in payout period                       --           --            --              --             --
                                    ----------   ----------   -----------     -----------    -----------
       Increase (decrease) in
         net assets from
         capital transactions          (52,099)    (103,203)    3,119,495          51,682      5,572,987
                                    ----------   ----------   -----------     -----------    -----------
Increase (decrease) in net
  assets                               (30,608)     (99,578)    3,982,544         502,497      6,181,680
Net assets at beginning of
  period                               175,392       99,578     6,249,004       3,253,739      4,494,956
                                    ----------   ----------   -----------     -----------    -----------
Net assets at end of period         $  144,784   $       --   $10,231,548     $ 3,756,236    $10,676,636
                                    ==========   ==========   ===========     ===========    ===========
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               15           --       189,992          27,763        249,244
   Units redeemed                       (1,403)        (820)      (41,346)        (31,289)       (70,331)
   Units transferred                    (2,068)     (10,132)      133,971           9,450        291,212
                                    ----------   ----------   -----------     -----------    -----------
   Increase (decrease) in
     units outstanding                  (3,456)     (10,952)      282,617           5,924        470,125
Beginning units                         12,651       10,952       594,166         363,841        396,382
                                    ----------   ----------   -----------     -----------    -----------
Ending units                             9,195           --       876,783         369,765        866,507
                                    ==========   ==========   ===========     ===========    ===========

                                                 ALLOCATION
                                    ALLOCATION    MODERATE     ALLOCATION
                                      GROWTH       GROWTH       MODERATE      REAL RETURN
                                     PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO (CLASS
                                     (CLASS 3)   (CLASS 3)     (CLASS 3)           3)
                                   ------------- ----------  -------------- ----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $   (8,412)  $  (17,476)  $   (22,938)    $   160,200
   Net realized gains (losses)          19,914       27,610        41,252          82,036
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                       164,684      575,416       786,105         (19,328)
                                    ----------   ----------   -----------     -----------
       Increase (decrease) in
         net assets from
         operations                    176,186      585,550       804,419         222,908
                                    ----------   ----------   -----------     -----------
From capital transactions:
   Net proceeds from units
     sold                              125,759    2,001,061     2,702,276       2,692,722
   Cost of units redeemed              (52,717)    (304,350)     (429,665)       (714,561)
   Net transfers                       (14,415)     438,746     1,124,063       3,015,279
   Contract maintenance charge             (74)        (507)         (582)           (841)
   Adjustments to net assets
     allocated to contracts
     in payout period                       --           --            --              --
                                    ----------   ----------   -----------     -----------
       Increase (decrease) in
         net assets from
         capital transactions           58,553    2,134,950     3,396,092       4,992,599
                                    ----------   ----------   -----------     -----------
Increase (decrease) in net
  assets                               234,739    2,720,500     4,200,511       5,215,507
Net assets at beginning of
  period                             1,245,468    4,112,751     6,584,735       7,824,471
                                    ----------   ----------   -----------     -----------
Net assets at end of period         $1,480,207   $6,833,251   $10,785,246     $13,039,978
                                    ==========   ==========   ===========     ===========
ANALYSIS OF INCREASE
  (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           11,895      180,497       234,707         224,360
   Units redeemed                       (4,776)     (26,530)      (36,765)        (59,258)
   Units transferred                      (927)      39,923        96,402         250,115
                                    ----------   ----------   -----------     -----------
   Increase (decrease) in
     units outstanding                   6,192      193,890       294,344         415,217
Beginning units                        121,539      389,181       597,518         657,278
                                    ----------   ----------   -----------     -----------
Ending units                           127,731      583,071       891,862       1,072,495
                                    ==========   ==========   ===========     ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.
(3)For the period from October 15, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011

                                                      CAPITAL    GOVERNMENT AND
                                   ASSET ALLOCATION APPRECIATION  QUALITY BOND                   NATURAL RESOURCES
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                      (CLASS 1)      (CLASS 1)     (CLASS 1)       (CLASS 1)         (CLASS 1)
                                   ---------------- ------------ -------------- ---------------- -----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $   50,900    $  (155,719)  $    96,606     $   (37,254)      $   (33,445)
   Net realized gains (losses)           (69,007)       240,408        63,615        (425,127)          119,762
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           5,521       (815,818)      161,946         123,858          (912,495)
                                      ----------    -----------   -----------     -----------       -----------
       Increase (decrease) in
         net assets from
         operations                      (12,586)      (731,129)      322,167        (338,523)         (826,178)
                                      ----------    -----------   -----------     -----------       -----------
From capital transactions:
   Net proceeds from units
     sold                                  7,594         27,700        15,967          16,777             1,058
   Cost of units redeemed               (665,870)    (1,562,959)   (1,194,912)       (847,377)         (432,263)
   Net transfers                         (13,044)      (198,687)     (143,358)       (205,392)       (1,087,142)
   Contract maintenance charge            (1,607)        (3,978)       (2,146)         (1,862)             (852)
                                      ----------    -----------   -----------     -----------       -----------
       Increase (decrease) in
         net assets from
         capital transactions           (672,927)    (1,737,924)   (1,324,449)     (1,037,854)       (1,519,199)
                                      ----------    -----------   -----------     -----------       -----------
Increase (decrease) in net
  assets                                (685,513)    (2,469,053)   (1,002,282)     (1,376,377)       (2,345,377)
Net assets at beginning of
  period                               4,621,742     10,923,513     6,688,777       5,308,109         4,789,715
                                      ----------    -----------   -----------     -----------       -----------
Net assets at end of period           $3,936,229    $ 8,454,460   $ 5,686,495     $ 3,931,732       $ 2,444,338
                                      ==========    ===========   ===========     ===========       ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                269            575           799             528                18
   Units redeemed                        (23,923)       (28,915)      (58,782)        (25,906)           (7,634)
   Units transferred                        (295)        (3,872)       (7,075)         (5,958)          (20,795)
                                      ----------    -----------   -----------     -----------       -----------
Increase (decrease) in units
  outstanding                            (23,949)       (32,212)      (65,058)        (31,336)          (28,411)
Beginning units                          167,038        208,358       335,382         158,514            81,131
                                      ----------    -----------   -----------     -----------       -----------
Ending units                             143,089        176,146       270,324         127,178            52,720
                                      ==========    ===========   ===========     ===========       ===========

                                                      CAPITAL    GOVERNMENT AND
                                   ASSET ALLOCATION APPRECIATION  QUALITY BOND                   NATURAL RESOURCES
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO     PORTFOLIO
                                      (CLASS 3)      (CLASS 3)     (CLASS 3)       (CLASS 3)         (CLASS 3)
                                   ---------------- ------------ -------------- ---------------- -----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $   30,753    $  (285,441)  $   439,311     $   (76,069)      $   (95,552)
   Net realized gains (losses)           (34,199)        89,116       340,905        (377,903)        1,084,028
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                         (22,730)    (1,389,371)      779,945         (75,055)       (2,825,349)
                                      ----------    -----------   -----------     -----------       -----------
       Increase (decrease) in
         net assets from
         operations                      (26,176)    (1,585,696)    1,560,161        (529,027)       (1,836,873)
                                      ----------    -----------   -----------     -----------       -----------
From capital transactions:
   Net proceeds from units
     sold                                209,827      1,760,100     2,892,157          71,815           462,278
   Cost of units redeemed               (597,370)    (1,745,115)   (2,906,246)       (694,649)         (621,169)
   Net transfers                         375,157        574,380      (970,790)        (72,944)           78,175
   Contract maintenance charge              (446)        (2,560)       (3,669)         (1,044)           (2,529)
                                      ----------    -----------   -----------     -----------       -----------
       Increase (decrease) in
         net assets from
         capital transactions            (12,832)       586,805      (988,548)       (696,822)          (83,245)
                                      ----------    -----------   -----------     -----------       -----------
Increase (decrease) in net
  assets                                 (39,008)      (998,891)      571,613      (1,225,849)       (1,920,118)
Net assets at beginning of
  period                               2,954,106     18,656,195    30,088,192       7,439,278         8,758,603
                                      ----------    -----------   -----------     -----------       -----------
Net assets at end of period           $2,915,098    $17,657,304   $30,659,805     $ 6,213,429       $ 6,838,485
                                      ==========    ===========   ===========     ===========       ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                             17,289        112,704       225,511           5,283            32,343
   Units redeemed                        (24,324)       (46,007)     (151,483)        (22,448)          (12,481)
   Units transferred                      15,786         42,109       (31,359)            266             3,580
                                      ----------    -----------   -----------     -----------       -----------
Increase (decrease) in units
  outstanding                              8,751        108,806        42,669         (16,899)           23,442
Beginning units                          112,788        462,104     1,623,236         240,347           171,249
                                      ----------    -----------   -----------     -----------       -----------
Ending units                             121,539        570,910     1,665,905         223,448           194,691
                                      ==========    ===========   ===========     ===========       ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                   AGGRESSIVE GROWTH ALLIANCE GROWTH                    BLUE CHIP GROWTH  CAPITAL GROWTH
                                       PORTFOLIO        PORTFOLIO    BALANCED PORTFOLIO    PORTFOLIO        PORTFOLIO
                                       (CLASS 1)        (CLASS 1)        (CLASS 1)         (CLASS 1)        (CLASS 1)
                                   ----------------- --------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $   (28,692)     $  (102,388)     $     5,857        $   (9,162)     $    (6,481)
   Net realized gains (losses)            (83,406)        (246,537)         (43,496)          (15,298)         (16,440)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           48,951           25,408           65,007           (12,818)           7,536
                                      -----------      -----------      -----------        ----------      -----------
       Increase (decrease) in
         net assets from
         operations                       (63,147)        (323,517)          27,368           (37,278)         (15,385)
                                      -----------      -----------      -----------        ----------      -----------
From capital transactions:
   Net proceeds from units
     sold                                  13,904           34,530            3,243             1,738              879
   Cost of units redeemed                (209,152)      (1,554,509)        (546,298)         (219,161)        (115,551)
   Net transfers                           43,789         (181,353)        (226,365)          (16,329)          19,088
   Contract maintenance charge             (1,246)          (5,576)          (1,787)             (347)            (153)
                                      -----------      -----------      -----------        ----------      -----------
       Increase (decrease) in
         net assets from
         capital transactions            (152,705)      (1,706,908)        (771,207)         (234,099)         (95,737)
                                      -----------      -----------      -----------        ----------      -----------
Increase (decrease) in net
  assets                                 (215,852)      (2,030,425)        (743,839)         (271,377)        (111,122)
Net assets at beginning of
  period                                1,982,324       10,600,856        3,671,768           815,508          444,458
                                      -----------      -----------      -----------        ----------      -----------
Net assets at end of period           $ 1,766,472      $ 8,570,431      $ 2,927,929        $  544,131      $   333,336
                                      ===========      ===========      ===========        ==========      ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                               1,063            1,090              192               279              116
   Units redeemed                         (15,968)         (46,948)         (32,242)          (33,490)         (15,962)
   Units transferred                        3,422           (5,568)         (13,712)           (2,734)           2,331
                                      -----------      -----------      -----------        ----------      -----------
Increase (decrease) in units
  outstanding                             (11,483)         (51,426)         (45,762)          (35,945)         (13,515)
Beginning units                           149,133          321,763          219,622           127,188           59,148
                                      -----------      -----------      -----------        ----------      -----------
Ending units                              137,650          270,337          173,860            91,243           45,633
                                      ===========      ===========      ===========        ==========      ===========

                                    CASH MANAGEMENT  CORPORATE BOND    DAVIS VENTURE     "DOGS" OF WALL  EMERGING MARKETS
                                       PORTFOLIO        PORTFOLIO     VALUE PORTFOLIO   STREET PORTFOLIO    PORTFOLIO
                                       (CLASS 1)        (CLASS 1)        (CLASS 1)         (CLASS 1)        (CLASS 1)
                                   ----------------- --------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                           $   (63,436)     $   199,895      $   (44,578)       $    7,604      $   (32,590)
   Net realized gains (losses)            (62,790)         224,321          216,811          (117,204)         (94,153)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                           51,291         (214,640)      (1,108,164)          221,290         (837,560)
                                      -----------      -----------      -----------        ----------      -----------
       Increase (decrease) in
         net assets from
         operations                       (74,935)         209,576         (935,931)          111,690         (964,303)
                                      -----------      -----------      -----------        ----------      -----------
From capital transactions:
   Net proceeds from units
     sold                                  32,109            6,992          105,367                --           13,122
   Cost of units redeemed              (1,434,489)        (743,322)      (2,650,713)         (248,075)        (444,262)
   Net transfers                          472,689          (96,050)        (445,673)          (17,328)        (389,148)
   Contract maintenance charge             (2,048)          (1,115)          (6,988)             (466)            (947)
                                      -----------      -----------      -----------        ----------      -----------
       Increase (decrease) in
         net assets from
         capital transactions            (931,739)        (833,495)      (2,998,007)         (265,869)        (821,235)
                                      -----------      -----------      -----------        ----------      -----------
Increase (decrease) in net
  assets                               (1,006,674)        (623,919)      (3,933,938)         (154,179)      (1,785,538)
Net assets at beginning of
  period                                4,460,124        4,706,128       19,240,382         1,261,303        4,081,928
                                      -----------      -----------      -----------        ----------      -----------
Net assets at end of period           $ 3,453,450      $ 4,082,209      $15,306,444        $1,107,124      $ 2,296,390
                                      ===========      ===========      ===========        ==========      ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                               2,444              281            3,097                --              753
   Units redeemed                        (108,858)         (30,286)         (74,091)          (19,331)         (21,514)
   Units transferred                       35,446           (3,960)         (12,838)           (1,912)         (19,140)
                                      -----------      -----------      -----------        ----------      -----------
Increase (decrease) in units
  outstanding                             (70,968)         (33,965)         (83,832)          (21,243)         (39,901)
Beginning units                           335,271          197,070          535,366           101,592          175,647
                                      -----------      -----------      -----------        ----------      -----------
Ending units                              264,303          163,105          451,534            80,349          135,746
                                      ===========      ===========      ===========        ==========      ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                      EQUITY       FUNDAMENTAL                                             GROWTH
                                   OPPORTUNITIES     GROWTH          GLOBAL BOND      GLOBAL EQUITIES   OPPORTUNITIES
                                     PORTFOLIO      PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                     (CLASS 1)      (CLASS 1)         (CLASS 1)          (CLASS 1)        (CLASS 1)
                                   ------------- --------------- -------------------- --------------- -----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $   (23,151)   $  (40,670)        $   15,231        $  (13,414)      $   (7,119)
   Net realized gains (losses)         (238,395)     (112,456)            18,608           (36,177)          16,803
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        222,008       (23,064)            60,449          (194,576)         (38,481)
                                    -----------    ----------         ----------        ----------       ----------
       Increase (decrease) in
         net assets from
         operations                     (39,538)     (176,190)            94,288          (244,167)         (28,797)
                                    -----------    ----------         ----------        ----------       ----------
From capital transactions:
   Net proceeds from units
     sold                                   560         3,281                569             2,352              494
   Cost of units redeemed              (332,762)     (360,966)          (547,881)         (312,324)        (104,440)
   Net transfers                       (174,543)      (42,274)           (21,790)         (162,034)         (12,089)
   Contract maintenance charge             (829)       (1,652)              (530)             (985)            (215)
                                    -----------    ----------         ----------        ----------       ----------
       Increase (decrease) in
         net assets from
         capital transactions          (507,574)     (401,611)          (569,632)         (472,991)        (116,250)
                                    -----------    ----------         ----------        ----------       ----------
Increase (decrease) in net
  assets                               (547,112)     (577,801)          (475,344)         (717,158)        (145,047)
Net assets at beginning of
  period                              2,662,042     2,890,226          2,481,099         2,396,953          498,327
                                    -----------    ----------         ----------        ----------       ----------
Net assets at end of period         $ 2,114,930    $2,312,425         $2,005,755        $1,679,795       $  353,280
                                    ===========    ==========         ==========        ==========       ==========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                30           178                 25               129               76
   Units redeemed                       (18,046)      (20,279)           (23,354)          (15,478)         (18,541)
   Units transferred                     (9,387)       (2,362)            (1,047)           (7,937)          (2,948)
                                    -----------    ----------         ----------        ----------       ----------
Increase (decrease) in units
  outstanding                           (27,403)      (22,463)           (24,376)          (23,286)         (21,413)
Beginning units                         142,356       159,810            108,917           113,022           81,488
                                    -----------    ----------         ----------        ----------       ----------
Ending units                            114,953       137,347             84,541            89,736           60,075
                                    ===========    ==========         ==========        ==========       ==========

                                                                                       INTERNATIONAL
                                                                    INTERNATIONAL         GROWTH      MFS MASSACHUSETTS
                                   GROWTH-INCOME HIGH-YIELD BOND DIVERSIFIED EQUITIES   AND INCOME     INVESTORS TRUST
                                     PORTFOLIO      PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
                                     (CLASS 1)      (CLASS 1)         (CLASS 1)          (CLASS 1)        (CLASS 1)
                                   ------------- --------------- -------------------- --------------- -----------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $   (43,818)   $  243,852         $   18,937        $   38,262       $  (26,366)
   Net realized gains (losses)         (243,257)      362,006            (18,985)         (554,136)         117,078
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        754,604      (444,345)          (490,083)          113,496         (173,556)
                                    -----------    ----------         ----------        ----------       ----------
       Increase (decrease) in
         net assets from
         operations                     467,529       161,513           (490,131)         (402,378)         (82,844)
                                    -----------    ----------         ----------        ----------       ----------
From capital transactions:
   Net proceeds from units
     sold                                 4,466         6,271              6,676             6,257            3,613
   Cost of units redeemed            (1,153,151)     (674,410)          (455,000)         (468,400)        (660,618)
   Net transfers                       (155,650)      (39,714)           201,571           (20,493)          (9,265)
   Contract maintenance charge           (3,727)       (1,392)            (1,004)           (1,078)          (1,171)
                                    -----------    ----------         ----------        ----------       ----------
       Increase (decrease) in
         net assets from
         capital transactions        (1,308,062)     (709,245)          (247,757)         (483,714)        (667,441)
                                    -----------    ----------         ----------        ----------       ----------
Increase (decrease) in net
  assets                               (840,533)     (547,732)          (737,888)         (886,092)        (750,285)
Net assets at beginning of
  period                              7,545,147     4,944,132          3,211,131         3,008,942        3,423,158
                                    -----------    ----------         ----------        ----------       ----------
Net assets at end of period         $ 6,704,614    $4,396,400         $2,473,243        $2,122,850       $2,672,873
                                    ===========    ==========         ==========        ==========       ==========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                               161           275                547               528              154
   Units redeemed                       (41,246)      (29,421)           (35,819)          (34,729)         (27,878)
   Units transferred                     (5,583)         (745)            15,093            (1,830)            (485)
                                    -----------    ----------         ----------        ----------       ----------
Increase (decrease) in units
  outstanding                           (46,668)      (29,891)           (20,179)          (36,031)         (28,209)
Beginning units                         279,243       222,731            239,473           213,130          147,097
                                    -----------    ----------         ----------        ----------       ----------
Ending units                            232,575       192,840            219,294           177,099          118,888
                                    ===========    ==========         ==========        ==========       ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                MFS TOTAL    MID-CAP                               TELECOM
                                                                  RETURN      GROWTH    REAL ESTATE  TECHNOLOGY    UTILITY
                                                                PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                (CLASS 1)   (CLASS 1)    (CLASS 1)    (CLASS 1)   (CLASS 1)
                                                               ------------ ----------  -----------  ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $    65,613  $  (36,160) $   (11,056) $   (4,219) $     8,042
   Net realized gains (losses)                                     (87,279)     49,229     (433,404)     (3,634)       2,886
   Change in net unrealized appreciation (depreciation) of
     investments                                                    79,633    (152,150)     568,951     (13,597)      32,719
                                                               -----------  ----------  -----------  ----------  -----------
       Increase (decrease) in net assets from operations            57,967    (139,081)     124,491     (21,450)      43,647
                                                               -----------  ----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                     20,820      12,952           75         158        1,650
   Cost of units redeemed                                       (1,596,483)   (472,531)    (272,540)    (58,208)    (181,535)
   Net transfers                                                  (325,790)    (99,822)    (180,775)     11,494       46,888
   Contract maintenance charge                                      (2,526)       (906)        (629)       (108)        (432)
                                                               -----------  ----------  -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                           (1,903,979)   (560,307)    (453,869)    (46,664)    (133,429)
                                                               -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                               (1,846,012)   (699,388)    (329,378)    (68,114)     (89,782)
Net assets at beginning of period                                7,542,641   2,643,570    2,032,726     299,442    1,023,673
                                                               -----------  ----------  -----------  ----------  -----------
Net assets at end of period                                    $ 5,696,629  $1,944,182  $ 1,703,348  $  231,328  $   933,891
                                                               ===========  ==========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          736       1,137            3          73           99
   Units redeemed                                                  (55,949)    (38,736)     (11,670)    (24,494)     (10,832)
   Units transferred                                               (11,455)     (7,360)      (7,846)      3,411        2,632
                                                               -----------  ----------  -----------  ----------  -----------
Increase (decrease) in units outstanding                           (66,668)    (44,959)     (19,513)    (21,010)      (8,101)
Beginning units                                                    269,183     217,968       91,472     122,750       63,117
                                                               -----------  ----------  -----------  ----------  -----------
Ending units                                                       202,515     173,009       71,959     101,740       55,016
                                                               ===========  ==========  ===========  ==========  ===========

                                                                                                      AMERICAN
                                                                                                     FUNDS ASSET   AMERICAN
                                                               TOTAL RETURN AGGRESSIVE   ALLIANCE    ALLOCATION  FUNDS GLOBAL
                                                                   BOND       GROWTH      GROWTH        SAST     GROWTH SAST
                                                                PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                (CLASS 1)   (CLASS 3)    (CLASS 3)    (CLASS 3)   (CLASS 3)
                                                               ------------ ----------  -----------  ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $    (1,185) $  (23,573) $   (96,324) $  (10,706) $   (89,303)
   Net realized gains (losses)                                     140,374     (65,641)     173,558     (10,264)         127
   Change in net unrealized appreciation (depreciation) of
     investments                                                   (36,189)     14,191     (337,370)      5,169   (1,425,752)
                                                               -----------  ----------  -----------  ----------  -----------
       Increase (decrease) in net assets from operations           103,000     (75,023)    (260,136)    (15,801)  (1,514,928)
                                                               -----------  ----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                      1,616     488,591      154,534     175,533    4,031,764
   Cost of units redeemed                                         (390,593)   (138,062)    (941,110)    (62,322)    (494,994)
   Net transfers                                                  (169,315)    111,608     (152,401)  1,094,261    2,696,003
   Contract maintenance charge                                        (785)       (239)      (1,154)       (259)      (1,147)
                                                               -----------  ----------  -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                             (559,077)    461,898     (940,131)  1,207,213    6,231,626
                                                               -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                 (456,077)    386,875   (1,200,267)  1,191,412    4,716,698
Net assets at beginning of period                                2,654,724   1,360,440    7,706,835   2,549,027   10,474,017
                                                               -----------  ----------  -----------  ----------  -----------
Net assets at end of period                                    $ 2,198,647  $1,747,315  $ 6,506,568  $3,740,439  $15,190,715
                                                               ===========  ==========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                           62      52,298       14,918      17,292      363,368
   Units redeemed                                                  (14,448)    (10,663)     (30,127)     (6,202)     (46,026)
   Units transferred                                                (6,591)      7,713       (5,792)    108,049      260,135
                                                               -----------  ----------  -----------  ----------  -----------
Increase (decrease) in units outstanding                           (20,977)     49,348      (21,001)    119,139      577,477
Beginning units                                                    100,163     106,400      252,380     250,490      933,887
                                                               -----------  ----------  -----------  ----------  -----------
Ending units                                                        79,186     155,748      231,379     369,629    1,511,364
                                                               ===========  ==========  ===========  ==========  ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                            AMERICAN FUNDS AMERICAN FUNDS                BLUE CHIP    CAPITAL
                                                             GROWTH SAST   GROWTH-INCOME    BALANCED      GROWTH      GROWTH
                                                              PORTFOLIO    SAST PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                              (CLASS 3)      (CLASS 3)      (CLASS 3)    (CLASS 3)   (CLASS 3)
                                                            -------------- -------------- ------------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                              $  (119,166)   $   (50,754)   $     3,629  $  (44,635) $   (42,790)
   Net realized gains (losses)                                   (92,385)      (158,265)         7,237      44,286      (62,705)
   Change in net unrealized appreciation (depreciation)
     of investments                                             (416,658)      (116,215)         6,697    (216,584)      24,856
                                                             -----------    -----------    -----------  ----------  -----------
       Increase (decrease) in net assets from
         operations                                             (628,209)      (325,234)        17,563    (216,933)     (80,639)
                                                             -----------    -----------    -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                1,706,441        702,211        217,272     829,559        4,500
   Cost of units redeemed                                       (365,594)      (315,531)      (154,547)   (286,175)    (225,891)
   Net transfers                                               1,018,424        471,134        311,977     505,325     (103,182)
   Contract maintenance charge                                    (1,057)        (1,114)          (335)       (428)        (327)
                                                             -----------    -----------    -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                          2,358,214        856,700        374,367   1,048,281     (324,900)
                                                             -----------    -----------    -----------  ----------  -----------
Increase (decrease) in net assets                              1,730,005        531,466        391,930     831,348     (405,539)
Net assets at beginning of period                              8,634,546      8,579,915      1,097,844   2,418,348    2,849,462
                                                             -----------    -----------    -----------  ----------  -----------
Net assets at end of period                                  $10,364,551    $ 9,111,381    $ 1,489,774  $3,249,696  $ 2,443,923
                                                             ===========    ===========    ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                    166,789         75,683         20,678      90,835          633
   Units redeemed                                                (35,757)       (34,343)        (9,531)    (43,258)     (31,259)
   Units transferred                                             103,678         51,591         21,763      65,139      (13,873)
                                                             -----------    -----------    -----------  ----------  -----------
Increase (decrease) in units outstanding                         234,710         92,931         32,910     112,716      (44,499)
Beginning units                                                  841,974        919,889         70,391     362,712      383,669
                                                             -----------    -----------    -----------  ----------  -----------
Ending units                                                   1,076,684      1,012,820        103,301     475,428      339,170
                                                             ===========    ===========    ===========  ==========  ===========

                                                                 CASH                     DAVIS VENTURE  "DOGS" OF   EMERGING
                                                              MANAGEMENT   CORPORATE BOND     VALUE     WALL STREET   MARKETS
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                              (CLASS 3)      (CLASS 3)      (CLASS 3)    (CLASS 3)   (CLASS 3)
                                                            -------------- -------------- ------------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                              $  (120,962)   $ 1,189,376    $   (93,921) $    8,957  $  (100,811)
   Net realized gains (losses)                                   (96,675)       763,713       (675,224)   (114,683)     579,877
   Change in net unrealized appreciation (depreciation)
     of investments                                               55,496       (868,850)      (540,814)    244,336   (3,017,850)
                                                             -----------    -----------    -----------  ----------  -----------
       Increase (decrease) in net assets from
         operations                                             (162,141)     1,084,239     (1,309,959)    138,610   (2,538,784)
                                                             -----------    -----------    -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                  526,955      4,219,003      2,426,406     250,130      704,691
   Cost of units redeemed                                     (1,748,546)    (2,195,486)    (2,013,292)   (194,174)    (988,978)
   Net transfers                                               1,080,897         81,405        269,056     184,833    1,254,585
   Contract maintenance charge                                      (957)        (2,908)        (3,133)       (278)      (1,292)
                                                             -----------    -----------    -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                           (141,651)     2,102,014        679,037     240,511      969,006
                                                             -----------    -----------    -----------  ----------  -----------
Increase (decrease) in net assets                               (303,792)     3,186,253       (630,922)    379,121   (1,569,778)
Net assets at beginning of period                              8,292,521     23,678,761     22,892,016   1,212,786    9,266,456
                                                             -----------    -----------    -----------  ----------  -----------
Net assets at end of period                                  $ 7,988,729    $26,865,014    $22,261,094  $1,591,907  $ 7,696,678
                                                             ===========    ===========    ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                     52,007        282,154        219,275      22,208       51,457
   Units redeemed                                               (145,306)       (97,438)       (68,956)    (15,482)     (48,705)
   Units transferred                                             100,214         27,319         43,277      15,201       84,346
                                                             -----------    -----------    -----------  ----------  -----------
Increase (decrease) in units outstanding                           6,915        212,035        193,596      21,927       87,098
Beginning units                                                  642,929      1,091,023        771,070     101,208      422,559
                                                             -----------    -----------    -----------  ----------  -----------
Ending units                                                     649,844      1,303,058        964,666     123,135      509,657
                                                             ===========    ===========    ===========  ==========  ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                      EQUITY                   FUNDAMENTAL                  GLOBAL
                                   OPPORTUNITIES FOREIGN VALUE   GROWTH     GLOBAL BOND    EQUITIES
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     (CLASS 3)     (CLASS 3)    (CLASS 3)    (CLASS 3)     (CLASS 3)
                                   ------------- ------------- ----------- ------------- -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $  (14,754)   $    10,000  $  (69,567)  $    49,559   $   (16,676)
   Net realized gains (losses)         (81,826)      (342,227)    (59,299)      188,496      (145,905)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                        73,701     (2,677,967)   (173,998)       23,353       (56,638)
                                    ----------    -----------  ----------   -----------   -----------
       Increase (decrease) in
         net assets from
         operations                    (22,879)    (3,010,194)   (302,864)      261,408      (219,219)
                                    ----------    -----------  ----------   -----------   -----------
From capital transactions:
   Net proceeds from units
     sold                               14,625      4,589,609      90,270     1,486,560       191,775
   Cost of units redeemed             (125,890)    (1,452,890)   (286,031)     (720,186)     (139,185)
   Net transfers                      (107,251)     2,946,700      (6,112)      358,445      (382,070)
   Contract maintenance charge            (210)        (2,572)       (432)         (811)         (343)
                                    ----------    -----------  ----------   -----------   -----------
       Increase (decrease) in
         net assets from
         capital transactions         (218,726)     6,080,847    (202,305)    1,124,008      (329,823)
                                    ----------    -----------  ----------   -----------   -----------
Increase (decrease) in net
  assets                              (241,605)     3,070,653    (505,169)    1,385,416      (549,042)
Net assets at beginning of
  period                             1,345,023     19,729,242   4,526,957     6,615,229     2,228,858
                                    ----------    -----------  ----------   -----------   -----------
Net assets at end of period         $1,103,418    $22,799,895  $4,021,788   $ 8,000,645   $ 1,679,816
                                    ==========    ===========  ==========   ===========   ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                            1,367        444,123       8,182       108,045        20,749
   Units redeemed                       (7,165)       (97,892)    (17,195)      (33,896)       (7,330)
   Units transferred                    (5,872)       296,903       1,225        22,338       (15,232)
                                    ----------    -----------  ----------   -----------   -----------
Increase (decrease) in units
  outstanding                          (11,670)       643,134      (7,788)       96,487        (1,813)
Beginning units                         75,916      1,291,691     275,046       321,561       114,635
                                    ----------    -----------  ----------   -----------   -----------
Ending units                            64,246      1,934,825     267,258       418,048       112,822
                                    ==========    ===========  ==========   ===========   ===========

                                                                           INTERNATIONAL INTERNATIONAL
                                      GROWTH                   HIGH-YIELD   DIVERSIFIED   GROWTH AND
                                   OPPORTUNITIES GROWTH-INCOME    BOND       EQUITIES       INCOME
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     (CLASS 3)     (CLASS 3)    (CLASS 3)    (CLASS 3)     (CLASS 3)
                                   ------------- ------------- ----------- ------------- -------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
   Net investment income
     (loss)                         $ (102,339)   $    (4,957) $  281,403   $    39,469   $   164,520
   Net realized gains (losses)         137,196        (33,312)   (185,091)      (28,220)   (1,136,943)
   Change in net unrealized
     appreciation
     (depreciation) of
     investments                      (292,531)       140,545         529    (1,707,327)     (805,689)
                                    ----------    -----------  ----------   -----------   -----------
       Increase (decrease) in
         net assets from
         operations                   (257,674)       102,276      96,841    (1,696,078)   (1,778,112)
                                    ----------    -----------  ----------   -----------   -----------
From capital transactions:
   Net proceeds from units
     sold                            1,800,708      1,233,138     502,642       136,424       222,944
   Cost of units redeemed             (467,525)      (134,857)   (528,725)   (1,096,413)     (884,831)
   Net transfers                       854,401         41,355    (377,991)      427,942       666,755
   Contract maintenance charge            (578)          (177)       (626)       (1,657)       (1,318)
                                    ----------    -----------  ----------   -----------   -----------
       Increase (decrease) in
         net assets from
         capital transactions        2,187,006      1,139,459    (404,700)     (533,704)        3,550
                                    ----------    -----------  ----------   -----------   -----------
Increase (decrease) in net
  assets                             1,929,332      1,241,735    (307,859)   (2,229,782)   (1,774,562)
Net assets at beginning of
  period                             5,449,232        662,769   4,124,754    11,510,610    12,654,748
                                    ----------    -----------  ----------   -----------   -----------
Net assets at end of period         $7,378,564    $ 1,904,504  $3,816,895   $ 9,280,828   $10,880,186
                                    ==========    ===========  ==========   ===========   ===========
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                          184,906        129,087      42,032        13,431        28,017
   Units redeemed                      (72,628)        (5,813)    (25,121)      (86,691)      (67,659)
   Units transferred                   111,545         15,704     (11,390)       42,365        65,838
                                    ----------    -----------  ----------   -----------   -----------
Increase (decrease) in units
  outstanding                          223,823        138,978       5,521       (30,895)       26,196
Beginning units                        849,981         27,663     208,345       889,559       963,613
                                    ----------    -----------  ----------   -----------   -----------
Ending units                         1,073,804        166,641     213,866       858,664       989,809
                                    ==========    ===========  ==========   ===========   ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                              MARSICO
                                                              FOCUSED    MFS MASSACHUSETTS MFS TOTAL     MID-CAP
                                                              GROWTH      INVESTORS TRUST    RETURN      GROWTH    REAL ESTATE
                                                             PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                             (CLASS 3)       (CLASS 3)     (CLASS 3)    (CLASS 3)   (CLASS 3)
                                                            -----------  ----------------- ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                             $   (44,736)    $   (93,523)   $   89,280  $  (87,503) $   (83,272)
   Net realized gains (losses)                                  (97,913)        131,319      (178,818)    164,914     (580,664)
   Change in net unrealized appreciation (depreciation)
     of investments                                              56,727        (391,775)      111,953    (472,811)   1,333,591
                                                            -----------     -----------    ----------  ----------  -----------
       Increase (decrease) in net assets from
         operations                                             (85,922)       (353,979)       22,415    (395,400)     669,655
                                                            -----------     -----------    ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                 845,048       2,725,256       403,322     735,886    1,799,692
   Cost of units redeemed                                      (273,948)       (448,262)     (829,750)   (395,639)    (836,532)
   Net transfers                                                162,618         919,526       167,440     133,295      (48,668)
   Contract maintenance charge                                     (359)           (739)       (1,676)       (674)      (1,433)
                                                            -----------     -----------    ----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                           733,359       3,195,781      (260,664)    472,868      913,059
                                                            -----------     -----------    ----------  ----------  -----------
Increase (decrease) in net assets                               647,437       2,841,802      (238,249)     77,468    1,582,714
Net assets at beginning of period                             2,804,766       7,674,548     9,254,773   5,438,398   10,172,626
                                                            -----------     -----------    ----------  ----------  -----------
Net assets at end of period                                 $ 3,452,203     $10,516,350    $9,016,524  $5,515,866  $11,755,340
                                                            ===========     ===========    ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                    79,142         232,190        37,120      62,112      188,387
   Units redeemed                                               (24,045)        (26,357)      (33,683)    (32,963)     (41,542)
   Units transferred                                             16,440          76,250         9,050      15,725       23,574
                                                            -----------     -----------    ----------  ----------  -----------
Increase (decrease) in units outstanding                         71,537         282,083        12,487      44,874      170,419
Beginning units                                                 245,321         412,047       387,980     461,848      552,844
                                                            -----------     -----------    ----------  ----------  -----------
Ending units                                                    316,858         694,130       400,467     506,722      723,263
                                                            ===========     ===========    ==========  ==========  ===========

                                                            SMALL & MID                                  TELECOM   TOTAL RETURN
                                                             CAP VALUE     SMALL COMPANY   TECHNOLOGY    UTILITY       BOND
                                                             PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                             (CLASS 3)       (CLASS 3)     (CLASS 3)    (CLASS 3)   (CLASS 3)
                                                            -----------  ----------------- ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                             $  (302,607)    $  (101,909)   $  (22,532) $    4,489  $   (45,379)
   Net realized gains (losses)                                  (31,130)        123,524        (7,359)     (7,368)   1,023,938
   Change in net unrealized appreciation (depreciation)
     of investments                                          (1,576,212)       (316,834)      (59,119)     27,982       67,472
                                                            -----------     -----------    ----------  ----------  -----------
       Increase (decrease) in net assets from
         operations                                          (1,909,949)       (295,219)      (89,010)     25,103    1,046,031
                                                            -----------     -----------    ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                               3,644,485       1,924,075        49,383      79,231    7,717,238
   Cost of units redeemed                                    (1,485,271)       (396,979)     (198,154)    (45,660)  (1,331,479)
   Net transfers                                              1,109,048         463,715      (120,168)     10,395    3,035,824
   Contract maintenance charge                                   (2,550)           (773)         (261)       (169)      (1,816)
                                                            -----------     -----------    ----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                         3,265,712       1,990,038      (269,200)     43,797    9,419,767
                                                            -----------     -----------    ----------  ----------  -----------
Increase (decrease) in net assets                             1,355,763       1,694,819      (358,210)     68,900   10,465,798
Net assets at beginning of period                            20,283,172       6,954,490     1,598,816     598,110   18,716,248
                                                            -----------     -----------    ----------  ----------  -----------
Net assets at end of period                                 $21,638,935     $ 8,649,309    $1,240,606  $  667,010  $29,182,046
                                                            ===========     ===========    ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                   289,785         190,216        12,810       6,056      532,166
   Units redeemed                                               (81,776)        (41,428)      (82,344)     (2,858)     (62,198)
   Units transferred                                            102,896          56,469       (53,296)        696      181,340
                                                            -----------     -----------    ----------  ----------  -----------
Increase (decrease) in units outstanding                        310,905         205,257      (122,830)      3,894      651,308
Beginning units                                               1,080,689         706,486       672,158      38,776      867,507
                                                            -----------     -----------    ----------  ----------  -----------
Ending units                                                  1,391,594         911,743       549,328      42,670    1,518,815
                                                            ===========     ===========    ==========  ==========  ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                               INVESCO VAN
                                                               KAMPEN V.I.  INVESCO VAN  INVESCO VAN
                                                                 AMERICAN   KAMPEN V.I.  KAMPEN V.I.   DIVERSIFIED    EQUITY
                                                                FRANCHISE     COMSTOCK   GROWTH AND   INTERNATIONAL   INCOME
                                                                   FUND     FUND (SERIES INCOME FUND     ACCOUNT      ACCOUNT
                                                               (SERIES II)      II)      (SERIES II)    (CLASS 2)    (CLASS 2)
                                                               ------------ ------------ -----------  ------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $  (15,452) $   (25,180) $  (100,689)   $  (6,105)  $   (9,416)
   Net realized gains (losses)                                      93,607      (73,391)    (178,666)     (35,203)     (45,611)
   Change in net unrealized appreciation (depreciation) of
     investments                                                  (153,239)    (290,769)    (524,861)     (12,221)      89,623
                                                                ----------  -----------  -----------    ---------   ----------
       Increase (decrease) in net assets from operations           (75,084)    (389,340)    (804,216)     (53,529)      34,596
                                                                ----------  -----------  -----------    ---------   ----------
From capital transactions:
   Net proceeds from units sold                                     94,263    2,270,916    2,982,532        2,544        2,480
   Cost of units redeemed                                         (150,279)    (818,416)  (1,594,293)     (48,231)    (209,053)
   Net transfers                                                   (48,898)     774,187      935,025       (2,321)      (4,165)
   Contract maintenance charge                                         (65)      (1,171)      (2,591)         (93)        (206)
                                                                ----------  -----------  -----------    ---------   ----------
       Increase (decrease) in net assets from capital
         transactions                                             (104,979)   2,225,516    2,320,673      (48,101)    (210,944)
                                                                ----------  -----------  -----------    ---------   ----------
Increase (decrease) in net assets                                 (180,063)   1,836,176    1,516,457     (101,630)    (176,348)
Net assets at beginning of period                                1,075,228    9,859,429   21,272,406      476,248      915,078
                                                                ----------  -----------  -----------    ---------   ----------
Net assets at end of period                                     $  895,165  $11,695,605  $22,788,863    $ 374,618   $  738,730
                                                                ==========  ===========  ===========    =========   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        8,150      224,740      280,611          375          252
   Units redeemed                                                  (13,732)     (68,361)    (118,040)      (7,345)     (21,856)
   Units transferred                                                (4,861)      81,289       95,202         (328)        (292)
                                                                ----------  -----------  -----------    ---------   ----------
Increase (decrease) in units outstanding                           (10,443)     237,668      257,773       (7,298)     (21,896)
Beginning units                                                     99,273      818,598    1,571,696       74,288       99,118
                                                                ----------  -----------  -----------    ---------   ----------
Ending units                                                        88,830    1,056,266    1,829,469       66,990       77,222
                                                                ==========  ===========  ===========    =========   ==========

                                                               GOVERNMENT &               LARGECAP      LARGECAP      MIDCAP
                                                               HIGH QUALITY    INCOME       BLEND        GROWTH        BLEND
                                                               BOND ACCOUNT   ACCOUNT    ACCOUNT II      ACCOUNT      ACCOUNT
                                                                (CLASS 2)    (CLASS 2)    (CLASS 2)     (CLASS 2)    (CLASS 2)
                                                               ------------ ------------ -----------  ------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $     (143) $    (3,399) $    (1,238)   $    (616)  $  (25,275)
   Net realized gains (losses)                                          32        3,120      (15,379)       5,082     (181,427)
   Change in net unrealized appreciation (depreciation) of
     investments                                                       551       13,157       16,554       (4,920)     299,651
                                                                ----------  -----------  -----------    ---------   ----------
       Increase (decrease) in net assets from operations               440       12,878          (63)        (454)      92,949
                                                                ----------  -----------  -----------    ---------   ----------
From capital transactions:
   Net proceeds from units sold                                         --           --           --           --           --
   Cost of units redeemed                                           (1,539)    (419,326)     (27,593)     (17,571)    (193,041)
   Net transfers                                                        68      349,565           61        7,053     (131,715)
   Contract maintenance charge                                          (9)         (32)         (34)         (13)        (943)
                                                                ----------  -----------  -----------    ---------   ----------
       Increase (decrease) in net assets from capital
         transactions                                               (1,480)     (69,793)     (27,566)     (10,531)    (325,699)
                                                                ----------  -----------  -----------    ---------   ----------
Increase (decrease) in net assets                                   (1,040)     (56,915)     (27,629)     (10,985)    (232,750)
Net assets at beginning of period                                   10,904      304,723       96,483       44,359    1,594,264
                                                                ----------  -----------  -----------    ---------   ----------
Net assets at end of period                                     $    9,864  $   247,808  $    68,854    $  33,374   $1,361,514
                                                                ==========  ===========  ===========    =========   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                           --           --           --           --           --
   Units redeemed                                                     (200)     (47,786)      (4,165)      (2,412)     (17,966)
   Units transferred                                                     9       40,053           22        1,111      (12,911)
                                                                ----------  -----------  -----------    ---------   ----------
Increase (decrease) in units outstanding                              (191)      (7,733)      (4,143)      (1,301)     (30,877)
Beginning units                                                      1,425       34,947       15,251        6,386      157,610
                                                                ----------  -----------  -----------    ---------   ----------
Ending units                                                         1,234       27,214       11,108        5,085      126,733
                                                                ==========  ===========  ===========    =========   ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                       Principal
                                                                                        Capital    Real Estate     SAM
                                                                         Money Market Appreciation Securities    Balanced
                                                                           Account      Account      Account    Portfolio
                                                                          (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                                                         ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $   (2,061)  $  (5,597)   $   (248)  $    81,563
   Net realized gains (losses)                                                    --       2,209        (136)     (102,428)
   Change in net unrealized appreciation (depreciation) of
     investments                                                                  --      (1,683)      1,804       (47,468)
                                                                          ----------   ---------    --------   -----------
       Increase (decrease) in net assets from operations                      (2,061)     (5,071)      1,420       (68,333)
                                                                          ----------   ---------    --------   -----------
From capital transactions:
   Net proceeds from units sold                                                   --          --          --           659
   Cost of units redeemed                                                       (748)    (56,463)        (59)     (748,586)
   Net transfers                                                             (94,886)        147       7,053      (240,132)
   Contract maintenance charge                                                    (1)        (46)        (25)       (2,857)
                                                                          ----------   ---------    --------   -----------
       Increase (decrease) in net assets from capital transactions           (95,635)    (56,362)      6,969      (990,916)
                                                                          ----------   ---------    --------   -----------
Increase (decrease) in net assets                                            (97,696)    (61,433)      8,389    (1,059,249)
Net assets at beginning of period                                            205,000     380,064      11,504     9,490,958
                                                                          ----------   ---------    --------   -----------
Net assets at end of period                                               $  107,304   $ 318,631    $ 19,893   $ 8,431,709
                                                                          ==========   =========    ========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                     --          --          --            70
   Units redeemed                                                               (130)     (4,536)         (5)      (72,021)
   Units transferred                                                         (16,181)         12         405       (22,424)
                                                                          ----------   ---------    --------   -----------
Increase (decrease) in units outstanding                                     (16,311)     (4,524)        400       (94,375)
Beginning units                                                               35,128      30,809         663       915,093
                                                                          ----------   ---------    --------   -----------
Ending units                                                                  18,817      26,285       1,063       820,718
                                                                          ==========   =========    ========   ===========

                                                                             SAM          SAM          SAM
                                                                         Conservative   Flexible    Strategic   Short-Term
                                                                            Growth       Income      Growth       Income
                                                                          Portfolio    Portfolio    Portfolio    Account
                                                                          (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                                                         ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $    2,180   $  14,914    $   (763)  $      (599)
   Net realized gains (losses)                                              (109,074)    (21,288)       (533)           55
   Change in net unrealized appreciation (depreciation) of
     investments                                                              93,484      18,533      (9,054)          291
                                                                          ----------   ---------    --------   -----------
       Increase (decrease) in net assets from operations                     (13,410)     12,159     (10,350)         (253)
                                                                          ----------   ---------    --------   -----------
From capital transactions:
   Net proceeds from units sold                                                   --          --          --            --
   Cost of units redeemed                                                   (237,421)   (166,697)     (2,640)         (856)
   Net transfers                                                            (358,136)     (4,973)        722            --
   Contract maintenance charge                                                  (514)       (295)        (33)          (59)
                                                                          ----------   ---------    --------   -----------
       Increase (decrease) in net assets from capital transactions          (596,071)   (171,965)     (1,951)         (915)
                                                                          ----------   ---------    --------   -----------
Increase (decrease) in net assets                                           (609,481)   (159,806)    (12,301)       (1,168)
Net assets at beginning of period                                          1,511,685     799,210     285,182        43,105
                                                                          ----------   ---------    --------   -----------
Net assets at end of period                                               $  902,204   $ 639,404    $272,881   $    41,937
                                                                          ==========   =========    ========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                     --          --          --            --
   Units redeemed                                                            (23,360)    (17,892)       (243)         (125)
   Units transferred                                                         (33,625)       (556)         66            --
                                                                          ----------   ---------    --------   -----------
Increase (decrease) in units outstanding                                     (56,985)    (18,448)       (177)         (125)
Beginning units                                                              145,807      83,668      25,876         5,895
                                                                          ----------   ---------    --------   -----------
Ending units                                                                  88,822      65,220      25,699         5,770
                                                                          ==========   =========    ========   ===========

                                                                             SAM
                                                                         Conservative
                                                                           Balanced
                                                                          Portfolio
                                                                          (Class 2)
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $   4,794
   Net realized gains (losses)                                               (8,980)
   Change in net unrealized appreciation (depreciation) of
     investments                                                              6,634
                                                                          ---------
       Increase (decrease) in net assets from operations                      2,448
                                                                          ---------
From capital transactions:
   Net proceeds from units sold                                                  --
   Cost of units redeemed                                                   (95,118)
   Net transfers                                                            (61,104)
   Contract maintenance charge                                                 (294)
                                                                          ---------
       Increase (decrease) in net assets from capital transactions         (156,516)
                                                                          ---------
Increase (decrease) in net assets                                          (154,068)
Net assets at beginning of period                                           367,503
                                                                          ---------
Net assets at end of period                                               $ 213,435
                                                                          =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                    --
   Units redeemed                                                           (12,032)
   Units transferred                                                         (6,882)
                                                                          ---------
Increase (decrease) in units outstanding                                    (18,914)
Beginning units                                                              45,994
                                                                          ---------
Ending units                                                                 27,080
                                                                          =========


                                                                           SmallCap
                                                                            Growth
                                                                          Account II
                                                                          (Class 2)
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $    (272)
   Net realized gains (losses)                                                  241
   Change in net unrealized appreciation (depreciation) of
     investments                                                                538
                                                                          ---------
       Increase (decrease) in net assets from operations                        507
                                                                          ---------
From capital transactions:
   Net proceeds from units sold                                                  --
   Cost of units redeemed                                                    (1,452)
   Net transfers                                                             30,690
   Contract maintenance charge                                                  (18)
                                                                          ---------
       Increase (decrease) in net assets from capital transactions           29,220
                                                                          ---------
Increase (decrease) in net assets                                            29,727
Net assets at beginning of period                                             7,336
                                                                          ---------
Net assets at end of period                                               $  37,063
                                                                          =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                    --
   Units redeemed                                                              (210)
   Units transferred                                                          5,237
                                                                          ---------
Increase (decrease) in units outstanding                                      5,027
Beginning units                                                               1,133
                                                                          ---------
Ending units                                                                  6,160
                                                                          =========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                Columbia
                                                Variable    Columbia Variable    Asset
                                              Portfolio -   Portfolio--Marsico Allocation
                                              High Income    Focused Equities     Fund     Global Growth    Growth Fund
                                             Fund (Class 1)   Fund (Class 1)   (Class 2)   Fund (Class 2)    (Class 2)
                                             -------------- ------------------ ----------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $    11,750      $    (6,807)    $   19,655   $   (14,202)    $   (89,435)
   Net realized gains (losses)                      4,924          (21,258)       (44,979)       38,536         (96,525)
   Change in net unrealized
     appreciation (depreciation) of
     investments                                   (2,250)           2,901         40,815      (998,633)       (339,016)
                                              -----------      -----------     ----------   -----------     -----------
       Increase (decrease) in net
         assets from operations                    14,424          (25,164)        15,491      (974,299)       (524,976)
                                              -----------      -----------     ----------   -----------     -----------
From capital transactions:
   Net proceeds from units sold                    11,935           11,995         27,084       197,980          65,355
   Cost of units redeemed                         (37,913)         (73,600)      (262,238)   (1,191,791)     (1,471,419)
   Net transfers                                  (96,527)          70,506         (8,372)      (92,659)       (274,918)
   Contract maintenance charge                        (61)            (132)          (399)       (1,586)         (1,608)
                                              -----------      -----------     ----------   -----------     -----------
       Increase (decrease) in net
         assets from capital
         transactions                            (122,566)           8,769       (243,925)   (1,088,056)     (1,682,590)
                                              -----------      -----------     ----------   -----------     -----------
Increase (decrease) in net assets                (108,142)         (16,395)      (228,434)   (2,062,355)     (2,207,566)
Net assets at beginning of period                 321,620          573,654      2,106,807    10,692,807      11,489,423
                                              -----------      -----------     ----------   -----------     -----------
Net assets at end of period                   $   213,478      $   557,259     $1,878,373   $ 8,630,452     $ 9,281,857
                                              ===========      ===========     ==========   ===========     ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                         629              982          1,677         8,029           3,221
   Units redeemed                                  (2,014)          (6,588)       (15,346)      (52,046)        (72,717)
   Units transferred                               (4,995)           6,315           (442)       (3,153)        (13,550)
                                              -----------      -----------     ----------   -----------     -----------
Increase (decrease) in units outstanding           (6,380)             709        (14,111)      (47,170)        (83,046)
Beginning units                                    17,492           50,384        125,672       460,508         577,056
                                              -----------      -----------     ----------   -----------     -----------
Ending units                                       11,112           51,093        111,561       413,338         494,010
                                              ===========      ===========     ==========   ===========     ===========

                                                                                             Wilmington
                                                                                Mid Cap       Managed        Franklin
                                                Growth-         Growth and       Stock       Allocation       Income
                                              Income Fund    Income Portfolio  Portfolio   Fund--Moderate Securities Fund
                                               (Class 2)        (Class VC)     (Class VC)    Growth II       (Class 2)
                                             -------------- ------------------ ----------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $    11,531      $   (90,108)    $   (1,285)  $       111     $   190,075
   Net realized gains (losses)                   (264,963)        (219,858)        (4,394)       (1,502)         12,527
   Change in net unrealized
     appreciation (depreciation) of
     investments                                 (115,782)        (589,008)        (2,869)       (5,883)       (177,452)
                                              -----------      -----------     ----------   -----------     -----------
       Increase (decrease) in net
         assets from operations                  (369,214)        (898,974)        (8,548)       (7,274)         25,150
                                              -----------      -----------     ----------   -----------     -----------
From capital transactions:
   Net proceeds from units sold                    62,204        1,176,554          3,126            --       1,947,810
   Cost of units redeemed                      (1,398,089)        (740,510)       (13,967)       (7,327)       (218,858)
   Net transfers                                 (187,565)         535,138         (7,830)       (3,309)      1,552,782
   Contract maintenance charge                     (1,721)          (1,411)           (99)          (22)           (375)
                                              -----------      -----------     ----------   -----------     -----------
       Increase (decrease) in net
         assets from capital
         transactions                          (1,525,171)         969,771        (18,770)      (10,658)      3,281,359
                                              -----------      -----------     ----------   -----------     -----------
Increase (decrease) in net assets              (1,894,385)          70,797        (27,318)      (17,932)      3,306,509
Net assets at beginning of period              12,783,276       11,488,810        202,710       117,510       2,942,495
                                              -----------      -----------     ----------   -----------     -----------
Net assets at end of period                   $10,888,891      $11,559,607     $  175,392   $    99,578     $ 6,249,004
                                              ===========      ===========     ==========   ===========     ===========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                       3,054          124,926            235            --         186,114
   Units redeemed                                 (84,930)         (65,818)          (997)         (730)        (20,747)
   Units transferred                              (10,579)          57,649           (503)         (347)        146,714
                                              -----------      -----------     ----------   -----------     -----------
Increase (decrease) in units outstanding          (92,455)         116,757         (1,265)       (1,077)        312,081
Beginning units                                   771,857          991,030         13,916        12,029         282,085
                                              -----------      -----------     ----------   -----------     -----------
Ending units                                      679,402        1,107,787         12,651        10,952         594,166
                                              ===========      ===========     ==========   ===========     ===========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                      Franklin
                                                     Templeton
                                                    VIP Founding                         Allocation
                                                       Funds     Allocation  Allocation   Moderate   Allocation
                                                     Allocation   Balanced     Growth      Growth     Moderate   Real Return
                                                        Fund     Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                     (Class 2)   (Class 3)   (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                                    ------------ ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                      $  (47,454) $    4,709  $   (2,060) $    2,922  $      410  $  (80,486)
   Net realized gains (losses)                            7,805       4,623       3,343       9,061       9,514      44,688
   Change in net unrealized appreciation
     (depreciation) of investments                      (52,915)    (53,448)   (119,943)   (252,062)   (305,163)    238,918
                                                     ----------  ----------  ----------  ----------  ----------  ----------
   Increase (decrease) in net assets from
     operations                                         (92,564)    (44,116)   (118,660)   (240,079)   (295,239)    203,120
                                                     ----------  ----------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS:
   Net proceeds from units sold                         381,279   2,302,832   1,085,912   2,433,605   4,589,272   3,489,860
   Cost of units redeemed                               (96,260)   (110,067)    (52,081)    (64,683)   (190,243)   (245,204)
   Net transfers                                         77,814     638,273     122,855   1,004,038     851,345   1,613,515
   Contract maintenance charge                             (385)        (52)         --        (140)       (105)       (245)
                                                     ----------  ----------  ----------  ----------  ----------  ----------
   Increase (decrease) in net assets from capital
     transactions                                       362,448   2,830,986   1,156,686   3,372,820   5,250,269   4,857,926
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                       269,884   2,786,870   1,038,026   3,132,741   4,955,030   5,061,046
Net assets at beginning of period                     2,983,855   1,708,086     207,442     980,010   1,629,705   2,763,425
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period                          $3,253,739  $4,494,956  $1,245,468  $4,112,751  $6,584,735  $7,824,471
                                                     ==========  ==========  ==========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            42,436     201,599      95,589     214,287     397,679     298,362
   Units redeemed                                       (10,470)     (9,526)     (4,908)     (5,985)    (16,924)    (20,903)
   Units transferred                                      7,997      55,459      12,229      92,606      73,927     137,429
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in units outstanding                 39,963     247,532     102,910     300,908     454,682     414,888
Beginning units                                         323,878     148,850      18,629      88,273     142,836     242,390
                                                     ----------  ----------  ----------  ----------  ----------  ----------
Ending units                                            363,841     396,382     121,539     389,181     597,518     657,278
                                                     ==========  ==========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   FS Variable Separate Account of The United States Life Insurance Company in the City of New York (the "Separate Account") is an investment account of The United States Life Insurance Company in the City of New York (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   The Separate Account offers the following variable annuity products: FSA Advisor, FSA Polaris, FSA Polaris II, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum III, FSA Polaris Platinum O-Series, FSA Polaris Preferred Solution, FSA Polaris Retirement Protector and FSA WM Diversified Strategies III.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

   The Separate Account is composed of a total of 108 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty three currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contract Funds, Inc. (the "Principal Funds"),
   (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (9) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)


   is that the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, the Class 2 shares in the American Series and the Principal Funds, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Invesco Funds are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class I shares of the Columbia Trust I are not subject to the 12b-1 fees. The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Invesco Funds, the Principal Funds, the Columbia Trust I, the Franklin Templeton Trust, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust, and Seasons Trust are affiliated investment companies. The contractholder may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by contractholders to the Variable Accounts and do not include balances allocated to the General Account.

   On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

   On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on the total net assets of the portfolios.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are port of the total

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


   operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table and the 1983 (a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of changes in Net Assets. Additional amounts which will be transferred to or from the Company are disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)


   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2012 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2012 and for the year then ended. The Separate Account had no liabilities as of December 31, 2012. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2012, and indicating the levels of the fair value measurement based on the levels of the inputs used.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of the contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Advisor 1.52%; FSA Polaris 1.52%; FSA Polaris II 1.52%; FSA Polaris II A-Class Platinum Series 0.85%; FSA Polaris Advantage 1.65% or 1.90%; FSA Polaris Advantage II 1.30%, 1.55%, 1.90% or 2.15%, FSA Polaris Choice 1.52% or 1.72%; FSA Polaris Choice III 1.52% or 1.77%; FSA Polaris Choice IV 1.65% or 1.90%, FSA Polaris Platinum III 1.30% or 1.55%, FSA Polaris Platinum O-Series 0.95% or 1.20%, FSA Polaris Preferred Solution 1.15%, 1.40%, 1.55%, 1.65%, or 1.80%; FSA Polaris Retirement Protector 1.30%, 1.55% or 1.80%, FSA WM Diversified Strategies III 1.55% or 1.70%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA Polaris II, FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90/th/ day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The MarketLock for Two feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45 in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage, FSA Polaris Platinum III, FSA Polaris II A-Class Platinum Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculate as the greater of purchase payments made in the first year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock Income Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Advantage, FSA Polaris II A-Class Platinum

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Choice IV, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum O-Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Retirement Protector and FSA Polaris Preferred Solution. The SunAmerica Income Builder feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Advantage, FSA Polaris Advantage II, FSA and FSA Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and from 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   is deducted from the contract value on a quarterly basis over a period of seven years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct any premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2012 consist of the following:

                                                  COST OF SHARES PROCEEDS FROM
 VARIABLE ACCOUNT:                                   ACQUIRED     SHARES SOLD
 -----------------                                -------------- -------------
 ANCHOR TRUST:
 Asset Allocation Portfolio (Class 1)               $  200,601    $  781,621
 Capital Appreciation Portfolio (Class 1)              393,932     2,131,903
 Government and Quality Bond Portfolio (Class 1)       891,421     1,511,424
 Growth Portfolio (Class 1)                             96,588       761,649
 Natural Resources Portfolio (Class 1)                 347,779       417,607
 Asset Allocation Portfolio (Class 3)                  837,490       405,363
 Capital Appreciation Portfolio (Class 3)            3,149,408     3,287,225
 Government and Quality Bond Portfolio (Class 3)     9,641,333     5,234,845
 Growth Portfolio (Class 3)                            569,620     1,182,269
 Natural Resources Portfolio (Class 3)               2,086,556     1,462,569
 SUNAMERICA TRUST:
 Aggressive Growth Portfolio (Class 1)              $    4,576    $  409,468

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)



                                                          COST OF SHARES PROCEEDS FROM
VARIABLE ACCOUNT:                                            ACQUIRED     SHARES SOLD
-----------------                                         -------------- -------------
SUNAMERICA TRUST (continued):
Alliance Growth Portfolio (Class 1)                         $   65,157    $1,324,577
Balanced Portfolio (Class 1)                                    77,947       394,600
Blue Chip Growth Portfolio (Class 1)                            19,129        57,983
Capital Growth Portfolio (Class 1)                               2,984        60,289
Cash Management Portfolio (Class 1)                            411,779       743,398
Corporate Bond Portfolio (Class 1)                             292,785       709,371
Davis Venture Value Portfolio (Class 1)                      1,011,172     3,342,903
"Dogs" of Wall Street Portfolio (Class 1)                       60,762       163,989
Emerging Markets Portfolio (Class 1)                            98,585       571,617
Equity Opportunities Portfolio (Class 1)                        25,765       370,494
Fundamental Growth Portfolio (Class 1)                          11,093       482,882
Global Bond Portfolio (Class 1)                                265,458       354,012
Global Equities Portfolio (Class 1)                             30,168       244,469
Growth Opportunities Portfolio (Class 1)                        22,081        41,843
Growth-Income Portfolio (Class 1)                              675,563     1,237,693
High-Yield Bond Portfolio (Class 1)                            714,738     1,704,894
International Diversified Equities Portfolio (Class 1)          47,086       491,526
International Growth and Income Portfolio (Class 1)             67,721       410,099
MFS Massachusetts Investors Trust Portfolio (Class 1)           25,667       542,335
MFS Total Return Portfolio (Class 1)                           181,803     1,205,894
Mid-Cap Growth Portfolio (Class 1)                              70,026       397,562
Real Estate Portfolio (Class 1)                                143,586       353,165
Technology Portfolio (Class 1)                                  18,370        73,789
Telecom Utility Portfolio (Class 1)                             53,886       100,046
Total Return Bond Portfolio (Class 1)                          518,562       570,197
Aggressive Growth Portfolio (Class 3)                          362,131       243,266
Alliance Growth Portfolio (Class 3)                            715,778     1,311,506
American Funds Asset Allocation SAST Portfolio (Class 3)     2,990,545     2,490,417
American Funds Global Growth SAST Portfolio (Class 3)        4,080,420     3,106,641
American Funds Growth SAST Portfolio (Class 3)               2,357,991     1,830,116
American Funds Growth-Income SAST Portfolio (Class 3)        1,641,198     1,340,296
Balanced Portfolio (Class 3)                                 6,884,023       594,452
Blue Chip Growth Portfolio (Class 3)                           768,500       610,525
Capital Growth Portfolio (Class 3)                             261,042       633,381
Cash Management Portfolio (Class 3)                          3,685,320     4,851,022
Corporate Bond Portfolio (Class 3)                           8,930,437     4,200,525
Davis Venture Value Portfolio (Class 3)                      4,288,829     2,941,768
"Dogs" of Wall Street Portfolio (Class 3)                      875,442       263,700
Emerging Markets Portfolio (Class 3)                         1,462,932     1,888,545

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                           COST OF SHARES PROCEEDS FROM
VARIABLE ACCOUNT:                                             ACQUIRED     SHARES SOLD
-----------------                                          -------------- -------------
SUNAMERICA TRUST (continued):
Equity Opportunities Portfolio (Class 3)                    $    352,003   $  221,025
Foreign Value Portfolio (Class 3)                              5,071,106    4,808,686
Fundamental Growth Portfolio (Class 3)                           463,089    1,079,318
Global Bond Portfolio (Class 3)                                4,162,061    1,036,597
Global Equities Portfolio (Class 3)                              385,260      466,790
Growth Opportunities Portfolio (Class 3)                       1,910,130    1,189,409
Growth-Income Portfolio (Class 3)                              3,392,274      481,036
High-Yield Bond Portfolio (Class 3)                            2,622,379      891,878
International Diversified Equities Portfolio (Class 3)           577,777    1,835,124
International Growth and Income Portfolio (Class 3)              809,043    2,454,278
Marsico Focused Growth Portfolio (Class 3)                     1,276,884      646,612
MFS Massachusetts Investors Trust Portfolio (Class 3)          3,433,736    1,714,697
MFS Total Return Portfolio (Class 3)                           2,578,995    1,440,487
Mid-Cap Growth Portfolio (Class 3)                             1,291,463    1,461,833
Protected Asset Allocation SAST Portfolio (Class 3) /(3)/         97,821          386
Real Estate Portfolio (Class 3)                                2,246,210    1,991,196
Small & Mid Cap Value Portfolio (Class 3)                      6,214,887    4,402,453
Small Company Value Portfolio (Class 3)                        2,105,955    1,767,909
SunAmerica Dynamic Allocation Portfolio (Class 3) /(1)/      107,776,565    1,077,981
SunAmerica Dynamic Strategy Portfolio (Class 3) /(2)/         13,810,263      214,588
Technology Portfolio (Class 3)                                   263,282      379,002
Telecom Utility Portfolio (Class 3)                              368,197      109,001
Total Return Bond Portfolio (Class 3)                         16,327,805    5,176,011
INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. American Franchise Fund             $     57,809   $  344,553
Invesco Van Kampen V.I. Comstock Fund                          2,817,833    1,907,940
Invesco Van Kampen V.I. Growth and Income Fund                 3,780,722    3,390,927
PRINCIPAL FUNDS, INC. (Class 2):
Diversified International Account                           $      7,082   $   17,277
Equity Income Account                                             21,438       78,598
Government & High Quality Bond Account                               375          206
Income Account                                                    11,226       28,386
LargeCap Blend Account II                                          1,003        4,226
LargeCap Growth Account                                                4          827
MidCap Blend Account                                              29,132      353,639
Money Market Account                                                  10        2,566
Principal Capital Appreciation Account                             6,615       49,847

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                            COST OF SHARES PROCEEDS FROM
VARIABLE ACCOUNT:                                              ACQUIRED     SHARES SOLD
-----------------                                           -------------- -------------
PRINCIPAL FUNDS, INC. (Class 2) (continued):
Real Estate Securities Account                                $      238    $      473
SAM Balanced Portfolio                                           260,148     2,265,455
SAM Conservative Balanced Portfolio                                2,543       112,290
SAM Conservative Growth Portfolio                                  1,984       225,984
SAM Flexible Income Portfolio                                     24,902        74,969
SAM Strategic Growth Portfolio                                       596         6,928
Short-Term Income Account                                          1,462           959
SmallCap Growth Account II                                             9         2,362
COLUMBIA FUNDS TRUST I (Class 1):
Columbia Variable Portfolio - High Income Fund                $   31,550    $   73,098
Columbia Variable Portfolio--Marsico Focused Equities Fund        76,563        78,533
AMERICAN FUNDS INSURANCE SERIES (Class 2):
Asset Allocation Fund                                         $  248,884    $  334,162
Global Growth Fund                                               392,109     1,489,783
Growth Fund                                                      302,526     1,634,383
Growth-Income Fund                                               338,852     1,510,184
LORD ABBETT SERIES FUNDS, INC. (Class VC):
Growth and Income Portfolio                                   $1,456,795    $1,641,741
Mid Cap Value Portfolio                                            1,426        53,976
WILMINGTON FUNDS:
Wilmington Managed Allocation Fund-Moderate Growth II         $      500    $  104,313
FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                               $4,295,020    $  765,119
Franklin Templeton VIP Founding Funds Allocation Fund            553,469       459,285
SEASONS SERIES TRUST (Class 3):
Allocation Balanced Portfolio                                 $6,560,923    $  999,473
Allocation Growth Portfolio                                      241,993       191,852
Allocation Moderate Portfolio                                  4,256,430       883,276
Allocation Moderate Growth Portfolio                           2,948,750       831,276
Real Return Portfolio                                          6,543,545     1,390,746

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


    (3)For the period from October 15, 2012 (inception) to December 31, 2012.

6. OTHER MATTERS

   The Company is a subsidiary of AIG. Information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

                      At December 31                        For the Year Ended December 31
           ------------------------------------- ------------------------------------------------
                    Unit Fair Value               Expense Ratio      Investment      Total Return
                       Lowest to      Net Assets     Lowest            Income          Lowest to
Year        Units  Highest ($) /(6)/  /(16)/ ($) to Highest /(1)/    Ratio /(2)/     Highest /(3)/
--------   ------- ----------------   ---------- ---------------     ----------  -----------------
Asset Allocation Portfolio (Class 1)
   2012    121,254           30.33     3,677,602      1.52%             2.98%                 10.25%
   2011    143,089           27.51     3,936,229      1.52%             2.69%                 -0.60%
   2010    167,038           27.67     4,621,742      1.52%             2.66%                 12.14%
   2009    195,126           24.68     4,814,637      1.52%             3.72%                 20.46%
   2008    234,020           20.49     4,793,858      1.52%             2.96%                -24.21%
Capital Appreciation Portfolio (Class 1)
   2012    140,943           58.57     8,254,748      1.52%             0.00%                 22.02%
   2011    176,146           48.00     8,454,460      1.52%             0.00%                 -8.45%
   2010    208,358           52.43    10,923,513      1.52%             0.13%                 20.88%
   2009    251,946           43.37    10,927,035      1.52%             0.00%                 34.70%
   2008    326,438           32.20    10,510,598      1.52%             0.00%                -41.25%
Government and Quality Bond Portfolio (Class 1)
   2012    236,370           21.50     5,083,005      1.52%             2.19%                  2.23%
   2011    270,324           21.03     5,686,495      1.52%             3.10%                  5.47%
   2010    335,382           19.94     6,688,777      1.52%             3.72%                  3.41%
   2009    445,901           19.28     8,599,798      1.52%             4.56%                  2.69%
   2008    644,341           18.78    12,100,714      1.52%             3.96%                  2.76%
Growth Portfolio (Class 1)
   2012    108,446           34.70     3,763,161      1.52%             0.57%                 12.24%
   2011    127,178           30.92     3,931,732      1.52%             0.72%                 -7.67%
   2010    158,514           33.48     5,308,109      1.52%             0.69%                 12.42%
   2009    202,291           29.78     6,025,306      1.52%             1.10%                 36.31%
   2008    236,291           21.85     5,163,243      1.52%             0.73%                -41.32%
Natural Resources Portfolio (Class 1)
   2012     46,571           47.27     2,201,483      1.52%             1.08%                  1.96%
   2011     52,720           46.36     2,444,338      1.52%             0.69%                -21.47%
   2010     81,131           59.04     4,789,715      1.52%             0.87%                 14.45%
   2009     93,613           51.58     4,829,005      1.52%             1.44%                 55.68%
   2008    105,729           33.13     3,503,249      1.52%             0.89%                -50.56%
Asset Allocation Portfolio (Class 3)
   2012    162,988 12.20 to 16.94 (4)  3,608,243      0.85% to 1.90%    2.90%      9.56% to   10.72%
   2011    121,539 11.14 to 15.30 (4)  2,915,098      0.85% to 1.90%    2.53%     -1.22% to   -0.18%(5)
   2010    112,788 15.32 to 26.73 (4)  2,954,106      0.85% to 1.77%    2.58%     11.58% to   12.61%
   2009    107,044 13.61 to 23.95 (4)  2,499,747      0.85% to 1.77%    3.52%     19.85% to   20.96%(5)
   2008    113,415 11.25 to 19.98 (4)  2,236,326      0.85% to 1.77%    2.98%    -24.59% to  -23.89%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                      At December 31                       For the Year Ended December 31
          --------------------------------------  --------------------------------------------
                     Unit Fair Value               Expense Ratio   Investment      Total Return
                        Lowest to      Net Assets     Lowest         Income          Lowest to
Year        Units   Highest /(6)/ ($)  /(16)/ ($) to Highest /(1)/ Ratio /(2)/     Highest /(3)/
--------  --------- --------------     ---------- ---------------  ----------  -----------------
Capital Appreciation Portfolio (Class 3)
   2012     630,759 13.97 to  19.42(4) 20,820,587 0.85% to 2.15%      0.00%     20.95% to   22.54%
   2011     570,910 11.57 to  15.85(4) 17,657,304 0.85% to 1.90%      0.00%     -9.03% to   -8.06%(5)
   2010     462,104 12.72 to  17.24(4) 18,656,195 0.85% to 1.90%      0.00%     20.12% to   21.39%
   2009     457,119 10.59 to  14.20(4) 16,185,271 0.85% to 1.90%      0.00%     33.85% to   35.26%
   2008     483,122  7.91 to  10.50(4) 12,995,503 0.85% to 1.90%      0.00%    -41.63% to  -41.01%

Government and Quality Bond Portfolio (Class 3)
   2012   2,034,089 12.00 to  17.32(4) 35,077,762 0.85% to 2.15%      2.05%      1.33% to    2.66%
   2011   1,665,905 11.85 to  16.87(4) 30,659,805 0.85% to 1.90%      3.00%      4.81% to    5.92%(5)
   2010   1,623,236 11.31 to  15.93(4) 30,088,192 0.85% to 1.90%      3.67%      2.76% to    3.84%
   2009   1,567,119 11.00 to  15.34(4) 28,711,309 0.85% to 1.90%      4.68%      2.05% to    3.13%
   2008   1,449,095 10.78 to  14.88(4) 26,105,975 0.85% to 1.90%      4.08%      2.12% to    3.19%

Growth Portfolio (Class 3)
   2012     228,481 10.59 to  13.07(4)  6,409,751 0.85% to 1.90%      0.29%     11.54% to   12.72%
   2011     223,448  9.50 to  11.60(4)  6,213,429 0.85% to 1.90%      0.46%     -8.25% to   -7.28%(5)
   2010     240,347 10.35 to  12.51(4)  7,439,278 0.85% to 1.90%      0.51%     11.72% to   12.90%
   2009     271,693  9.26 to  11.08(4)  7,462,189 0.85% to 1.90%      0.78%     35.45% to   36.88%(5)
   2008     316,917  6.84 to   8.09(4)  6,474,338 0.85% to 1.90%      0.45%    -41.69% to  -41.07%

Natural Resources Portfolio (Class 3)
   2012     231,505  9.79 to   9.98(4)  6,965,934 0.85% to 1.90%      0.80%      1.32% to    2.39%
   2011     194,691  9.66 to   9.75(4)  6,838,485 0.85% to 1.90%      0.45%    -21.96% to  -21.14%(5)
   2010     171,249 12.36 to  12.38(4)  8,758,603 0.85% to 1.90%      0.70%     13.73% to   14.93%
   2009     188,193 10.75 to  10.89(4)  8,506,937 0.85% to 1.90%      1.12%     54.71% to   56.34%(5)
   2008     189,295  6.88 to   7.04(4)  5,574,546 0.85% to 1.90%      0.67%    -50.87% to  -50.35%

Aggressive Growth Portfolio (Class 1)
   2012     111,324           14.69     1,634,795          1.52%      0.00%                 14.46%
   2011     137,650           12.83     1,766,472          1.52%      0.00%                 -3.46%
   2010     149,133           13.29     1,982,324          1.52%      0.00%                 19.34%
   2009     179,178           11.14     1,995,706          1.52%      0.14%                 38.36%
   2008     224,748            8.05     1,809,108          1.52%      0.58%                -53.35%

Alliance Growth Portfolio (Class 1)
   2012     237,407           36.40     8,643,187          1.52%      0.49%                 14.84%
   2011     270,337           31.70     8,570,431          1.52%      0.47%                 -3.77%
   2010     321,763           32.94    10,600,856          1.52%      0.83%                  8.58%
   2009     384,009           30.34    11,652,077          1.52%      0.60%                 38.91%
   2008     470,096           21.84    10,268,696          1.52%      0.15%                -41.63%

Balanced Portfolio (Class 1)
   2012     156,918           18.77     2,944,371          1.52%      1.39%                 11.42%
   2011     173,860           16.84     2,927,929          1.52%      1.70%                  0.73%
   2010     219,622           16.72     3,671,768          1.52%      1.93%                 10.15%
   2009     264,181           15.18     4,009,735          1.52%      3.39%                 22.16%
   2008     300,550           12.43     3,734,308          1.52%      3.19%                -27.01%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                 At December 31                          For the Year Ended December 31
                       -------------------------------------------   --------------------------------------
                                        Unit Fair Value               Expense Ratio   Investment  Total Return
                                           Lowest to      Net Assets     Lowest         Income     Lowest to
Year                    Units           Highest /(6)/ ($) /(16)/ ($) to Highest /(1)/ Ratio /(2)/ Highest /(3)/
------------------         -------      ---------------   ---------- ---------------  ----------  ------------
Blue Chip Growth Portfolio (Class 1)
   2012                 86,624                6.55           567,168      1.52%          0.00%         9.89%
   2011                 91,243                5.96           544,131      1.52%          0.20%        -7.01%
   2010                127,188                6.41           815,508      1.52%          0.30%        10.82%
   2009                154,942                5.78           896,360      1.52%          0.32%        34.78%
   2008                206,094                4.29           884,535      1.52%          0.41%       -39.92%

Capital Growth Portfolio (Class 1)
   2012                 38,972                8.19           319,213      1.52%          0.40%        12.20%
   2011                 45,633                7.30           333,336      1.52%          0.00%        -2.80%
   2010                 59,148                7.51           444,458      1.52%          0.00%         7.59%
   2009                 79,753                6.98           556,944      1.52%          0.00%        41.33%
   2008                122,752                4.94           606,454      1.52%          0.00%       -45.99%

Cash Management Portfolio (Class 1)
   2012                242,600               12.84         3,114,406      1.52%          0.00%        -1.75%
   2011                264,303               13.07         3,453,450      1.52%          0.00%        -1.78%
   2010                335,271               13.30         4,460,124      1.52%          0.00%        -1.74%
   2009                457,045               13.54         6,187,757      1.52%          2.10%        -1.46%
   2008                801,601               13.74        11,013,417      1.52%          3.79%        -0.35%

Corporate Bond Portfolio (Class 1)
   2012                140,358               27.47         3,854,751      1.52%          5.11%         9.73%
   2011                163,105               25.03         4,082,209      1.52%          6.11%         4.81%
   2010                197,070               23.88         4,706,128      1.52%          6.08%         9.30%
   2009                245,067               21.85         5,354,550      1.52%          5.91%        29.00%
   2008                277,466               16.94         4,699,639      1.52%          4.21%        -9.17%

Davis Venture Value Portfolio (Class 1)
   2012                368,033               37.64        13,851,640      1.52%          0.77%        11.01%
   2011                451,534               33.90        15,306,444      1.52%          1.26%        -5.67%
   2010                535,366               35.94        19,240,382      1.52%          0.75%        10.49%
   2009                616,932               32.53        20,066,885      1.52%          1.59%        31.49%
   2008                759,922               24.74        18,798,296      1.52%          1.57%       -39.09%

"Dogs" of Wall Street Portfolio (Class 1)
   2012                 72,984               15.45         1,127,353      1.52%          2.07%        12.10%
   2011                 80,349               13.78         1,107,124      1.52%          2.20%        10.98%
   2010                101,592               12.42         1,261,303      1.52%          2.83%        14.98%
   2009                107,196               10.80         1,157,504      1.52%          4.78%        18.34%
   2008                127,465                9.13         1,163,088      1.52%          3.31%       -27.70%

Emerging Markets Portfolio (Class 1)
   2012                110,262               19.79         2,182,164      1.52%          0.52%        16.96%
   2011                135,746               16.92         2,296,390      1.52%          0.54%       -27.20%
   2010                175,647               23.24         4,081,928      1.52%          1.42%        16.73%
   2009                202,309               19.91         4,027,781      1.52%          0.00%        73.99%
   2008                242,671               11.44         2,776,870      1.52%          1.43%       -57.27%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                At December 31                            For the Year Ended December 31
                      ---------------------------------------------   --------------------------------------
                                         Unit Fair Value               Expense Ratio   Investment  Total Return
                                            Lowest to      Net Assets     Lowest         Income     Lowest to
Year                   Units             Highest /(6)/ ($) /(16)/ ($) to Highest /(1)/ Ratio /(2)/ Highest /(3)/
--------------------       -------       ---------------   ---------- ---------------  ----------  ------------

Equity Opportunities Portfolio (Class 1)
   2012                98,537                 21.17        2,086,383       1.52%          0.94%        15.09%
   2011               114,953                 18.40        2,114,930       1.52%          0.55%        -1.61%
   2010               142,356                 18.70        2,662,042       1.52%          0.71%        15.32%
   2009               198,476                 16.22        3,219,225       1.52%          1.31%        30.10%
   2008               268,348                 12.46        3,345,205       1.52%          1.58%       -39.40%

Fundamental Growth Portfolio (Class 1)
   2012               114,250                 19.26        2,200,631       1.52%          0.00%        14.40%
   2011               137,347                 16.84        2,312,425       1.52%          0.00%        -6.91%
   2010               159,810                 18.09        2,890,226       1.52%          0.00%        15.24%
   2009               200,267                 15.69        3,142,876       1.52%          0.00%        33.93%
   2008               231,949                 11.72        2,717,945       1.52%          0.00%       -45.67%

Global Bond Portfolio (Class 1)
   2012                74,817                 24.28        1,816,519       1.52%          8.52%         2.32%
   2011                84,541                 23.73        2,005,755       1.52%          2.19%         4.16%
   2010               108,917                 22.78        2,481,099       1.52%          4.06%         4.68%
   2009               125,515                 21.77        2,731,498       1.52%          3.29%         5.88%
   2008               150,429                 20.56        3,092,067       1.52%          3.00%         4.07%

Global Equities Portfolio (Class 1)
   2012                79,807                 21.55        1,719,915       1.52%          0.75%        15.12%
   2011                89,736                 18.72        1,679,795       1.52%          0.89%       -11.74%
   2010               113,022                 21.20        2,396,953       1.52%          1.78%        12.62%
   2009               126,957                 18.83        2,390,781       1.52%          2.80%        27.45%
   2008               173,662                 14.77        2,565,924       1.52%          2.18%       -44.25%

Growth Opportunities Portfolio (Class 1)
   2012                55,844                  6.81          380,255       1.52%          0.00%        15.79%
   2011                60,075                  5.88          353,280       1.52%          0.00%        -3.84%
   2010                81,488                  6.12          498,327       1.52%          0.00%        22.46%
   2009                96,120                  4.99          479,989       1.52%          0.00%        16.47%
   2008               131,247                  4.29          562,699       1.52%          0.00%       -36.85%

Growth-Income Portfolio (Class 1)
   2012               211,929                 32.29        6,844,115       1.52%          1.80%        12.03%
   2011               232,575                 28.83        6,704,614       1.52%          0.90%         6.71%
   2010               279,243                 27.02        7,545,147       1.52%          0.94%         9.82%
   2009               324,465                 24.60        7,982,777       1.52%          1.40%        26.24%
   2008               419,150                 19.49        8,168,268       1.52%          1.04%       -43.77%

High-Yield Bond Portfolio (Class 1)
   2012               146,041                 26.27        3,836,145       1.52%          5.51%        15.22%
   2011               192,840                 22.80        4,396,400       1.52%          7.00%         2.71%
   2010               222,731                 22.20        4,944,132       1.52%          9.42%        12.88%
   2009               268,143                 19.67        5,273,300       1.52%          8.60%        39.88%
   2008               242,408                 14.06        3,407,990       1.52%          9.95%       -33.18%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                               At December 31                 For the Year Ended December 31
                     -----------------------------------  --------------------------------------
                             Unit Fair Value               Expense Ratio   Investment  Total Return
                                Lowest to      Net Assets     Lowest         Income     Lowest to
Year                  Units  Highest ($) /(6)/ /(16)/ ($) to Highest /(1)/ Ratio /(2)/ Highest /(3)/
-------------------  ------- ----------------  ---------- ---------------  ----------  ------------

International Diversified
  Equities Portfolio (Class
  1)
   2012              183,851      13.03        2,396,612       1.52%          0.99%        15.58%
   2011              219,294      11.28        2,473,243       1.52%          2.14%       -15.89%
   2010              239,473      13.41        3,211,131       1.52%          4.16%         6.86%
   2009              274,122      12.55        3,439,741       1.52%          1.36%        27.20%
   2008              385,914       9.86        3,806,888       1.52%          3.31%       -40.38%

International Growth and
  Income Portfolio (Class 1)
   2012              149,962      14.32        2,147,239       1.52%          2.26%        19.46%
   2011              177,099      11.99        2,122,850       1.52%          2.94%       -15.09%
   2010              213,130      14.12        3,008,942       1.52%          4.11%         5.48%
   2009              260,669      13.39        3,488,884       1.52%          0.00%        25.83%
   2008              329,822      10.64        3,508,360       1.52%          2.67%       -46.73%

MFS Massachusetts Investors
  Trust Portfolio (Class 1)
   2012               99,246      26.38        2,618,449       1.52%          0.73%        17.35%
   2011              118,888      22.48        2,672,873       1.52%          0.65%        -3.39%
   2010              147,097      23.27        3,423,158       1.52%          0.94%         9.51%
   2009              174,253      21.25        3,702,865       1.52%          1.37%        24.83%
   2008              215,894      17.02        3,675,337       1.52%          0.93%       -33.46%

MFS Total Return Portfolio
  (Class 1)
   2012              165,918      30.84        5,116,849       1.52%          2.65%         9.63%
   2011              202,515      28.13        5,696,629       1.52%          2.54%         0.39%
   2010              269,183      28.02        7,542,641       1.52%          2.86%         8.38%
   2009              325,970      25.85        8,429,102       1.52%          3.75%        16.69%
   2008              414,277      22.16        9,179,787       1.52%          3.06%       -23.20%

Mid-Cap Growth Portfolio
  (Class 1)
   2012              149,370      12.84        1,918,687       1.52%          0.00%        14.30%
   2011              173,009      11.23        1,944,182       1.52%          0.00%        -7.35%
   2010              217,968      12.13        2,643,570       1.52%          0.00%        23.56%
   2009              267,269       9.81        2,623,238       1.52%          0.00%        40.28%
   2008              313,833       7.00        2,195,718       1.52%          0.00%       -44.22%

Real Estate Portfolio
  (Class 1)
   2012               64,185      27.33        1,754,291       1.52%          1.08%        15.46%
   2011               71,959      23.67        1,703,348       1.52%          0.93%         6.52%
   2010               91,472      22.22        2,032,726       1.52%          1.81%        18.09%
   2009              104,904      18.82        1,974,109       1.52%          2.21%        27.83%
   2008              133,956      14.72        1,971,981       1.52%          3.00%       -44.74%

Technology Portfolio (Class
  1)
   2012               80,355       2.41          193,978       1.52%          0.00%         6.14%
   2011              101,740       2.27          231,328       1.52%          0.00%        -6.81%
   2010              122,750       2.44          299,442       1.52%          0.00%        18.45%
   2009              138,511       2.06          285,225       1.52%          0.00%        48.14%
   2008              194,798       1.39          270,717       1.52%          0.00%       -51.88%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                 At December 31                         For the Year Ended December 31
                     ---------------------------------------  -----------------------------------------------
                                Unit Fair Value                Expense Ratio   Investment        Total Return
                                   Lowest to       Net Assets     Lowest         Income           Lowest to
Year                   Units   Highest ($) /(6)/   /(16)/ ($) to Highest /(1)/ Ratio /(2)/      Highest /(3)/
-------------------  --------- ---------------     ---------- ---------------  ----------  --------------------
Telecom Utility Portfolio (Class 1)
   2012                 51,470            18.97       976,464          1.52%      3.49%                    11.76%
   2011                 55,016            16.98       933,891          1.52%      2.30%                     4.66%
   2010                 63,117            16.22     1,023,673          1.52%      2.74%                    11.87%
   2009                 79,279            14.50     1,149,385          1.52%      5.55%                    30.07%
   2008                 97,398            11.15     1,085,585          1.52%      2.46%                   -38.39%

Total Return Bond Portfolio (Class 1)
   2012                 75,751            29.34     2,222,554          1.52%      3.08%                     5.65%
   2011                 79,186            27.77     2,198,647          1.52%      1.48%                     4.76%
   2010                100,163            26.51     2,654,724          1.52%      2.75%                     4.74%
   2009                100,191            25.31     2,535,349          1.52%      2.06%                     9.91%
   2008                 98,057            23.03     2,257,658          1.52%      3.34%                     3.49%

Aggressive Growth Portfolio (Class 3)
   2012                174,080  9.10 to   9.28 (4)  2,146,977 0.85% to 1.90%      0.00%     13.74%    to   14.95%
   2011                155,748  8.00 to   8.07 (4)  1,747,315 0.85% to 1.90%      0.00%     -4.06%    to   -3.05%(5)
   2010                106,400  8.33 to  12.70 (4)  1,360,440 0.85% to 1.77%      0.00%     18.74%    to   19.84%
   2009                 95,750  6.95 to  10.69 (4)  1,033,878 0.85% to 1.77%      0.00%     37.68%    to   38.95%(5)
   2008                106,908  5.00 to   7.77 (4)    840,266 0.85% to 1.77%      0.31%    -53.63%    to  -53.20%

Alliance Growth Portfolio (Class 3)
   2012                235,109  9.21 to  11.27 (4)  6,947,312 0.85% to 1.90%      0.22%     14.11%    to   15.32%
   2011                231,379  7.99 to   9.88 (4)  6,506,568 0.85% to 1.90%      0.22%     -4.38%    to   -3.37%(5)
   2010                252,380  8.27 to  10.33 (4)  7,706,835 0.85% to 1.90%      0.63%      7.88%    to    9.03%
   2009                285,087  7.58 to   9.57 (4)  8,095,527 0.85% to 1.90%      0.35%     38.05%    to   39.49%(5)
   2008                339,943  5.44 to  21.04 (4)  6,984,689 0.85% to 1.77%      0.00%    -41.93%    to  -41.39%

American Funds Asset Allocation SAST Portfolio
  (Class 3)
   2012                420,330 11.29 to   11.81     4,840,598 1.15% to 1.90%      1.41%     13.60%    to   14.45%
   2011                369,629  9.94 to   10.19     3,740,439 1.30% to 1.90%      1.20%     -0.92%    to   -0.32%
   2010                250,490 10.03 to   10.22     2,549,027 1.30% to 1.90%      1.31%      9.89%    to   10.56%
   2009                201,680  9.18 to    9.25     1,861,924 1.30% to 1.77%      2.25%     20.49%(8) to   21.23%(5)
   2008                138,834  7.57 to    7.61     1,055,958 1.52% to 1.77%      1.26%    -31.07%    to  -30.90%

American Funds Global Growth SAST Portfolio
  (Class 3)
   2012              1,615,191 11.89 to   12.48    19,544,909 1.15% to 2.15%      1.02%     19.63%    to   20.84%
   2011              1,511,364  9.94 to  10.33 (4) 15,190,715 1.15% to 1.90%      0.86%    -10.86%    to  -10.18%
   2010                933,887 11.15 to  11.50 (4) 10,474,017 1.15% to 1.90%      0.72%      9.31%    to   10.13%
   2009                637,110 10.20 to  10.33 (4)  6,514,268 1.30% to 1.90%      2.29%     35.98%(8) to   39.09%(5)
   2008                549,023  7.33 to   7.34 (4)  4,022,172 1.52% to 1.90%      1.38%    -39.78%    to  -39.55%

American Funds Growth SAST Portfolio (Class 3)
   2012              1,144,790 10.88 to   11.42    12,743,063 1.15% to 2.15%      0.34%     15.05%    to   16.21%
   2011              1,076,684  9.46 to    9.82    10,364,551 1.15% to 1.90%      0.35%     -6.37%    to   -5.66%
   2010                841,974 10.11 to   10.41     8,634,546 1.15% to 1.90%      0.26%     16.10%    to   16.97%
   2009                742,619  8.71 to   8.81 (4)  6,542,389 1.30% to 1.90%      1.75%     29.25%(8) to   36.33%(5)
   2008                686,499  6.39 to    6.46     4,423,666 1.52% to 1.90%      0.54%    -45.23%    to  -45.03%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                       At December 31                            For the Year Ended December 31
           ---------------------------------------  ----------------------------------------------------
                      Unit Fair Value                Expense Ratio   Investment          Total Return
                         Lowest to       Net Assets     Lowest         Income              Lowest to
Year         Units   Highest ($) /(6)/    (16) ($)  to Highest /(1)/ Ratio /(2)/         Highest /(3)/
---------  --------- ---------------     ---------- ---------------  ----------  -------------------------

American Funds Growth-Income SAST
  Portfolio (Class 3)
   2012    1,046,934 10.31 to  10.82 (4) 10,875,490 1.15% to 2.15%      1.24%     14.66%    to   15.81%
   2011    1,012,820  9.00 to   9.34 (4)  9,111,381 1.15% to 1.90%      1.00%     -3.98%    to   -3.26%
   2010      919,889  9.38 to   9.66 (4)  8,579,915 1.15% to 1.90%      1.07%      8.98%    to    9.80%
   2009      892,987  8.60 to   8.70 (4)  7,615,960 1.30% to 1.90%      2.21%     27.24%(8) to   28.34%  (5)
   2008      787,320  6.63 to   6.70 (4)  5,213,567 1.52% to 1.90%      0.94%    -39.22%    to  -38.99%

Balanced Portfolio (Class 3)
   2012      656,806 11.44 to  11.69 (4)  8,202,125 0.85% to 1.90%      1.52%     10.72%    to   11.89%
   2011      103,301 10.22 to  10.56 (4)  1,489,774 0.85% to 1.90%      1.80%      0.10%    to    1.16%  (5)
   2010       70,391 10.10 to  10.55 (4)  1,097,844 0.85% to 1.90%      1.78%      9.46%    to   10.61%
   2009       67,333  9.64 to   9.80 (4)    983,825 1.30% to 1.90%      3.63%     21.39%    to   21.78%  (8)(5)
   2008       48,569 12.01 to   12.21       592,743 1.52% to 1.77%      3.00%    -27.35%    to  -27.17%

Blue Chip Growth
  Portfolio (Class 3)
   2012      483,665  6.45 to  10.55 (4)  3,782,792 0.85% to 1.90%      0.00%      9.20%    to   10.36%
   2011      475,428  5.85 to   9.66 (4)  3,249,696 0.85% to 1.90%      0.01%     -7.60%    to   -6.62%  (5)
   2010      362,712  6.26 to  10.45 (4)  2,418,348 0.85% to 1.90%      0.08%     10.12%    to   11.29%
   2009      263,250  5.63 to   9.49 (4)  1,506,109 0.85% to 1.90%      0.05%     33.93%    to   35.34%  (5)
   2008      269,789  4.15 to   4.16 (4)  1,135,923 0.85% to 1.77%      0.19%    -40.22%    to  -39.67%

Capital Growth Portfolio (Class 3)
   2012      295,857  8.56 to  10.34 (4)  2,394,394 0.85% to 1.90%      0.16%     11.50%    to   12.68%
   2011      339,170  7.60 to   9.27 (4)  2,443,923 0.85% to 1.90%      0.00%     -3.41%    to   -2.39%  (5)
   2010      383,669  7.78 to   9.60 (4)  2,849,462 0.85% to 1.90%      0.00%      6.91%    to    8.04%
   2009      391,049  7.21 to   8.98 (4)  2,712,195 0.85% to 1.90%      0.00%     40.45%    to   41.93%  (5)
   2008      433,824  5.08 to   6.39 (4)  2,135,117 0.85% to 1.90%      0.00%    -46.33%    to  -45.76%

Cash Management Portfolio (Class 3)
   2012      564,869  9.31 to  11.31 (4)  6,788,022 0.85% to 1.90%      0.00%     -2.37%    to   -1.33%
   2011      649,844  9.54 to  11.46 (4)  7,988,729 0.85% to 1.90%      0.00%     -2.40%    to   -1.37%  (5)
   2010      642,929  9.77 to  11.62 (4)  8,292,521 0.85% to 1.90%      0.00%     -2.36%    to   -1.33%
   2009      982,999 10.01 to  11.78 (4) 12,943,778 0.85% to 1.90%      2.32%     -2.08%    to   -1.04%  (5)
   2008      879,922 10.22 to  11.90 (4) 11,757,288 0.85% to 1.90%      3.63%     -0.97%    to    0.07%

Corporate Bond Portfolio (Class 3)
   2012    1,570,514 15.04 to  23.13 (4) 32,849,883 0.85% to 2.15%      5.25%      8.77%    to   10.20%
   2011    1,303,058 13.85 to  20.99 (4) 26,865,014 0.85% to 1.90%      6.18%      4.15%    to    5.25%\ (5)
   2010    1,091,023 13.30 to  19.94 (4) 23,678,761 0.85% to 1.90%      6.16%      8.61%    to    9.76%
   2009    1,033,682 12.24 to  18.17 (4) 21,246,873 0.85% to 1.90%      6.17%     28.19%    to   29.54%  (5)
   2008    1,026,824  9.55 to  14.03 (4) 16,496,646 0.85% to 1.90%      4.62%     -9.74%    to   -8.79%

Davis Venture Value Portfolio (Class 3)
   2012    1,112,535 10.09 to  15.43 (4) 24,822,134 0.85% to 2.15%      0.55%     10.04%    to   11.48%
   2011      964,666  9.17 to  13.84 (4) 22,261,094 0.85% to 1.90%      1.11%     -6.27%    to   -5.28%  (5)
   2010      771,070  9.78 to  14.62 (4) 22,892,016 0.85% to 1.90%      0.56%      9.80%    to   10.96%
   2009      739,671  8.91 to  13.17 (4) 21,381,236 0.85% to 1.90%      1.31%     30.67%    to   32.05%
   2008      770,465  6.82 to   9.98 (4) 17,448,927 0.85% to 1.90%      1.46%    -39.48%    to  -38.84%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                  At December 31                          For the Year Ended December 31
                     ----------------------------------------  -----------------------------------------------------
                                 Unit Fair Value                Expense Ratio      Investment       Total Return
                                    Lowest to       Net Assets     Lowest            Income          Lowest to
Year                   Units    Highest ($) /(6)/   /(16)/ ($) to Highest /(1)/    Ratio /(2)/     Highest /(3)/
-------------------  --------- -------------------  ---------- ---------------     ----------  ----------------------

"Dogs" of Wall Street Portfolio (Class 3)
   2012                170,316 12.55 to      18.75   2,406,443      0.85% to 2.15%    1.98%     11.12% to      12.58%
   2011                123,135 11.30 to      16.66   1,591,907      0.85% to 1.90%    2.19%     10.29% to   11.45%(5)
   2010                                          1
                       101,208 10.25 to       4.95   1,212,786      0.85% to 1.90%    2.81%     14.26% to      15.46%
   2009                 98,526  8.97 to      12.94   1,034,956      0.85% to 1.90%    4.59%     17.60% to   18.84%(5)
   2008                100,495  7.63 to      10.89     896,659      0.85% to 1.90%    3.22%    -28.16% to     -27.40%

Emerging Markets Portfolio (Class 3)
   2012                509,140 11.68 to      25.30   8,682,864      0.85% to 2.15%    0.32%     15.93% to      17.45%
   2011                509,657 10.09 to      21.54   7,696,678      0.85% to 1.90%    0.41%    -27.66% to  -26.90%(5)
   2010                422,559 13.94 to      29.47   9,266,456      0.85% to 1.90%    1.26%     16.00% to      17.22%
   2009                428,555 12.02 to      25.14   8,178,986      0.85% to 1.90%    0.00%     72.90% to   74.72%(5)
   2008                521,630  6.95 to      14.39   5,754,527      0.85% to 1.90%    1.53%    -57.54% to     -57.09%

Equity Opportunities Portfolio (Class 3)
   2012                 80,172 10.65 to  13.94 (4)   1,408,017      0.85% to 2.15%    0.75%     13.93% to      15.57%
   2011                 64,246  9.37 to  12.06 (4)   1,103,418      0.85% to 1.90%    0.30%     -2.23% to   -1.20%(5)
   2010                 75,916  9.59 to  12.21 (4)   1,345,023      0.85% to 1.90%    0.47%     14.59% to      15.81%
   2009                 89,751  8.37 to  10.54 (4)   1,382,672      0.85% to 1.90%    0.96%     29.28% to   30.65%(5)
   2008                110,609  6.47 to   8.07 (4)   1,319,969      0.85% to 1.90%    1.25%    -39.79% to     -39.15%

Foreign Value Portfolio (Class 3)
   2012              2,085,057  9.48 to  10.07 (4)  27,239,963      0.85% to 2.15%    1.89%     16.75% to      18.28%
   2011              1,934,825  8.13 to   8.51 (4)  22,799,895      0.85% to 1.90%    1.55%    -13.51% to  -12.60%(5)
   2010              1,291,691  9.40 to   9.74 (4)  19,729,242      0.85% to 1.90%    1.91%      0.99% to       2.06%
   2009              1,070,788  9.31 to   9.54 (4)  16,917,906      0.85% to 1.90%    2.63%     27.49% to   28.84%(5)
   2008              1,053,691  7.30 to   7.41 (4)  13,190,881      0.85% to 1.90%    3.05%    -42.13% to     -41.52%

Fundamental Growth Portfolio (Class 3)
   2012                240,598  7.69 to  10.80 (4)   4,036,146      0.85% to 1.90%    0.00%     13.69% to      14.89%
   2011                267,258  6.70 to   9.50 (4)   4,021,788      0.85% to 1.90%    0.00%     -7.49% to   -6.51%(5)
   2010                275,046  7.16 to  10.27 (4)   4,526,957      0.85% to 1.90%    0.00%     14.52% to      15.73%
   2009                300,518  6.19 to   8.97 (4)   4,300,384      0.85% to 1.90%    0.00%     33.09% to   34.49%(5)
   2008                307,030  4.60 to   6.74 (4)   3,290,405      0.85% to 1.90%    0.00%    -46.01% to     -45.44%

Global Bond Portfolio (Class 3)
   2012                597,898 13.10 to  18.51 (4)  10,537,227      0.85% to 2.15%    8.90%      1.42% to       2.75%
   2011                418,048 12.92 to  18.02 (4)   8,000,645      0.85% to 1.90%    2.16%      3.50% to    4.59%(5)
   2010                321,561 12.48 to  17.23 (4)   6,615,229      0.85% to 1.90%    4.06%      4.02% to       5.12%
   2009                276,313 12.00 to  16.39 (4)   5,634,101      0.85% to 1.90%    3.37%      5.21% to    6.32%(5)
   2008                250,824 11.41 to  15.41 (4)   4,884,012      0.85% to 1.90%    3.34%      3.42% to       4.51%

Global Equities Portfolio (Class 3)
   2012                116,030  9.56 to   9.98 (4)   1,876,756      0.85% to 1.90%    0.53%     14.40% to      15.61%
   2011                112,822  8.36 to   8.75 (4)   1,679,816      0.85% to 1.90%    0.79%    -12.29% to  -11.37%(5)
   2010                114,635  9.53 to   9.74 (4)   2,228,858      0.85% to 1.90%    1.48%     11.91% to      13.09%
   2009                100,765  8.52 to   8.65 (4)   1,772,927      1.30% to 1.90%    2.67%     26.65% to   31.95%(8)
   2008                 99,132  6.72 to  14.49 (4)   1,371,857      1.52% to 1.90%    2.08%    -44.54% to     -44.39%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                             At December 31                                  For the Year Ended December 31
                ------------------------------------------------  -------------------------------------------------
                                                                                        Investment      Total Return
                            Unit Fair Value Lowest to  Net Assets Expense Ratio Lowest    Income          Lowest to
Year              Units      Highest ($) /(6)/         /(16)/ ($)  to Highest /(1)/     Ratio /(2)/     Highest /(3)/
----------       ---------  -------------------------  ---------- --------------------  ----------  -----------------

Growth Opportunities Portfolio (Class 3)
   2012         1,085,888    6.97   to    12.53 (4)     9,143,310   0.85% to 2.15%         0.00%     14.77% to   16.28%
   2011         1,073,804    5.99   to    10.93 (4)     7,378,564   0.85% to 1.90%         0.00%     -4.45% to   -3.44%(5)
   2010           849,981    6.21   to    11.43 (4)     5,449,232   0.85% to 1.90%         0.00%     21.69% to   22.97%
   2009           766,648    5.05   to     9.40 (4)     3,835,506   0.85% to 1.90%         0.00%     15.74% to   16.96%(5)
   2008           610,496    4.32   to     8.12 (4)     2,602,783   0.85% to 1.90%         0.00%    -37.24% to  -36.58%

Growth-Income Portfolio (Class 3)
   2012           436,652   10.46   to    10.83 (4)     5,108,247   0.85% to 2.15%         1.77%     11.04% to   12.50%
   2011           166,641    9.43   to     9.62 (4)     1,904,504   0.85% to 1.90%         0.92%      6.03% to    7.15%(5)
   2010            27,663    8.90   to     8.98 (4)       662,769   0.85% to 1.90%         0.73%      9.14% to   10.28%
   2009            29,881    8.14   to     8.15 (4)       652,024   0.85% to 1.90%         1.09%     25.46% to   26.78%
   2008            32,766    6.42   to     6.50 (4)       572,672   0.85% to 1.90%         0.84%    -44.12% to  -43.53%

High-Yield Bond Portfolio (Class 3)
   2012           347,139   12.46   to    19.20 (4)     5,980,747   0.85% to 2.15%         6.60%     14.21% to   15.71%
   2011           213,866   10.92   to    16.60 (4)     3,816,895   0.85% to 1.90%         8.23%      2.06% to    3.14%(5)
   2010           208,345   10.70   to    16.09 (4)     4,124,754   0.85% to 1.90%         9.66%     12.16% to   13.35%
   2009           184,146    9.54   to    14.20 (4)     3,358,939   0.85% to 1.90%         8.93%     39.01% to   40.47%(5)
   2008           162,434    6.86   to    10.11 (4)     2,126,355   0.85% to 1.90%        11.75%    -33.75% to  -32.90%

International Diversified Equities Portfolio (Class 3)
   2012           763,416    9.00   to     9.41 (4)     9,434,696   0.85% to 2.15%         0.72%     14.56% to   16.06%
   2011           858,664    7.75   to     8.23 (4)     9,280,828   0.85% to 1.90%         1.92%    -16.42% to  -15.54%(5)
   2010           889,559    9.18   to     9.84 (4)    11,510,610   0.85% to 1.90%         3.91%      6.19% to    7.31%
   2009           961,374    8.56   to     9.27 (4)    11,683,893   0.85% to 1.90%         1.09%     26.40% to   27.73%(5)
   2008         1,062,717    6.70   to     7.33 (4)    10,202,829   0.85% to 1.90%         3.35%    -40.75% to  -40.13%

International Growth and Income Portfolio (Class 3)
   2012           860,858    8.11   to    11.77 (4)    11,156,703   0.85% to 1.90%         2.08%     18.71% to   19.96%
   2011           989,809    6.83   to     9.81 (4)    10,880,186   0.85% to 1.90%         2.90%    -15.63% to  -14.74%(5)
   2010           963,613    8.09   to    11.51 (4)    12,654,748   0.85% to 1.90%         3.94%      4.82% to    5.93%
   2009         1,004,459    7.72   to    10.86 (4)    12,567,396   0.85% to 1.90%         0.00%     25.04% to   26.36%(5)
   2008           985,627    6.18   to     8.60 (4)     9,864,933   0.85% to 1.90%         3.23%    -47.06% to  -46.50%

Marsico Focused Growth Portfolio (Class 3)
   2012           366,110   11.00   to    11.04 (4)     4,323,291   0.85% to 2.15%         0.11%      8.61% to   10.03%
   2011           316,858    9.99   to    10.17 (4)     3,452,203   0.85% to 1.90%         0.12%     -3.53% to   -2.52%(5)
   2010           245,321   10.25   to    10.54 (4)     2,804,766   0.85% to 1.90%         0.23%     14.91% to   16.13%
   2009           209,617    8.83   to     9.17 (4)     2,091,297   0.85% to 1.90%         0.51%     27.93% to   29.28%(5)
   2008           192,620    6.83   to     7.17 (4)     1,500,606   0.85% to 1.90%         0.24%    -42.08% to  -41.47%

MFS Massachusetts Investors Trust Portfolio (Class 3)
   2012           881,624   11.59   to    12.65 (4)    14,332,584   0.85% to 2.15%         0.58%     16.32% to   17.85%
   2011           694,130    9.98   to    10.73 (4)    10,516,350   0.85% to 1.90%         0.52%     -4.00% to   -2.98%(5)
   2010           412,047   10.39   to    11.06 (4)     7,674,548   0.85% to 1.90%         0.84%      8.82% to    9.97%
   2009           287,485    9.55   to    10.06 (4)     5,372,230   0.85% to 1.90%         1.17%     24.04% to   25.35%(5)
   2008           229,069    7.70   to     8.03 (4)     3,526,622   0.85% to 1.90%         0.96%    -33.88% to  -33.18%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                     At December 31
              ------------------------------------------------------------
                                  Unit Fair Value Lowest to      Net Assets
   Year            Units              Highest ($) /(6)/          /(16)/ ($)
   ----       ---------------  -------------------------------  ------------

   MFS Total Return Portfolio (Class 3)
      2012           533,965     11.28            to 17.97 (4)    10,937,140
      2011           400,467     10.35            to 16.32 (4)     9,016,524
      2010           387,980     10.38            to 16.19 (4)     9,254,773
      2009           387,504      9.63            to 14.88 (4)     8,812,134
      2008           403,274      8.31            to 12.70 (4)     7,919,481

   Mid-Cap Growth Portfolio (Class 3)
      2012           501,328     10.73            to 12.44 (4)     6,214,629
      2011           506,722      9.35            to 10.99 (4)     5,515,866
      2010           461,848     10.05            to 11.93 (4)     5,438,398
      2009           443,352      8.10            to  9.72 (4)     4,235,266
      2008           486,422      5.75            to  6.97 (4)     3,322,545

   Protected Asset Allocation SAST Portfolio (Class 3)
      2012             9,799     10.04            to     10.06        98,558
      2011                --                                --            --
      2010                --                                --            --
      2009                --                                --            --
      2008                --                                --            --

   Real Estate Portfolio (Class 3)
      2012           826,943      9.25            to     33.95    13,912,288
      2011           723,263      8.09            to     29.28    11,755,340
      2010           552,844      7.64            to     27.38    10,172,626
      2009           489,433      6.51            to     23.08     8,413,904
      2008           451,145      5.13            to     17.98     6,211,664

   Small & Mid Cap Value Portfolio (Class 3)
      2012         1,491,831     12.51            to 12.61 (4)    25,605,138
      2011         1,391,594     10.75            to 10.81 (4)    21,638,935
      2010         1,080,689     11.81            to 12.01 (4)    20,283,172
      2009         1,035,009      9.49            to  9.75 (4)    16,126,683
      2008         1,039,983      6.73            to  6.99 (4)    11,661,879

   Small Company Value Portfolio (Class 3)
      2012           956,188     11.24            to 11.40 (4)    10,587,185
      2011           911,743      9.64            to  9.92 (4)     8,649,309
      2010           706,486     10.07            to 10.47 (4)     6,954,490
      2009           653,304      8.03            to  8.44 (4)     5,137,580
      2008           625,812      6.15            to  6.53 (4)     3,792,982

   SunAmerica Dynamic Allocation Portfolio (Class 3)
      2012        10,304,431     10.46            to     10.57   108,362,212
      2011                --                                --            --
      2010                --                                --            --
      2009                --                                --            --
      2008                --                                --            --

                             For the Year Ended December 31
              ------------------------------------------------------------
               Expense Ratio   Investment            Total Return
                  Lowest         Income                Lowest to
   Year       to Highest /(1)/ Ratio /(2)/           Highest /(3)/
   ----       ---------------  ----------  ---------------------------------

   MFS Total Return Portfolio (Class 3)
      2012    0.85% to 1.90%     2.62%         8.95%        to        10.10%
      2011    0.85% to 1.90%     2.42%        -0.24%        to      0.81%(5)
      2010    0.85% to 1.90%     2.74%         7.70%        to         8.84%
      2009    0.85% to 1.90%     3.61%        15.96%        to     17.18%(5)
      2008    0.85% to 1.90%     3.20%       -23.68%        to       -22.88%

   Mid-Cap Growth Portfolio (Class 3)
      2012    0.85% to 2.15%     0.00%        13.30%        to        14.79%
      2011    0.85% to 1.90%     0.00%        -7.93%        to     -6.96%(5)
      2010    0.85% to 1.90%     0.00%        22.79%        to        24.08%
      2009    0.85% to 1.90%     0.00%        39.40%        to     40.87%(5)
      2008    0.85% to 1.90%     0.00%       -44.57%        to       -43.98%

   Protected Asset Allocation SAST Portfolio (Class 3)
      2012    1.30% to 2.15%     0.00%     0.41%(12)        to  0.63%(5)(12)
      2011                --        --                                    --
      2010                --        --                                    --
      2009                --        --                                    --
      2008                --        --                                    --

   Real Estate Portfolio (Class 3)
      2012    0.85% to 2.15%     0.89%        14.45%        to        15.95%
      2011    0.85% to 1.90%     0.82%         5.85%        to      6.97%(5)
      2010    0.85% to 1.90%     1.69%        17.35%        to        18.59%
      2009    0.85% to 1.90%     1.87%        27.03%        to     28.37%(5)
      2008    0.85% to 1.90%     3.46%       -45.09%        to       -44.51%

   Small & Mid Cap Value Portfolio (Class 3)
      2012    0.85% to 2.15%     0.37%        15.78%        to        17.30%
      2011    0.85% to 1.90%     0.13%        -9.95%        to     -9.00%(5)
      2010    0.85% to 1.90%     0.20%        23.17%        to        24.47%
      2009    0.85% to 1.90%     0.60%        39.46%        to     40.93%(5)
      2008    0.85% to 1.90%     0.24%       -36.38%        to       -35.71%

   Small Company Value Portfolio (Class 3)
      2012    0.85% to 2.15%     0.24%        15.07%        to        16.58%
      2011    0.85% to 1.90%     0.25%        -5.28%        to     -4.28%(5)
      2010    0.85% to 1.90%     0.47%        24.11%        to        25.42%
      2009    0.85% to 1.90%     0.57%        29.17%        to     30.53%(5)
      2008    0.85% to 1.90%     0.24%       -35.15%        to       -34.46%

   SunAmerica Dynamic Allocation Portfolio (Class 3)
      2012    0.95% to 2.15%     2.03%     1.14%(13)        to  4.56%(5)(14)
      2011                --        --                                    --
      2010                --        --                                    --
      2009                --        --                                    --
      2008                --        --                                    --

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                                              At December 31
                                         --------------------------------------------------------
                                                            Unit Fair Value Lowest to    Net Assets
Year                                          Units             Highest ($) /(6)/        /(16)/ ($)
---------------------------------------  ---------------  -----------------------------  ----------
SunAmerica Dynamic Strategy Portfolio (Class 3)
   2012                                       1,310,097     10.38            to    10.43 13,636,634
   2011                                              --                               --         --
   2010                                              --                               --         --
   2009                                              --                               --         --
   2008                                              --                               --         --
Technology Portfolio (Class 3)
   2012                                                                            10.84
                                                471,647     10.35            to      (4)  1,216,642
   2011                                                                            10.20
                                                549,328      2.16            to      (4)  1,240,606
   2010                                                                            10.57
                                                672,158      2.42            to      (4)  1,598,816
   2009                                         673,066      2.03            to 8.98 (4)  1,354,489
   2008                                         651,042      1.36            to 6.10 (4)    886,741
Telecom Utility Portfolio (Class 3)
2012                                                                               13.73
                                                 61,891     13.45            to      (4)    995,144
   2011                                                                            12.23
                                                 42,670     12.11            to      (4)    667,010
   2010                                                                            11.91
                                                 38,776     11.64            to      (4)    598,110
   2009                                                                            10.65
                                                 40,649     10.47            to      (4)    572,716
   2008                                          43,804     10.90            to    10.97    480,483
Total Return Bond Portfolio (Class 3)
   2012                                       2,260,620     13.74            to 20.73(4) 41,335,713
   2011                                       1,518,815     13.14            to 19.54(4) 29,182,046
   2010                                         867,507     12.62            to 18.57(4) 18,716,248
   2009                                         528,169     12.12            to 17.66(4) 11,673,085
   2008                                         277,340     11.10            to 16.00(4)  5,896,578
Invesco Van Kampen V.I. American Franchise Fund (Series II)
   2012                                          64,121     11.89            to 11.94(4)    728,128
   2011                                          88,830     10.58            to 10.73(4)    895,165
   2010                                          99,273     10.56            to 11.39(4)  1,075,228
   2009                                          67,920      8.99            to 9.61 (4)    629,870
   2008                                          62,558      5.52            to     5.85    354,726
Invesco Van Kampen V.I. Comstock Fund (Series II)
   2012                                       1,165,221     10.48            to    15.07 14,705,485
   2011                                       1,056,266      9.01            to    12.78 11,695,605
   2010                                         818,598      9.38            to    13.17  9,859,429
   2009                                         700,802      8.26            to    11.48  7,602,226
   2008                                         625,183      6.56            to     9.02  5,399,811
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
   2012                                       1,923,682     10.46            to    16.43 26,145,210
   2011                                       1,829,469      9.36            to    14.49 22,788,863
   2010                                       1,571,696      9.76            to    14.96 21,272,406
   2009                                       1,498,350      8.86            to    13.44 18,697,780
   2008                                       1,453,484      7.28            to    10.93 14,909,895

                                                      For the Year Ended December 31
                                         --------------------------------------------------------
                                          Expense Ratio   Investment          Total Return
                                             Lowest         Income              Lowest to
Year                                     to Highest /(1)/ Ratio /(2)/         Highest /(3)/
----                                     ---------------  ----------  -----------------------------
SunAmerica Dynamic Strategy Portfolio (Class 3)
   2012                                  1.15% to 2.15%     1.64%     3.84%(15)       to  4.35%(15)
   2011                                              --        --                                --
   2010                                              --        --                                --
   2009                                              --        --                                --
   2008                                              --        --                                --
Technology Portfolio (Class 3)
   2012                                  0.85% to 1.90%     0.00%         5.58%       to   6.27%(5)
   2011                                  0.85% to 1.90%     0.00%        -7.28%       to  -6.70%(5)
   2010                                  0.85% to 1.90%     0.00%        17.71%       to     18.95%
   2009                                  0.85% to 1.90%     0.00%        47.21%       to  48.76%(5)
   2008                                  1.52% to 1.90%     0.00%       -52.22%       to -52.00%(5)
Telecom Utility Portfolio (Class 3)
   2012                                  0.85% to 1.90%     3.76%        11.06%       to     12.24%
   2011                                  0.85% to 1.90%     2.22%         4.01%       to   5.10%(5)
   2010                                  1.30% to 1.90%     2.63%        11.17%       to     11.84%
   2009                                  1.30% to 1.90%     5.14%        29.26%       to  33.81%(8)
   2008                                  1.52% to 1.77%     2.60%       -38.69%       to    -38.54%
Total Return Bond Portfolio (Class 3)
   2012                                  0.85% to 2.15%     3.15%         4.73%       to      6.10%
   2011                                  0.85% to 1.90%     1.33%         4.11%       to   5.20%(5)
   2010                                  0.85% to 1.90%     2.77%         4.08%       to      5.18%
   2009                                  0.85% to 1.90%     2.03%         9.22%       to  10.37%(5)
   2008                                  0.85% to 1.90%     5.77%         2.84%       to      3.92%
Invesco Van Kampen V.I. American Franchise Fund (Series II)
   2012                                  0.85% to 1.90%     0.00%        11.26%       to     12.44%
   2011                                  0.85% to 1.90%     0.00%        -8.15%       to  -7.18%(5)
   2010                                  0.85% to 1.77%     0.00%        17.47%       to     18.55%
   2009                                  0.85% to 1.77%     0.00%        62.74%       to     64.24%
   2008                                  0.85% to 1.77%     0.19%       -50.01%       to    -49.55%
Invesco Van Kampen V.I. Comstock Fund (Series II)
   2012                                  0.85% to 2.15%     1.53%        16.39%       to     17.92%
   2011                                  0.85% to 1.90%     1.24%        -3.95%       to  -2.94%(5)
   2010                                  0.85% to 1.90%     0.12%        13.52%       to     14.72%
   2009                                  0.85% to 1.90%     4.31%        25.99%       to  27.32%(5)
   2008                                  0.85% to 1.90%     1.95%       -37.01%       to    -36.35%
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
   2012                                  0.85% to 2.15%     1.32%        11.91%       to     13.38%
   2011                                  0.85% to 1.90%     1.06%        -4.10%       to  -3.09%(5)
   2010                                  0.85% to 1.90%     0.10%        10.08%       to     11.24%
   2009                                  0.85% to 1.90%     3.61%        21.77%       to  23.06%(5)
   2008                                  0.85% to 1.90%     1.62%       -33.49%       to    -32.78%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                          At December 31                        For the Year Ended December 31
                 --------------------------------------  --------------------------------------------
                           Unit Fair Value               Expense Ratio     Investment     Total Return
                             Lowest to        Net Assets     Lowest          Income        Lowest to
Year              Units    Highest ($)/ (6)/  /(16)/ ($) to Highest /(1)/  Ratio /(2)/   Highest /(3)/
----------        -------  -----------------  ---------- ---------------   ----------  -----------------

Diversified International Account (Class 2)
   2012           65,213    6.39  to    6.52    423,548  1.55% to 1.70%       1.76%     16.01% to   16.19%
   2011           66,990    5.51  to    5.61    374,618  1.55% to 1.70%       0.15%    -12.85% to  -12.72%
   2010           74,288    6.32  to    6.43    476,248  1.55% to 1.70%       1.27%     11.00% to   11.17%
   2009           81,570    5.70  to    5.78    470,303  1.55% to 1.70%       3.93%     24.70% to   24.89%
   2008           86,227    4.57  to    4.63    398,229  1.55% to 1.70%       1.47%    -47.28% to  -47.20%

Equity Income Account (Class 2)
   2012           70,776   10.49  to   10.66    751,336  1.55% to 1.70%       2.75%     10.81% to   10.98%
   2011           77,222    9.46  to    9.61    738,730  1.55% to 1.70%       0.45%      3.40% to    3.55%
   2010           99,118    9.15  to    9.28    915,078  1.55% to 1.70%       2.89%     13.92% to   14.09%
   2009          128,587    8.03  to    8.13  1,041,372  1.55% to 1.70%       4.92%     17.74% to   17.92%
   2008          182,583    6.82  to    6.90  1,255,089  1.55% to 1.70%       2.34%    -35.23% to  -35.13%

Government & High Quality Bond Account (Class 2)
   2012            1,228    8.04  to    8.17     10,022  1.55% to 1.70%       3.75%      1.95% to    2.10%
   2011            1,234    7.89  to    8.00      9,864  1.55% to 1.70%       0.18%      4.12% to    4.27%
   2010            1,425    7.57  to    7.67     10,904  1.55% to 1.70%       5.76%      3.87% to    4.02%
   2009              245    7.29  to    7.37      1,785  1.55% to 1.70%       7.56%      4.42% to    4.58%
   2008              555    6.98  to    7.05      3,903  1.55% to 1.70%       7.56%      2.65% to    2.81%

Income Account (Class 2)
   2012           24,748    9.69  to    9.85    242,489  1.55% to 1.70%       4.08%      7.43% to    7.60%
   2011           27,214    9.02  to    9.15    247,808  1.55% to 1.70%       0.38%      4.27% to    4.42%
   2010           34,947    8.65  to    8.76    304,723  1.55% to 1.70%       6.38%      6.44% to    6.60%
   2009           37,750    8.13  to    8.22    308,706  1.55% to 1.70%       9.63%     16.18% to   16.35%
   2008           46,657    7.00  to    7.07    328,247  1.55% to 1.70%       8.74%     -5.37% to   -5.23%

LargeCap Blend Account II (Class 2)
   2012           10,693    6.92  to    7.03     74,941  1.55% to 1.70%       1.04%     12.90% to   13.07%
   2011           11,108    6.13  to    6.22     68,854  1.55% to 1.70%       0.01%     -2.10% to   -1.95%
   2010           15,251    6.26  to    6.34     96,483  1.55% to 1.70%       2.01%     11.06% to   11.23%
   2009           16,785    5.64  to    5.70     95,490  1.55% to 1.70%       1.29%     27.11% to   27.30%
   2008           17,631    4.44  to    4.48     78,807  1.55% to 1.70%       1.22%    -37.57% to  -37.48%

LargeCap Growth Account (Class 2)
   2012            5,052    7.41  to    7.53     38,050  1.55% to 1.70%       0.00%     14.59% to   14.77%
   2011            5,085    6.46  to    6.56     33,374  1.55% to 1.70%       0.00%     -6.11% to   -5.97%
   2010            6,386    6.88  to    6.98     44,359  1.55% to 1.70%       0.00%     16.06% to   16.23%
   2009            8,239    5.93  to    6.00     49,180  1.55% to 1.70%       0.35%     24.67% to   24.85%
   2008            8,350    4.76  to    4.81     39,948  1.55% to 1.70%       0.25%    -44.26% to  -44.17%

MidCap Blend Account (Class 2)
   2012           98,869   12.55  to   12.72  1,245,178  1.55% to 1.70%       0.63%     17.15% to   17.33%
   2011          126,733   10.71  to   10.84  1,361,514  1.55% to 1.70%       0.00%      6.18% to    6.34%
   2010          157,610   10.09  to   10.19  1,594,264  1.55% to 1.70%       2.30%     21.74% to   21.93%
   2009          203,119    8.29  to    8.36  1,687,684  1.55% to 1.70%       1.57%     26.18% to   26.37%
   2008          237,021    6.57  to    6.62  1,559,723  1.55% to 1.70%       1.42%    -30.92% to  -30.82%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                         At December 31                               For the Year Ended December 31
            -----------------------------------------------  -------------------------------------------------
                          Unit Fair Value                                          Investment     Total Return
                             Lowest to            Net Assets Expense Ratio Lowest    Income        Lowest to
Year          Units      Highest ($) /(6)/        /(16)/ ($)  to Highest /(1)/     Ratio /(2)/   Highest /(3)/
----------   ---------  ------------------------  ---------- --------------------  ----------  -----------------

Money Market Account (Class 2)
   2012        18,684    5.61   to         5.71      104,748   1.55% to 1.70%         0.00%     -1.69% to   -1.54%
   2011        18,817    5.70   to         5.80      107,304   1.55% to 1.70%         0.00%     -1.69% to   -1.54%
   2010        35,128    5.80   to         5.89      205,000   1.55% to 1.70%         0.00%     -1.69% to   -1.54%
   2009        30,188    5.90   to         5.98      178,972   1.55% to 1.70%         0.33%     -1.50% to   -1.36%
   2008       119,261    5.99   to         6.06      720,242   1.55% to 1.70%         2.05%      0.60% to    0.75%

Principal Capital Appreciation Account (Class 2)
   2012        22,863   13.42   to        13.65      309,913   1.55% to 1.70%         0.83%     11.66% to   11.82%
   2011        26,285   12.02   to        12.20      318,631   1.55% to 1.70%         0.00%     -1.83% to   -1.69%
   2010        30,809   12.25   to        12.41      380,064   1.55% to 1.70%         1.28%     13.17% to   13.34%
   2009        38,916   10.82   to        10.95      423,978   1.55% to 1.70%         0.96%     27.36% to   27.55%
   2008        53,444    8.50   to         8.59      456,753   1.55% to 1.70%         0.84%    -34.68% to  -34.58%

Real Estate Securities Account (Class 2)
   2012         1,058   21.30   to        21.84       22,750   1.55% to 1.70%         1.07%     14.88% to   15.06%
   2011         1,063   18.54   to        18.98       19,893   1.55% to 1.70%         0.00%      6.89% to    7.05%
   2010           663   17.35   to        17.73       11,504   1.55% to 1.70%         2.35%     23.18% to   23.37%
   2009         1,620   14.08   to        14.37       23,057   1.55% to 1.70%         3.43%     26.52% to   26.72%
   2008         1,822   11.13   to        11.34       20,469   1.55% to 1.70%         2.25%    -34.14% to  -34.04%

SAM Balanced Portfolio (Class 2)
   2012       635,115   11.22   to        11.55    7,217,707   1.52% to 1.77%         0.41%     10.49% to   10.77%
   2011       820,718   10.15   to        10.43    8,431,709   1.52% to 1.77%         2.57%     -1.04% to   -0.79%
   2010       915,093   10.26   to        10.51    9,490,958   1.52% to 1.77%         3.43%     11.35% to   11.63%
   2009     1,099,459    9.21   to         9.41   10,236,599   1.52% to 1.77%         3.69%     21.46% to   21.76%
   2008     1,283,256    7.58   to         7.73    9,843,630   1.52% to 1.77%         4.03%    -27.71% to  -27.53%

SAM Conservative Balanced Portfolio (Class 2)
   2012        13,750    8.61   to     11.86(4)      119,189   1.55% to 1.77%         0.40%      8.96% to    9.20%
   2011        27,080    7.88   to     10.88(4)      213,435   1.55% to 1.77%         3.26%      0.18% to    0.40%
   2010        45,994    7.85   to     10.86(4)      367,503   1.55% to 1.77%         3.78%      9.77% to   10.01%
   2009        36,525    7.14   to      9.89(4)      267,611   1.55% to 1.77%         3.89%     18.60% to   18.86%
   2008       107,666    6.00   to      8.34(4)      649,805   1.55% to 1.77%         3.98%    -20.83% to  -20.65%

SAM Conservative Growth Portfolio (Class 2)
   2012        69,627   11.28   to        11.45      792,793   1.55% to 1.70%         0.21%     11.89% to   12.06%
   2011        88,822   10.08   to        10.22      902,204   1.55% to 1.70%         1.86%     -2.30% to   -2.15%
   2010       145,807   10.32   to        10.44    1,511,685   1.55% to 1.70%         3.09%     12.99% to   13.16%
   2009       164,436    9.13   to         9.23    1,509,098   1.55% to 1.70%         4.75%     23.24% to   23.43%
   2008       211,521    7.41   to         7.48    1,573,396   1.55% to 1.70%         3.81%    -34.42% to  -34.32%

SAM Flexible Income Portfolio (Class 2)
   2012        59,574   10.11   to    12.32 (4)      637,504   1.55% to 1.77%         0.86%      8.40% to    8.64%
   2011        65,220    9.31   to    11.36 (4)      639,404   1.55% to 1.77%         3.67%      1.32% to    1.55%
   2010        83,668    9.16   to    11.22 (4)      799,210   1.55% to 1.77%         4.84%      8.33% to    8.57%
   2009       113,930    8.44   to    10.35 (4)      991,084   1.55% to 1.77%         4.48%     17.54% to   17.80%
   2008       175,382    7.17   to     8.81 (4)    1,280,792   1.55% to 1.77%         6.85%    -16.41% to  -15.35%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                                At December 31                                     For the Year Ended December 31
                   ---------------------------------------------------   ------------------------------------------------
                             Unit Fair Value                             Expense Ratio     Investment        Total Return
                                Lowest to              Net Assets /(16)/     Lowest          Income            Lowest to
Year                Units    Highest ($) /(6)/               ($)         to Highest /(1)/  Ratio /(2)/       Highest /(3)/
----------          -------  ------------------------  ----------------  ---------------   ----------  ---------------------

SAM Strategic Growth Portfolio (Class 2)
   2012             25,554   11.88    to     12.08           307,776     1.55% to 1.70%       0.00%     13.29%     to   13.46%
   2011             25,699   10.49    to     10.65           272,881     1.55% to 1.70%       1.29%     -3.77%     to   -3.63%
   2010             25,876   10.90    to     11.05           285,182     1.55% to 1.70%       2.36%     14.23%     to   14.40%
   2009             28,872    9.54    to      9.66           278,293     1.55% to 1.70%       3.48%     24.90%     to   25.09%
   2008             29,030    7.64    to      7.72           223,739     1.55% to 1.70%       3.64%    -38.61%     to  -38.52%

Short-Term Income Account (Class 2)
   2012              5,822    7.38    to      7.49            43,609     1.55% to 1.70%       1.83%      2.91%     to    3.06%
   2011              5,770    7.17    to      7.27            41,937     1.55% to 1.70%       0.14%     -0.75%     to   -0.60%
   2010              5,895    7.22    to      7.31            43,105     1.55% to 1.70%       1.00%      2.61%     to    2.77%
   2009             19,963    7.04    to      7.11           142,002     1.55% to 1.70%       5.16%      7.96%     to    8.12%
   2008              6,234    6.52    to      6.58            41,025     1.55% to 1.70%       1.47%     -2.89%     to   -2.75%

SmallCap Growth Account II (Class 2)
   2012              5,926    6.83    to      6.95            40,717     1.55% to 1.70%       0.00%     14.17%     to   14.34%
   2011              6,160    5.99    to      6.08            37,063     1.55% to 1.70%       0.00%     -6.31%     to   -6.17%
   2010              1,133    6.39    to      6.48             7,336     1.55% to 1.70%       0.00%     24.55%     to   24.74%
   2009              2,718    5.13    to      5.19            14,113     1.55% to 1.70%       0.00%     29.07%     to   29.26%
   2008              5,213    3.97    to      4.02            20,944     1.55% to 1.70%       0.00%    -42.25%     to  -42.16%

Columbia Variable Portfolio-High Income Fund (Class 1)
   2012              8,686   21.44    to     22.07           188,377     1.52% to 1.77%       6.15%     13.03%     to   13.32%
   2011             11,112   18.97    to     19.47           213,478     1.52% to 1.77%       6.01%      4.70%     to    4.96%
   2010             17,492   18.12    to     18.55           321,620     1.52% to 1.77%       7.72%      9.99%     to   10.27%
   2009             17,574   16.47    to     16.82           293,312     1.52% to 1.77%       9.88%     41.63%     to   41.98%
   2008             14,606   11.66    to     11.85           171,563     1.52% to 1.72%      10.36%    -26.06%     to  -25.91%

Columbia Variable Portfolio-Marsico Focused Equities
  Fund (Class 1)
   2012             46,714   11.74    to     12.14           561,279     1.52% to 1.77%       0.37%     10.07%     to   10.34%
   2011             51,093   10.66    to     11.00           557,259     1.52% to 1.77%       0.42%     -4.32%     to   -4.08%
   2010             50,384   11.14    to     11.47           573,654     1.52% to 1.77%       0.45%     16.64%     to   16.93%
   2009             58,840    9.56    to      9.81           573,393     1.52% to 1.77%       0.66%     26.42%     to   26.73%
   2008             61,746    7.56    to      7.74           475,471     1.52% to 1.77%       0.10%    -42.33%     to  -42.19%

Asset Allocation Fund (Class 2)
   2012            105,861   18.90    to     19.40         2,052,552     0.85% to 1.20%       1.92%     14.80%     to   15.21%
   2011            111,561   16.46    to     16.84         1,878,373     0.85% to 1.20%       1.84%     -6.35%(11) to    0.44%
   2010            125,672                   16.76         2,106,807              0.85%       1.96%                     11.55%
   2009            137,713                   15.03         2,069,569              0.85%       2.36%                     22.94%
   2008            135,339                   12.22         1,654,437              0.85%       2.86%                    -30.11%

Global Growth Fund (Class 2)
   2012            367,861   24.42    to     26.70         9,285,089     0.85% to 1.72%       0.88%     20.47%     to   21.52%
   2011            413,338   20.27    to     21.97         8,630,452     0.85% to 1.72%       1.26%    -10.44%     to   -9.66%(5)
   2010            460,508   22.64    to     24.32        10,692,807     0.85% to 1.72%       1.47%      9.84%     to   10.80%
   2009            519,722   20.61    to     21.95        10,945,587     0.85% to 1.72%       1.37%     39.88%     to   41.10%
   2008            625,386   14.73    to     15.55         9,375,646     0.85% to 1.72%       1.77%    -39.44%     to  -38.91%

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                            At December 31                                         For the Year Ended December 31
             ---------------------------------------------------------   ------------------------------------------------
                           Unit Fair Value                               Expense Ratio     Investment        Total Return
                              Lowest to                Net Assets /(16)/     Lowest          Income           Lowest to
Year           Units      Highest ($) /(6)/                  ($)         to Highest /(1)/  Ratio /(2)/      Highest /(3)/
-----------   ---------   ------------------------     ----------------  ---------------   ----------  --------------------

Growth Fund (Class 2)
   2012        433,087    21.22    to      23.20           9,462,122     0.85% to 1.72%       0.78%     15.88%    to   16.89%
   2011        494,010    18.31    to      19.85           9,281,857     0.85% to 1.72%       0.59%     -5.91%    to   -5.09%(5)
   2010        577,056    19.46    to      20.91          11,489,423     0.85% to 1.72%       0.72%     16.66%    to   17.68%
   2009        628,545    16.68    to      17.77          10,694,952     0.85% to 1.72%       0.65%     37.04%    to   38.23%
   2008        736,241    12.18    to      12.85           9,108,184     0.85% to 1.72%       0.82%    -44.93%    to  -44.45%

Growth-Income Fund (Class 2)
   2012        611,315    17.97    to      19.65          11,347,744     0.85% to 1.72%       1.59%     15.47%    to   16.49%
   2011        679,402    15.56    to      16.87          10,888,891     0.85% to 1.72%       1.49%     -3.50%    to   -2.66%(5)
   2010        771,857    16.12    to      17.33          12,783,276     0.85% to 1.72%       1.47%      9.53%    to   10.48%
   2009        854,158    14.72    to      15.68          12,870,904     0.85% to 1.72%       1.58%     29.01%    to   30.13%
   2008        979,919    11.41    to      12.05          11,399,496     0.85% to 1.72%       1.71%    -38.91%    to  -38.38%

Growth and Income Portfolio (Class VC)
   2012      1,121,963     9.09    to      13.03          12,643,950     0.85% to 2.15%       0.99%      9.70%    to   11.14%
   2011      1,107,787     8.28    to      11.73          11,559,607     0.85% to 1.90%       0.76%     -6.88%    to   -7.85%(5)
   2010        991,030     8.99    to      12.59          11,488,810     0.85% to 1.90%       0.59%     15.20%    to   16.42%
   2009        984,662     7.80    to      10.82           9,972,867     0.85% to 1.90%       1.05%     16.66%    to   17.89%(5)
   2008        912,391     6.69    to       9.17           7,912,037     0.85% to 1.90%       1.78%    -37.62%    to  -36.96%

Mid Cap Stock Portfolio (Class VC)
   2012          9,195                     15.75             144,784              0.85%       0.59%                    13.57%
   2011         12,651                     13.86             175,392              0.85%       0.20%                    -4.82%
   2010         13,916                     14.57             202,710              0.85%       0.36%                    24.37%
   2009         16,254                     11.71             190,371              0.85%       0.52%                    25.54%
   2008         14,663                      9.33             136,788              0.85%       1.27%                   -39.87%

Franklin Income Securities Fund (Class 2)
   2012        876,783    11.42    to      12.05          10,231,548     0.85% to 1.90%       6.26%     10.53%    to   11.70%
   2011        594,166    10.33    to      10.79           6,249,004     0.85% to 1.90%       5.68%      0.46%    to    1.52%(5)
   2010        282,085    10.29    to      10.63           2,942,495     0.85% to 1.90%       6.23%     10.55%    to   11.72%
   2009        196,116     9.31    to       9.51           1,843,992     0.85% to 1.90%       7.29%     33.05%    to   34.45%(5)
   2008        118,076     6.99    to       7.08             831,032     0.85% to 1.90%       3.27%    -30.06%(7) to  -29.23%(7)

Franklin Templeton VIP Founding Funds Allocation Fund
  (Class 2)
   2012        369,765     9.96    to      10.49           3,756,236     0.85% to 1.90%       2.70%     13.16%    to   14.35%
   2011        363,841     8.80    to       9.18           3,253,739     0.85% to 1.90%       0.01%     -3.40%    to   -2.38%(5)
   2010        323,878     9.11    to       9.40           2,983,855     0.85% to 1.90%       2.38%      8.18%    to    9.32%
   2009        278,168     8.42    to       8.60           2,360,067     0.85% to 1.90%       2.86%     27.80%    to   29.15%
   2008        233,058     6.59    to       6.66           1,542,126     0.85% to 1.90%       4.75%    -34.10%(7) to  -33.42%(7)

Allocation Balanced Portfolio (Class 3)
   2012        866,507    12.13    to     12.44 (4)       10,676,636     1.30% to 1.90%       1.36%      8.62%    to    9.28%
   2011                                    11.39
               396,382    11.17    to           (4)        4,494,956     1.30% to 1.90%       1.52%     -1.43%    to   -0.84%
   2010                                    11.48
               148,850    11.33    to           (4)        1,708,086     1.30% to 1.90%       5.94%(9)   6.05%(9) to    6.72%(9)
   2009             --                        --                  --                 --         --                        --
   2008             --                        --                  --                 --         --                        --

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                           At December 31                                   For the Year Ended December 31
           ----------------------------------------------------   ----------------------------------------------
                        Unit Fair Value                           Expense Ratio     Investment       Total Return
                           Lowest to           Net Assets0 /(16)/     Lowest          Income           Lowest to
Year         Units     Highest ($) /(6)/              ($)         to Highest /(1)/  Ratio /(2)/      Highest /(3)/
   ----     ---------  -------------------     -----------------  ---------------   ----------  ------------------

Allocation Growth Portfolio (Class 3)
   2012...                           11.68
             127,731   11.36   to         (4)      1,480,207      1.30% to 1.90%       0.90%    12.70%    to  13.38%
   2011...                           10.30
             121,539   10.08   to         (4)      1,245,468      1.30% to 1.90%       1.21%    -8.36%    to  -7.81%
   2010...    18,629   11.00   to    11.17           207,442      1.30% to 1.90%       2.62%(9)  8.60%(9) to   9.39%(9)
   2009...        --                    --                --                  --         --                      --
   2008...        --                    --                --                  --         --                      --

Allocation Moderate Growth Portfolio (Class 3)
   2012...                           12.07
             583,071   11.53   to         (4)      6,833,251      1.15% to 1.90%       1.22%    10.76%    to  11.60%
   2011...                           10.81
             389,181   10.41   to         (4)      4,112,751      1.15% to 1.90%       1.53%    -5.37%    to  -4.66%
   2010...    88,273   10.96   to    11.34           980,010      1.15% to 1.80%       5.49%(9)  7.71%(9) to   8.38%(9)
   2009...        --                    --                --                  --         --                      --
   2008...        --                    --                --                  --         --                      --

Allocation Moderate Portfolio (Class 3)
   2012...   891,862   11.85   to    12.21        10,785,246      1.30% to 2.15%       1.23%     9.38%    to  10.32%
   2011...   597,518   10.85   to   11.06 (4)      6,584,735      1.30% to 1.90%       1.36%    -3.75%    to  -3.17%
   2010...   142,836   11.27   to    11.43         1,629,705      1.30% to 1.90%       4.82%(9)  7.00%(9) to   7.62%(9)
   2009...        --                    --                --                  --         --                      --
   2008...        --                    --                --                  --         --                      --

Real Return Portfolio (Class 3)
   2012...                           12.60
           1,072,495   11.98   to         (4)     13,039,978      0.85% to 2.15%       2.92%     1.58%    to   2.91%
   2011...                           12.24
             657,278   11.80   to         (4)      7,824,471      0.85% to 1.90%       0.00%     4.01%    to   5.10%(5)
   2010...                           11.64
             242,390   11.35   to         (4)      2,763,425      0.85% to 1.90%       2.58%(9)  0.44%(9) to   1.35%(10)
   2009...        --                    --                --                  --         --                      --
   2008...        --                    --                --                  --         --                      --

(1)These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 4.

(2)These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4)Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5)Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

                         FS VARIABLE SEPARATE ACCOUNT
                                      OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


(7)For the period from the effective date of February 4, 2008 to December 31, 2008.

(8)For the period from the effective date of April 30, 2009 to December 31, 2009.

(9)For the period from the effective date of January 19, 2010 to December 31, 2010.

(10)For the period from the effective date of May 3, 2010 to December 31, 2010.

(11)For the period from the effective date of May 2, 2011 to December 31, 2011.

(12)For the period from the effective date of October 15, 2012 to December 31, 2012.
(13)For the period from the effective date of April 30, 2012 to December 31, 2012.

(14)For the period from the effective date of January 23, 2012 to December 31, 2012.

(15)For the period from the effective date of July 16, 2012 to December 31, 2012.
(16)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         INDEX TO FINANCIAL STATEMENTS

                                                                                    Page
                                                                                   Numbers
                                                                                   -------
Report of Independent Registered Public Accounting Firm                                  1
Balance Sheets - December 31, 2012 and 2011                                         2 to 3
Statements of Income - Years Ended December 31, 2012, 2011 and 2010                      4
Statements of Comprehensive Income - Years Ended December 31, 2012, 2011 and 2010        5
Statements of Shareholder's Equity - Years Ended December 31, 2012, 2011 and 2010        6
Statements of Cash Flows - Years Ended December 31, 2012, 2011 and 2010             7 to 8
Notes to Financial Statements                                                      9 to 69

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets and the related statements of income, of comprehensive income, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2013

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                BALANCE SHEETS

                                                                      December 31,
                                                                  ---------------------
                                                                   2012       2011
                                                                  ------- -------------
                                                                          (as adjusted,
                                                                           see Note 2)
                                                                      (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost: 2012 - $19,280; 2011 - $19,435)             $21,417    $20,651
   Fixed maturity securities, trading, at fair value                   --        111
   Hybrid securities, at fair value
     (cost: 2012 - $66; 2011 - $32)                                    68         31
   Equity securities, available for sale, at fair value
     (cost: 2012 - $2; 2011 - $5)                                       4          6
   Mortgage and other loans receivable
     (net of allowance: 2012 - $16; 2011 - $26)                     1,622      1,379
   Policy loans                                                       224        229
   Investment real estate
     (net of accumulated depreciation of: 2012 - $9; 2011 - $9)        39         26
   Partnerships and other invested assets                             528        335
   Short-term investments
     (portion measured at fair value: 2012 - $691; 2011 - $58)        954        105
   Derivative assets, at fair value                                     4          9
                                                                  -------    -------
Total investments                                                  24,860     22,882
Cash                                                                   15         31
Accrued investment income                                             216        217
Reinsurance receivables                                               290        293
Deferred policy acquisition costs                                     227        428
Deferred sales inducements                                              5         68
Income taxes receivable                                                 5         --
Deferred tax asset                                                     --         45
Other assets                                                          170        119
Separate account assets, at fair value                              1,135        751
                                                                  -------    -------
TOTAL ASSETS                                                      $26,923    $24,834
                                                                  =======    =======

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          BALANCE SHEETS (Continued)



                                                                                          December 31,
                                                                                     -------------------------
                                                                                       2012         2011
                                                                                      -------   -------------
                                                                                                (as adjusted,
                                                                                                 see Note 2)
                                                                                     (In Millions, except share
                                                                                             data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits                                                            $ 5,891       $ 5,470
   Policyholder contract deposits                                                     13,899        14,044
   Policy claims and benefits payable                                                    255           256
   Other policyholders' funds                                                            362           405
   Reserve for unearned premiums                                                         100           100
   Income taxes payable to parent                                                         --            46
   Deferred income taxes payable                                                          54            --
   Notes payable - to third parties, net                                                  10            --
   Securities lending payable                                                            784            --
   Derivative liabilities, at fair value                                                  16             9
   Other liabilities                                                                     389           281
   Separate account liabilities                                                        1,135           751
                                                                                      -------      -------
TOTAL LIABILITIES                                                                     22,895        21,362
                                                                                      -------      -------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 12)
SHAREHOLDER'S EQUITY:
   Common stock, $2 par value, 1,980,658 shares authorized, issued and outstanding         4             4
   Additional paid-in capital                                                          3,740         3,961
   Accumulated deficit                                                                  (482)         (846)
   Accumulated other comprehensive income                                                766           353
                                                                                      -------      -------
TOTAL SHAREHOLDER'S EQUITY                                                             4,028         3,472
                                                                                      -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                           $26,923       $24,834
                                                                                      =======      =======

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             STATEMENTS OF INCOME

                                                                                        Years ended December 31,
                                                                                        ----------------------
                                                                                         2012     2011    2010
                                                                                        ------   ------  ------
                                                                                             (In Millions)
REVENUES:
   Premiums and other considerations                                                    $  503   $  480  $  508
   Net investment income                                                                 1,238    1,175   1,211
   Net realized investment gains (losses):
       Total other-than-temporary impairments on available for sale securities             (25)    (114)   (140)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in accumulated other comprehensive income          (21)      (6)    (48)
                                                                                        ------   ------  ------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income                                                          (46)    (120)   (188)
       Other realized investment gains                                                     195      238      66
                                                                                        ------   ------  ------
          Total net realized investment gains (losses)                                     149      118    (122)
   Insurance charges                                                                       223      193     196
   Other                                                                                    58       69      62
                                                                                        ------   ------  ------
TOTAL REVENUES                                                                           2,171    2,035   1,855
                                                                                        ------   ------  ------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                 1,035      933     796
   Interest credited on policyholder contract deposits                                     454      465     446
   Amortization of deferred policy acquisition costs                                        87       93      72
   Amortization of deferred sales inducements                                               40       29      13
   General and administrative expenses, net of deferrals                                   127      144     197
   Commissions, net of deferrals                                                           130      125     105
                                                                                        ------   ------  ------
TOTAL BENEFITS AND EXPENSES                                                              1,873    1,789   1,629
                                                                                        ------   ------  ------
INCOME BEFORE INCOME TAX BENEFIT                                                           298      246     226
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                  35       72     (30)
   Deferred                                                                               (101)     (75)   (154)
                                                                                        ------   ------  ------
TOTAL INCOME TAX BENEFIT                                                                   (66)      (3)   (184)
                                                                                        ------   ------  ------
NET INCOME                                                                              $  364   $  249  $  410
                                                                                        ======   ======  ======

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME

                                                                                         Years ended December 31,
                                                                                    ----------------------------------
                                                                                     2012       2011          2010
                                                                                    ------  ------------- -------------
                                                                                            (as adjusted, (as adjusted,
                                                                                             see Note 2)   see Note 2)
                                                                                               (In Millions)
NET INCOME                                                                          $  364      $ 249         $ 410
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains (losses) of fixed maturity investments on which other-than-temporary credit impairments were taken - net of
     reclassification adjustments                                                      (81)        60           393
   Deferred income tax (expense) benefit on above changes                               29        (23)         (126)
   Net unrealized gains on all other invested assets arising during the current
     period - net of reclassification adjustments                                    1,014        382           465
   Deferred income tax expense on above changes                                       (339)      (143)         (163)
   Adjustment to deferred policy acquisition costs and deferred sales inducements     (198)       (59)         (235)
   Deferred income tax benefit on above changes                                         73         21            89
   Insurance loss recognition                                                         (131)      (227)         (217)
   Deferred income tax benefit on above changes                                         46         79            76
                                                                                    ------      -----         -----
OTHER COMPREHENSIVE INCOME                                                             413         90           282
                                                                                    ------      -----         -----
COMPREHENSIVE INCOME                                                                $  777      $ 339         $ 692
                                                                                    ======      =====         =====

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                     Years ended December 31,
                                                                ----------------------------------
                                                                 2012       2011          2010
                                                                ------  ------------- -------------
                                                                        (as adjusted, (as adjusted,
                                                                         see Note 2)   see Note 2)
                                                                           (In Millions)
COMMON STOCK:
   Balance at beginning and end of year                         $    4     $     4       $     4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  3,961       4,076         4,075
       Capital contributions from Parent (see Note 13)              --           1             1
       Return of capital                                          (221)       (116)           --
                                                                ------     -------       -------
   Balance at end of year                                        3,740       3,961         4,076
                                                                ------     -------       -------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                   (846)     (1,095)       (1,464)
       Cumulative effect of accounting change, net of tax           --          --           (41)
                                                                ------     -------       -------
   Adjusted balance at beginning of year                          (846)     (1,095)       (1,505)
       Net income                                                  364         249           410
                                                                ------     -------       -------
   Balance at end of year                                         (482)       (846)       (1,095)
                                                                ------     -------       -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                    353         263           (19)
       Cumulative effect of accounting change, net of tax           --          --             4
                                                                ------     -------       -------
   Adjusted balance at beginning of year                           353         263           (15)
       Other comprehensive income                                  413          90           278
                                                                ------     -------       -------
   Balance at end of year                                          766         353           263
                                                                ------     -------       -------
TOTAL SHAREHOLDER'S EQUITY                                      $4,028     $ 3,472       $ 3,248
                                                                ======     =======       =======

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           STATEMENTS OF CASH FLOWS

                                                                                    Years ended December 31,
                                                                                   -------------------------
                                                                                     2012     2011     2010
                                                                                   -------  -------  -------
                                                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $   364  $   249  $   410
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                                    454      465      446
Fees charged for policyholder contract deposits                                       (196)    (188)    (188)
Amortization of deferred policy acquisition costs                                       87       93       72
Amortization of deferred sales inducements                                              40       29       13
Net realized investment (gains) losses                                                (149)    (118)     122
Equity in income of partnerships and other invested assets                             (20)      (2)     (21)
Depreciation and amortization                                                            3        4      (21)
Amortization (accretion) of net premium/discount on investments                       (137)    (142)     (92)
Provision for deferred income taxes                                                   (101)    (114)    (181)
Unrealized (gains) losses in earnings - net                                             18       (2)     (41)
Capitalized interest                                                                   (15)     (15)      (2)
CHANGE IN:
   Hybrid securities, at fair value                                                     --      (22)      --
   Accrued investment income                                                             1      (26)      (3)
   Amounts due to/from related parties                                                 (14)      33      (13)
   Worker's compensation claim reserve, net                                             --       --     (331)
   Reinsurance receivables                                                               3       24       16
   Deferral of deferred policy acquisition costs                                       (39)     (86)     (83)
   Deferral of sales inducements                                                        (1)      --       --
   Income taxes currently receivable/payable                                           (43)     128       64
   Other assets                                                                        (32)      18       37
   Future policy benefits                                                              274       (3)      (4)
   Other policyholders' funds                                                          (43)     (12)     (10)
   Other liabilities                                                                   100        4       27
Other, net                                                                              (1)      (2)      23
                                                                                   -------  -------  -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                       553      315      240
                                                                                   -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities, available for sale                                    (3,828)  (7,103)  (3,134)
   Mortgage and other loans                                                           (312)    (265)     (32)
   Other investments, excluding short-term investments                                (406)    (297)     (93)
Sales of:
   Fixed maturity securities, available for sale                                     2,724    2,157    1,998
   Equity securities                                                                     5        9       12
   Other investments, excluding short-term investments                                 133       79       85
Redemptions and maturities of:
   Fixed maturity securities, available for sale                                     1,553    1,508      909
   Mortgage and other loans                                                             93       94       49
   Other investments, excluding short-term investments                                 160       42        7
Purchases of property, equipment and software                                           (1)      (1)      --
Change in short-term investments                                                      (849)   2,566     (630)
                                                                                   -------  -------  -------
       NET CASH USED IN INVESTING ACTIVITIES                                       $  (728) $(1,211) $  (829)
                                                                                   -------  -------  -------

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     STATEMENTS OF CASH FLOWS (Continued)


                                                               Years ended December 31,
                                                               -----------------------
                                                                 2012    2011    2010
                                                               -------  ------  ------
                                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                  $   699  $1,934  $1,604
Policyholder account withdrawals                                (1,054)   (669)   (636)
Net exchanges from separate accounts                               (57)    (21)    (10)
Claims and annuity payments                                         (6)   (237)   (372)
Change in securities lending payable                               784      --      --
Net receipts from (repayments of) other short-term financings       10       6      (4)
Cash overdrafts                                                      4       8      --
Return of capital                                                 (221)   (116)     --
                                                               -------  ------  ------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                       159     905     582
                                                               -------  ------  ------
INCREASE (DECREASE) IN CASH                                        (16)      9      (7)
CASH AT BEGINNING OF PERIOD                                         31      22      29
                                                               -------  ------  ------
CASH AT END OF PERIOD                                          $    15  $   31  $   22
                                                               =======  ======  ======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                              $    86  $   18  $   27
Interest (received) paid                                       $   (13) $   --  $   51
Non-cash activity:
Sales inducements credited to policyholder contract deposits   $    23  $   28  $   24
Other various non-cash contributions                           $    --  $    1  $    1

                See accompanying notes to financial statements

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a direct, wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), which is in turn an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual fixed and variable annuity and life products, group insurance and certain credit products. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

Individual annuity products offered by the Company include fixed and equity-indexed annuities, immediate annuities, terminal funding annuities, structured settlement contracts and annuities directed at the market for tax-deferred, long-term savings products. These individual annuity products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions, affiliated and independent broker-dealers and full-service securities firms.

The individual life insurance products include universal life, term life, whole life and interest sensitive whole life. These individual life products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("FSA"), a subsidiary of the former SunAmerica Life Insurance Company ("SALIC"), merged with US Life, the surviving entity.

Effective December 31, 2012, SALIC merged into the American General Life Insurance Company ("AGL"), along with several other insurance companies within AIG's Life and Retirement segment (the "Merger"). The primary purpose of the Merger was to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The Merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of FSA for all periods presented.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Effective December 31, 2010, American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with US Life, the surviving entity. The primary purpose of the merger was to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  policyholder contract deposits;

    . recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    . income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets; and

    .  fair value measurement of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's financial condition, results of operations and cash flows could be materially affected.

Revision of Prior Year Financial Statements

The Balance Sheet as of December 31, 2011, and the Statements of Comprehensive Income and Statements of Shareholder's Equity for the periods ending
December 31, 2011 and 2010, were revised to correct the amortization factors that were used to calculate shadow DAC and shadow sales inducements on a certain block of business. These revisions were not considered to be material, individually or in aggregate to previously issued financial statements. There was no effect to the Statements of Income, or the Statement of Cash Flows.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The following tables reflect this revision and its effect on line items in the financial statements for 2011 and 2010 as follows:

As of and for the year ended December 31, 2011:

                                                              As previously
                                                                reported     Adjustment   As revised
                                                              ------------- ------------- ----------
                                                                            (In Millions)
Balance Sheet
Deferred policy acquisition costs                                $   504        $(76)      $   428
Deferred sales inducements                                            93         (25)           68
Deferred tax asset                                                    10          35            45
Total Assets                                                      24,900         (66)       24,834
Accumulated other comprehensive income                               419         (66)          353
Total Shareholder's Equity                                         3,538         (66)        3,472
Total Liabilities and Shareholder's Equity                        24,900         (66)       24,834
Statements of Comprehensive Income
Adjustment to deferred policy acquisition costs and deferred
  sales inducements                                                   (8)        (51)          (59)
Deferred income tax benefit on above changes                           3          18            21
Other comprehensive income                                           123         (33)           90
Comprehensive income                                                 372         (33)          339
Statement of Shareholder's Equity
Accumulated other comprehensive income:
Balance at beginning of year                                         296         (33)          263
Adjusted balance at beginning of year                                296         (33)          263
Other comprehensive income                                           123         (33)           90
Balance at end of year                                               419         (66)          353
Total Shareholder's Equity                                         3,538         (66)        3,472

As of and for the year ended December 31, 2010:

                                                              As previously                 As
                                                                reported     Adjustment   revised
                                                              ------------- ------------- -------
                                                                            (In Millions)
Statements of Comprehensive Income
Adjustment to deferred policy acquisition costs and deferred
  sales inducements                                              $ (185)        $(50)     $ (235)
Deferred income tax benefit on above changes                         72           17          89
Other comprehensive income                                          315          (33)        282
Comprehensive income                                                725          (33)        692
Statement of Shareholder's Equity
Accumulated other comprehensive income:
Balance at beginning of year                                        (19)          --         (19)
Adjusted balance at beginning of year                               (15)          --         (15)
Other comprehensive income                                          311          (33)        278
Balance at end of year                                              296          (33)        263
Total Shareholder's Equity                                        3,281          (33)      3,248

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, endowment, universal life, variable universal life, fixed annuity, guaranteed renewable term life, limited payment and investment contracts. Long duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, dental, vision, AD&D, excess major medical, credit and disability policies. These contracts provide insurance protection for a fixed period of short duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2012 or 2011.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (loss), net of deferred taxes and an adjustment to DAC and deferred sales inducements, in shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired ("PCI") securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's previous economic interest in Maiden Lane II LLC ("ML II"), which was carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Impairment Policy

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income).

When estimating future cash flows for a structured fixed maturity security (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and the timing of such defaults;

    .  Loss severity and the timing of any recovery; and

    .  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the statements of income. Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

The Company does not currently hold any loans classified as held for sale.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on such impaired loans is recognized as cash is received.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a three percent interest (five percent in 2011) are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a three percent or greater interest or less than three percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Other invested assets include the Company's carrying value of its ownership in the Federal Home Loan Bank ("FHLB") of New York.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate and foreign currency swaps, options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues or has issued equity-indexed universal life and annuity products that offer optional guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum account value ("GMAV") living benefits. These types of guarantees are considered embedded derivatives that are required to be bifurcated from the host

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

contract and carried at fair value. The Company purchases exchange traded and over-the-counter options and exchange traded futures from various indicies to offset the increase in its liabilities resulting from the indexed features of these products. Exchange traded options and futures are marked to market using observable market quotes, while the over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company issues or has issued certain variable annuity products that offer optional guaranteed living benefits which are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

See Note 5 for further discussion of embedded derivatives.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the balance sheets as derivative assets or derivative liabilities. The fair value of the embedded derivatives is reflected in policyholder contract deposits in the balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the statements of income.

See Notes 3 and 5 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses.

DAC for certain investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC on certain products equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. For long-duration traditional business, if

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

such reinvestment would not be sufficient to recover DAC, and meet policyholder obligations, an adjustment to DAC and additional future policy benefits for those products is recorded using best estimates that incorporate a review of assumptions regarding mortality, morbidity, persistency, maintenance expenses and investment returns. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income. DAC related to certain investment-oriented business sold on AIL paper prior to its December 31, 2010 merger with US Life was not adjusted for changes in net unrealized gains or losses.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.0 percent. For the Company's variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 7.5 percent.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policyholders on certain of its products. The sales inducements provided to the variable annuity policyholders are primarily reflected in the separate account liability on the balance sheets. All other sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the balance sheets. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues or has issued variable annuities and variable universal life contracts, for which the investment risk lies solely with the policyholder, except with respect to amounts invested in the fixed-rate account option and minimum guarantees made by the Company with respect to certain policies. The assets supporting the variable portion of variable annuities and variable universal life contracts are carried at fair value and reported as separate account assets with an equivalent liability in the balance sheets. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the statements of income.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts and are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefits ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the policyholder's beneficiary will receive the greater of (i) the policyholder's account value, or (ii) a guaranteed minimum benefit that varies by product and type of benefit elected by the policyholder. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed policyholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for GMDB are included in policyholder benefits in the statements of income. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

For group and credit contracts the policy reserve is equal to the unearned premium reserves. The unearned premium reserve for group business is based on gross premium and is calculated on a pro rata basis.

Waiver of premium reserves for life insurance are based primarily on the 1970 Krieger table, modified for Company experience. The interest rate assumption varies by year of incurral and the average is approximately 5.15 percent.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life insurance and annuity products, such as those sold by the Company, are not reflected as revenues in the Company's statements of income, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gains (losses) in the statements of income.

GMWB is a feature the Company offers on certain variable annuity products. If available and elected by the policyholder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying policyholder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the second quarter of 2004 to May 2009. If available and elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying policyholder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of policyholder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique was modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives.

Equity-indexed annuities and equity-indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience-rated group products and liabilities for premiums received in advance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income. The Company's participating business has not been profitable and has resulted in an asset, rather than a liability balance. Such assets or receivable balances are not recognized for financial reporting purposes at December 31, 2012 or 2011.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized as revenue when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in policyholder benefits in the statements of income.

Premiums on accident and health policies and credit products are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums. The Company estimates and accrues group and credit premiums due but not yet collected.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income from common and preferred stock and distributions from other investments.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value and investments for which the fair value option has been elected.

    . Earnings from private equity funds and hedge fund investments accounted for under the equity method.

    .  Interest income on mortgage, policy and other loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected), real estate, investments in private equity funds and hedge funds and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected) and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivative assets and liabilities.

INSURANCE CHARGES AND OTHER

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the statements of income. As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees and asset management fees are recorded as income in other revenue when earned.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the Financial Accounting Standards Board ("FASB") issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired.

The standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. While early adoption was permitted, the Company adopted the standard on its required effective date of January 1, 2013. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In February 2013, the FASB issued guidance that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement.

The standard is effective for fiscal years and interim periods beginning on or after January 1, 2013, and will be applied retrospectively to all comparative periods presented. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Comprehensive Income

In February 2013, the FASB issued guidance on the presentation requirements for items reclassified out of accumulated other comprehensive income. Companies will be required to disclose the effect of significant items reclassified out of accumulated other comprehensive income on the respective line items of net income or provide a cross-reference to other disclosures currently required under GAAP for relevant items.

The standard is effective for annual and interim reporting periods beginning after December 15, 2012. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2012:

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The Company adopted the standard retrospectively on January 1, 2012.

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

The method the Company uses to amortize DAC did not change as a result of the adoption of the standard.

The adoption of the standard resulted in an increase to beginning of period accumulated deficit for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. Accordingly, the Company revised its historical financial statements and accompanying notes in the financial statements for the changes in DAC and associated changes in acquisitions expenses and income taxes.

The following table presents amounts previously reported as of December 31, 2011, to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the balance sheet.

                                                        As Reported
                                                        w. revisions Effect of As Currently
                                                        (see Note 2)  Change     Reported
DECEMBER 31, 2011                                       ------------ --------- ------------
                                                                   (in Millions)
Balance Sheet:
   Deferred policy acquisition cost                       $   482      $(54)     $   428
   Deferred sales inducements                                  70        (2)          68
   Income tax receivable                                       35        10           45
   Total assets                                            24,880       (46)      24,834
   Income tax payable                                          56       (10)          46
   Total liabilities                                       21,372       (10)      21,362
   Accumulated deficit                                       (803)      (43)        (846)
   Accumulated other comprehensive income                     346         7          353
   Total shareholder's equity                               3,508       (36)       3,472
   Total liabilities and shareholder's equity              24,880       (46)      24,834

The following tables present amounts previously reported for the years ended December 31, 2011 and 2010 to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the statements of income and statements of cash flows.

                                                           As Previously Effect of As Currently
                                                             Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                               ------------- --------- ------------
                                                                      (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs          $  103       $(10)      $   93
   Amortization of deferred sales inducements                     28          1           29
   General and administrative expenses, net of deferrals         131         13          144
   Total benefits and expenses                                 1,785          4        1,789
   Income before income tax benefit                              250         (4)         246
   Income tax benefit                                             (2)        (1)          (3)
   Net income                                                    252         (3)         249

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                           As Previously Effect of As Currently
                                                             Reported     Change     Reported
                                                           ------------- --------- ------------
                                                                      (in Millions)
YEAR ENDED DECEMBER 31, 2010
Statement of Income:
   Amortization of deferred policy acquisition costs          $   85       $(13)      $   72
   General and administrative expenses, net of deferrals         185         12          197
   Total benefits and expenses                                 1,630         (1)       1,629
   Income before income tax benefit                              225          1          226
   Net income                                                    409          1          410

Adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by operating activities.

                                                       As Previously Effect of As Currently
                                                         Reported     Change     Reported
                                                       ------------- --------- ------------
                                                                  (in Millions)
YEAR ENDED DECEMBER 31, 2011
Cash flows from operating activities:
   Net income                                              $252        $ (3)       $249
   Amortization of deferred policy acquisition costs        103         (10)         93
   Amortization of deferred sales inducements                28           1          29
   Deferral of deferred policy acquisition costs            (94)          8         (86)
   Income taxes currently receivable/payable                126           2         128

                                                       As Previously Effect of As Currently
                                                         Reported     Change     Reported
                                                       ------------- --------- ------------
                                                                  (in Millions)
YEAR ENDED DECEMBER 31, 2010
Cash flows from operating activities:
   Net income                                              $ 409       $  1       $ 410
   Amortization of deferred policy acquisition costs          85        (13)         72
   Provision for deferred income taxes                      (182)         1        (181)
   Deferral of deferred policy acquisition costs             (90)         7         (83)
   Income taxes currently receivable/payable                  62          2          64

Reconsideration of Effective Control for Secured Borrowings

In April 2011, the FASB issued an accounting standard that amends the criteria used to determine effective control for repurchase agreements and other similar agreements such as securities lending transactions. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings (i.e., financings) instead of sales of the securities.

The standard removes from the assessment of effective control the requirement that the transferor have the ability to repurchase or redeem the financial assets on substantially agreed terms, even in the event of default by the transferee. The removal of this requirement makes the level of collateral received by the transferor in a repurchase agreement or similar agreement irrelevant in determining whether the transaction should be accounted for as a sale. Consequently, more repurchase agreements, securities lending transactions and similar arrangements will be accounted for as secured borrowings.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The guidance in the standard was required to be applied prospectively to transactions or modifications that occur on or after January 1, 2012.

Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. The measurement and disclosure requirements under GAAP and IFRS are now generally consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value measurement and disclosure guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. The guidance clarifies existing guidance on the application of fair value measurements, changes certain principles or requirements for measuring fair value, and requires significant additional disclosures for Level 3 valuation inputs. The new disclosure requirements were applied prospectively. The standard became effective for the Company beginning January 1, 2012. The standard did not have any effect on the Company's financial condition, results of operations or cash flows. See Note 3 herein.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The standard became effective beginning January 1, 2012 with retrospective application required. The standard did not have any effect on the Company's financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011. See Note 3.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows. See Note 4.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of Variable Interest Entities ("VIE")

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

.. Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

.. Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

.. The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

   based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities--Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third-party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market--observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Changes in the fair value of separate account assets are completely offset in the statements of income and comprehensive income by changes in separate account liabilities, which are not carried at fair value.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Derivative Assets and Liabilities

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded policy derivatives that the Company bifurcates from the host contracts and accounts for separately at fair value, with changes in fair value recognized in earnings. The Company concluded these contracts contain
(i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with equity-indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment also reflects a market participant's view of the Company's claims-paying ability and incorporates an additional spread to the swap curve used to value embedded policy derivatives.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the levels of the inputs used:

At December 31, 2012

                                                      Level 1  Level 2  Level 3 Total Fair Value
                                                     -------- -------- -------- ----------------
                                                                    (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                         $ --   $   115   $   --      $   115
   Foreign government                                    --       503       --          503
   States, territories & political subdivisions          --       375      136          511
   Corporate debt                                        --    15,265      203       15,468
   RMBS                                                  --     1,493    1,062        2,555
   CMBS                                                  --       348      652        1,000
   CDO/ABS                                               --       498      767        1,265
                                                       ----   -------   ------      -------
Total fixed maturity securities, available for sale      --    18,597    2,820       21,417
                                                       ----   -------   ------      -------
Hybrid securities:
   RMBS                                                  --        33        6           39
   CMBS                                                  --        --       11           11
   CDO/ABS                                               --         9        9           18
                                                       ----   -------   ------      -------
Total hybrid securities                                  --        42       26           68
                                                       ----   -------   ------      -------
Equity securities, available for sale:
   Preferred stocks                                      --        --        4            4
                                                       ----   -------   ------      -------
Total equity securities, available for sale              --        --        4            4
                                                       ----   -------   ------      -------
Partnerships and other invested assets (a)               --        55       37           92
Short-term investments (b)                                3       688       --          691
Derivative assets:
   Equity contracts                                       4        --       --            4
                                                       ----   -------   ------      -------
Total derivative assets                                   4        --       --            4
                                                       ----   -------   ------      -------
Separate account assets                                 970       165       --        1,135
                                                       ----   -------   ------      -------
       Total                                           $977   $19,547   $2,887      $23,411
                                                       ====   =======   ======      =======
LIABILITIES:
Policyholder contract deposits (c)                     $ --   $    --   $   59      $    59
Derivative liabilities:
   Foreign exchange contracts                            --        16       --           16
                                                       ----   -------   ------      -------
Total derivative liabilities                             --        16       --           16
                                                       ----   -------   ------      -------
       Total                                           $ --   $    16   $   59      $    75
                                                       ====   =======   ======      =======

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


At December 31, 2011

                                                     Level 1 Level 2 Level 3 Total Fair Value
                                                     ------- ------- ------- ----------------
                                                                  (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                        $124   $   122 $   --      $   246
   Foreign government                                   --       246     --          246
   States, territories & political subdivisions         --       264    164          428
   Corporate debt                                       --    15,003    165       15,168
   RMBS                                                 --     1,753  1,013        2,766
   CMBS                                                 --       267    544          811
   CDO/ABS                                              --       479    507          986
                                                      ----   ------- ------      -------
Total fixed maturity securities, available for sale    124    18,134  2,393       20,651
                                                      ----   ------- ------      -------
Fixed maturity securities, trading:
   CDO/ABS                                              --        --    111          111
                                                      ----   ------- ------      -------
Total fixed maturity securities, trading                --        --    111          111
                                                      ----   ------- ------      -------
Hybrid securities:
   RMBS                                                 --         6      8           14
   CDO/ABS                                              --         8      9           17
                                                      ----   ------- ------      -------
Total hybrid securities                                 --        14     17           31
                                                      ----   ------- ------      -------
Equity securities, available for sale:
   Common stocks                                        --        --      1            1
   Preferred stocks                                     --         5     --            5
                                                      ----   ------- ------      -------
Total equity securities, available for sale             --         5      1            6
                                                      ----   ------- ------      -------
Partnerships and other invested assets (a)              --       148     36          184
Short-term investments (b)                              --        58     --           58
Derivative assets:
   Interest rate contracts                               2        --     --            2
   Equity contracts                                      7        --     --            7
                                                      ----   ------- ------      -------
Total derivative assets                                  9        --     --            9
                                                      ----   ------- ------      -------
Separate account assets                                751        --     --          751
                                                      ----   ------- ------      -------
       Total                                          $884   $18,359 $2,558      $21,801
                                                      ====   ======= ======      =======
LIABILITIES:
Policyholder contract deposits (c)                    $ --   $    -- $   44      $    44
Derivative liabilities:
   Foreign exchange contracts                           --         9     --            9
                                                      ----   ------- ------      -------
Total derivative liabilities                            --         9     --            9
                                                      ----   ------- ------      -------
       Total                                          $ --   $     9 $   44      $    53
                                                      ====   ======= ======      =======

(a) Amounts presented for partnerships and other invested assets in the tables above differ from the amounts presented in the balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(b) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $263 million and $47 million at December 31, 2012 and 2011, respectively.
(c) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2012 and 2011, Level 3 assets were 10.7 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 0.3 percent and 0.2 percent of total liabilities, respectively.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2012.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2012 and 2011 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the statements of income during 2012 and 2011 related to the Level 3 assets and liabilities that remained in the balance sheets at December 31, 2012 and 2011:



                                                             Net
                                                           Realized
                                                             and                    Purchases,
                                                          Unrealized                  Sales,
                                                  Fair      Gains     Accumulated   Issuances                        Fair
                                                  Value    (Losses)      Other         and        Gross     Gross   Value
                                                Beginning  included  Comprehensive Settlements, Transfers Transfers End of
December 31, 2012                                of Year  in Income  Income (Loss)     Net         In        Out     Year
-----------------                               --------- ---------- ------------- ------------ --------- --------- ------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political
     subdivisions                                $  164      $  4        $  7         $ (10)      $ 10      $ (39)  $  136
   Corporate debt                                   165        (6)          1            35        152       (144)     203
   RMBS                                           1,013        60         181           (96)        43       (139)   1,062
   CMBS                                             544        (2)         81            29          9         (9)     652
   CDO/ABS                                          507        10          29           260         63       (102)     767
                                                 ------      ----        ----         -----       ----      -----   ------
Total fixed maturity securities, available for
  sale                                            2,393        66         299           218        277       (433)   2,820
                                                 ------      ----        ----         -----       ----      -----   ------
Fixed maturity securities, trading:
   CDO/ABS                                          111        38         (18)         (131)        --         --       --
                                                 ------      ----        ----         -----       ----      -----   ------
Total fixed maturity securities, trading            111        38         (18)         (131)        --         --       --
                                                 ------      ----        ----         -----       ----      -----   ------
Hybrid securities:
   RMBS                                               8         1          --            (2)        --         (1)       6
   CMBS                                              --         1          --            10         --         --       11
   CDO/ABS                                            9       (85)         --            85         --         --        9
                                                 ------      ----        ----         -----       ----      -----   ------
Total hybrid securities                              17       (83)         --            93         --         (1)      26
                                                 ------      ----        ----         -----       ----      -----   ------
Equity securities, available for sale:
   Common stocks                                      1        --          --            (1)        --         --       --
   Preferred stocks                                  --        --           2             2         --         --        4
                                                 ------      ----        ----         -----       ----      -----   ------
Total equity securities, available for sale           1        --           2             1         --         --        4
                                                 ------      ----        ----         -----       ----      -----   ------
Partnerships and other invested assets               36         2           6            15         --        (22)      37
                                                 ------      ----        ----         -----       ----      -----   ------
       Total                                     $2,558      $ 23        $289         $ 196       $277      $(456)  $2,887
                                                 ------      ----        ----         -----       ----      -----   ------
LIABILITIES:
Policyholder contract deposits                   $  (44)     $(10)       $ --         $  (5)      $ --      $  --   $  (59)

                                                Changes in
                                                Unrealized
                                                   Gains
                                                 (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                                                  Held at
                                                  End of
December 31, 2012                                  Year
-----------------                               -----------

ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political
     subdivisions                                   $--
   Corporate debt                                    --
   RMBS                                              --
   CMBS                                              --
   CDO/ABS                                           --
                                                    ---
Total fixed maturity securities, available for
  sale                                               --
                                                    ---
Fixed maturity securities, trading:
   CDO/ABS                                           --
                                                    ---
Total fixed maturity securities, trading             --
                                                    ---
Hybrid securities:
   RMBS                                              --
   CMBS                                               1
   CDO/ABS                                           --
                                                    ---
Total hybrid securities                               1
                                                    ---
Equity securities, available for sale:
   Common stocks                                     --
   Preferred stocks                                  --
                                                    ---
Total equity securities, available for sale          --
                                                    ---
Partnerships and other invested assets               --
                                                    ---
       Total                                        $ 1
                                                    ---
LIABILITIES:
Policyholder contract deposits                      $--

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                                                                                 Changes in
                                                                                                                 Unrealized
                                                  Net                                                               Gains
                                                Realized                                                          (Losses)
                                                  and                    Purchases,                              Included in
                                               Unrealized                  Sales,                                 Income on
                                       Fair      Gains     Accumulated   Issuances                        Fair   Instruments
                                       Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                     Beginning  included  Comprehensive Settlements, Transfers Transfers End of    End of
December 31, 2011                     of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-----------------                    --------- ---------- ------------- ------------ --------- --------- ------  -----------
                                                                          (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories & political
     subdivisions                     $   34      $ --        $ 24          $114       $ --      $  (8)  $  164      $--
   Corporate debt                        203         4          (2)           10        258       (308)     165       --
   RMBS                                  523       (34)         30           399         95         --    1,013       --
   CMBS                                  503        (8)         19            49         --        (19)     544       --
   CDO/ABS                               429        24         (13)           51         89        (73)     507       --
                                      ------      ----        ----          ----       ----      -----   ------      ---
Total fixed maturity securities,
  available for sale                   1,692       (14)         58           623        442       (408)   2,393       --
                                      ------      ----        ----          ----       ----      -----   ------      ---
Fixed maturity securities,
  trading:
   CDO/ABS                               107         4          --            --         --         --      111        1
                                      ------      ----        ----          ----       ----      -----   ------      ---
Total fixed maturity securities,
  trading                                107         4          --            --         --         --      111        1
                                      ------      ----        ----          ----       ----      -----   ------      ---
Hybrid securities:
   RMBS                                   --        --          --             8         --         --        8       --
   CDO/ABS                                --        (1)         --            18         --         (8)       9       (1)
                                      ------      ----        ----          ----       ----      -----   ------      ---
Total hybrid securities                   --        (1)         --            26         --         (8)      17       (1)
                                      ------      ----        ----          ----       ----      -----   ------      ---
Equity securities, available
  for sale:
   Common stocks                           2         1          --            (2)        --         --        1       --
                                      ------      ----        ----          ----       ----      -----   ------      ---
Total equity securities,
  available for sale                       2         1          --            (2)        --         --        1       --
                                      ------      ----        ----          ----       ----      -----   ------      ---
Partnerships and other
  invested assets                         32        (1)          1             5         --         (1)      36       --
                                      ------      ----        ----          ----       ----      -----   ------      ---
       Total                          $1,833      $(11)       $ 59          $652       $442      $(417)  $2,558      $--
                                      ------      ----        ----          ----       ----      -----   ------      ---
LIABILITIES :
Policyholder contract deposits        $  (19)     $(18)       $ --          $ (7)      $ --      $  --   $  (44)     $--

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the statements of income as follows:

                                                             Net
                                                           Realized
                                                  Net     Investment
                                               Investment   Gains
At December 31, 2012                             Income    (Losses)  Total
--------------------                           ---------- ---------- -----
                                                      (In Millions)
Fixed maturity securities, available for sale     $100       $(34)   $ 66
Fixed maturity securities, trading                  38         --      38
Hybrid securities                                  (83)        --     (83)
Partnerships and other invested assets               2         --       2
Policyholder contract deposits                      --        (10)    (10)

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                               Net Realized
                                               Net Investment   Investment
At December 31, 2011                               Income     Gains (Losses) Total
--------------------                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale       $87           $(101)     $(14)
Fixed maturity securities, trading                    4              --         4
Hybrid securities                                    (1)             --        (1)
Equity securities, available for sale                --               1         1
Partnerships and other invested assets               --              (1)       (1)
Policyholder contract deposits                       --             (18)      (18)

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                   Purchases,
                                                                                     Sales,
                                                                                   Issuances
                                                                                      and
                                                                                  Settlements,
December 31, 2012                                    Purchases Sales  Settlements   Net (a)
-----------------                                    --------- -----  ----------- ------------
                                                                   (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions        $ 18    $ (18)    $ (10)      $ (10)
   Corporate debt                                       125      (61)      (29)         35
   RMBS                                                 127      (45)     (178)        (96)
   CMBS                                                  80      (15)      (36)         29
   CDO/ABS                                              348       --       (88)        260
                                                       ----    -----     -----       -----
Total fixed maturity securities, available for sale     698     (139)     (341)        218
                                                       ----    -----     -----       -----
Fixed maturity securities, trading:
   CDO/ABS                                               --       --      (131)       (131)
                                                       ----    -----     -----       -----
Total fixed maturity securities, trading                 --       --      (131)       (131)
                                                       ----    -----     -----       -----
Hybrid securities:
   RMBS                                                  --       --        (2)         (2)
   CMBS                                                  10       --        --          10
   CDO/ABS                                              101       (9)       (7)         85
                                                       ----    -----     -----       -----
Total hybrid securities                                 111       (9)       (9)         93
                                                       ----    -----     -----       -----
Equity securities, available for sale:
   Common stocks                                         --       (1)       --          (1)
   Preferred stocks                                       1        1        --           2
                                                       ----    -----     -----       -----
Total equity securities, available for sale               1       --        --           1
                                                       ----    -----     -----       -----
Partnerships and other invested assets                   31       --       (16)         15
                                                       ----    -----     -----       -----
       Total                                           $841    $(148)    $(497)      $ 196
                                                       ----    -----     -----       -----
LIABILITIES:
Policyholder contract deposits                         $ --    $  (3)    $  (2)      $  (5)

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                                                  Purchases,
                                                                                    Sales,
                                                                                  Issuances
                                                                                     and
                                                                                 Settlements,
December 31, 2011                                    Purchases Sales Settlements   Net (a)
-----------------                                    --------- ----- ----------- ------------
                                                                  (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions       $  114   $ --     $  --        $114
   Corporate debt                                         50     --       (40)         10
   RMBS                                                  531     --      (132)        399
   CMBS                                                   76     --       (27)         49
   CDO/ABS                                               270     (8)     (211)         51
                                                      ------   ----     -----        ----
Total fixed maturity securities, available for sale    1,041     (8)     (410)        623
                                                      ------   ----     -----        ----
Hybrid securities:
   RMBS                                                    9     --        (1)          8
   CDO/ABS                                                18     --        --          18
                                                      ------   ----     -----        ----
Total hybrid securities                                   27     --        (1)         26
                                                      ------   ----     -----        ----
Equity securities, available for sale:
   Common stocks                                          --     (2)       --          (2)
                                                      ------   ----     -----        ----
Total equity securities, available for sale               --     (2)       --          (2)
                                                      ------   ----     -----        ----
Partnerships and other invested assets                    10     --        (5)          5
                                                      ------   ----     -----        ----
       Total                                          $1,078   $(10)    $(416)       $652
                                                      ------   ----     -----        ----
LIABILITIES:
Policyholder contract deposits                        $   --   $ (5)    $  (2)       $ (7)

(a)  There were no issuances during the year ended December 31, 2012 and 2011.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2012 and 2011 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During the year ended December 31, 2012, transfers into Level 3 included certain RMBS, CMBS, CDO/ABS, private placement corporate debt and certain private equity funds and hedge funds. Transfers of certain RMBS and certain CDO/ABS into Level 3 were related to decreased observations of market transactions and price information for those securities. The transfers of investments in certain other RMBS and CMBS into Level 3 were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers of private placement corporate debt and certain other ABS into Level 3 were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity. Certain private equity fund and hedge fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting, consistent with the changes to the Company's influence over the respective investments. Other hedge fund investments were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2012, transfers out of Level 3 assets primarily related to certain RMBS, ABS, investments in private placement corporate debt and private equity funds and hedge funds. Transfers of certain RMBS out of Level 3 assets were based on consideration of the market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of ABS and private placement corporate debt out of Level 3 assets were primarily the result of the Company using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The removal of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting based on our level of influence over the respective investments, resulted in the transfer of certain hedge fund and private equity fund investments out of Level 3.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2012.

Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from pricing vendors and from internal valuation models. Because input information with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                  Fair Value at                                                               Range
                                December 31, 2012 Valuation Technique     Unobservable Input (a)      (Weighted Average)(a)
                                ----------------- -------------------- ----------------------------- ------------------------
                                  (In Millions)
Assets:
RMBS                                  $939        Discounted cash flow  Constant prepayment rate (c)   0.00% - 13.37% (6.50%)
                                                                                   Loss severity (c) 39.93% - 77.71% (58.82%)
                                                                           Constant default rate (c)   2.48% - 12.17% (7.33%)
                                                                                           Yield (c)    2.87% - 9.87% (6.37%)
Certain CDO/ABS                        273        Discounted cash flow  Constant prepayment rate (c)  0.00% - 37.52% (13.11%)
                                                                                           Yield (c)    0.43% - 5.28% (2.86%)
CMBS                                   306        Discounted cash flow                     Yield (b)  0.00% - 31.10% (12.21%)
LIABILITIES:
Policyholder contract deposits          59        Discounted cash flow Equity implied volatility (b)           6.00% - 39.00%
                                                                                Base lapse rates (b)           1.00% - 40.00%
                                                                             Dynamic lapse rates (b)           0.20% - 60.00%
                                                                                 Mortality rates (b)           0.50% - 40.00%
                                                                               Utilization rates (b)           0.50% - 25.00%

(a) The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b) Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c) Information received from independent third-party valuation service providers.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The ranges of reported inputs for RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of +/- one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), constant default rates ("CDR"), loss severity, and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in yield, CPR, CDR, and loss severity, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

The significant unobservable inputs used for embedded derivatives in policyholder contract deposits measured at fair value, mainly GMWB for variable annuity products, are equity volatility, mortality rates, lapse rates and utilization rates. Mortality, lapse and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value, while increases in lapse rates and mortality rates will decrease the fair value of the liability associated with the GMWB.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                                                                             December 31, 2012       December 31, 2011
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net   Unfunded    Using Net   Unfunded
                                 Investment Category Includes             Asset Value Commitments Asset Value Commitments
                       -------------------------------------------------- ----------- ----------- ----------- -----------
INVESTMENT CATEGORY                                                                        (In Millions)
Private equity funds:
   Leveraged buyout    Debt and/or equity investments made as part of         $28         $10        $ 25         $14
                       a transaction in which assets of mature
                       companies are acquired from the current
                       shareholders, typically with the use of financial
                       leverage.
   Non-U.S.            Investments that focus primarily on Asian and           --          --           2           2
                       European based buyouts, expansion capital,
                       special situations, turnarounds, venture capital,
                       mezzanine and distressed opportunities
                       strategies.
   Venture capital     Early-stage, high-potential, growth companies            4          --           2           2
                       expected to generate a return through an
                       eventual realization event, such as an initial
                       public offering or sale of the company.
   Other               Real estate, energy, multi-strategy, mezzanine,          5          19           5          21
                       and industry-focused strategies.
                                                                              ---         ---        ----         ---
Total private equity funds                                                     37          29          34          39
                                                                              ---         ---        ----         ---
Hedge funds:
   Long-short          Securities that the manager believes are                --          --          63          --
                       undervalued, with corresponding short
                       positions to hedge market risk.
   Other               Non-U.S. companies, futures and commodities,            55          --          85          --
                       macro and multi-strategy and industry-focused
                       strategies.
                                                                              ---         ---        ----         ---
Total hedge funds                                                              55          --         148          --
                                                                              ---         ---        ----         ---
Total                                                                         $92         $29        $182         $39
                                                                              ===         ===        ====         ===

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2012, assuming average original expected lives of 10 years for the funds, 10 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 70 percent between three and seven years and 20 percent between seven and 10 years.

At December 31, 2012, hedge fund investments included above are all redeemable semi-annually with redemption notices ranging from 60 days to 180 days. All require redemption notices of less than 90 days. None of the hedge fund investments can be redeemed, either in whole or in part, because the investments include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The restrictions that have pre-defined end dates are generally expected to be lifted by the end of 2013. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Fair Value Option - Fixed Maturity Securities, Trading and Hybrid Securities

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains of $21 million, $4 million and $44 million in the years ended December 31, 2012, 2011 and 2010, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the statements of income.

The Company has elected fair value accounting for its hybrid securities. Net unrealized gains (losses) included in net investment income on the consolidated statements of income were $8 million and $(1) million for the years ended December 31, 2012 and 2011, respectively. The Company did not invest in any hybrid securities in 2010.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date, or in some cases, based on the present value of the loans using a discounted cash flow model.

Partnerships and Other Invested Assets

The majority of partnerships and other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                             Estimated Fair Value
                                        -------------------------------
                                                                        Carrying
                                        Level 1 Level 2 Level 3  Total   Value
                                        ------- ------- ------- ------- --------
                                                     (In Millions)
December 31, 2012
ASSETS
Mortgage and other loans receivable       $--    $ 54   $ 1,721 $ 1,775 $ 1,622
Policy loans                               --      --       224     224     224
Partnerships and other invested assets     --      10        --      10      10
Short-term investments                     --     263        --     263     263
Cash                                       15      --        --      15      15
LIABILITIES
Policyholder contract deposits (a)         --      --    13,693  13,693  11,815
December 31, 2011 (b)
ASSETS
Mortgage and other loans receivable                             $ 1,495 $ 1,379
Policy loans                                                        229     229
Partnerships and other invested assets                                5       5
Short-term investments                                               47      47
Cash                                                                 31      31
LIABILITIES
Policyholder contract deposits (a)                               12,258  12,220

(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.
(b) Estimated fair value measurement based on the levels of the inputs used is not required for 2011.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                Other-Than-
                                                                    Gross      Gross             Temporary
                                                      Amortized   Unrealized Unrealized  Fair   Impairments
                                                     Cost or Cost   Gains      Losses    Value  in AOCI (a)
                                                     ------------ ---------- ---------- ------- -----------
                                                                         (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   U.S. government obligations                         $    97      $   18     $  --    $   115    $ --
   Foreign government                                      470          36        (3)       503      --
   States, territories & political subdivisions            449          64        (2)       511      --
   Corporate debt                                       13,766       1,752       (50)    15,468      11
   RMBS                                                  2,320         265       (30)     2,555     129
   CMBS                                                    961          85       (46)     1,000      26
   CDO/ABS                                               1,217          58       (10)     1,265       6
                                                       -------      ------     -----    -------    ----
Total fixed maturity securities, available for sale     19,280       2,278      (141)    21,417     172
Equity securities, available for sale:
   Preferred stocks                                          2           2        --          4      --
                                                       -------      ------     -----    -------    ----
Total equity securities, available for sale                  2           2        --          4      --
                                                       -------      ------     -----    -------    ----
Total                                                  $19,282      $2,280     $(141)   $21,421    $172
                                                       =======      ======     =====    =======    ====

                                                                                             Other-Than-
                                                     Amortized   Gross      Gross             Temporary
                                                      Cost or  Unrealized Unrealized  Fair   Impairments
                                                       Cost      Gains      Losses    Value  in AOCI (a)
                                                     --------- ---------- ---------- ------- -----------
                                                                        (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   U.S. government obligations                        $   223    $   23     $  --    $   246    $ --
   Foreign government                                     203        43        --        246      --
   States, territories & political subdivisions           376        52        --        428      --
   Corporate debt                                      14,002     1,307      (141)    15,168       7
   RMBS                                                 2,774       132      (140)     2,766     (49)
   CMBS                                                   864        55      (108)       811      24
   CDO/ABS                                                993        26       (33)       986       8
                                                      -------    ------     -----    -------    ----
Total fixed maturity securities, available for sale    19,435     1,638      (422)    20,651     (10)
Equity securities, available for sale:
   Common stocks                                            1        --        --          1      --
   Preferred stocks                                         4         1        --          5      --
                                                      -------    ------     -----    -------    ----
Total equity securities, available for sale                 5         1        --          6      --
                                                      -------    ------     -----    -------    ----
Total                                                 $19,440    $1,639     $(422)   $20,657    $(10)
                                                      =======    ======     =====    =======    ====

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss). This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011:

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ---------------   ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
December 31, 2012                                    Value     Losses    Value    Losses   Value    Losses
-----------------                                    ------  ----------  -----  ---------- ------ ----------
                                                                        (In Millions)
Fixed maturity securities, available for sale:
   Foreign government                                $  153     $ (3)    $ --     $  --    $  153   $  (3)
   States, territories &political subdivisions           97       (2)      --        --        97      (2)
   Corporate debt                                     1,125      (28)     231       (22)    1,356     (50)
   RMBS                                                   5       --      185       (30)      190     (30)
   CMBS                                                  53       (3)     168       (43)      221     (46)
   CDO/ABS                                              242       (5)     128        (5)      370     (10)
                                                     ------     ----     ----     -----    ------   -----
Total fixed maturity securities, available for sale   1,675      (41)     712      (100)    2,387    (141)
                                                     ------     ----     ----     -----    ------   -----
Total                                                $1,675     $(41)    $712     $(100)   $2,387   $(141)
                                                     ======     ====     ====     =====    ======   =====

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ----------------  ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
December 31, 2011                                    Value     Losses    Value    Losses   Value    Losses
-----------------                                    ------  ----------  ------ ---------- ------ ----------
                                                                         (In Millions)
Fixed maturity securities, available for sale:
   Corporate debt                                    $1,370    $ (70)    $  537   $ (71)   $1,907   $(141)
   RMBS                                                 679      (64)       418     (76)    1,097    (140)
   CMBS                                                 277      (36)       193     (72)      470    (108)
   CDO/ABS                                              456      (19)        77     (14)      533     (33)
                                                     ------    -----     ------   -----    ------   -----
Total fixed maturity securities, available for sale   2,782     (189)     1,225    (233)    4,007    (422)
                                                     ------    -----     ------   -----    ------   -----
Total                                                $2,782    $(189)    $1,225   $(233)   $4,007   $(422)
                                                     ======    =====     ======   =====    ======   =====

As of December 31, 2012, the Company held 523 individual fixed maturity and equity securities that were in an unrealized loss position, of which 186 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2012, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2012:

                                                             Total Fixed Maturity Available
                                                                   for Sale Securities
                                                             ------------------------------
                                                              Amortized        Fair
                                                                Cost            Value
                                                             ----------       -------
                                                                     (In Millions)
Due in one year or less                                       $   489         $   505
Due after one year through five years                           3,476           3,796
Due after five years through ten years                          5,848           6,507
Due after ten years                                             4,969           5,813
Mortgage-backed, asset-backed and collateralized securities     4,498           4,796
                                                              -------         -------
Total fixed maturity securities available for sale            $19,280         $21,417
                                                              =======         =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

The Company's investments at December 31, 2012 and 2011 did not include any investments in a single issuer that exceeded 10 percent of the Company's shareholder's equity.

Trading Securities

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company has determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred in 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $18 million on March 1, 2012 and additional cash receipts of $113 million on March 15, 2012 from ML II that consisted of $66 million, $9 million, and $38 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The total amount received of $131 million by the Company from ML II was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

Net unrealized gains (losses) included in the statements of income from fixed maturity securities classified as trading securities in 2012, 2011 and 2010 were $(18) million, $1 million and $41 million, respectively.

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and other securities.

                                                             December 31, December 31,
                                                                 2012         2011
                                                             ------------ ------------
                                                                   (In Millions)
Invested assets on deposit:
   Regulatory agencies                                           $11          $15
Invested assets pledged as collateral:
   Advance agreements - Federal Home Loan Bank of New York        22            5

SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these programs, the Company lends securities to financial institutions and receives collateral equal to 102 percent of the fair value of the loaned securities. Reinvestment of cash collateral received is restricted to highly liquid short-term investments. The Company is obligated to return the cash collateral received to its counterparties. Elements of the securities lending program are presented below as of December 31:

                                                        2012
                                                    -------------
                                                    (In Millions)
Securities on loan: (a)
   Amortized cost                                       $663
   Estimated fair value                                  758
Cash collateral on deposit from counterparties (b)       784
Reinvestment portfolio - estimated fair value            784

(a) Included within Fixed maturity securities, available for sale on the balance sheet.
(b) Included within Short-term investments on the balance sheet. Liability is reported in securities lending payable.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2012, the Company had direct U.S. commercial mortgage loan exposure of $1.6 billion. At that date, substantially all of the loans were current.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The commercial loan exposure by state and type of loan, at December 31, 2012, were as follows:

              # of                                                                % of
State         Loans Amount * Apartments Offices Retails Industrials Hotels Others Total
-----         ----- -------- ---------- ------- ------- ----------- ------ ------ -----
                                                    ($ In Millions)
New York        33   $  338     $ 39     $199    $ 27      $ 65      $ 3    $  5   21.7%
California      27      305       17      101      52        31       24      80   19.6%
New Jersey      15      156       93       11      28        --       17       7   10.0%
Texas           12       71       --       15      28        27       --       1    4.6%
Wisconsin       10       69       25        5      37         2       --      --    4.4%
Other states   119      618       75      143     132       145       35      88   39.7%
               ---   ------     ----     ----    ----      ----      ---    ----  -----
   Total       216   $1,557     $249     $474    $304      $270      $79    $181  100.0%
               ===   ======     ====     ====    ====      ====      ===    ====  =====

* Excludes portfolio valuation allowance

The following table presents the credit quality indicators for commercial mortgage loans:

                                                             Class
                                   # of                                                               %of
December 31, 2012                  Loans Apartments Offices Retails Industrials Hotels Others Total  Total
-----------------                  ----- ---------- ------- ------- ----------- ------ ------ ------ -----
                                                                ($In Millions)
Credit Quality Indicator:
In good standing..................  212     $249     $458    $304      $270      $79    $181  $1,541  99.0%
Restructured (a)..................    4       --       16      --        --       --      --      16   1.0%
90 days or less delinquent........   --       --       --      --        --       --      --      --   0.0%
>90 days delinquent or in process
  of foreclosure..................   --       --       --      --        --       --      --      --   0.0%
Total (b).........................  216     $249     $474    $304      $270      $79    $181  $1,557 100.0%
                                    ---     ----     ----    ----      ----      ---    ----  ------ -----
Valuation allowance...............          $  1     $  8    $ --      $  1      $--    $  6  $   16   1.0%
                                    ===     ====     ====    ====      ====      ===    ====  ====== =====

(a) Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)  Does not reflect valuation allowances.

The Company owns mortgages with a carrying value of $16 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation.

As discussed in Note 2 - Summary of Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement, and a general reserve for probable incurred but not specifically identified losses.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company's mortgage and other loan valuation allowance activity are as follows:

                                                         2012  2011  2010
                                                         ----  ----  ----
                                                           (In Millions)
     Allowance, beginning of year                        $ 26  $ 44  $ 14
        Additions (reductions) to allowance for losses    (11)  (13)   44
        Charge-offs, net of recoveries                      1    (5)  (14)
                                                         ----  ----  ----
     Allowance, end of year                              $ 16  $ 26  $ 44
                                                         ====  ====  ====

The Company's impaired mortgage loans are as follows:

                                                       2012 2011 2010
                                                       ---- ---- ----
                                                       (In Millions)
          Impaired loans with valuation allowances     $ 9  $15  $22
          Impaired loans without valuation allowances   --   13   17
             Total impaired loans                        9   28   39
          Valuation allowances on impaired loans        (4)  (4)  (6)
                                                       ---  ---  ---
             Impaired loans, net                       $ 5  $24  $33
                                                       ===  ===  ===

The Company recognized $485 thousand, $2 million and $2 million in interest income on the above impaired mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively.

Troubled Debt Restructurings

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held no commercial mortgage loans that had been modified in a TDR at December 31, 2012. The Company held $25 million of commercial mortgage loans that had been modified in a TDR at December 31, 2011. The Company had no other loans that had been modified in a TDR. At December 31, 2012, these commercial mortgage loans had no related total allowances for credit losses. At
December 31, 2011, these commercial mortgage loans had related total allowances for credit losses of $3 million The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, as they are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to its 2012 restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


PARTNERSHIPS

Investments in partnerships totaled $505 million and $317 million at December 31, 2012 and 2011, respectively, and were comprised of 42 partnerships and 35 partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                             2012    2011    2010
                                            ------  ------  ------
                                                 (In Millions)
Investment income:
   Fixed maturities                         $1,137  $1,100  $1,117
   Equity securities                             1       1       1
   Mortgage and other loans                     87      78      74
   Policy loans                                 15      15      16
   Investment real estate                        7       6       6
   Partnerships and other invested assets       23       4      14
   Other investment income                       1       1       5
                                            ------  ------  ------
Gross investment income                      1,271   1,205   1,233
Investment expenses                            (33)    (30)    (22)
                                            ------  ------  ------
Net investment income                       $1,238  $1,175  $1,211
                                            ======  ======  ======

The carrying value of investments that produced no investment income during 2012 was $29 million, which is less than 0.2 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                                           2012   2011   2010
                                                                           ----  -----  -----
                                                                              (In Millions)
Sales of fixed maturity securities, available for sale                     $219  $ 220  $  72
Sales of equity securities, available for sale                                1      2      3
Mortgage and other loans                                                     11     13    (24)
Derivatives                                                                 (36)     8      4
Securities lending collateral, including other-than-temporary impairments    --      -     28
Other-than-temporary impairments                                            (46)  (125)  (205)
                                                                           ----  -----  -----
Net realized investment gains (losses) before taxes                        $149  $ 118  $(122)
                                                                           ====  =====  =====

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                 2012              2011              2010
                           ----------------  ----------------  ----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
                            Gains    Losses   Gains    Losses   Gains    Losses
                           -------- -------- -------- -------- -------- --------
                                               (In Millions)

Fixed maturity securities    $222     $(3)     $228     $(8)     $83      $(11)
Equity securities               1       -         2       -        3         -
                             ----     ---      ----     ---      ---      ----
Total                        $223     $(3)     $230     $(8)     $86      $(11)
                             ====     ===      ====     ===      ===      ====

CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                                      2012  2011  2010
                                                                                      ----  ----  ----
                                                                                        (In Millions)
Balance, beginning of year                                                            $704  $697  $603
Increases due to:
   Credit impairments on new securities subject to impairment losses                     9    50    60
   Additional credit impairments on previously impaired securities                      37    69   143
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
     requirement to sell                                                               (89)  (48)  (60)
   Credit impaired securities for which there is a current intent or anticipated
     requirement to sell                                                                --    --    (1)
   Accretion on securities previously impaired due to credit                           (87)  (64)  (13)
Other                                                                                   --    --   (35)
                                                                                      ----  ----  ----
Balance, end of year                                                                  $574  $704  $697
                                                                                      ====  ====  ====

PURCHASED CREDIT IMPAIRED SECURITIES

In 2011, the Company began purchasing certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest and considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                           At Date of
                                                           Acquisition
                                                          -------------
                                                          (In Millions)
Contractually required payments (principal and interest)     $1,648
Cash flows expected to be collected (a)                       1,243
Recorded investment in acquired securities                      818

(a)Represents undiscounted expected cash flows, including both principal and interest.

                               December 31, 2012 December 31, 2011
                               ----------------- -----------------
                                          (In Millions)
Outstanding principal balance        $997              $944
Amortized cost                        636               649
Fair value                            733               597

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                                                   2012   2011
                                                                                   ----   ----
                                                                                   (In Millions)
Balance, beginning of year                                                         $349   $ --
   Newly purchased PCI securities                                                   102    329
   Accretion                                                                        (59)   (37)
   Decreases due to disposal                                                         (6)    --
   Effect of changes in interest rate indices                                       (16)    (8)
   Net reclassification from (to) non-accretable difference,including effects of
     prepayments                                                                     33     65
                                                                                   ----   ----
Balance, end of year                                                               $403   $349
                                                                                   ====   ====

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------- ----------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
December 31, 2012                                                 (In Millions)
Derivatives not designated as hedging instruments:
   Foreign exchange contracts                          $ --       $--      $   48       $16
   Equity contracts                                     213         4          --        --
   Other contracts (c)                                   --        --         973        59
                                                       ----       ---      ------       ---
Total derivatives, gross                               $213         4      $1,021        75
                                                       ====       ---      ======       ---
Less: Bifurcated embedded derivatives                              --                    59
                                                                  ---                   ---
Total derivatives on balance sheets                               $ 4                   $16
                                                                  ===                   ===

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------- ----------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
December 31, 2011                                                 (In Millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                             $100       $ 2       $ --        $--
   Foreign exchange contracts                             5        --         30          9
   Equity contracts                                     149         7          5         --
   Other contracts (c)                                   23        --        688         44
                                                       ----       ---       ----        ---
Total derivatives, gross                               $277         9       $723         53
                                                       ====       ---       ====        ---
Less: Bifurcated embedded derivatives                              --                    44
                                                                  ---                   ---
Total derivatives on balance sheets                               $ 9                   $ 9
                                                                  ===                   ===

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c) Included in Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company issues or has issued certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying statements of income.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the statements of income:

                                                   2012  2011  2010
                                                   ----  ----  ----
                                                     (In Millions)
Derivatives not designated as hedging instruments
   Interest rate contracts                         $ --  $ (1) $ --
   Foreign exchange contracts                        (9)    4   (10)
   Equity contracts                                 (17)   24    (2)
   Other contracts                                  (10)  (19)   16
                                                   ----  ----  ----
Total                                              $(36) $  8  $  4
                                                   ====  ====  ====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $16 million and $9 million of net derivative liabilities at December 31, 2012 and 2011, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvement with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Exposure to Loss

The Company did not have any off-balance sheet exposure associated with VIEs at December 31, 2012 and 2011, respectively.

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                               -----------------------------
                                     Total VIE On--Balance Off-Balance
                                      Assets      Sheet       Sheet    Total
                                     --------- ----------- ----------- -----
   December 31, 2012                              (In Millions)
   Real estate and investment funds   $   344     $ 29         $--     $ 29
                                      -------     ----         ---     ----
   Total                              $   344     $ 29         $--     $ 29
                                      =======     ====         ===     ====
   December 31, 2011
   Real estate and investment funds   $ 2,005     $ 60         $--     $ 60
   Maiden Lane II                       9,254      111          --      111
                                      -------     ----         ---     ----
   Total                              $11,259     $171         $--     $171
                                      =======     ====         ===     ====

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified on the Company's balance sheets as follows:

                                                       At December 31,
                                                       ---------------
                                                       2012    2011
                                                       ----    ----
                                                       (In Millions)
               Assets:
                  Fixed maturity securities, trading   $--     $111
                  Other invested assets                 29       60
                                                       ---      ----
               Total assets                            $29     $171
                                                       ===      ====

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2012 or 2011.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. Prior to the March 2012 liquidation of ML II by the New York Fed, the Company had a significant variable economic interest in ML II, which was a VIE. See Note 4 for further discussion.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                                              2012  2011   2010
                                                                             -----  ----  -----
                                                                                (In Millions)
Balance at January 1                                                         $ 428  $488  $ 668
   Deferrals                                                                    38    81     77
   Accretion of interest/amortization                                          (80)  (85)   (81)
   Effect of unlocking assumptions used in estimating future gross profits     (10)    5     (9)
   Effect of realized (gains) losses on securities                               3   (13)    18
   Effect of unrealized gains on securities                                   (152)  (48)  (185)
                                                                             -----  ----  -----
Balance at December 31                                                       $ 227  $428  $ 488
                                                                             =====  ====  =====

The following table summarizes the activity in deferred sales inducements:

                                                                             2012  2011  2010
                                                                             ----  ----  ----
                                                                               (In Millions)
Balance at January 1                                                         $ 68  $ 80  $119
   Deferrals                                                                   23    28    24
   Accretion of interest/amortization                                         (38)  (27)  (22)
   Effect of unlocking assumptions used in estimating future gross profits     (2)   --    --
   Effect of realized (gains) losses on securities                             --    (2)    9
   Effect of unrealized gains on securities                                   (46)  (11)  (50)
                                                                             ----  ----  ----
Balance at December 31                                                       $  5  $ 68  $ 80
                                                                             ====  ====  ====

The Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2012, unlocking increased amortization primarily due to decreased interest spreads, offset by improved surrenders and mortality. In 2011, unlocking decreased amortization due to improved persistency for annuities. In 2010, unlocking increased amortization due to improved mortality for life insurance.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                     2012    2011
                                    ------- -------
                                     (In Millions)
Future policy benefits:
   Ordinary life                    $   709 $   691
   Group life                           123     118
   Life contingent annuities          3,286   2,984
   Terminal funding                   1,256   1,167
   Accident and health                  517     510
                                    ------- -------
Total                               $ 5,891 $ 5,470
                                    ======= =======
Policyholder contract deposits:
   Annuities                        $11,829 $11,945
   Corporate-owned life insurance        45      44
   Universal life                     1,946   1,971
   Other contract deposits               79      84
                                    ------- -------
Total                               $13,899 $14,044
                                    ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to 10.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company recognized a pre-tax decrease of $131 million and $227 million to accumulated other comprehensive income in 2012 and 2011, respectively, as a consequence of the recognition of additional policyholder benefit reserves. A deferred tax benefit of $46 million and $79 million in 2012 and 2011, respectively, was recorded related to these adjustments, resulting in a $85 million and $148 million decrease to comprehensive income and total shareholder's equity in 2012 and 2011, respectively.

For the years ended December 31, 2012 and 2011, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $239 million and $127 million, respectively, as a consequence of actual loss recognition. There was no actual loss recognition recorded in 2010.

The liability for future policy benefits has been established on the basis of the following assumptions for 2012:

..   Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to 8.5 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.4 percent and grade to no less than 0.5 percent.

..   Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately 8.1 percent.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The liability for policyholder contract deposits has been established on the basis of the following assumptions for 2012:

..   Interest rates credited on deferred annuities, which vary by year of issuance, range from 1.0 percent to 9.0 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 9.0 percent grading to zero over a period of zero to 9 years.

..   Interest rates on corporate-owned life insurance are guaranteed at 4.0 percent and the weighted average rate credited in 2012 was 4.16 percent.

..   The universal life policies have credited interest rates of 2.2 percent to
    8.0 percent and guarantees ranging from 1.0 percent to 4.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 8 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 16.6 percent of life insurance in force at December 31, 2012.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $2 million in 2012 and $3 million each year in 2011 and 2010, respectively, and are included in policyholder benefits in the statements of income.

Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                                            2012                          2011
                                                                ----------------------------- -----------------------------
                                                                 Net Deposits     Highest      Net Deposits     Highest
                                                                Plus a Minimum Contract Value Plus a Minimum Contract Value
                                                                    Return        Attained        Return        Attained
                                                                -------------- -------------- -------------- --------------
                                                                                      ($ In Millions)
In the event of death (GMDB)
   Account value                                                 $        453       $727       $        269       $630
   Net amount at risk (a)                                                   6         33                 15         79
   Average attained age of contract holders                                64         65                 64         65
   Range of guaranteed minimum return rates                       0.00%-10.00%                  0.00%-10.00%
Annual withdrawals at specified date (GMWB)
   Account value                                                 $        758                  $        467
   Net amount at risk (b)                                                  44                            64
   Weighted average period remaining until guaranteed payment        18 years                      17 years
Accumulation at specified date (GMAV)
   Account value                                                 $         48                  $         48
   Net amount at risk (c)                                                   1                             3
   Weighted average period remaining until guaranteed payment         3 years                       4 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal at the same balance sheet date.
(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders reached the specified date at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB) and policyholder contract deposits (GMWB/GMAV) on the balance sheets:

                                                GMDB GMWB GMAV
                                                ---- ---- ----
                                                (In Millions)
                  2012
                  Balance at January 1          $ 8  $24  $ 7
                  Guaranteed benefits incurred    1   11   (2)
                  Guaranteed benefits paid       (2)  --   --
                                                ---  ---  ---
                  Balance at December 31        $ 7  $35  $ 5
                                                ===  ===  ===
                  2011
                  Balance at January 1          $ 7  $ 4  $ 5
                  Guaranteed benefits incurred    2   20    2
                  Guaranteed benefits paid       (1)  --   --
                                                ---  ---  ---
                  Balance at December 31        $ 8  $24  $ 7
                                                ===  ===  ===

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2012:

       . Data used was up to 50 stochastically generated investment performance scenarios.

       . Mean investment performance assumption was approximately 7.5 percent, depending on the block of business.

       .  Volatility assumption was 16 percent.

       . Mortality was assumed at 50 percent to 80 percent of the 1994 VA GMDB mortality tables.

       . Lapse rates vary by contract type and duration and range from zero to 37 percent.

       .  The discount rate used ranged from 5.5 percent to 10.0 percent.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


9. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                             2012 2011 2010
                                                             ---- ---- ----
                                                             (In Millions)
Balance as of January 1, net of reinsurance recoverable      $117 $149 $669
Add: Incurred losses related to:
Current year                                                   53   64   72
Prior years                                                   125  217  118
                                                             ---- ---- ----
Total incurred losses                                         178  281  190
                                                             ---- ---- ----
Deduct: Paid losses related to:
Current year                                                   44   66   72
Prior years                                                   122  247  638
                                                             ---- ---- ----
Total paid losses                                             166  313  710
                                                             ---- ---- ----
Balance as of December 31, net of reinsurance recoverable     129  117  149
Reinsurance recoverable                                         3    3    5
                                                             ---- ---- ----
Balance as of December 31, gross of reinsurance recoverable  $132 $120 $154
                                                             ==== ==== ====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million. For employer group life business, the Company limits its exposure to $500 thousand on any coverage per policy. For employer group long term disability ("LTD"), the Company reinsures risks in excess of $6 thousand of monthly disability income.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2012, 2011 and 2010 were as follows:

                                                       Assumed           Percentage
                                            Ceded to    From             of Amount
                                    Gross     Other     Other     Net     Assumed
                                    Amount  Companies Companies  Amount    to Net
                                   -------- --------- --------- -------- ----------
                                                    (In Millions)
December 31, 2012
Life insurance in force            $119,894  $18,922    $311    $101,283    0.31%
                                   ========  =======    ====    ========
Premiums:
   Life insurance and annuities    $    348  $   137    $  1    $    212    0.47%
   Accident and health insurance        303       12      --         291    0.00%
                                   --------  -------    ----    --------
Total premiums                     $    651  $   149    $  1    $    503    0.20%
                                   ========  =======    ====    ========
December 31, 2011
Life insurance in force            $127,327  $20,359    $476    $107,444    0.44%
                                   ========  =======    ====    ========
Premiums:
   Life insurance and annuities    $    357  $   147    $  1    $    211    0.47%
   Accident and health insurance        279       10      --         269    0.00%
                                   --------  -------    ----    --------
Total premiums                     $    636  $   157    $  1    $    480    0.21%
                                   ========  =======    ====    ========
December 31, 2010
Life insurance in force            $124,979  $22,584    $544    $102,939    0.53%
                                   ========  =======    ====    ========
Premiums:
   Life insurance and annuities    $    372  $   137    $  1    $    236    0.42%
   Accident and health insurance        291       19      --         272    0.00%
                                   --------  -------    ----    --------
Total premiums                     $    663  $   156    $  1    $    508    0.20%
                                   ========  =======    ====    ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the balance sheets. Reinsurance recoverable on paid losses was approximately $32 million and $23 million at December 31, 2012 and 2011, respectively. Reinsurance recoverable on unpaid losses was approximately $13 million and $17 million at December 31, 2012 and 2011, respectively. Ceded claim and surrender recoveries under reinsurance agreements was $108 million, $122 million and $118 million for the years ended 2012, 2011 and 2010, respectively.

During 2010, the Company fully terminated and recaptured the reinsurance treaty with Swiss Re Life and Health America, Inc. for a specified block of disability income business. The recapture resulted in a pre-tax gain of $217 thousand.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures a 90 percent quota share of the Company's liability on virtually all individual level term policies issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $8 million, $7 million and $6 million, respectively, representing the risk charge associated with the reinsurance agreement.

11. DEBT

In 2011, the Company became a member of the FHLB of New York. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of New York to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of New York's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

At December 31, 2012 and 2011, the carrying value of the Company's ownership in the FHLB of New York was $10 million and $5 million, respectively, which was reported in partnership and other invested assets. At December 31, 2012, the fair value of collateral pledged to secure advances was $23 million. As of December 31, 2012, the Company had outstanding borrowings of $10 million. There were no advances taken during 2011.

Advances taken by the Company which were outstanding at December 31, 2012 mature at various dates through 2017 and have stated interest rates which range from 0.52 percent to 0.80 percent.

12. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At December 31, 2012, the future minimum lease payments under the operating leases are as follows:

       (In Millions)
2013        $3
            --
Total       $3
            ==

Rent expense was $3 million each year for the years ended December 31, 2012, 2011 and 2010.

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $66 million and $84 million for the periods ended December 31, 2012 and 2011, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. $43 million of the total commitments at December 31, 2012 are currently expected to expire by 2013, and the remainder by 2017 based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

Mortgage Loan Commitments

The Company had $2 million in commitments relating to mortgage loans at December 31, 2012.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


CONTINGENT LIABILITIES

Superior National Matter

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit ("the Ninth Circuit"). The appeals process continued until 2010.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28, 2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $45 million and $65 million for these guaranty fund assessments at December 31, 2012, and 2011, respectively, which is reported within other liabilities in the accompanying balance sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company recorded an increase of approximately $7 million and $22 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. The Company paid $3 million of this amount. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

13. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were $7 thousand, $1 million and $1 million in 2012, 2011 and 2010, respectively.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income are as follows:

                                                            2012    2011    2010
                                                           ------  ------  ------
                                                                (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $2,280  $1,639  $1,164
   Gross unrealized losses                                   (141)   (422)   (384)
Net unrealized gains on other invested assets                  19       8       3
Adjustments to DAC and deferred sales inducements            (416)   (218)   (159)
Insurance loss recognition                                   (575)   (444)   (217)
Deferred federal and state income tax expense                (401)   (210)   (144)
                                                           ------  ------  ------
   Accumulated other comprehensive income                  $  766  $  353  $  263
                                                           ======  ======  ======

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                                                             Unrealized gains                           Adjustment to
                                                            (losses) of fixed                          deferred policy
                                                           maturity investments                       acquisition costs,
                                                           on which other-than                        value of business
                                                             temporary credit     Unrealized gains       acquired and
                                                             impairments were   (losses) on all other   deferred sales
                                                                  taken            invested assets       inducements
                                                           -------------------- --------------------- ------------------
                                                                                              (In Millions)
DECEMBER 31, 2012
Unrealized change arising during period                           $ (38)               $  794               $(201)
Less: Reclassification adjustments included in net income            43                  (220)                 (3)
                                                                  -----                ------               -----
Total other comprehensive income, before income tax
  (expense) benefit                                                 (81)                1,014                (198)
Less: Income tax (expense) benefit                                   29                  (339)                 73
                                                                  -----                ------               -----
Total other comprehensive income, net of income tax
  (expense) benefit                                               $ (52)               $  675               $(125)
                                                                  =====                ======               =====
DECEMBER 31, 2011
Unrealized change arising during period                           $ (11)               $  340               $ (44)
Less: Reclassification adjustments included in net income           (71)                  (42)                 15
                                                                  -----                ------               -----
Total other comprehensive income, before income tax
  (expense) benefit                                                  60                   382                 (59)
Less: Income tax (expense) benefit                                  (23)                 (143)                 21
                                                                  -----                ------               -----
Total other comprehensive income, net of income tax
  (expense) benefit                                               $  37                $  239               $ (38)
                                                                  =====                ======               =====
DECEMBER 31, 2010
Unrealized change arising during period                           $ 251                $  737               $(262)
Less: Reclassification adjustments included in net income          (142)                  272                 (27)
                                                                  -----                ------               -----
Total other comprehensive income, before income tax
  (expense) benefit                                                 393                   465                (235)
Less: Income tax (expense) benefit                                 (126)                 (163)                 89
                                                                  -----                ------               -----
Total other comprehensive income, net of income tax
  (expense) benefit                                               $ 267                $  302               $(146)
                                                                  =====                ======               =====





                                                           Insurance loss
                                                            recognition   Total
                                                           -------------- -----

DECEMBER 31, 2012
Unrealized change arising during period                        $(370)     $ 185
Less: Reclassification adjustments included in net income       (239)      (419)
                                                               -----      -----
Total other comprehensive income, before income tax
  (expense) benefit                                             (131)       604
Less: Income tax (expense) benefit                                46       (191)
                                                               -----      -----
Total other comprehensive income, net of income tax
  (expense) benefit                                            $ (85)     $ 413
                                                               =====      =====
DECEMBER 31, 2011
Unrealized change arising during period                        $(354)     $ (69)
Less: Reclassification adjustments included in net income       (127)      (225)
                                                               -----      -----
Total other comprehensive income, before income tax
  (expense) benefit                                             (227)       156
Less: Income tax (expense) benefit                                79        (66)
                                                               -----      -----
Total other comprehensive income, net of income tax
  (expense) benefit                                            $(148)     $  90
                                                               =====      =====
DECEMBER 31, 2010
Unrealized change arising during period                        $(217)     $ 509
Less: Reclassification adjustments included in net income         --        103
                                                               -----      -----
Total other comprehensive income, before income tax
  (expense) benefit                                             (217)       406
Less: Income tax (expense) benefit                                76       (124)
                                                               -----      -----
Total other comprehensive income, net of income tax
  (expense) benefit                                            $(141)     $ 282
                                                               =====      =====

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Dividends that the Company may pay to the Parent in any year without prior approval of the New York State Department of Financial Services ("NYDFS") are limited by statute. The maximum amount of dividends which can be paid during a calendar year to shareholders of insurance companies domiciled in the state of New York without obtaining the prior approval of the New York State Superintendent of Insurance is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum dividends payout that may be made in 2013 without prior approval of the New York State Superintendent of Insurance is $188 million.

In 2012 and 2011, the Company paid dividends totaling $221 million and $116 million, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The NYDFS has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the NYDFS to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. The effective date was September 30, 2010. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income and capital and surplus of the Company at December 31 were as follows:

                                2012   2011   2010
                               ------ ------ ------
                                  (In Millions)
Statutory net income           $  270 $  127 $  102
Statutory capital and surplus  $1,878 $1,862 $1,914

14. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                           2012  2011   2010
                          -----  ----  -----
                             (In Millions)
Current                   $  35  $ 72  $ (30)
Deferred                   (101)  (75)  (154)
                          -----  ----  -----
Total income tax benefit  $ (66) $ (3) $(184)
                          =====  ====  =====

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The US statutory income tax rate is 35 percent for 2012, 2011 and 2010. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                      2012   2011   2010
                                                     -----  -----  -----
                                                        (In Millions)
U.S. federal income tax (benefit) at statutory rate  $ 104  $  87  $  78
Adjustments:
   Valuation allowance                                (163)  (109)  (267)
   State income tax                                     (4)    14      7
   Dividends received deduction                         (1)    (1)    (1)
   IRS audit settlements                                (3)     4     --
   Other credits, taxes and settlements                  1      2     (1)
                                                     -----  -----  -----
Total income tax benefit                             $ (66) $  (3) $(184)
                                                     =====  =====  =====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                            2012    2011
                                                                           ------  ------
                                                                            (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $  413  $  615
   Basis differential of investments                                          248     135
   State deferred tax benefits                                                  2      24
   Policy reserves                                                            403     431
   Other                                                                       12      23
                                                                           ------  ------
   Total deferred tax assets before valuation allowance                     1,078   1,228
   Valuation allowance                                                       (413)   (615)
                                                                           ------  ------
   Total deferred tax assets                                                  665     613
Deferred tax liabilities:
   Deferred policy acquisition costs                                         (311)   (162)
   Basis differential of investments                                           --      (8)
   Net unrealized gains on debt and equity securities available for sale     (406)   (354)
   State deferred tax liabilities                                              (2)    (11)
   Other                                                                       --     (33)
                                                                           ------  ------
   Total deferred tax liabilities                                            (719)   (568)
                                                                           ------  ------
Net deferred tax asset (liability)                                         $  (54) $   45
                                                                           ======  ======

At December 31, 2012, the Company had the following operating loss carryforwards:

                      Year
          Amount     expired
       ------------- -------
       (In Millions)
2010        $8        2025
            --
Total       $8
            ==

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


At December 31, 2012, the Company had the following capital loss carryforwards:

                      Year
          Amount     expired
       ------------- -------
       (In Millions)
2008      $1,206      2013
2009         129      2014
          ------
Total     $1,335
          ======

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

    . the nature, frequency and severity of cumulative financial reporting losses in recent years;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences;

    . prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2012, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration.

For the year ended December 31, 2012, the Company released $199 million of its deferred tax asset valuation allowance associated with capital loss carryforwards, of which $163 million was allocated to net income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may results in a reduction in projected taxable gains and reestablishment of a valuation allowance.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                        December 31,
                                                        ------------
                                                        2012    2011
                                                        ----    ----
                                                        (In Millions)
Gross unrecognized tax benefits at beginning of period  $10     $10
   Increases in tax positions for prior years            --      --
                                                        ---     ---
Gross unrecognized tax benefits at end of period        $10     $10
                                                        ===     ===

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2012, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2012 and 2011, the Company's unrecognized tax benefits, excluding interest and penalties, were $10 million each year. As of December 31, 2012 and 2011, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were approximately $200 thousand each year.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2012 and December 31, 2011, the Company had accrued approximately $704 thousand and $511 thousand, respectively, for the payment of interest (net of federal tax) and penalties. For the years ended December 31, 2012, 2011 and 2010, the Company recognized an expense of $193 thousand, $176 thousand and $323 thousand, respectively, of interest (net of federal tax) and penalties in the statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2009. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2002 to 2012 remain subject to examination by major tax jurisdictions.

15. RELATED-PARTY TRANSACTIONS

Events Related to AIG

Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG common stock, and the U.S. Department of the Treasury (the "Department of the Treasury") became AIG's majority shareholder, with approximately 92 percent of outstanding AIG common stock at that time.

The Department of the Treasury, as selling shareholder, sold all of its shares of AIG common stock through six registered public offerings completed in May 2011 and in March, May, August, September and December 2012 (the 2012 offerings collectively referred to as "the 2012 Offerings"). In the 2012 Offerings, the Department of the Treasury sold approximately 1.5 billion shares of AIG common stock for aggregate proceeds of approximately $45.8 billion. AIG purchased approximately 421 million shares of AIG common stock at an average price of $30.86 per share, for an aggregate purchase amount of approximately $13.0 billion, in the first four of the 2012 Offerings. AIG did not purchase any shares in the December 2012 offering. The Department of the Treasury still owns warrants to purchase 2.7 million shares of AIG common stock which expire in 2018.

AIG is currently regulated by the Board of Governors of the Federal Reserve System ("FRB") and subject to its examination, supervision and enforcement authority and reporting requirements as a savings and loan holding company ("SLHC"). In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank"), AIG may separately become subject to the examination, enforcement and supervisory authority of the FRB. In October 2012, AIG received a notice that it is under consideration by the Financial Stability Oversight Council created by Dodd-Frank for a proposed determination that it is a systemically important financial institution

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

("SIFI"). Changes mandated by Dodd-Frank include directing the FRB to promulgate minimum capital requirements for both SLHCs and SIFIs.

Additional information on AIG is publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"), which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income ceded to affiliates was $(9) thousand, $456 thousand and $11 million for the years ended December 31, 2012, 2011 and 2010, respectively. Commission ceded to affiliates was $(2) thousand, $69 thousand and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2012, 2011 and 2010, the Company was charged $136 million, $138 million and $138 million, respectively, for expenses attributed to the Company. Accounts payable for such services at December 31, 2012 and 2011 were not material.

The Company provides life insurance coverage to employees of AIG and its domestic subsidiaries in connection with AIG's employee benefit plans. The statements of income include $10 million in premiums relating to this business for 2012, $10 million for 2011 and $12 million for 2010.

The Company pays commissions, including support fees to defray marketing and training costs, to three affiliated broker-dealers for distributing its annuity products. Commissions paid to these broker-dealers totaled $2 million, $2 million and $1 million in 2012, 2011 and 2010, respectively. These affiliated broker-dealers represented approximately 3.7 percent, 1.3 percent and 1.0 percent of premiums received in 2012, 2011 and 2010, respectively.

On February 1, 2004, the Company entered into an administrative services agreement with its affiliate SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage of all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $3 million, $3 million and $2 million in 2012, 2011 and 2010, respectively, and are included in other revenues in the statements of income.

Financing Arrangements

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Annuity and Life Assurance Company ("SAAL"), dated February 15, 2004, whereby the Company has the right to borrow up to $15 million from SAAL. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2012 and 2011. As a result of the Merger, AGL assumed all of SAAL's rights and obligations under this short-term financing arrangement.

On February 15, 2004, the Company entered into a short-term financing arrangement with SAAL whereby SAAL has the right to borrow up to $15 million from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2012 and 2011. As a result of the Merger, AGL assumed all of SAAL's rights and obligations under this short-term financing arrangement.

On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15 million from SAII. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2012 and 2011. As a result of the Merger, AGL assumed all of SAII's rights and obligations under this short-term financing arrangement.

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)


On January 20, 2004, the Company entered into a short-term financing arrangement with the SALIC whereby the Company has the right to borrow up to $15 million from the SALIC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2012 and 2011. As a result of the Merger, AGL assumed all of SALIC's rights and obligations under this short-term financing arrangement.

Notes of Affiliates

On December 27, 2006, the Company invested $117 million in a 5.18 percent fixed rate Senior Promissory Note issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."), which matured on December 27, 2011. The Company recognized interest income of $6 million each year on the Note during 2011 and 2010. Upon maturity, the Company reinvested the $117 million in a 2.25 percent Senior Promissory Note due December 27, 2013, issued by SAFG, Inc. On December 27, 2012, the Company received a principal payment of $67 million from SAFG, Inc. The Company recognized interest income of $3 million and $29 thousand on the Note during 2012 and 2011, respectively.

On September 15, 2006, the Company invested $5 million in a 5.57 percent fixed rate Senior Promissory Note issued by SAFG, Inc. which matured on September 15, 2011. The Company recognized interest income of $196 thousand and $279 thousand on the Note during 2011 and 2010, respectively.

National Union and American Home Guarantees

Due to the merger of AIL into the Company at December 31, 2010, policies that were originally issued by AIL are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), while policies issued by the Company are guaranteed by American Home Assurance Company ("American Home"). Both guarantors are indirect wholly owned subsidiaries of AIG. National Union and American Home have terminated the General Guarantee Agreements dated
July 13, 1998 and March 3, 2003, respectively (the "Guarantees") with respect to prospectively issued policies and contracts issued by AIL or the Company. Both of the Guarantees terminated on April 30, 2010 ("Point of
Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover all policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. The Guarantees provide that the policyowners owning policies issued by AIL or the Company with a date of issue earlier than the Point of Termination can enforce the applicable Guarantee directly against National Union or American Home.

Insurance policy obligations for individual and group policies issued by FSA prior to January 31, 2008, are guaranteed (the "FSA Guarantee") by American Home. As of January 31, 2008 (the "FSA Point of Termination"), the FSA Guarantee was terminated for prospectively issued policies. The FSA Guarantee will not cover any policies with a date of issue later than the FSA Point of Termination. The FSA Guarantee will, however, continue to cover insurance obligations on policies issued by FSA with a date of issue earlier than the FSA Point of Termination, including obligations arising from purchase payments received with respect to these policies after the FSA Point of Termination. The FSA Guarantee provides that the policyowners owning policies issued by the Company with a date of issue earlier than the FSA Point of Termination can enforce the FSA Guarantee directly against American Home.

National Union's and American Home's audited statutory financial statements are filed with the SEC, as applicable, as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination and the FSA Point of Termination.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG will maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

statement), subject to Board of Directors and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Other

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $2.4 billion and $2.2 billion at December 31, 2012 and 2011, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

16. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

17. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

The Company paid a $185 million dividend to AGC Life on March 28, 2013.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:





- Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2012.



- Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2012, 2011 and 2010.


(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    2
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)   Form of Distribution Agreement.......................................    19
      (b)   Form of Selling Agreement............................................    19
(4)   (a)   FSA Form of Variable Annuity Contract (FS-973 (6/07))................    8
            (1) FSA Form of Variable Annuity Contract (FS-973-1 (6/07))..........    8
            (2) FSA Form of Variable Annuity Contract (FS-973-2 (6/07))..........    8
            (3) FSA Form of Variable Annuity Contract (FS-993-PPS4 (12/10))......    17
            (4) FSA Form of Variable Annuity Contract (FS-993-PPS7 (12/10))......    17
            (5) FSA Form of Variable Annuity Contract (FS-993-PPS9 (12/10))......    17
            (6) USL Form of Variable Annuity Contract (FS-993-PPS4 (12/10))......    Filed Herewith
            (7) USL Form of Variable Annuity Contract (FS-993-PPS7 (12/10))......    Filed Herewith
            (8) USL Form of Variable Annuity Contract (FS-993-PPS9 (12/10))......    Filed Herewith
      (b)   FSA Form of Guaranteed Minimum Account Value Endorsement (FSE-6183
            (12/03)).............................................................    4
      (c)   FSA Form of IRA Endorsement (FSE-6171 (4/02))........................    3
      (d)   FSA Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement (FSE-6217 (10/05)).......................................    5
      (e)   FSA Form of Nursing Home Waiver Rider (FSE-6223 (8/06))..............    6
      (f)   FSA Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement (FSE-6225V-P (9/07)).....................................    9
      (g)   FSA Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement (FSE-6225VI-P (9/07))....................................    9
      (h)   FSA Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement (FSE-6225V6-P (9/07))....................................    9
      (i)   FSA Form of Optional Guaranteed Minimum Withdrawal Benefit
            Endorsement (FSE-6225V7-P(9/07)).....................................    9
      (j)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-6231-
            V2 (2/08))...........................................................    10
      (k)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-6242-
            VX (2/09))...........................................................    11
      (l)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-6242-
            V (2/09))............................................................    11
      (m)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-
            6244V6-P (11/08))....................................................    11
      (n)   FSA Form of Return of Purchase Payment Death Benefit Endorsement
            (FSE-6236 (6/08))....................................................    11
      (o)   FSA Form of Maximum Anniversary Value Optional Death Benefit
            Endorsement (FSE-6235 (6/08))........................................    11
      (p)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-6248-
            VX (9/09))...........................................................    12
      (q)   FSA Return of Purchase Payment Death Benefit Endorsement (FSE-6236
            (11/09)).............................................................    13
      (r)   FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-6248-
            V (5/10))............................................................    15
      (s)   FSA Form of Extended Legacy Program Guide (EXTLEGGEN)................    16
      (t)   FSA Form of Maximum Anniversary Value Optional Death Benefit
            Endorsement (FSE-6235 (12/10)).......................................    16
      (u)   USL Merger Endorsement (USLE-6258 (8/11))............................    19
      (v)   Optional Guaranteed Living Benefit Endorsement (FSE-6248-V (10/11))..    21
      (w)   USL Form of IRA Endorsement (FSE-6171 (12/10)).......................    24
      (x)   USL Nursing Home Waiver Rider (FSE-6223 (8/06))......................    24
      (y)   USL Form of Optional Guaranteed Living Benefit Endorsement (FSE-6248-
            V/25 (12/12))........................................................    24
      (z)   USL Form of Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12).....    24

      (aa)  USL Form of Maximum Anniversary Value Optional Death Benefit
            Endorsement (FSE-6235 (12/10)).......................................    24
      (bb)  USL Premium Plus Endorsement (FSE-6245 (12/08))......................    24
      (cc)  USL DOMA Endorsement (FSE-6249 (12/09))..............................    24
      (dd)  USL Optional Guaranteed Living Benefit Extension Data Page
            Endorsement (FSE-6231E-V (10/10))....................................    Filed Herewith
(5)   FSA Annuity Application Specimen Contract (FSA-548 (1/03)).................    3
      (a)   FSA Form of Annuity Application (FSA-579-1 (10/09))..................    17
      (b)   USL Form of Annuity Application (USL-579-1 (12/12))..................    Filed Herewith
(6)   Corporate Documents of Depositor
      (a)   Copy of the Bylaws of The United States Life Insurance Company in the
            City of New York, Amended and Restated December 14, 2010.............    18
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)   Anchor Series Trust Fund Participation Agreement.....................    23
      (b)   SunAmerica Series Trust Fund Participation Agreement.................    23
      (c)   Van Kampen Life Investment Trust Fund Participation Agreement........    1
      (d)   Lord Abbett Series Fund, Inc. Fund Participation Agreement...........    23
      (e)   American Funds Insurance Series and SunAmerica Series Trust Master-
            Feeder Fund Participation Agreement..................................    7
      (f)   Franklin Templeton Variable Insurance Products Trust Fund
            Participation Agreement..............................................    10
      (g)   Amendment to Franklin Templeton Variable Insurance Products Trust
            Fund Participation Agreement.........................................    19
      (h)   AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
            Participation Agreement..............................................    14
      (i)   Seasons Series Trust Fund Participation Agreement....................    23
      (j)   Form of Letter of Consent to Assignment of Fund Participation
            Agreement............................................................    19
(9)   Opinion of Counsel and Consent of Depositor................................    20
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)   Power of Attorney -- The United States Life Insurance Company in the
            City of New York Directors...........................................    Filed Herewith
      (b)   Capital Maintenance Agreement of American International Group, Inc...    19
      (c)   Agreement and Plan of Merger including the Charter of The United
            States Life Insurance Company in the City of New York................    19



--------

 1 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
   Accession No. 0000950148-02-002786.

 2 Incorporated by reference to the Initial Registration Statement, File Nos.
   333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-
   02-004616.

 3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-102137 and 811-08810, filed August 14, 2003 Accession No. 0001193125-03-036541.


 4 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
   No. 23, File Nos. 033-85014 and 811-08810, filed on April 21, 2004, Accession No. 0000950148-04-000768.


 5 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-102137 and 811-08810, filed May 1, 2006, Accession No.
   0000950129-06-004651.

 6 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
   No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

 7 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No.  14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
   Accession No. 0000950124-07-002498.

 8 Incorporated by reference to the Initial Registration Statement, File Nos.
   333-147008 and 811-08810, filed on October 30, 2007, Accession No.
   0000950148-07-000268.

 9 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-147008 and 811-08810, filed on January 31, 2008, Accession No. 0000950148-08-000021.

10 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000100.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.


12 Filed Herewith




13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-157198 and 811-08810, filed on April 28, 2010, Accession No. 0000950123-10-039592.

14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157198 and 811-08810, filed on August 30, 2010, Accession No. 0000950123-10-082181.

16 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.

17 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
   No. 14, File Nos. 333-147008 and 811-008810, filed on April 28, 2011,
   Accession No. 0000950123-11-040886.

18 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
   File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.

19 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.

20 Incorporated by reference to the Initial Registration Statement, File Nos.
   333-178845 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-
   11-104749.

21 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-178841 and 811-08810, filed on January 20, 2012, Accession No. 0000950123-12-001054.

22 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-178842 and 811-08810, filed on April 30, 2012, Accession No. 0000950123-12-007275.

23 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.


24 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR




The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES
HELD WITH DEPOSITOR
---------------------------
Jay S. Wintrob(2)                   Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams                     Director and President -- Fixed Annuities
William J. Carr                     Director
Thomas J. Diemer                    Director, Senior Vice President and Chief Risk
                                    Officer
Mary Jane B. Fortin                 Director, Executive Vice President, Chief
                                    Financial Officer
Deborah A. Gero(2)                  Director, Senior Vice President and Chief
                                    Investment Officer
William J. Kane                     Director
Scott H. Richland                   Director
W. Lawrence Roth                    Director
Jana W. Greer(3)                    President -- Retirement Income Solutions
James A. Mallon                     President -- Life and Accident & Health
Jonathan J. Novak                   President -- Institutional Markets
Curtis W. Olson(1)                  President -- Group Benefits
Robert M. Beuerlein                 Senior Vice President and Chief and Appointed
                                    Actuary
Randall W. Epright                  Senior Vice President and Chief Information
                                    Officer
Stephen A. Maginn(3)                Senior Vice President and Chief Distribution
                                    Officer
Christine A. Nixon(2)               Senior Vice President and Chief Legal Officer
Tim W. Still                        Senior Vice President and Chief Operations Officer
Steven D. Anderson                  Vice President and Controller
Jim A. Coppedge                     Vice President and Assistant Secretary
Julie Cotton Hearne                 Vice President and Secretary
David H. den Boer                   Vice President and Chief Compliance Officer
John B. Deremo                      Vice President, Distribution
William T. Devanney, Jr.            Vice President and Tax Officer
Gavin D. Friedman(2)                Vice President and Litigation Officer
Leo W. Grace                        Vice President, Product Filings
Tracy E. Harris                     Vice President, Product Filings
Mallary L. Reznik(2)                Vice President and Assistant Secretary
T. Clay Spires                      Vice President and Tax Officer
Michael E. Treske                   Vice President, Distribution
William C. Wolfe                    Vice President and Treasurer
Manda Ghaferi(2)                    Vice President
David S. Jorgensen                  Vice President
Melissa H. Cozart                   Privacy Officer
Craig M. Long                       Anti-Money Laundering and Office of Foreign Asset
                                    Control Officer
David J. Kumatz(4)                  Assistant Secretary
Virginia N. Puzon(2)                Assistant Secretary
Larry E. Blews                      38a-1 Compliance Officer



--------


   (1) 3600 Route 66, Neptune, NJ 07753



   (2) 1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067



   (3) 21650 Oxnard Street, Woodland Hills, CA 91367



   (4) 200 American General Way, Brentwood, TN 37027


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American

International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-13-001390, filed on February 21, 2013. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2013, the number of Polaris Preferred Solution contracts funded by FS Variable Separate Account was 126 of which 73 were qualified contracts and 53 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     American General Life Insurance Company -- Variable Separate Account American General Life Insurance Company -- Variable Annuity Account One American General Life Insurance Company -- Variable Annuity Account Two American General Life Insurance Company -- Variable Annuity Account Four American General Life Insurance Company -- Variable Annuity Account Five American General Life Insurance Company -- Variable Annuity Account Seven American General Life Insurance Company -- Variable Annuity Account Nine The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.
     SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Senior Vice President
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Michael E. Treske........   Chief Distribution Officer
Rebecca Snider...........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.


     (2) Principal business address is 1 SunAmerica Center, Los Angeles, CA 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2013.


                                        FS VARIABLE SEPARATE ACCOUNT

                                        (Registrant)



                                        BY: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK


                                            (On behalf of the Registrant and
                                            itself)



                                        BY: /s/ MARY JANE B. FORTIN


                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                    Chairman of the Board, President       April 29, 2013
-----------------------------        and Chief Executive Officer
JAY S. WINTROB

*BRUCE R. ABRAMS                   Director and President -- Fixed        April 29, 2013
-----------------------------                 Annuities
BRUCE R. ABRAMS

*WILLIAM J. CARR                               Director                   April 29, 2013
-----------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                  Director, Senior Vice President        April 29, 2013
-----------------------------           and Chief Risk Officer
THOMAS J. DIEMER

*MARY JANE B. FORTIN              Director, Executive Vice President      April 29, 2013
-----------------------------        and Chief Financial Officer
MARY JANE B. FORTIN

                                   Director, Senior Vice President
-----------------------------        and Chief Investment Officer
DEBORAH A. GERO

*WILLIAM J. KANE                               Director                   April 29, 2013
-----------------------------
WILLIAM J. KANE

*SCOTT H. RICHLAND                             Director                   April 29, 2013
-----------------------------
SCOTT H. RICHLAND

*R. LAWRENCE ROTH                              Director                   April 29, 2013
-----------------------------
R. LAWRENCE ROTH

*STEVEN D. ANDERSON                 Vice President and Controller         April 29, 2013
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact               April 29, 2013
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(4)(a)(6)       USL Form of Variable Annuity Contract
(4)(a)(7)       USL Form of Variable Annuity Contract
(4)(a)(8)       USL Form of Variable Annuity Contract
(4)(p)          FSA Optional Guaranteed Living Benefit Endorsement
(4)(dd)         USL Optional Guaranteed Living Benefit Extension Data Page Endorsement
(5)(b)          USL Form of Annuity Application
(10)            Consents
(13)(a)         Power of Attorney -- The United States Life Insurance Company in the City of
                New York Directors